Vanguard® Limited-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of January 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (98.5%)
Alabama (3.9%)
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/26	1,250	1,358
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/27	1,410	1,563
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/28	1,365	1,528
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/29	2,230	2,537
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/27	760	848
	Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/27	10,000	10,381
	Auburn University College & University Revenue	3.250%	6/1/31	390	391
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/24	300	310
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/26	450	489
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/27	1,510	1,677
	Birmingham Water Works Board Water Revenue	5.000%	1/1/25	400	419
	Birmingham Water Works Board Water Revenue, Prere.	4.000%	1/1/27	1,000	1,071
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	3.000%	7/1/26	1,470	1,478
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/23	230	230
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/23	2,900	2,909
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/23	230	231
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/23	875	878
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/23	7,380	7,466
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/24	215	217
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/24	4,135	4,158
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/24	250	253
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/24	875	879

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/25	250	253
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/25	520	524
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/25	4,265	4,292
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/25	740	752
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/25	1,500	1,508
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/26	1,000	1,018
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/26	4,435	4,462
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/26	2,500	2,553
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/26	3,095	3,112
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/27	1,250	1,279
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/27	4,785	4,806
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/27	2,300	2,359
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/28	2,575	2,646
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/28	2,750	2,829
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/23	850	853
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/24	2,005	2,018
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/25	2,975	2,995
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/26	3,095	3,119
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/27	3,220	3,240
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/28	6,770	6,767
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/29	6,975	6,910
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 4)	4.000%	6/1/23	875	877
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 4) PUT	4.000%	12/1/25	61,115	61,318
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	10/1/23	400	402
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	10/1/24	350	353
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	4/1/25	1,000	1,010
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	4/1/26	775	782
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5) PUT	4.000%	10/1/26	79,185	79,414
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/23	82,165	82,396
[2]	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	6/1/27	55,175	56,181

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	10/1/27	52,570	52,569
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.500%	12/1/28	11,590	12,448
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	6/1/29	15,145	16,243
	Black Belt Energy Gas District Natural Gas Revenue PUT (Gas Project)	4.000%	12/1/26	70,975	71,094
	Black Belt Energy Gas District Natural Gas Revenue PUT (Gas Project)	4.000%	12/1/29	94,270	92,875
	Black Belt Energy Gas District Natural Gas Revenue PUT (Project No. 6)	4.000%	12/1/26	69,480	69,596
	Black Belt Energy Gas District Natural Gas Revenue PUT (Project No. 6)	5.000%	6/1/28	73,805	78,849
[3]	Black Belt Energy Gas District Natural Gas Revenue, 67% of 1M USD LIBOR + 0.900%	3.842%	12/1/48	36,000	36,006
[4]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/23	225	227
[4]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/24	245	254
[4]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/25	210	221
[4]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/26	975	1,044
[4]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/27	1,100	1,195
	Homewood AL GO, Prere.	5.250%	9/1/26	12,500	13,787
	Houston County Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	3,050	3,133
	Houston County Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	1,000	1,046
	Houston County Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	2,090	2,162
	Huntsville AL GO	5.000%	5/1/23	2,680	2,697
	Huntsville AL GO, Prere.	5.000%	11/1/23	1,400	1,427
	Huntsville AL GO, Prere.	5.000%	11/1/23	1,195	1,218
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	4,565	4,565
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	445	461
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	210	221
	Jacksonville State University College & University Revenue	4.000%	12/1/26	550	574
	Jacksonville State University College & University Revenue	4.000%	12/1/27	1,000	1,054
	Jacksonville State University College & University Revenue	5.000%	12/1/28	1,545	1,726
[2,5]	Jefferson County AL Board of Education Special Tax Revenue TOB VRDO	1.350%	2/1/23	13,210	13,210
	Jefferson County AL GO	5.000%	4/1/23	1,040	1,044
	Jefferson County AL GO	5.000%	4/1/24	5,500	5,662
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/23	2,500	2,538
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/24	6,725	6,994
[4,6]	Jefferson County AL Sewer Revenue, 6.600% coupon rate effective 10/1/23	0.000%	10/1/42	21,325	21,948
[4,6]	Jefferson County AL Sewer Revenue, 6.900% coupon rate effective 10/1/23	0.000%	10/1/50	10,000	10,256

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project) PUT	4.000%	12/1/25	50,925	51,155
	Mobile Alabama Industrial Development Board Industrial Revenue PUT	1.000%	6/26/25	9,500	9,109
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/23	1,345	1,348
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/24	1,725	1,770
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/25	4,150	4,365
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/26	3,165	3,412
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/27	4,015	4,330
	Montgomery AL GO	3.000%	12/1/24	205	207
	Montgomery AL GO	3.000%	12/1/25	500	508
	Montgomery AL GO	3.000%	12/1/26	265	270
	Montgomery AL GO	3.000%	12/1/27	925	944
	Montgomery AL GO	3.000%	12/1/28	1,850	1,886
	Mountain Brook Board of Education GO	4.000%	3/1/23	150	150
	Mountain Brook Board of Education GO	4.000%	3/1/25	140	145
	Mountain Brook Board of Education GO	4.000%	3/1/27	200	214
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	4.000%	4/1/24	69,115	69,297
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	4.000%	6/1/23	2,000	2,004
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	4.000%	6/1/24	2,500	2,509
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2) PUT	4.000%	6/1/24	41,985	42,079
[3]	Southeast Alabama Gas Supply District Natural Gas Revenue, SIFMA Municipal Swap Index Yield + 0.650%	2.310%	4/1/49	1,000	998
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	4.000%	6/1/23	750	752
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	4.000%	6/1/24	520	525
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	4.000%	6/1/25	875	888
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	4.000%	6/1/26	750	765
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	4.000%	6/1/27	2,420	2,479
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	4.000%	6/1/28	3,985	4,094
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/23	225	226
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/24	1,425	1,434
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/25	560	565
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/26	700	707
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/27	3,055	3,082
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/28	4,825	4,855
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3)	5.250%	12/1/28	2,910	3,146

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3)	5.250%	6/1/29	2,810	3,041
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3)	5.250%	12/1/29	6,045	6,532
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT (Project No. 1)	4.000%	10/1/28	19,160	19,175
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT (Project No. 3)	5.500%	12/1/29	15,480	16,852
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT (Project No. 4)	5.000%	8/1/28	17,835	18,690
[1]	Troy University College & University Revenue	5.000%	11/1/23	735	749
[1]	Troy University College & University Revenue	5.000%	11/1/25	1,425	1,522
	Tuscaloosa County Board of Education Special Tax Revenue	5.000%	2/1/23	200	200
	Tuscaloosa County Board of Education Special Tax Revenue	5.000%	2/1/24	150	154
	Tuscaloosa County Board of Education Special Tax Revenue	5.000%	2/1/27	290	319
[1]	Tuscaloosa Public Educational Building Authority Local or Guaranteed Housing Revenue	5.000%	7/1/23	3,660	3,697
[1]	Tuscaloosa Public Educational Building Authority Local or Guaranteed Housing Revenue	5.000%	7/1/24	3,845	3,976
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	1,000	1,015
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	1,100	1,143
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	1,260	1,340
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	2,000	2,175
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	1,100	1,191
[1]	University of South Alabama College & University Revenue	5.000%	10/1/23	500	508
[1]	University of South Alabama College & University Revenue	5.000%	10/1/24	525	545
[4]	University of South Alabama College & University Revenue	4.000%	4/1/25	425	437
[4]	University of South Alabama College & University Revenue	5.000%	4/1/26	580	624
[1]	University of South Alabama College & University Revenue	5.000%	10/1/26	800	870
[4]	University of South Alabama College & University Revenue	5.000%	4/1/27	750	822
					1,216,438
Alaska (0.4%)
	Alaska GO	5.000%	8/1/25	1,435	1,435
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/24	245	253
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/24	210	219
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/25	220	232
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/25	280	299

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/26	345	373
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/26	460	503
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/27	375	414
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/27	385	430
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/28	390	439
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/28	360	409
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/29	925	1,054
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/29	975	1,120
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/30	875	1,014
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	4.000%	12/1/48	6,355	6,438
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.750%	12/1/52	6,375	7,034
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/27	800	884
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/27	1,000	1,116
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/28	1,400	1,575
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	1,935	1,942
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	1,125	1,155
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	1,875	1,960
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	4,940	5,265
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/23	525	533
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/24	1,795	1,869
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/23	2,530	2,580
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/23	4,785	4,879
	Alaska Railroad Corp. Government Fund/Grant Revenue	5.000%	8/1/23	13,810	13,943
[2,5]	Alaska State Municipal Bond Bank Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.820%	2/2/23	3,375	3,375
	Anchorage AK Wastewater Sewer Revenue	5.000%	5/1/24	600	619
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/23	4,180	4,237
	Municipality of Anchorage AK GO	5.000%	9/1/27	620	696
	Municipality of Anchorage AK GO	5.000%	9/1/27	370	415
	Municipality of Anchorage AK GO	5.000%	9/1/28	825	946

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Municipality of Anchorage AK GO	5.000%	9/1/29	625	731
	Municipality of Anchorage AK GO	5.000%	9/1/29	415	485
	North Slope AK GO	4.000%	6/30/25	18,240	18,930
	North Slope AK GO	4.000%	6/30/26	16,175	17,042
	North Slope Borough AK GO	5.000%	6/30/25	800	849
	North Slope Borough AK GO	5.000%	6/30/26	600	652
	North Slope Borough AK GO	5.000%	6/30/27	415	461
	North Slope Borough AK GO	5.000%	6/30/28	365	413
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/24	200	205
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/26	2,200	2,325
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/27	3,950	4,223
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/28	2,000	2,162
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/29	3,155	3,449
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/30	1,375	1,518
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	0.500%	6/1/31	160	159
					123,259
Arizona (1.3%)
	Arizona Board of Regents (University of Arizona Project) COP	5.000%	6/1/23	510	514
	Arizona Board of Regents (University of Arizona Project) COP	5.000%	6/1/24	545	563
	Arizona Board of Regents College & University Revenue	5.000%	7/1/28	200	229
	Arizona Board of Regents College & University Revenue	5.000%	7/1/29	250	291
	Arizona Board of Regents COP	5.000%	6/1/24	670	692
	Arizona COP, ETM	5.000%	10/1/23	19,820	20,162
	Arizona COP, ETM	5.000%	10/1/24	20,920	21,835
	Arizona COP, ETM	5.000%	10/1/26	8,145	8,961
	Arizona COP, ETM	5.000%	10/1/28	4,075	4,696
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/25	5,000	5,186
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/26	15,050	15,596
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/30	1,000	1,035
[5]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.320%	2/1/23	14,620	14,620
[5]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.320%	2/1/23	6,905	6,905
[3]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.250%	1.910%	1/1/46	4,000	3,867
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/23	600	604
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/24	600	610
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/25	750	766
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/26	1,210	1,226
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/26	220	220
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/26	1,000	1,028
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/26	1,000	1,028
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/27	750	775
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/28	805	821
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/28	240	240

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/28	850	881
[5]	Arizona IDA Charter School Aid Revenue	4.000%	7/1/29	500	489
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/29	605	617
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/29	250	249
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/24	135	139
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/26	125	133
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/27	160	172
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/28	125	137
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	650	650
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	750	768
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	665	698
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	135	143
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	720	775
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	125	135
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	1,600	1,762
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	225	248
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	1,395	1,570
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	250	280
[2,5]	Arizona IDA Health, Hospital, Nursing Home Revenue TOB VRDO	1.780%	2/2/23	1,910	1,910
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/23	1,450	1,450
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/23	1,875	1,897
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/24	1,485	1,520
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/24	1,550	1,605
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/25	1,610	1,693
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/25	1,680	1,791
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/26	2,500	2,702
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/26	1,680	1,827
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/26	4,065	4,447
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/26	1,600	1,761
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/27	3,510	3,886
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/27	1,605	1,787
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/28	1,460	1,673

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/25	400	420
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/26	500	536
[5]	Arizona IDA Multi Family Housing Revenue TOB VRDO	1.320%	2/1/23	30,850	30,850
[5]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.250%	7/1/24	4,365	2,837
[5]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.375%	7/1/25	1,910	1,241
[5]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.500%	7/1/26	1,910	1,241
[5]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.625%	7/1/27	1,910	1,242
[5]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.750%	7/1/28	1,910	1,242
[5]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	5.500%	7/1/31	420	273
	Arizona Lottery Revenue, ETM	5.000%	7/1/24	5,300	5,492
	Arizona Lottery Revenue, ETM	5.000%	7/1/25	10,140	10,785
[1]	Arizona Sports & Tourism Authority Miscellanious Revenue	5.000%	7/1/29	9,490	10,739
	Arizona State University College & University Revenue	5.000%	7/1/23	690	697
	Arizona State University College & University Revenue	5.000%	7/1/23	500	505
	Arizona State University College & University Revenue	5.000%	7/1/23	500	505
	Arizona State University College & University Revenue	5.000%	7/1/24	400	414
	Arizona State University College & University Revenue	5.000%	7/1/24	400	414
	Arizona State University College & University Revenue	5.000%	7/1/25	800	830
	Arizona State University College & University Revenue	5.000%	7/1/25	730	777
	Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/25	10,000	10,646
	Bullhead AZ Excise Taxes Sales Tax Revenue	0.400%	7/1/23	125	123
	Bullhead AZ Excise Taxes Sales Tax Revenue	0.600%	7/1/24	140	135
	Bullhead AZ Excise Taxes Sales Tax Revenue	0.750%	7/1/25	175	165
	Bullhead AZ Excise Taxes Sales Tax Revenue	0.950%	7/1/26	125	117
	Bullhead AZ Excise Taxes Sales Tax Revenue	1.150%	7/1/27	375	347
	Bullhead AZ Excise Taxes Sales Tax Revenue	1.300%	7/1/28	485	445
	Chandler IDA Industrial Revenue PUT	2.400%	8/14/23	5,000	4,980
	Coconino County Pollution Control Corp. Electric Power & Light Revenue PUT	1.650%	3/31/23	1,250	1,247
	Glendale AZ Sales Tax Revenue	5.000%	7/1/28	250	272
	Glendale IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/23	750	748
[2,5]	Glendale IDA Health, Hospital, Nursing Home Revenue TOB VRDO	1.860%	2/2/23	3,750	3,750
	Glendale IDA Student Loan Revenue	4.000%	5/15/25	900	931
	Glendale IDA Student Loan Revenue	4.000%	5/15/26	300	315
	Glendale IDA Student Loan Revenue	4.000%	5/15/27	1,975	2,096
[4]	Glendale Union High School District No. 205 GO	5.000%	7/1/25	115	122
[4]	Glendale Union High School District No. 205 GO	5.000%	7/1/26	100	109
[4]	Glendale Union High School District No. 205 GO	5.000%	7/1/27	250	278

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Glendale Union High School District No. 205 GO	5.000%	7/1/28	300	340
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/24	120	122
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/25	90	92
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/26	95	98
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/27	75	78
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/28	80	84
	Madison Elementary School District No. 38 GO	4.000%	7/1/26	515	545
[1]	Maricopa County Elementary School District No. 1-Phoenix Elementary GO	5.000%	7/1/23	25	25
	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/23	155	156
	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/24	145	147
	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/25	200	203
[5]	Maricopa County IDA Charter School Aid Revenue	3.500%	7/1/26	1,015	991
	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/26	200	204
	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/27	225	231
[5]	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/29	2,150	2,109
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	2,275	2,326
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	1,450	1,550
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	1,500	1,639
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	3,075	3,423
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	600	675
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	2,505	2,827
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	2,505	2,865
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/24	15,000	15,492
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	10/18/24	10,505	10,918
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/26	12,545	13,509
[3]	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.570%	2.230%	1/1/35	6,165	6,140
[3]	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.800%	2.460%	9/1/48	4,500	4,488
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue PUT	0.875%	10/1/26	2,610	2,332
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue PUT	0.875%	10/1/26	1,495	1,336
	Maricopa County Special Health Care District GO	5.000%	7/1/27	3,430	3,823

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maricopa County Special Health Care District GO	5.000%	7/1/28	1,800	2,049
	Maricopa County Unified School District No. 4 Mesa GO	5.000%	7/1/29	1,035	1,208
	Maricopa County Unified School District No. 41 Gilbert GO	4.000%	7/1/24	1,265	1,295
	Mesa AZ Excise Tax Sales Tax Revenue	5.000%	7/1/25	105	112
	Mesa AZ Excise Tax Sales Tax Revenue	5.000%	7/1/26	180	196
	Mesa AZ Excise Tax Sales Tax Revenue	5.000%	7/1/27	200	223
	Mesa AZ Excise Tax Sales Tax Revenue	5.000%	7/1/28	135	154
[1,2,5]	Mesa AZ Utility System Intergovernmental Agreement Revenue TOB VRDO	1.710%	2/2/23	2,400	2,400
[1]	Northern Arizona University College & University Revenue	5.000%	6/1/24	375	387
	Phoenix AZ GO	5.000%	7/1/30	2,500	2,974
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/23	2,035	2,056
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/26	3,255	3,546
	Phoenix Civic Improvement Corp. Port, Airport & Marina Revenue	5.000%	7/1/23	135	136
[5]	Phoenix IDA Charter School Aid Revenue	4.000%	7/1/25	2,770	2,755
	Phoenix IDA Health, Hospital, Nursing Home Revenue	1.230%	11/15/52	2,725	2,725
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/23	100	100
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/24	400	406
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/25	400	410
[5]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/24	300	299
[5]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/27	340	336
[5]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/28	355	348
[5]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/29	365	356
	Pima County Regional Transportation Authority Sales Tax Revenue	5.000%	6/1/25	2,320	2,339
[1]	Pima County Unified School District No. 20 Vail GO	5.000%	7/1/23	300	303
[1]	Pima County Unified School District No. 20 Vail GO	5.000%	7/1/24	350	362
[1]	Pima County Unified School District No. 20 Vail GO	5.000%	7/1/25	750	796
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/28	10,000	11,345
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/29	5,200	6,032
	Tempe IDA Health, Hospital, Nursing Home Revenue	4.000%	12/1/24	450	444
	Tempe IDA Health, Hospital, Nursing Home Revenue	4.000%	12/1/26	245	238
	Tempe IDA Health, Hospital, Nursing Home Revenue	4.000%	12/1/27	350	337
	Tempe IDA Health, Hospital, Nursing Home Revenue	4.000%	12/1/28	365	348
	University of Arizona College & University Revenue	5.000%	8/1/23	1,045	1,058
	University of Arizona College & University Revenue	5.000%	6/1/26	4,350	4,744

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Arizona College & University Revenue	5.000%	8/1/27	825	924
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	550	567
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	750	790
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	1,235	1,325
	Yavapai County IDA Resource Recovery Revenue (Republic Services Inc. Project) PUT	2.900%	4/1/29	5,000	5,000
	Yavapai County IDA Revenue	4.000%	10/1/23	3,565	3,598
	Yavapai County IDA Revenue	4.000%	10/1/24	3,480	3,557
	Yavapai County IDA Revenue	4.000%	10/1/25	3,515	3,645
	Yavapai County IDA Revenue	4.000%	10/1/26	3,635	3,825
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	1,000	1,011
					405,958
Arkansas (0.4%)
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	1,370	1,419
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	2,970	3,070
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	3,855	3,982
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/27	16,000	17,126
[2,5]	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.600%	2/1/23	37,225	37,225
	Arkansas GO	5.000%	10/1/24	9,500	9,665
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	1,910	1,929
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	1,350	1,385
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	565	589
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	1,500	1,589
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	320	339
	Bentonville AR Sales & Use Tax Sales Tax Revenue	1.050%	11/1/46	515	504
	Bryant School District No. 25 GO	1.000%	2/1/24	250	244
	North Little Rock School District No. 1 GO	3.000%	2/1/28	6,915	7,009
	North Little Rock School District No. 1 GO	3.000%	2/1/29	7,145	7,233
	Pulaski County Special School District GO	2.000%	2/1/24	1,550	1,539
	Pulaski County Special School District GO	2.000%	2/1/25	1,455	1,435
	Pulaski County Special School District GO	2.000%	2/1/26	3,230	3,174
	Pulaski County Special School District GO	2.000%	2/1/27	3,300	3,219
	Rogers AR Sales & Use Tax Sales Tax Revenue	4.000%	11/1/28	2,870	3,028
	Rogers AR Sales & Use Tax Sales Tax Revenue	4.000%	11/1/29	2,765	2,912
	Rogers AR Sales & Use Tax Sales Tax Revenue	4.000%	11/1/30	3,305	3,471
	Rogers AR Sales & Use Tax Sales Tax Revenue	4.000%	11/1/31	1,055	1,106
	Rogers AR Water Revenue	4.000%	11/1/29	140	143

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Springdale AR Sales & Use Tax Sales Tax Revenue	5.000%	4/1/25	3,610	3,712
	Springdale School District No. 50 GO	3.000%	6/1/29	4,100	4,161
	Springdale School District No. 50 GO	3.000%	6/1/31	1,335	1,347
	University of Arkansas College & University Revenue	5.000%	11/1/24	405	423
	University of Arkansas College & University Revenue	5.000%	11/1/25	275	294
					123,272
California (7.5%)
	Alameda County Joint Powers Authority Lease (Abatement) Revenue	5.000%	12/1/23	1,850	1,890
[4]	Alhambra Unified School District GO	0.000%	8/1/30	1,000	806
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/27	6,000	6,770
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/28	8,090	9,128
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/29	5,000	5,640
[1]	Baldwin Park Unified School District GO, Prere.	0.000%	8/1/23	115	31
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/24	26,900	26,481
	Bay Area Toll Authority Highway Revenue PUT	2.125%	4/1/25	8,790	8,645
	Bay Area Toll Authority Highway Revenue PUT	2.850%	4/1/25	8,420	8,414
	Bay Area Toll Authority Highway Revenue PUT	2.625%	4/1/26	6,750	6,698
	Bay Area Toll Authority Highway Revenue PUT	2.950%	4/1/26	22,200	22,243
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/28	20,000	18,936
[3]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.280%	1.940%	4/1/56	8,900	8,900
[3]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	2.110%	4/1/56	6,875	6,774
[3]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.900%	2.560%	4/1/47	14,175	14,182
[3]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 1.100%	2.760%	4/1/45	2,750	2,765
[3]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.300%	1.960%	4/1/56	15,000	14,583
[3]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.410%	2.070%	4/1/56	18,000	17,464
[3]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.900%	2.560%	4/1/45	36,240	36,257
[3]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.900%	2.560%	4/1/45	10,635	10,640
[3]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 1.100%	2.760%	4/1/45	9,025	9,074
[3]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 1.250%	2.910%	4/1/36	2,000	2,016
	Bay Area Water Supply & Conservation Agency Water Revenue	5.000%	10/1/24	3,250	3,402
	Bay Area Water Supply & Conservation Agency Water Revenue	5.000%	10/1/25	3,750	4,040

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bay Area Water Supply & Conservation Agency Water Revenue	5.000%	10/1/26	3,750	4,152
	Bay Area Water Supply & Conservation Agency Water Revenue	5.000%	10/1/27	2,000	2,272
	Bay Area Water Supply & Conservation Agency Water Revenue	5.000%	10/1/28	2,500	2,909
	Beaumont Financing Authority Special Tax Revenue, Prere.	5.000%	9/1/23	250	254
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	8/1/27	1,415	1,447
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	8/1/28	4,730	4,827
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	8/1/29	24,210	25,848
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	8/1/29	38,605	41,328
	California Community Choice Financing Authority Electric, Power, Light Revenue PUT	4.000%	8/1/28	54,005	54,836
	California Community Choice Financing Authority Natural Gas Electric Power & Light Revenue (Clean Energy Project) PUT	4.000%	12/1/27	60,640	61,540
	California Community Choice Financing Authority Natural Gas Revenue	4.000%	2/1/28	380	393
	California Community Choice Financing Authority Natural Gas Revenue	4.000%	8/1/28	470	487
	California Community Choice Financing Authority Natural Gas Revenue	4.000%	2/1/29	655	681
	California Community Choice Financing Authority Natural Gas Revenue	4.000%	8/1/29	510	530
	California GO	3.000%	3/1/25	390	394
	California GO	4.000%	4/1/25	2,990	3,106
	California GO	5.000%	4/1/25	15,510	16,437
	California GO	5.000%	4/1/25	51,400	54,473
	California GO	5.000%	8/1/25	10,000	10,698
	California GO	5.000%	9/1/25	31,680	33,972
	California GO	5.000%	9/1/25	6,945	7,448
	California GO	4.000%	10/1/25	4,540	4,763
	California GO	5.000%	11/1/25	5,685	6,125
	California GO	3.000%	3/1/26	20,000	20,265
	California GO	5.000%	4/1/26	8,300	9,049
	California GO	5.000%	4/1/26	10,575	11,529
	California GO	5.000%	8/1/26	5,710	6,279
	California GO	5.000%	8/1/26	1,060	1,121
	California GO	5.000%	8/1/26	5,970	6,565
	California GO	5.000%	8/1/26	27,635	30,389
	California GO	4.000%	9/1/26	10,125	10,802
	California GO	5.000%	9/1/26	2,700	2,900
	California GO	5.000%	9/1/26	21,690	23,902
	California GO	5.000%	10/1/26	10,000	11,043
	California GO	5.000%	10/1/26	3,685	4,019
	California GO	4.000%	11/1/26	18,875	20,194
	California GO	5.000%	4/1/27	9,010	10,072
	California GO	3.500%	8/1/27	10,000	10,415
	California GO	5.000%	9/1/27	14,000	15,811
[7]	California GO	4.000%	10/1/27	35,845	38,934
	California GO	5.000%	11/1/27	8,520	9,661
	California GO	5.000%	11/1/27	26,800	30,390
	California GO	5.000%	12/1/27	14,700	16,703

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	4/1/28	2,055	2,352
	California GO	5.000%	4/1/28	11,515	13,181
	California GO	5.000%	9/1/28	5,930	6,529
	California GO	5.000%	10/1/28	1,185	1,372
	California GO	5.000%	11/1/28	13,890	16,110
	California GO	5.000%	11/1/28	35,955	41,703
	California GO	5.000%	12/1/28	14,875	17,285
	California GO	5.000%	4/1/29	3,900	4,565
	California GO	4.000%	9/1/29	7,245	8,073
	California GO	5.000%	8/1/30	15,120	16,510
	California GO	4.000%	9/1/31	860	911
	California GO	4.000%	8/1/32	8,025	8,450
	California GO	5.000%	2/1/33	500	500
	California GO	5.000%	8/1/35	1,195	1,326
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	680	680
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	1,020	1,044
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/24	2,045	2,071
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,435	3,878
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	4,510	5,092
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	3,540	4,058
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	4,630	5,307
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	5,000	5,444
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/33	9,650	9,656
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/27	1,070	1,071
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	3.000%	3/1/24	9,620	9,623
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	3.000%	8/15/25	19,850	20,006
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	2.000%	10/1/25	1,000	984
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	14,905	15,806
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/27	7,075	7,811
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/28	10,000	11,098
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	10,530	12,280
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT, Prere.	5.000%	4/1/23	13,240	14,235
[5]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.300%	2/1/23	13,995	13,995

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	California Infrastructure & Economic Development Bank GO, SIFMA Municipal Swap Index Yield + 0.350%	2.010%	8/1/47	11,500	11,350
	California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	7/1/23	600	605
	California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT	0.390%	1/1/24	1,350	1,325
	California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT	3.000%	10/1/26	4,405	4,483
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	1/1/25	150	156
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	7/1/26	550	591
	California Infrastructure & Economic Development Bank Recreational Revenue PUT	1.200%	6/1/28	32,610	29,221
[3]	California Infrastructure & Economic Development Bank Recreational Revenue, SIFMA Municipal Swap Index Yield + 0.350%	2.010%	8/1/47	6,100	6,020
[3]	California Infrastructure & Economic Development Bank Recreational Revenue, SIFMA Municipal Swap Index Yield + 0.350%	2.010%	8/1/47	6,130	6,050
[3]	California Infrastructure & Economic Development Bank Recreational Revenue, SIFMA Municipal Swap Index Yield + 0.700%	2.360%	12/1/50	6,975	6,733
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/30	4,500	5,027
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/23	600	605
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/23	415	420
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/24	625	644
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	835	835
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	725	742
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,985	2,041
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	800	833
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	615	652
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	2,455	2,628
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Congregational Homes Inc Obligated Group)	2.125%	11/15/26	890	821
[2,4,5]	California Municipal Finance Authority Port, Airport & Marina Revenue TOB VRDO	1.810%	2/2/23	2,340	2,340
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/23	350	355
[5]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	2.125%	11/15/27	6,000	5,682
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/24	3,810	3,913

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/24	4,000	4,145
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/24	3,000	3,123
California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/25	17,410	18,373
California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/25	1,500	1,514
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/25	6,000	6,419
California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/26	15,620	17,098
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/26	17,870	19,645
California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/27	5,000	5,564
California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/27	100	101
California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/27	18,350	20,589
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/27	16,800	18,928
California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/28	3,400	3,877
California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/28	19,515	22,424
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/28	7,000	8,074
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/29	2,000	2,355
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/30	1,000	1,201
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/24	625	638
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/25	1,000	1,057
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/25	3,055	3,245
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/25	2,680	2,888
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/27	1,750	1,952
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	4/1/32	4,955	5,203
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/24	1,010	1,051
California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/25	9,900	10,667
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/26	1,130	1,242
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/27	1,490	1,679
California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/27	2,000	2,267
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/28	1,620	1,869

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/29	1,345	1,583
	California State University College & University Revenue	4.000%	11/1/34	2,420	2,508
	California State University College & University Revenue PUT	4.000%	11/1/23	4,000	4,012
	California State University College & University Revenue PUT	0.550%	11/1/26	5,000	4,463
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	1,365	1,386
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	600	612
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	1,025	1,059
[5]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	8/15/24	10,405	10,587
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	2,000	2,332
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	3,800	4,431
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	11,870	13,842
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	5,440	6,344
[1]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/24	5,800	5,895
[1]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/25	1,600	1,684
[2,5]	California Statewide Communities Development Authority Multi-Family Housing Revenue TOB VRDO	2.060%	2/2/23	26,670	26,670
	Centinela Valley Union High School District GO, Prere.	5.750%	8/1/23	1,115	1,134
	Centinela Valley Union High School District GO, Prere.	6.000%	8/1/23	1,940	1,975
	Chino Basin Regional Financing Authority Lease Revenue	4.000%	11/1/25	14,900	15,562
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/25	1,515	1,603
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.000%	12/1/50	2,250	2,227
	Downey Unified School District GO	4.000%	8/1/23	1,125	1,135
	East Side Union High School District GO	2.000%	8/1/25	1,895	1,873
[3]	Eastern Municipal Water District Water Revenue, SIFMA Municipal Swap Index Yield + 0.100%	1.760%	7/1/46	5,990	5,950
[8]	El Camino Healthcare District GO	0.000%	8/1/24	4,085	3,923
	Fairfield-Suisun Unified School District GO	4.000%	8/1/25	1,000	1,044
	Fairfield-Suisun Unified School District GO	4.000%	8/1/27	1,000	1,082
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/29	750	827

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, Prere.	6.000%	1/15/24	1,390	1,438
[4]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/23	800	803
[2,5]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue TOB VRDO	1.720%	2/2/23	6,490	6,490
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/25	1,945	2,070
[2,4,5]	Hayward Unified School District GO TOB VRDO	1.700%	2/7/23	9,810	9,810
	Kern Community College District BAN GO	0.000%	8/1/23	1,525	1,506
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/37	250	284
	Long Beach Unified School District GO	0.000%	8/1/28	3,625	3,004
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	2,000	2,053
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	9,500	9,889
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	2,500	2,602
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	8,010	8,338
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	14,880	15,489
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	13,180	13,719
[2,5]	Los Angeles CA Multi-Family Mortgage Local or Guaranteed Housing Revenue TOB VRDO	2.060%	2/2/23	32,000	32,000
[1]	Los Angeles CA Unified School District COP	5.000%	10/1/25	925	990
[1]	Los Angeles CA Unified School District COP	5.000%	10/1/26	1,100	1,207
	Los Angeles CA Unified School District GO	5.000%	7/1/26	9,000	9,369
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/26	2,165	2,375
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/27	1,250	1,407
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/28	2,085	2,405
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/29	10,000	11,778
[2,5]	Los Angeles California Multifamily Mortgage Local or Guaranteed Housing Revenue TOB VRDO	2.060%	2/2/23	4,740	4,740
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	7/1/32	8,140	8,325
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/23	1,015	1,038
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/24	1,185	1,245
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/25	2,220	2,399
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/27	2,605	2,963
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/29	1,000	1,189
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/24	7,840	8,107
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/28	22,490	25,767

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Water & Power Electric Power & Light Revenue	3.000%	7/1/26	5,000	5,120
	Los Angeles Department of Water & Power Electric Power & Light Revenue	4.000%	7/1/26	9,000	9,566
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	8,500	9,316
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	2,000	2,253
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	1,000	1,127
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	1,000	1,154
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	1,000	1,154
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/26	2,330	2,554
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/29	1,250	1,302
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue, Prere.	5.000%	5/1/24	1,750	1,806
[4]	Madera Irrigation District CA Water Revenue	4.000%	9/1/30	650	685
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/25	2,625	2,802
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/28	2,305	2,677
	Metropolitan Water District of Southern California Water Revenue	4.000%	10/1/29	1,350	1,509
[3]	Metropolitan Water District of Southern California Water Revenue, SIFMA Municipal Swap Index Yield + 0.140%	1.800%	7/1/37	20,475	20,353
[3]	Metropolitan Water District of Southern California Water Revenue, SIFMA Municipal Swap Index Yield + 0.140%	1.800%	7/1/37	8,340	8,290
[3]	Metropolitan Water District of Southern California Water Revenue, SIFMA Municipal Swap Index Yield + 0.140%	1.800%	7/1/47	3,750	3,728
	Norris School District GO, Prere.	0.000%	5/1/24	500	248
	Northern California Energy Authority Natural Gas Revenue	5.000%	7/1/24	610	623
	Northern California Energy Authority Natural Gas Revenue PUT	4.000%	7/1/24	32,550	32,744
[5]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	2.110%	2/1/23	22,200	22,200
[2,4,5]	Ontario Public Financing Authority Lease (Abatement) Revenue TOB VRDO	1.710%	2/2/23	2,000	2,000
	Orange County Sanitation District Sewer Revenue	5.000%	2/1/29	1,000	1,040
[4]	Oxnard School District GO, Prere.	5.000%	8/1/23	230	233
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	1,000	1,014
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	2,160	2,293
	Peralta Community College District GO	5.000%	8/1/23	1,400	1,418
	Peralta Community College District GO	5.000%	8/1/24	3,735	3,880
	Peralta Community College District GO	5.000%	8/1/25	2,425	2,585
	Peralta Community College District GO	5.000%	8/1/26	2,500	2,733
[4]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/25	1,450	1,532
	Poway Unified School District GO	4.000%	8/1/30	7,790	7,976
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/23	740	747

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Regents of the University of California Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/30	1,550	1,694
[5]	River Islands Public Financing Authority Community Facilities Special Tax Revenue TOB VRDO	1.910%	2/2/23	38,500	38,500
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/34	1,150	1,287
[4]	Sacramento CA City Unified School District GO	4.000%	7/1/23	905	911
[4]	Sacramento CA City Unified School District GO	4.000%	7/1/25	600	621
[1]	Sacramento CA City Unified School District GO	5.000%	7/1/25	1,000	1,062
[1]	Sacramento CA City Unified School District GO	5.000%	7/1/26	1,350	1,470
[4]	Sacramento CA City Unified School District GO	4.000%	7/1/27	350	372
[1]	Sacramento CA City Unified School District GO	5.000%	7/1/27	1,825	2,033
[1]	Sacramento CA City Unified School District GO	5.000%	7/1/28	1,245	1,415
[1]	Sacramento CA City Unified School District GO	5.000%	7/1/29	1,000	1,159
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/17/23	6,245	6,273
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/25	8,985	9,459
	San Diego Assn. of Governments South Bay Expressway Highway Revenue	5.000%	7/1/25	1,040	1,102
	San Diego Association of Governments Appropriations Revenue	1.800%	11/15/27	20,300	19,463
[2,5]	San Diego County Regional Airport Authority Port, Airport & Marina Revenue TOB VRDO	1.740%	2/2/23	7,135	7,135
	San Diego County Regional Transportation Commission Sales Tax Revenue, Prere.	4.750%	4/1/24	6,000	6,169
	San Diego County Regional Transportation Commission Sales Tax Revenue, Prere.	5.000%	4/1/24	2,515	2,593
	San Diego County Water Authority Water Revenue	5.000%	5/1/28	3,100	3,556
	San Diego Public Facilities Financing Authority Lease (Non-Terminable) Revenue	5.000%	8/1/27	1,500	1,688
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/24	1,795	1,857
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/27	3,085	3,309
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/34	4,425	4,587
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/25	1,500	1,601
	San Francisco CA City & County COP	5.000%	4/1/29	2,595	2,782
	San Francisco CA City & County GO	5.000%	6/15/23	1,600	1,616
	San Francisco CA City & County GO	5.000%	6/15/25	1,500	1,601
	San Francisco CA City & County GO	5.000%	6/15/25	5,475	5,845
	San Francisco CA City & County GO	5.000%	6/15/25	2,485	2,581
	San Francisco CA City & County GO	5.000%	6/15/25	3,750	4,004
	San Francisco CA City & County GO	5.000%	6/15/26	4,370	4,799
	San Francisco CA City & County GO	2.000%	6/15/27	2,265	2,242
	San Francisco CA City & County GO	5.000%	6/15/27	4,145	4,670
	San Francisco CA City & County GO	2.000%	6/15/28	3,790	3,712
	San Francisco CA City & County GO	5.000%	6/15/28	4,930	5,692

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Francisco CA City & County GO	4.000%	6/15/29	2,000	2,048
	San Francisco CA City & County GO	5.000%	6/15/29	4,150	4,892
	San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	2,270	2,377
	San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	3,670	3,843
[5]	San Francisco City & County CA Local or Guaranteed Housing Revenue TOB VRDO	1.910%	2/2/23	21,000	21,000
[5]	San Francisco City & County CA Local or Guaranteed Housing Revenue TOB VRDO	1.910%	2/2/23	50,000	50,000
[5]	San Francisco City & County CA Local or Guaranteed Housing Revenue TOB VRDO, SIFMA Municipal Swap Index Yield + 5.000%	1.960%	2/2/23	31,350	31,350
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	1.000%	10/1/25	49,000	46,436
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/27	1,850	2,098
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/28	2,825	3,277
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/29	4,175	4,949
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	2.125%	10/1/23	4,960	4,927
	San Francisco Municipal Transportation Agency Transit Revenue	5.000%	3/1/30	4,290	4,746
	San Jose Unified School District GO	5.000%	8/1/32	4,380	4,715
	San Juan Unified School District GO	3.000%	8/1/23	575	577
	San Mateo Redevelopment Agency Successor Agency Tax Increment/ Allocation Revenue	5.000%	8/1/31	1,000	1,061
	Santa Clara County Financing Authority Lease (Abatement) Revenue	5.000%	5/1/24	3,560	3,681
[6]	Solano County Community College District GO, ETM 5.000% coupon rate effective 8/1/23	0.000%	8/1/25	5,195	5,403
	Southern California Public Power Authority Electric Power & Light Electric Power & Light Revenue (Canyon Power Project) PUT	0.650%	7/1/25	20,000	19,010
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	4/1/24	4,150	4,252
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/26	2,000	2,134
	University of California College & University Revenue	5.000%	5/15/24	2,000	2,070
	University of California College & University Revenue	5.000%	5/15/26	1,000	1,095
	University of California College & University Revenue	5.000%	5/15/26	6,365	6,413
	University of California College & University Revenue	5.000%	5/15/28	6,000	6,402
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/23	520	521
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/23	410	414
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/23	490	496
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/24	775	791

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/24	235	241
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/24	680	700
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/25	700	727
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/25	790	829
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/26	525	556
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/26	725	774
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/27	600	646
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/27	780	847
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/28	650	711
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/28	500	550
	Walnut Energy Center Authority Electric Power & Light Revenue	5.000%	1/1/27	250	259
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	970	977
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,295	1,329
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	965	1,002
[4]	William S Hart Union High School District GO	0.000%	9/1/27	515	456
					2,328,654
Colorado (1.7%)
	Adams 12 Five Star Schools GO	5.000%	12/15/26	11,045	11,598
	Adams 12 Five Star Schools GO	5.000%	12/15/28	2,000	2,208
	Adams 12 Five Star Schools GO	5.000%	12/15/29	6,500	7,172
	Aurora CO COP	5.000%	12/1/26	425	469
[4]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/27	200	214
[4]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/28	100	108
	Colorado COP	5.000%	3/15/24	660	678
	Colorado COP	5.000%	3/15/24	780	801
	Colorado COP	5.000%	3/15/25	890	937
	Colorado COP	5.000%	3/15/25	725	763
	Colorado COP	5.000%	12/15/25	8,410	9,059
	Colorado COP	5.000%	3/15/26	760	820
	Colorado COP	5.000%	12/15/26	5,145	5,677
	Colorado COP	5.000%	12/15/27	5,925	6,692
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/27	1,635	1,770
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/25	105	105
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/27	65	65
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/28	140	140
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/31	1,200	1,248

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/23	500	501
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/23	850	855
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	90	91
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	220	223
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	750	749
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	1,925	1,968
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	450	453
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	1,110	1,142
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	100	103
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	660	646
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	4,400	4,612
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	800	838
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	2,000	2,097
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	3,450	3,618
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	185	195
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,900	2,020
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	545	575
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	1,285	1,243
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	445	430
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	3,530	3,785
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	3,035	3,244
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	3,500	3,741
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	450	482
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	2,500	2,714
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/27	375	358
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/27	495	472
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,600	1,739
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	300	327
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	2,210	2,445
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	665	727

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/28	455	427
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	2.125%	5/15/28	3,000	2,767
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	700	778
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	4,225	4,833
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	900	1,011
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	1,000	1,136
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	1,400	1,604
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/23	20,120	20,454
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/20/25	5,400	5,732
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/26	3,220	3,400
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/17/26	41,110	44,671
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/19/26	9,145	9,831
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/28	33,355	37,637
[2,5]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.300%	2/1/23	17,570	17,570
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/23	2,000	2,017
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/23	1,225	1,235
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/24	1,000	1,032
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	0.000%	7/15/24	20,000	19,251
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/25	1,245	1,317
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/23	500	503
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/27	2,100	2,330
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/27	1,425	1,581
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/36	7,240	7,373
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/49	930	1,017
[3]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.550%	2.210%	5/15/61	13,980	13,824
	Colorado Higher Education COP	5.000%	9/1/27	1,445	1,616
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/1/48	2,645	2,668
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue	4.250%	11/1/48	3,155	3,204
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue	3.500%	5/1/50	9,250	9,260
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/1/51	7,355	7,252

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue	3.250%	5/1/52	1,970	1,955
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue	5.250%	11/1/52	2,500	2,676
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue	6.000%	11/1/52	7,200	8,022
[9]	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue PUT	1.650%	4/1/23	1,200	1,196
[3]	Colorado School of Mines College & University Revenue, SIFMA Municipal Swap Index Yield + 0.870%	2.530%	12/1/25	5,000	5,000
	Colorado Springs CO Utilities System Sewer Revenue	5.000%	11/15/23	1,000	1,021
	Denver City & County CO Sales Tax Revenue	5.000%	8/1/24	125	130
	Denver City & County School District No. 1 GO	5.000%	12/1/28	3,660	3,833
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/23	2,220	2,263
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/24	1,485	1,552
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/25	3,315	3,563
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/26	4,940	5,440
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/26	465	512
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.250%	11/15/26	1,260	1,289
	Denver CO City & County COP VRDO	1.250%	2/1/23	1,200	1,200
	Denver CO City & County GO	5.000%	8/1/28	10,425	11,995
[5]	Denver Health & Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,400	1,504
	Dominion Water & Sanitation District Water Revenue	5.000%	12/1/27	2,185	2,188
[1]	Dove Valley Metropolitan District GO	4.000%	12/1/24	275	283
[1]	Dove Valley Metropolitan District GO	4.000%	12/1/25	260	271
[1]	Dove Valley Metropolitan District GO	4.000%	12/1/26	300	317
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/23	75	76
[8]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/24	17,000	16,256
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/24	225	234
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/25	150	160
[8]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/26	1,035	938
[3]	E-470 Public Highway Authority Highway Revenue, SOFR + 0.350%	3.231%	9/1/39	5,280	5,257
[8]	E-470 Public Highway Authority Miscellaneous Revenue	0.000%	9/1/27	13,895	12,224
[8]	E-470 Public Highway Authority Miscellaneous Revenue	0.000%	9/1/28	20,115	17,161
[4]	El Paso County CO COP (Judicial Complex Project)	5.000%	12/1/24	450	471
[4]	El Paso County CO COP (Judicial Complex Project)	5.000%	12/1/25	650	697
[2,5]	El Paso County School District No. 49 Falcon Lease (Renewal) Revenue TOB VRDO	1.280%	2/1/23	2,395	2,395
[1]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/23	395	402
[1]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/25	250	266

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/26	350	380
[1]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/27	485	536
[1]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/28	500	562
[4]	Interlocken Metropolitan District GO	5.000%	12/1/23	750	765
[4]	Interlocken Metropolitan District GO	5.000%	12/1/24	875	912
[4]	Interlocken Metropolitan District GO	5.000%	12/1/25	1,000	1,068
[5]	Plaza Metropolitan District No. 1 Tax Allocation Revenue	4.500%	12/1/30	6,000	5,901
[5]	Prairie Center Metropolitan District No. 3 Miscellaneous Revenue	4.125%	12/15/27	2,140	2,121
	Public Authority for Colorado Energy Natural Gas Revenue	6.250%	11/15/28	8,040	8,827
	Regional Transportation District COP	5.000%	6/1/24	1,000	1,008
	Regional Transportation District COP	5.000%	6/1/26	1,690	1,786
	Regional Transportation District COP	5.000%	6/1/26	1,700	1,843
	Regional Transportation District COP	5.000%	6/1/27	3,835	4,052
[2,4,5]	Regional Transportation District COP TOB VRDO	1.720%	2/2/23	8,000	8,000
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/24	500	507
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/25	400	415
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/26	300	316
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/27	600	637
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/27	625	668
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/28	600	645
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/28	550	595
[2,5]	Sales Tax Securitization Corp. Lease (Appropriation) COP TOB VRDO	1.740%	2/2/23	7,500	7,500
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	5.800%	12/1/32	2,000	2,048
	University of Colorado College & University Revenue PUT	2.000%	10/15/24	24,175	23,807
	University of Colorado College & University Revenue PUT	2.000%	10/15/25	2,240	2,195
	University of Colorado College & University Revenue PUT	2.000%	10/15/26	1,870	1,821
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/24	12,500	12,863
[4]	Vauxmont Metropolitan District GO	5.000%	12/1/23	195	199
[4]	Vauxmont Metropolitan District GO	5.000%	12/15/24	130	136
[4]	Vauxmont Metropolitan District GO	5.000%	12/1/25	180	192
[4]	Vauxmont Metropolitan District GO	5.000%	12/1/26	195	212
[4]	Vauxmont Metropolitan District GO	5.000%	12/1/27	205	227
[4]	Vauxmont Metropolitan District GO	5.000%	12/15/27	255	275
					526,014
Connecticut (1.8%)
[4]	Bridgeport CT GO	5.000%	8/15/23	750	760
	Bridgeport CT GO	5.000%	2/15/26	1,560	1,673
[4]	Bridgeport CT GO, ETM	5.000%	8/15/23	2,035	2,063
	Connecticut Fuel Sales Tax Revenue	5.000%	8/1/29	365	388
	Connecticut GO	5.000%	4/15/23	250	251
	Connecticut GO	3.000%	6/1/23	695	696
	Connecticut GO	5.000%	7/15/23	2,000	2,023

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Connecticut GO	5.000%	10/15/24	18,395	18,739
Connecticut GO	5.000%	4/15/25	7,075	7,481
Connecticut GO	5.000%	5/15/25	10,000	10,598
Connecticut GO	4.000%	6/1/25	550	571
Connecticut GO	4.000%	6/15/25	640	665
Connecticut GO	5.000%	8/15/25	5,650	5,731
Connecticut GO	5.000%	9/15/25	5,345	5,715
Connecticut GO	5.000%	10/15/25	2,115	2,267
Connecticut GO	5.000%	10/15/25	3,420	3,485
Connecticut GO	5.000%	3/1/26	450	451
Connecticut GO	4.000%	5/15/26	1,175	1,238
Connecticut GO	3.000%	6/1/26	5,000	5,113
Connecticut GO	5.000%	6/15/26	550	600
Connecticut GO	5.000%	8/15/26	105	115
Connecticut GO	5.000%	8/15/26	9,295	9,428
Connecticut GO	5.000%	9/15/26	730	801
Connecticut GO	5.000%	10/15/26	6,825	6,952
Connecticut GO	4.000%	1/15/27	15,510	16,471
Connecticut GO	5.000%	3/1/27	355	356
Connecticut GO	5.000%	3/1/27	1,005	1,034
Connecticut GO	4.000%	5/15/27	100	105
Connecticut GO	3.000%	6/1/27	5,000	5,132
Connecticut GO	4.000%	6/15/27	175	187
Connecticut GO	5.000%	6/15/27	415	463
Connecticut GO	5.000%	7/15/27	11,000	12,295
Connecticut GO	5.000%	8/15/27	190	208
Connecticut GO	5.000%	9/15/27	735	825
Connecticut GO	4.000%	1/15/28	10,000	10,753
Connecticut GO	4.000%	1/15/28	3,765	4,049
Connecticut GO	3.000%	6/1/28	6,875	7,061
Connecticut GO	5.000%	6/15/28	500	569
Connecticut GO	5.000%	9/15/28	905	1,035
Connecticut GO	5.000%	11/15/28	100	107
Connecticut GO	5.000%	1/15/29	9,050	10,408
Connecticut GO	5.000%	6/15/29	500	580
Connecticut GO	4.000%	1/15/30	3,500	3,857
Connecticut GO	4.000%	3/1/33	135	137
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.250%	5/15/24	465	449
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.300%	11/15/24	250	239
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.400%	5/15/25	250	236
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.450%	11/15/25	350	327
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.550%	5/15/26	500	461
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.600%	11/15/26	850	776
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.700%	5/15/27	1,000	896
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.750%	11/15/27	1,000	887
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.850%	5/15/28	1,750	1,541
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.900%	11/15/28	1,010	881
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/44	485	486

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/44	45	45
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.500%	11/15/45	2,135	2,132
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.500%	11/15/45	1,070	1,072
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/45	1,475	1,480
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/47	5,855	5,901
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/49	7,480	7,620
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.000%	11/15/49	1,000	985
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/49	2,115	2,155
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.000%	11/15/50	4,945	4,879
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.550%	5/15/26	180	166
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.600%	11/15/26	1,040	950
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.700%	5/15/27	1,250	1,120
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.750%	11/15/27	1,250	1,109
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.850%	5/15/28	1,100	969
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.900%	11/15/28	1,100	960
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program) PUT	0.500%	11/15/23	2,785	2,711
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	0.450%	5/15/24	4,320	4,138
[3]	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 0.300%	1.960%	11/15/50	11,275	11,185
[3]	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 0.625%	2.290%	5/15/51	28,130	28,064
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/23	840	845
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/24	1,510	1,560
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/25	1,755	1,787
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/25	7,500	8,044
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/27	1,000	1,097
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/27	140	157
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/28	500	533

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/29	4,500	5,250
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/29	2,500	2,544
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/29	630	740
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/30	7,000	8,328
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/30	1,400	1,425
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/33	1,530	1,617
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/23	1,325	1,334
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/23	2,010	2,029
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/23	1,550	1,565
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/23	2,295	2,338
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/24	250	258
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/25	1,145	1,167
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/25	500	528
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/25	1,290	1,381
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/26	1,465	1,606
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/7/23	28,935	28,925
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.550%	7/3/23	13,055	12,900
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.250%	2/9/24	5,000	4,841
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.250%	2/9/24	18,710	18,116
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.375%	7/12/24	15,000	14,365
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/11/25	17,280	16,498
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/11/25	16,820	16,059

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/11/25	11,050	10,550
[10]	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/3/26	22,745	22,719
[10]	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/10/26	3,655	3,650
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	7/1/26	29,925	28,805
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/23	275	276
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,975	1,989
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	275	277
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	325	328
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,660	2,719
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	175	179
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,000	1,024
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	385	390
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	5,925	6,145
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	175	183
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	600	612
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,000	1,068
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	200	212
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/27	2,000	2,050
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,970	2,099
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,000	1,086
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	250	269

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/28	1,950	2,009
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,570	1,694
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	345	377
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	420	465
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	2,000	2,153
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	10,575	10,914
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	1.800%	7/1/24	13,750	13,407
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	1/1/25	11,000	11,466
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	1/1/27	9,000	9,703
Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/23	125	126
Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/24	125	129
Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/25	125	132
Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/26	250	270
Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/27	1,050	1,152
Metropolitan Council GO	5.000%	2/1/23	1,145	1,145
Metropolitan District GO	5.000%	7/15/23	525	531
Metropolitan District GO	5.000%	7/15/25	3,000	3,199
Metropolitan District GO	3.000%	3/1/29	3,000	3,008
University of Connecticut College & University Revenue	5.000%	3/15/23	1,585	1,590
University of Connecticut College & University Revenue	5.000%	11/1/25	1,000	1,073
				557,266
Delaware (0.1%)
Delaware GO	3.000%	8/1/26	2,265	2,273
Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/24	200	207
Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/25	160	170
Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/26	185	201
Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/27	300	334

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/28	225	255
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/24	500	511
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/25	575	603
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/26	395	426
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/27	400	442
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/28	500	565
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/29	330	381
Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	10,435	9,671
Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	3,595	3,332
Delaware State Economic Development Authority Electric Power & Light Revenue PUT	1.050%	7/1/25	3,750	3,590
Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	400	410
Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	700	731
Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	800	852
Delaware Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/23	750	758
University of Delaware College & University Revenue	5.000%	11/1/23	1,120	1,142
University of Delaware College & University Revenue VRDO	1.130%	2/1/23	1,475	1,475
				28,329
District of Columbia (0.6%)
District of Columbia Charter School Aid Revenue	5.000%	7/1/25	225	233
District of Columbia Charter School Aid Revenue	5.000%	7/1/26	600	629
District of Columbia College & University Revenue	5.000%	4/1/27	570	615
District of Columbia College & University Revenue	5.000%	4/1/28	650	713
District of Columbia College & University Revenue	5.000%	4/1/29	250	278
District of Columbia College & University Revenue, ETM	5.000%	4/1/23	2,300	2,310
District of Columbia College & University Revenue, ETM	5.000%	4/1/24	1,130	1,164
District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/23	1,390	1,405
District of Columbia Health, Hospital, Nursing Home Revenue	4.125%	7/1/27	1,815	1,742
District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.150%	11/1/23	6,250	6,262
District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.700%	3/1/25	4,000	3,866
District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	7/1/25	8,507	8,867

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.000%	9/1/25	1,290	1,318
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	17,123	17,925
[9]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	2,790	2,929
[2,5]	District of Columbia Housing Finance Agency Revenue TOB VRDO	2.060%	2/2/23	19,375	19,375
	District of Columbia Income Tax Revenue	5.000%	12/1/27	4,320	4,896
	District of Columbia Income Tax Revenue	5.000%	12/1/29	3,205	3,777
	District of Columbia Income Tax Revenue	5.000%	12/1/30	4,450	5,341
	District of Columbia Telecom Revenue, ETM	5.000%	4/1/23	2,015	2,024
	District of Columbia Water & Sewer Authority Water Revenue PUT	1.750%	10/1/24	9,860	9,606
	District of Columbia Water & Sewer Authority Water Revenue PUT	3.000%	10/1/27	12,425	12,355
[1,2,5]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue TOB VRDO	1.780%	2/2/23	17,203	17,203
[2,5]	Metropolitan Washington Airports Authority Dulles Toll Road Revenue TOB VRDO	1.750%	2/2/23	16,475	16,475
[2,4,5]	Metropolitan Washington Airports Authority Highway Revenue TOB VRDO	1.780%	2/2/23	26,155	26,155
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/23	815	829
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/24	1,395	1,455
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/26	690	758
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/27	1,000	1,121
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/28	800	916
	Washington Metropolitan Area Transit Authority Revenue	5.000%	7/1/33	2,455	2,682
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/27	5,110	5,712
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/28	10,000	11,428
					192,364
Florida (3.4%)
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	1,070	1,080
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/24	220	218
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,210	1,259
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/25	820	805
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	145	151
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,500	1,596
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/26	240	233
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	2,175	2,361
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/27	145	139
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/28	1,010	960

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/29	135	127
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/29	505	475
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/26	8,000	8,578
[2,5]	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.740%	2/2/23	3,600	3,600
[2,5]	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.780%	2/2/23	2,945	2,945
	Alachua County School Board COP	5.000%	7/1/24	1,000	1,033
	Ave Maria Stewardship Community District Special Assessment Revenue	2.875%	5/1/27	2,175	2,078
[10]	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	1,050	1,089
[10]	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	1,110	1,171
[10]	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	1,165	1,247
[10]	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	1,220	1,326
[10]	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	1,280	1,410
[10]	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	670	745
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	2,000	2,003
[2,5]	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.810%	2/2/23	3,750	3,750
[2,5]	Brevard County Housing Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	2.060%	4/14/23	5,195	5,195
	Brevard County School District COP	5.000%	7/1/32	2,980	3,123
	Broward County FL Convention Center Economic Development Revenue	5.000%	1/1/27	5,870	6,498
	Broward County FL Convention Center Economic Development Revenue	5.000%	1/1/28	4,445	5,016
	Broward County FL Convention Center Economic Development Revenue	5.000%	1/1/29	6,775	7,806
	Broward County FL Convention Center Economic Development Revenue	5.000%	1/1/30	6,665	7,805
	Broward County FL Half-Cent Sales Tax Revenue	5.000%	10/1/23	575	585
	Broward County FL School District COP	5.000%	7/1/23	5,545	5,599
	Broward County FL School District COP	5.000%	7/1/23	450	454
	Broward County FL School District COP	5.000%	7/1/24	400	413
	Broward County FL School District COP	5.000%	7/1/24	6,765	6,991
	Broward County FL School District COP	5.000%	7/1/25	12,730	13,516
	Broward County FL School District COP	5.000%	7/1/25	400	425
	Broward County FL School District COP	5.000%	7/1/26	475	517
	Broward County FL Tourist Development Miscellaneous Taxes Revenue	5.000%	9/1/27	3,500	3,848
	Broward County FL Tourist Development Miscellaneous Taxes Revenue	5.000%	9/1/28	5,655	6,332
	Broward County FL Tourist Development Miscellaneous Taxes Revenue	5.000%	9/1/29	4,000	4,556

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Broward County FL Water & Sewer Utility Water Revenue	5.000%	10/1/28	2,000	2,135
[4]	Cape Coral FL Water & Sewer Revenue Special Assessment Revenue	2.250%	9/1/23	975	974
[4]	Cape Coral FL Water & Sewer Revenue Special Assessment Revenue	2.500%	9/1/24	1,375	1,373
	Cape Coral FL Water & Sewer Water Revenue	5.000%	10/1/23	955	971
	Cape Coral FL Water & Sewer Water Revenue	5.000%	10/1/24	1,135	1,181
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/25	600	615
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/27	2,885	2,979
	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	12/15/24	225	226
[5]	Capital Trust Agency Inc. Charter School Aid Revenue	4.500%	6/15/28	880	868
[5]	Capital Trust Agency Inc. Charter School Aid Revenue	3.375%	7/1/31	4,460	4,086
[4]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/24	445	461
[4]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/27	8,500	9,469
[4]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/28	8,750	9,958
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/31	200	208
	Citizens Property Insurance Inc. Miscellaneous Revenue	5.000%	6/1/25	11,350	11,778
	Clay County FL Sales Surtax Sales Tax Revenue	5.000%	10/1/23	405	412
	Clay County FL Sales Surtax Sales Tax Revenue	5.000%	10/1/24	370	386
	Crossings At Fleming Island Community Development District Special Assessment Revenue	4.500%	5/1/30	3,180	3,190
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/24	210	216
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/25	400	417
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/26	110	117
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/27	385	417
[4]	Duval County Public Schools Lease Appropriation COP	5.000%	7/1/25	1,850	1,961
[4]	Duval County Public Schools Lease Appropriation COP	5.000%	7/1/26	2,380	2,584
[4]	Duval County Public Schools Lease Appropriation COP	5.000%	7/1/27	3,420	3,795
[4]	Duval County Public Schools Lease Appropriation COP	5.000%	7/1/28	4,775	5,411
[4]	Duval County Public Schools Lease Appropriation COP	5.000%	7/1/29	5,845	6,748
[4]	Duval County Public Schools Lease Appropriation COP	5.000%	7/1/30	6,105	7,163
[2,5]	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.550%	2/1/23	7,000	7,000
	Escambia County School Board Sales Tax Revenue	5.000%	9/1/23	275	279

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/23	975	985
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/26	1,125	1,218
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/27	1,185	1,309
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/28	745	839
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/23	100	101
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/24	375	388
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/25	415	439
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/26	410	444
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/27	360	398
[2,5]	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue TOB VRDO	1.830%	2/2/23	4,365	4,365
	Florida Department of Environmental Protection Sales Tax Revenue	5.000%	7/1/25	4,849	5,019
	Florida Department of Environmental Protection Sales Tax Revenue	5.000%	7/1/27	1,050	1,146
	Florida Department of Management Services COP	5.000%	11/1/25	12,910	13,871
	Florida Department of Management Services COP	5.000%	11/1/27	1,625	1,822
	Florida Department of Management Services COP	5.000%	11/1/28	5,800	6,629
	Florida Department of Transportation Appropriations Revenue	5.000%	7/1/25	5,690	6,040
	Florida Department of Transportation Appropriations Revenue	5.000%	7/1/28	180	205
	Florida Department of Transportation Government Fund/Grant Revenue	5.000%	7/1/27	8,255	9,196
	Florida Department of Transportation Miscellaneous Revenue	5.000%	7/1/25	520	525
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/25	5,170	5,504
	Florida Department of Transportation Turnpike System Highway Revenue	3.150%	7/1/27	10,760	10,775
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/27	5,515	6,169
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/23	75	75
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/24	200	201
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/25	200	201
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/26	200	202
[5]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/15/26	4,555	4,475
[5]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/27	145	142

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/27	285	288
[5]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/28	200	194
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/28	150	152
[5]	Florida Development Finance Corp. Charter School Aid Revenue	5.250%	6/15/29	1,250	1,257
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	4.000%	6/15/24	215	216
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	4.000%	6/15/25	320	322
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/26	390	406
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/27	390	409
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/28	720	755
	Florida Development Finance Corp. College & University Revenue	5.000%	4/1/24	540	555
	Florida Development Finance Corp. College & University Revenue	5.000%	4/1/26	285	303
	Florida Development Finance Corp. College & University Revenue	5.000%	4/1/27	300	325
[5]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/23	225	224
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/24	105	104
[5]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/24	475	469
[5]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/25	495	483
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,400	1,481
[5]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	1.750%	6/1/26	2,045	1,853
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/26	110	106
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	500	539
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,145	1,255
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,000	1,110
	Florida GO	5.000%	6/1/24	5,750	5,957
	Florida GO	5.000%	6/1/25	7,675	8,165
	Florida GO	5.000%	6/1/27	22,145	24,818
[10]	Florida GO	5.000%	6/1/27	6,595	7,376
[4]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/23	300	305
[4]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/24	700	728
[4]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/24	1,160	1,207
[4]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/25	775	827

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/25	750	800
[4]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/26	1,000	1,092
[4]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/26	775	847
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/24	500	511
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/25	230	240
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/26	285	303
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/27	500	541
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/23	310	313
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/25	975	1,013
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	4/1/26	515	547
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/26	1,750	1,843
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/27	970	1,033
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Educational Facilities-Ringling College Project)	5.000%	3/1/27	340	360
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/23	185	185
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/24	115	117
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/25	250	258
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/26	275	288
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Saint Leo University Project)	5.000%	3/1/26	1,415	1,436
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Saint Leo University Project)	5.000%	3/1/27	1,485	1,508
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Saint Leo University Project)	5.000%	3/1/28	1,555	1,577
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	4.000%	7/1/48	4,635	4,664
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	3.000%	7/1/51	4,270	4,212
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	3.500%	7/1/51	2,390	2,392
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	3.000%	1/1/52	2,790	2,750

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	1/1/53	15,000	15,937
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/23	9,000	9,152
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/25	4,260	4,537
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/26	5,815	6,329
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/27	2,385	2,601
	Florida Municipal Power Agency Nuclear Revenue	5.000%	10/1/25	250	266
	Florida Municipal Power Agency Nuclear Revenue	5.000%	10/1/26	175	190
	Florida Municipal Power Agency Nuclear Revenue	5.000%	10/1/26	920	1,001
	Florida Municipal Power Agency Nuclear Revenue	5.000%	10/1/27	1,945	2,160
	Florida Municipal Power Agency Nuclear Revenue	5.000%	10/1/28	3,610	4,088
	Florida Municipal Power Agency Nuclear Revenue	5.000%	10/1/29	2,000	2,263
	Florida Municipal Power Agency Nuclear Revenue	5.000%	10/1/30	2,000	2,262
[4]	Fort Myers FL Utility System Water Revenue	5.000%	10/1/28	1,750	1,996
[2,5]	Fort Myers FL Utility System Water Revenue TOB VRDO	1.760%	2/2/23	1,600	1,600
[4]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/26	175	191
[4]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/28	350	396
[4]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/29	350	402
[4]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/30	175	204
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/23	2,680	2,724
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/24	3,035	3,164
	Gainesville FL Utilities System Multiple Utility Revenue VRDO	1.250%	2/1/23	1,300	1,300
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/24	940	980
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/25	450	482
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/27	465	523
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/28	425	487
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/29	400	466
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	775	780
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	1,115	1,145
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	1,895	1,986
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	3.375%	6/1/31	815	822
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/25	2,685	2,849

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hernando County FL Water Revenue	4.000%	6/1/25	575	593
[4]	Hernando County School District COP	5.000%	7/1/25	1,250	1,324
[1]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/23	230	230
[1]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/25	175	173
[1]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/26	200	198
[1]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/27	250	246
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/25	1,615	1,730
[2,5]	Hillsborough County Aviation Authority Port, Airport & Marina Revenue TOB VRDO	1.720%	2/2/23	8,000	8,000
	Hillsborough County FL Community Investment Tax Sales Tax Revenue	5.000%	11/1/25	2,270	2,428
	Hillsborough County FL Miscellaneous Revenue	5.000%	8/1/25	1,350	1,441
	Hillsborough County FL Miscellaneous Revenue	5.000%	8/1/26	4,150	4,547
	Hillsborough County FL Miscellaneous Revenue	5.000%	8/1/27	4,355	4,889
	Hillsborough County FL Miscellaneous Revenue	5.000%	8/1/28	4,575	5,251
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/23	8,700	8,787
	Hillsborough County School Board COP	5.000%	7/1/23	915	924
	Hillsborough County School Board COP	5.000%	7/1/24	975	1,009
	Hillsborough County School Board COP	5.000%	7/1/28	40	43
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Miscellaneous Revenue VRDO	5.000%	4/1/26	3,660	3,959
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	1,690	1,713
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	1,645	1,671
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,750	1,807
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,665	1,750
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,000	1,067
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	235	261
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,545	1,675
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	2,705	2,922
[2,5]	Jacksonville FL Housing Finance Authority Multi-Family Local or Guaranteed Housing Revenue TOB VRDO	2.060%	2/2/23	17,379	17,379
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/26	8,240	9,014
	Jacksonville FL Miscellaneous Revenue	5.250%	10/1/27	300	306
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/23	260	264
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/24	2,320	2,420
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/25	1,590	1,699
	Jacksonville FL Sales Tax Revenue	4.000%	10/1/27	4,495	4,679
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/28	4,550	5,080
[2,5]	JEA Electric System Electric Power & Light Revenue TOB VRDO	1.710%	2/2/23	4,365	4,365

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JEA Electric System Electric Power & Light Revenue VRDO	1.220%	2/1/23	22,200	22,200
	JEA Electric System Electric Power & Light Revenue, ETM	5.000%	10/1/24	4,000	4,172
	JEA Electric System Electric Power & Light Revenue, ETM	5.000%	10/1/25	27,220	29,149
	JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	4/1/23	515	517
	JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	4/1/23	1,710	1,717
	JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	4/1/23	2,280	2,289
	JEA Water & Sewer System Water Revenue	5.000%	10/1/23	1,500	1,525
	JEA Water & Sewer System Water Revenue	5.000%	10/1/27	430	482
	JEA Water & Sewer System Water Revenue	5.000%	10/1/28	470	537
	JEA Water & Sewer System Water Revenue	3.250%	10/1/36	400	399
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/25	380	406
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/26	570	623
	Key West Utility Board Electric Power & Light Revenue, Prere.	5.000%	10/1/24	105	109
[4]	Lake County School Board COP	5.000%	6/1/24	200	206
	Lakeland FL Appropriations Revenue	4.000%	10/1/24	270	277
	Lakeland FL Appropriations Revenue	4.000%	10/1/25	300	313
	Lakeland FL Appropriations Revenue	5.000%	10/1/26	625	681
	Lakeland FL Appropriations Revenue	5.000%	10/1/27	400	446
	Lakeland FL Appropriations Revenue	5.000%	10/1/28	360	408
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	1,250	1,271
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,945	2,058
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/23	345	345
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/25	210	210
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/27	245	243
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/28	300	295
	Lee County FL IDA Health, Hospital, Nursing Home Revenue (Cypress Cove at Healthpark Florida Obligated Group)	3.250%	10/1/26	2,275	2,198
	Lee County School Board COP	5.000%	8/1/26	540	585
	Lee County School Board COP	5.000%	8/1/27	6,545	7,220
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	3,500	3,665
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	1,025	1,098
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue PUT	5.000%	4/1/26	21,000	21,678
	Manatee County FL Appropriations Revenue	5.000%	10/1/25	1,000	1,016
	Martin County FL School Board Corp. COP	5.000%	10/1/23	1,250	1,271
	Martin County FL School Board Corp. COP	5.000%	10/1/24	2,125	2,209
	Martin County FL School Board Corp. COP	5.000%	10/1/25	1,735	1,848
	Martin County Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/23	500	510
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/24	1,705	1,772
	Miami Beach FL Water & Sewer Revenue	5.000%	9/1/23	1,000	1,014

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Miami Beach FL Water & Sewer Revenue	5.000%	9/1/25	1,725	1,839
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/23	375	380
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/25	790	842
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	975	1,005
	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/24	1,590	1,626
	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/26	640	655
	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/28	860	879
	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/29	1,165	1,191
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/23	935	950
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/24	885	920
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/25	2,065	2,199
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/26	2,170	2,354
[1]	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/27	1,275	1,415
[4,5]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/24	2,460	2,507
[4,5]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/25	2,590	2,713
[4,5]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/26	1,360	1,462
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/23	1,260	1,271
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/24	1,545	1,591
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/24	3,400	3,430
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/24	925	953
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/25	3,425	3,472
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/25	1,105	1,135
[1]	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/25	295	305
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/26	5,245	5,389
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/26	305	313
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/27	1,000	1,011
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/29	150	154
[1]	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/32	1,690	1,831
	Miami-Dade County FL Appropriations Revenue	5.000%	4/1/29	120	129
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/23	1,275	1,296
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/25	1,145	1,223

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/26	1,035	1,107
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/26	275	300
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/33	1,000	1,039
	Miami-Dade County FL GO	5.000%	7/1/28	2,070	2,250
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	2,270	2,289
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	2,180	2,248
	Miami-Dade County FL Rickenbacker Causeway Highway Revenue	5.000%	10/1/25	810	834
	Miami-Dade County FL Rickenbacker Causeway Highway Revenue	5.000%	10/1/26	200	206
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/28	220	237
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/32	380	402
	Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/30	2,395	2,543
[2,5]	Miami-Dade County FL Water & Sewer Water Revenue TOB VRDO	1.720%	2/2/23	3,725	3,725
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/1/23	1,050	1,063
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/23	1,920	1,944
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/25	1,015	1,011
	Miami-Dade County School Board COP	5.000%	2/1/25	635	665
	Miami-Dade County School Board COP	5.000%	5/1/25	155	163
	Miami-Dade County School Board COP	5.000%	2/1/26	4,180	4,485
	Miami-Dade County School Board COP	5.000%	8/1/26	10,825	11,744
	Miami-Dade County School Board COP	5.000%	5/1/27	13,855	14,577
	Miami-Dade County School Board COP	5.000%	5/1/28	2,095	2,206
[2,4,5]	Miami-Dade County Seaport Department Port, Airport & Marina Revenue TOB VRDO	1.810%	2/2/23	1,580	1,580
	Miami-Dade Seaport Department County Port, Airport & Marina Revenue, Prere.	5.375%	10/1/23	1,570	1,601
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/30	3,550	3,696
[4]	Monroe County FL School District Sales Tax Revenue	5.000%	10/1/23	625	635
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	2,015	2,048
[1]	North Port FL Special Assessment Revenue, Prere.	5.000%	7/1/23	1,400	1,415
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/25	3,620	3,856
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/26	3,800	4,144
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/27	3,995	4,449
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/28	4,195	4,763
	Okaloosa County School Board COP	5.000%	10/1/23	2,940	2,988
	Orange County Convention Center Miscellaneous Taxes Revenue	5.000%	10/1/25	4,610	4,917
	Orange County Convention Center Miscellaneous Taxes Revenue	5.000%	10/1/27	3,130	3,340

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Orange County Convention Center Miscellaneous Taxes Revenue	5.000%	10/1/28	3,565	3,804
	Orange County Convention Center Miscellaneous Taxes Revenue	5.000%	10/1/29	1,010	1,167
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	9,860	9,999
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	1,000	1,019
[10]	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	1,175	1,188
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	6,000	6,216
[10]	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	1,265	1,291
[10]	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	1,355	1,396
[10]	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,455	1,509
[10]	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	575	637
[10]	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	1,000	1,127
[10]	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	1,420	1,490
[10]	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	1,250	1,427
[10]	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	2,500	2,891
[2,5]	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.810%	2/7/23	5,745	5,745
	Orange County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	0.550%	7/1/24	6,625	6,319
	Orange County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	4.000%	9/1/48	1,565	1,581
	Orange County School Board COP	5.000%	8/1/29	1,300	1,509
	Orange County School Board COP, Prere.	5.000%	8/1/25	40	43
[4]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/30	500	554
[4]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/23	2,270	2,307
[4]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/24	1,455	1,512
[4]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/25	1,630	1,733
[4]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/26	1,475	1,603
	Orlando Utilities Commission Electric Power & Light Revenue PUT	1.250%	10/1/28	26,935	23,428
	Orlando Utilities Commission Water Revenue	5.000%	10/1/29	1,245	1,312
[4]	Orlando-Orange County Expressway Authority Highway Revenue, Prere.	5.000%	7/1/23	1,260	1,273
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/23	200	202
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/24	170	173
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/25	200	178
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/25	275	283

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/26	340	289
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/26	500	518
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/27	800	647
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/27	600	626
[4]	Palm Bay FL GO	5.000%	7/1/23	915	924
[4]	Palm Bay FL GO	5.000%	7/1/24	1,920	1,988
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/23	110	110
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/24	115	116
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/25	120	122
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/26	125	128
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/27	260	266
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/28	265	272
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/29	420	432
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	500	507
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	350	369
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	675	672
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/26	150	147
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	455	490
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	200	220
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	200	221
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/31	625	586
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	200	223
[2,5]	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.760%	2/7/23	5,425	5,425
	Palm Beach County School District COP	5.000%	8/1/23	1,885	1,908
	Palm Beach County School District COP	5.000%	8/1/23	1,500	1,518
	Palm Beach County School District COP	5.000%	8/1/23	2,025	2,050
	Palm Beach County School District COP	5.000%	8/1/24	13,680	14,184
	Palm Beach County School District COP	5.000%	8/1/24	1,600	1,659
	Palm Beach County School District COP	5.000%	8/1/25	2,050	2,182
	Palm Beach County School District COP	5.000%	8/1/28	2,300	2,438
	Palm Beach County Solid Waste Authority Resource Recovery Revenue	5.000%	10/1/25	1,730	1,826
	Palm Beach County Solid Waste Authority Resource Recovery Revenue	5.000%	10/1/26	1,020	1,076
	Pasco County FL Second Local Option Fuel Sales Tax Revenue	5.000%	10/1/27	1,000	1,116
[1]	Pasco County School Board COP	5.000%	8/1/25	250	266
[4]	Pasco County School Board COP	5.000%	8/1/27	400	446

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pinellas County Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	3/1/50	2,480	2,506
	Pinellas County School Board COP (Master Lease Program)	5.000%	7/1/24	260	269
	Pinellas County School Board COP (Master Lease Program)	5.000%	7/1/25	450	478
	Pinellas County School Board COP (Master Lease Program)	5.000%	7/1/26	650	709
	Polk County School District COP	5.000%	1/1/24	1,000	1,023
	Polk County School District COP	5.000%	1/1/25	2,715	2,843
	Port St. Lucie FL GO	5.000%	7/1/30	1,315	1,329
	Port St. Lucie FL Special Assessment Revenue	2.000%	7/1/23	2,245	2,235
	Port St. Lucie FL Special Assessment Revenue	2.000%	7/1/24	1,580	1,562
	Port St. Lucie FL Utility System Water Revenue	5.000%	9/1/23	580	589
[2,5]	Reedy Creek FL Improvement District GO TOB VRDO	1.730%	2/2/23	2,950	2,950
	Reedy Creek Improvement District GO	5.000%	6/1/23	1,250	1,260
	Reedy Creek Improvement District GO	5.000%	6/1/24	2,530	2,609
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/24	2,030	2,032
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/25	950	951
[2,5]	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue TOB VRDO	1.740%	2/2/23	13,440	13,440
[2,5]	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue TOB VRDO	1.760%	2/2/23	11,000	11,000
[2,5]	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue TOB VRDO	1.760%	2/2/23	3,000	3,000
	School District of Broward County COP	5.000%	7/1/28	5,000	5,671
[5]	Seminole County IDA Charter School Aid Revenue	4.000%	6/15/25	115	114
[5]	Seminole County IDA Charter School Aid Revenue	4.000%	6/15/26	150	147
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	3.750%	11/15/25	1,000	945
	South Florida Water Management District COP	5.000%	10/1/23	3,080	3,132
[2,5]	South Miami Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.760%	2/2/23	9,510	9,510
[2,5]	South Miami Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.810%	2/2/23	5,250	5,250
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	2,200	2,229
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	5,000	5,473
	St. Johns County IDA Health, Hospital, Nursing Home Revenue	4.000%	12/15/24	285	281
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project )	4.000%	12/15/26	370	357

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project )	4.000%	12/15/27	645	617
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project )	4.000%	12/15/28	610	578
	Sumter County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,665	1,716
	Sunshine Skyway Bridge Highway Revenue	5.000%	7/1/23	1,535	1,551
	Sunshine Skyway Bridge Highway Revenue	5.000%	7/1/25	1,775	1,884
	Sunshine Skyway Bridge Highway Revenue	5.000%	7/1/26	3,860	4,202
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/25	1,130	1,206
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	525	533
	Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,675	1,690
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/25	300	315
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/26	250	268
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/27	250	272
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/24	1,100	1,141
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/25	2,000	2,111
	Village Community Development District No. 13 Special Assessment Revenue	1.800%	5/1/26	500	464
	Village Community Development District No. 13 Special Assessment Revenue	4.000%	5/1/27	5,000	5,005
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/23	830	844
	Volusia County Educational Facility Authority College & University Revenue	5.000%	6/1/24	700	719
	Volusia County School Board (Master Lease Program) COP	5.000%	8/1/30	1,555	1,606
	Volusia County School Board (Master Lease Program) COP	5.000%	8/1/31	3,115	3,215
[1]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/26	260	283
[1]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/27	375	417
[1]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/28	600	680
					1,061,231
Georgia (3.1%)
	Albany-Dougherty Inner City Authority Lease (Appropriation) Revenue	5.000%	7/1/24	575	595
	Albany-Dougherty Inner City Authority Lease (Appropriation) Revenue	5.000%	7/1/26	635	685
	Albany-Dougherty Inner City Authority Lease (Appropriation) Revenue	5.000%	7/1/27	665	733
	Albany-Dougherty Inner City Authority Lease (Appropriation) Revenue	5.000%	7/1/28	695	781
	Appling County Development Authority Electric Power & Light Revenue (Oglethorpe Power Corp. Hatch Project) PUT	1.500%	2/3/25	2,780	2,652

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/27	1,805	1,849
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/32	17,385	17,801
	Atlanta GA GO	5.000%	12/1/29	5,000	5,881
	Atlanta GA GO	5.000%	12/1/30	5,000	5,997
	Atlanta GA Tax Allocation Revenue (Atlantic Station Project)	5.000%	12/1/23	1,075	1,095
	Atlanta GA Tax Allocation Revenue (Atlantic Station Project)	5.000%	12/1/24	900	938
	Atlanta GA Tax Allocation Revenue (Beltline Project)	5.000%	1/1/27	1,350	1,473
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/23	2,635	2,686
	Augusta GA Water & Sewer Water Revenue	5.000%	10/1/23	7,800	7,926
	Augusta GA Water & Sewer Water Revenue	5.000%	10/1/24	8,190	8,519
	Augusta GA Water & Sewer Water Revenue	5.000%	10/1/25	8,600	9,161
[1]	Bainbridge GA Combined Utility Multiple Utility Revenue	4.000%	12/1/26	100	105
[1]	Bainbridge GA Combined Utility Multiple Utility Revenue	4.000%	12/1/27	100	106
[1]	Bainbridge GA Combined Utility Multiple Utility Revenue	4.000%	12/1/28	100	107
[1]	Bainbridge GA Combined Utility Multiple Utility Revenue	4.000%	12/1/29	130	140
	Bartow County Development Authority Electric Power & Light Revenue	1.800%	9/1/29	5,000	4,517
	Bleckley County & Dodge County Joint Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/23	635	641
	Bleckley County & Dodge County Joint Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/24	660	682
	Bleckley County & Dodge County Joint Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/25	860	909
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/23	400	404
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/24	275	284
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/26	795	863
	Bulloch County Development Authority College & University Revenue, ETM	5.000%	7/1/23	100	101
	Bulloch County Development Authority College & University Revenue, ETM	5.000%	7/1/24	70	72
	Bulloch County Development Authority College & University Revenue, ETM	5.000%	7/1/26	195	212
	Burke County Development Authority Electric Power & Light Revenue PUT	1.500%	2/3/25	2,185	2,084
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,560	2,698
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	5.000%	7/1/26	250	272
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	5.000%	7/1/27	400	443
	Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	420	453

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Clayton County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/26	210	227
	Clayton County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/28	250	282
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	500	502
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	210	211
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	715	733
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	1,025	1,073
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	455	476
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	1,950	2,088
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	785	840
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	450	491
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	475	518
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/23	400	401
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/24	500	512
[2,5]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.720%	2/2/23	4,545	4,545
	Columbus Medical Center Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/26	27,090	28,721
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/23	835	843
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/24	860	887
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/23	250	250
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/24	200	205
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/25	250	261
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/26	375	401
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/27	1,050	1,143
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/28	1,000	1,107
	Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	5.000%	3/1/23	1,015	1,017
	Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	5.000%	3/1/24	1,000	1,026

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	5.000%	3/1/25	550	575
[2,5]	Development Authority for Fulton County Health, Hospital, Nursing Home Revenue TOB VRDO	1.720%	2/2/23	1,455	1,455
	Douglas County School District GO	5.000%	4/1/23	360	362
	Fayette County GA Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/24	3,130	3,189
	Fulton County Development Authority College & University Revenue	3.750%	6/1/24	600	601
	Fulton County Development Authority College & University Revenue	5.000%	6/1/24	540	558
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,720	1,853
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/23	345	346
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/24	500	512
[2,5]	Fulton County Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.720%	2/2/23	1,875	1,875
[2,5]	Fulton County Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.760%	2/7/23	2,495	2,495
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/23	1,990	1,988
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	2,185	2,175
[5]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/26	835	800
[5]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/27	965	910
[5]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/28	1,000	927
[5]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	3.000%	4/1/24	625	609
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	2,500	2,544
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	305	310
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	300	311
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	250	264
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	690	741
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	675	737
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	875	967
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	5.000%	2/15/23	500	500

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	5.000%	2/15/26	1,250	1,320
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	5.000%	2/15/27	1,250	1,342
[2,5]	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.720%	2/2/23	3,750	3,750
	Georgia GO	5.000%	7/1/24	6,000	6,225
	Georgia GO	5.000%	2/1/26	5,755	5,769
	Georgia GO	5.000%	7/1/26	8,820	9,657
	Georgia Housing & Finance Authority Local or Guaranteed Housing Revenue	4.000%	6/1/44	105	105
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/24	1,230	1,255
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/25	3,830	3,986
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/26	680	724
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/26	3,765	4,007
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/29	1,000	1,101
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/24	840	856
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/24	830	846
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/24	1,485	1,513
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/25	930	968
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/25	505	526
[4]	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	7/1/25	200	212
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/26	1,710	1,818
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/26	1,350	1,436
[4]	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	7/1/26	150	162
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/27	1,150	1,243
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/27	1,000	1,081
[4]	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	7/1/27	200	221
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/28	1,400	1,542
[4]	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	7/1/28	190	214
[4]	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	7/1/29	300	343
[4]	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	7/1/30	200	231
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/24	795	810
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/25	615	640

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/26	630	670
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/27	1,760	1,903
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/28	2,870	3,160
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/25	2,450	2,550
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/24	250	255
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/25	365	379
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/25	425	442
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/26	600	635
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/26	890	946
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/27	660	708
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/27	550	595
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/24	3,750	3,821
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/24	3,180	3,241
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/26	160	167
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/28	300	324
	Georgia Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/28	675	772
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/23	540	545
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/25	540	573
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/27	4,760	5,310
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/28	5,525	6,303
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	2,580	2,673
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	2,000	2,072
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/23	370	371
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/24	530	543
	Gwinnett County Water & Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	8/1/25	12,225	13,063
	Houston Healthcare System Inc., Revenue Prere.	5.000%	4/1/24	5,670	5,792
	LaGrange-Troup County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/23	325	326
	LaGrange-Troup County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/24	450	461

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	LaGrange-Troup County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/25	175	183
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/23	750	753
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	6/1/23	235	236
[2]	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	9/1/23	2,340	2,351
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/23	500	505
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/23	7,160	7,247
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/23	355	357
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/24	1,000	1,016
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/24	975	997
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/24	8,825	9,091
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/24	335	338
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/25	5,000	5,149
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/25	2,500	2,585
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/25	490	495
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/26	2,270	2,367
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/26	580	587
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/27	465	502
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/27	1,225	1,237
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/28	5,000	5,036
[2]	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/23	130,320	130,839
[2]	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/23	20,025	20,139
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/2/24	94,035	94,653
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/26	91,585	92,135
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/27	26,365	26,872
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/28	84,585	84,751
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/29	41,845	44,227
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/29	22,220	22,257
[10]	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/53	25,000	26,534
[2,3]	Main Street Natural Gas Inc. Natural Gas Revenue PUT, SIFMA Municipal Swap Index Yield + 0.570%	2.230%	8/1/48	6,750	6,715
[3]	Main Street Natural Gas Inc. Natural Gas Revenue, 1M USD LIBOR + 0.750%	3.677%	4/1/48	39,210	39,206

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,3]	Main Street Natural Gas Inc. Natural Gas Revenue, 67% of 1M USD LIBOR + 0.830%	3.757%	8/1/48	47,690	47,760
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue	5.000%	6/15/23	555	560
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue	5.000%	6/15/25	620	655
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue	5.000%	6/15/27	425	469
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue	5.000%	6/15/28	530	597
	Monroe County Development Authority Electric Power & Light Revenue PUT	1.500%	2/3/25	3,750	3,577
	Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	4.000%	11/1/23	1,710	1,724
	Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	4.000%	11/1/24	1,740	1,775
	Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	4.000%	11/1/25	400	414
	Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	5.000%	11/1/26	805	871
	Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	5.000%	11/1/27	800	880
	Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	5.000%	11/1/28	1,160	1,295
	Municipal Electric Authority of Georgia Nuclear Revenue	4.000%	1/1/24	105	106
	Municipal Electric Authority of Georgia Nuclear Revenue	4.000%	1/1/25	395	403
	Municipal Electric Authority of Georgia Nuclear Revenue	4.000%	1/1/26	425	439
	Municipal Electric Authority of Georgia Nuclear Revenue	4.000%	1/1/28	220	229
	Municipal Electric Authority of Georgia Nuclear Revenue	4.000%	1/1/28	430	454
	Municipal Electric Authority of Georgia Nuclear Revenue	3.375%	1/1/32	100	100
	Private Colleges & Universities Authority College & University Revenue	5.000%	4/1/23	350	351
	Private Colleges & Universities Authority College & University Revenue	5.000%	4/1/25	600	627
	Private Colleges & Universities Authority College & University Revenue	5.000%	4/1/26	600	640
	Private Colleges & Universities Authority College & University Revenue	5.000%	4/1/27	500	543
	Private Colleges & Universities Authority College & University Revenue	5.000%	4/1/28	920	1,018
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/24	400	415
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/26	625	676
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/27	530	584

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/28	465	521
Richmond County Hospital Authority Health, Hospital, Nursing Home Revenue (University Health Services Project)	5.000%	1/1/24	1,035	1,055
Richmond County Hospital Authority Health, Hospital, Nursing Home Revenue (University Health Services Project)	5.000%	1/1/25	850	884
South Regional Joint Development Authority College & University Revenue	5.000%	8/1/23	1,080	1,093
South Regional Joint Development Authority College & University Revenue	5.000%	8/1/24	1,490	1,545
White County Development Authority College & University Revenue	5.000%	10/1/29	895	876
				975,228
Guam (0.2%)
Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue, ETM	5.000%	10/1/23	385	391
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/23	1,750	1,759
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/23	625	628
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/24	1,100	1,119
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/24	855	870
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/24	500	508
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/25	2,250	2,292
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/25	925	954
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/25	500	515
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/26	965	1,009
Guam Government Waterworks Authority Water Revenue, Prere.	5.500%	7/1/23	4,530	4,587
Guam Hotel Occupancy Tax Revenue	5.000%	11/1/27	350	376
Guam Income Tax Revenue	5.000%	12/1/23	1,440	1,459
Guam Income Tax Revenue	5.000%	12/1/26	1,750	1,845
Guam Miscellaneous Taxes Revenue	5.000%	11/15/23	1,835	1,858
Guam Miscellaneous Taxes Revenue	5.000%	11/15/26	1,500	1,557
Guam Miscellaneous Taxes Revenue	5.000%	11/15/28	250	259
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/23	1,000	1,011
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/23	1,980	2,003
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/24	2,145	2,206
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/24	1,555	1,600
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/25	1,000	1,030
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/25	1,480	1,549
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/25	1,565	1,638

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/26	2,160	2,298
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/27	3,860	4,164
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/28	3,250	3,553
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/29	4,515	4,992
	Territory of Guam Income Tax Revenue	5.000%	12/1/27	5,230	5,498
					53,528
Hawaii (0.5%)
	Georgia GO	5.000%	10/1/29	1,250	1,373
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/27	500	557
[3]	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.450%	2.110%	7/1/39	7,095	7,095
[3]	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.450%	2.110%	7/1/39	1,835	1,835
	Hawaii GO	5.000%	4/1/24	13,610	14,036
	Hawaii GO	5.000%	5/1/24	13,040	13,478
	Hawaii GO	5.000%	10/1/24	6,580	6,878
	Hawaii GO, Prere.	5.000%	8/1/23	6,000	6,078
	Hawaii GO, Prere.	5.000%	8/1/23	7,445	7,541
	Hawaii GO, Prere.	5.000%	8/1/23	7,000	7,091
	Hawaii GO, Prere.	5.000%	8/1/23	2,235	2,264
	Hawaii GO, Prere.	5.000%	8/1/23	1,275	1,291
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	5,975	6,025
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	8,470	8,541
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	9,225	9,302
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	8,470	8,541
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	6,970	7,028
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	4,170	4,205
	Honolulu HI City & County GO	5.000%	9/1/25	1,815	1,942
	Honolulu HI City & County GO	5.000%	11/1/25	1,950	2,096
	Honolulu HI City & County GO	5.000%	3/1/27	19,210	21,343
					138,540
Idaho (0.1%)
	Boise City ID Airport Port, Airport & Marina Revenue	4.000%	9/1/26	250	262
	Boise City ID Airport Port, Airport & Marina Revenue	5.000%	9/1/28	325	372
	Canyon County School District No. 139 Vallivue GO	4.000%	9/15/23	675	682
	Canyon County School District No. 139 Vallivue GO	5.000%	9/15/25	650	695
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	4,420	4,511
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	120	128

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	225	246
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/28	265	295
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/29	400	452
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/29	150	160
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/23	1,000	1,002
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/24	1,350	1,381
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/25	4,355	4,545
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/27	900	972
[9]	Idaho Housing & Finance Assn. Local or Guaranteed Housing Revenue	4.000%	1/1/50	1,045	1,065
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/23	2,820	2,852
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/24	2,100	2,178
	Idaho State Building Authority Lease Revenue (Prison Facilities Project), ETM	5.000%	9/1/23	900	914
[1]	University of Idaho College & University Revenue	5.000%	4/1/24	160	165
[1]	University of Idaho College & University Revenue	5.000%	4/1/25	335	353
[1]	University of Idaho College & University Revenue	5.000%	4/1/26	555	599
[1]	University of Idaho College & University Revenue	5.000%	4/1/27	450	496
					24,325
Illinois (7.0%)
	Bolingbrook IL GO, Prere.	0.000%	7/1/23	3,000	1,636
[4]	Bolingbrook IL Special Tax Revenue	4.000%	3/1/24	500	507
[4]	Bolingbrook IL Special Tax Revenue	4.000%	3/1/25	555	571
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/24	195	190
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/25	240	226
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/25	665	689
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/26	400	367
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/26	710	748
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/27	380	338
[8]	Chicago Board of Education GO	0.000%	12/1/23	4,500	4,377
[8]	Chicago Board of Education GO	0.000%	12/1/23	575	559
	Chicago Board of Education GO	5.000%	12/1/23	500	505
	Chicago Board of Education GO	5.000%	12/1/23	2,950	2,980
	Chicago Board of Education GO	5.000%	12/1/23	17,630	17,813
	Chicago Board of Education GO	5.000%	12/1/23	6,125	6,188
	Chicago Board of Education GO	5.000%	12/1/23	1,085	1,096

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[11]	Chicago Board of Education GO	5.500%	12/1/23	470	480
[8]	Chicago Board of Education GO	0.000%	12/1/24	1,720	1,618
[8]	Chicago Board of Education GO	0.000%	12/1/24	1,670	1,571
	Chicago Board of Education GO	5.000%	12/1/24	1,000	1,022
	Chicago Board of Education GO	5.000%	12/1/24	3,055	3,123
	Chicago Board of Education GO	5.000%	12/1/24	10,000	10,224
[4]	Chicago Board of Education GO	5.000%	12/1/24	5,800	5,949
	Chicago Board of Education GO	5.000%	12/1/24	11,140	11,390
	Chicago Board of Education GO	5.000%	12/1/24	1,150	1,176
[8]	Chicago Board of Education GO	0.000%	12/1/25	2,875	2,619
[8]	Chicago Board of Education GO	0.000%	12/1/25	3,235	2,947
	Chicago Board of Education GO	0.000%	12/1/25	2,375	2,155
	Chicago Board of Education GO	5.000%	12/1/25	7,885	8,134
[4]	Chicago Board of Education GO	5.000%	12/1/25	4,500	4,713
	Chicago Board of Education GO	5.000%	12/1/25	2,500	2,579
	Chicago Board of Education GO	5.000%	12/1/25	1,000	1,032
[11]	Chicago Board of Education GO	5.500%	12/1/25	3,420	3,570
	Chicago Board of Education GO	0.000%	12/1/26	17,205	15,014
[8]	Chicago Board of Education GO	0.000%	12/1/26	2,960	2,593
[8,12]	Chicago Board of Education GO	0.000%	12/1/26	95	83
	Chicago Board of Education GO	5.000%	12/1/26	4,945	5,142
	Chicago Board of Education GO	5.000%	12/1/26	2,125	2,210
	Chicago Board of Education GO	5.000%	12/1/26	5,810	6,041
	Chicago Board of Education GO	5.000%	12/1/26	1,450	1,508
[12,13]	Chicago Board of Education GO	5.500%	12/1/26	10,475	11,121
[11]	Chicago Board of Education GO	5.500%	12/1/26	1,250	1,322
	Chicago Board of Education GO	7.000%	12/1/26	10,000	10,800
	Chicago Board of Education GO	0.000%	12/1/27	500	418
[8]	Chicago Board of Education GO	0.000%	12/1/27	310	260
	Chicago Board of Education GO	4.000%	12/1/27	10,875	10,867
	Chicago Board of Education GO	5.000%	12/1/27	2,635	2,760
[4]	Chicago Board of Education GO	5.000%	12/1/27	3,600	3,897
	Chicago Board of Education GO	5.000%	12/1/27	2,920	3,059
[11]	Chicago Board of Education GO	5.500%	12/1/27	3,070	3,291
[8]	Chicago Board of Education GO	0.000%	12/1/28	13,020	10,491
[8,12]	Chicago Board of Education GO	0.000%	12/1/28	13,800	11,120
	Chicago Board of Education GO	5.000%	12/1/28	13,620	14,372
	Chicago Board of Education GO	5.000%	12/1/29	16,420	17,442
	Chicago Board of Education GO	5.000%	12/1/30	1,500	1,579
[4]	Chicago Board of Education GO	5.000%	12/1/30	4,295	4,624
	Chicago Board of Education GO	5.000%	12/1/30	6,820	7,279
	Chicago Board of Education GO	5.000%	12/1/30	2,035	2,121
	Chicago Board of Education GO	5.000%	12/1/31	3,990	4,247
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/24	1,450	1,478
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/25	4,320	4,513
[5]	Chicago IL (Pulaski Promenade Project) COP	5.240%	2/15/31	2,110	2,110
[8]	Chicago IL GO	0.000%	1/1/24	1,000	969
	Chicago IL GO	5.000%	1/1/24	10,325	10,452
	Chicago IL GO	5.000%	1/1/24	500	506
	Chicago IL GO	5.000%	1/1/24	800	810
	Chicago IL GO	0.000%	1/1/25	1,130	1,056
	Chicago IL GO	5.000%	1/1/25	12,420	12,716
	Chicago IL GO	5.000%	1/1/25	3,100	3,174
	Chicago IL GO	0.000%	1/1/26	300	271
[8]	Chicago IL GO	0.000%	1/1/26	235	213
	Chicago IL GO	5.000%	1/1/26	330	337

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago IL GO	5.000%	1/1/26	3,285	3,356
	Chicago IL GO	5.000%	1/1/26	4,440	4,597
	Chicago IL GO	5.000%	1/1/26	10,920	11,305
	Chicago IL GO	5.000%	1/1/26	2,750	2,809
	Chicago IL GO	0.000%	1/1/27	1,000	870
[8]	Chicago IL GO	0.000%	1/1/27	2,590	2,266
[8]	Chicago IL GO	0.000%	1/1/27	2,050	1,793
	Chicago IL GO	5.000%	1/1/27	7,850	8,209
[8]	Chicago IL GO	0.000%	1/1/28	100	84
	Chicago IL GO	5.000%	1/1/28	2,250	2,375
	Chicago IL GO	0.000%	1/1/29	5,045	4,055
	Chicago IL GO	5.000%	1/1/29	2,000	2,129
	Chicago IL GO	5.000%	1/1/29	2,500	2,571
	Chicago IL GO	5.000%	1/1/30	7,320	7,857
	Chicago IL GO	5.000%	1/1/30	1,400	1,503
	Chicago IL GO	5.250%	1/1/30	4,500	4,537
	Chicago IL Local or Guaranteed Housing Revenue PUT	4.000%	10/1/24	20,225	20,473
[1,2,5]	Chicago IL Transit Authority Sales Tax Receipts Revenue TOB VRDO	1.780%	2/2/23	6,200	6,200
[1,2,5]	Chicago IL Transit Authority Sales Tax Receipts Revenue TOB VRDO	1.780%	2/2/23	2,500	2,500
[2,5]	Chicago IL Transit Authority Sales Tax Receipts Sales Tax Revenue TOB VRDO	1.740%	2/2/23	40,920	40,920
[2,5]	Chicago IL Transit Authority Sales Tax Receipts Sales Tax Revenue TOB VRDO	1.820%	2/2/23	4,420	4,420
[2,5]	Chicago IL Transit Authority Sales Tax Receipts Sales Tax Revenue TOB VRDO	1.820%	2/2/23	3,705	3,705
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/24	1,850	1,887
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/24	1,125	1,148
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/24	2,700	2,754
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/25	1,090	1,111
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/25	4,870	5,062
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/25	1,000	1,039
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/25	3,550	3,690
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/26	1,270	1,295
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/26	1,020	1,082
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/26	3,500	3,516
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/27	2,500	2,705
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/27	300	306
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/30	2,250	2,261
[8]	Chicago IL Wastewater Transmission Sewer Revenue	5.500%	1/1/30	470	517
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/31	3,555	3,739
	Chicago IL Waterworks Water Revenue	5.000%	11/1/23	2,900	2,948
	Chicago IL Waterworks Water Revenue	5.000%	11/1/24	1,725	1,793

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago IL Waterworks Water Revenue	5.000%	11/1/24	3,100	3,221
	Chicago IL Waterworks Water Revenue	5.000%	11/1/25	2,050	2,161
	Chicago IL Waterworks Water Revenue	5.000%	11/1/25	12,505	13,182
	Chicago IL Waterworks Water Revenue	5.000%	11/1/26	1,015	1,023
	Chicago IL Waterworks Water Revenue	5.000%	11/1/26	2,315	2,475
	Chicago IL Waterworks Water Revenue	5.000%	11/1/26	14,865	15,889
	Chicago IL Waterworks Water Revenue	5.000%	11/1/27	5,000	5,413
	Chicago IL Waterworks Water Revenue	5.000%	11/1/27	1,655	1,706
	Chicago IL Waterworks Water Revenue	5.000%	11/1/29	750	756
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/30	1,000	1,078
	Chicago IL Waterworks Water Revenue	4.000%	11/1/37	20,000	19,949
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/23	2,525	2,566
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/25	1,160	1,195
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/26	845	871
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/30	120	124
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	905	907
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	8,000	8,159
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	1,065	1,090
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	2,020	2,025
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	2,000	2,046
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	2,540	2,598
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	1,470	1,503
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	4,660	4,766
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	1,755	1,795
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	750	786
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	830	870
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	215	225
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	1,110	1,166
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	1,160	1,248
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	345	371
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	110	118
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	135	145
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	670	737
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	2,745	3,018
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/27	170	188
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	1,250	1,310

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	355	372
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	125	134
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	4,000	4,498
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	165	176
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	6,000	6,880
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	1,380	1,608
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	100	104
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	1,125	1,174
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/33	3,750	4,116
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	5,845	6,214
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/34	3,750	4,099
	Chicago O'Hare International Airport Port, Airport & Marina Revenue (P3 Project)	5.000%	1/1/26	1,250	1,345
	Chicago O'Hare International Airport Port, Airport & Marina Revenue (P3 Project)	5.000%	1/1/28	2,720	3,058
	Chicago Park District GO	4.000%	1/1/24	670	677
	Chicago Park District GO	5.000%	1/1/24	550	561
	Chicago Park District GO	5.000%	11/15/24	680	702
	Chicago Park District GO	4.000%	1/1/25	390	396
	Chicago Park District GO	4.000%	1/1/25	2,320	2,357
	Chicago Park District GO	5.000%	1/1/25	625	646
	Chicago Park District GO	5.000%	1/1/25	315	321
	Chicago Park District GO	5.000%	1/1/25	300	306
[1]	Chicago Park District GO	5.000%	1/1/25	200	208
	Chicago Park District GO	5.000%	11/15/25	1,430	1,504
	Chicago Park District GO	5.000%	1/1/26	1,000	1,052
[1]	Chicago Park District GO	5.000%	1/1/26	550	583
	Chicago Park District GO	5.000%	1/1/26	180	183
	Chicago Park District GO	5.000%	11/15/26	1,500	1,601
	Chicago Park District GO	5.000%	1/1/27	925	972
[1]	Chicago Park District GO	5.000%	1/1/27	650	703
[1]	Chicago Park District GO	5.000%	1/1/28	1,000	1,101
	Chicago Park District GO	5.000%	1/1/29	620	630
[1,2,5]	Chicago Park District GO TOB VRDO	1.710%	2/2/23	6,000	6,000
	Chicago Park District GO, Prere.	5.000%	1/1/24	730	745
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/23	9,205	9,271
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/23	5,000	5,036
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/24	5,065	5,213
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/24	1,250	1,287
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/25	6,115	6,394
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/25	4,415	4,614
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/25	1,625	1,699

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/26	3,850	4,106
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/26	2,500	2,668
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/27	7,495	8,140
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/27	2,750	2,983
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/28	4,250	4,693
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/28	7,250	7,980
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/29	5,660	6,347
[2,5]	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue TOB VRDO	1.820%	2/2/23	3,625	3,625
[2,5]	Chicago Transit Authority Sales Tax Revenue TOB VRDO	1.710%	2/2/23	16,395	16,395
	Cook County Community Consolidated School District No. 62 Des Plaines GO	5.000%	12/1/23	3,810	3,884
	Cook County Community Unit School District No. 401 Elmwood Park GO	4.000%	12/1/23	1,625	1,645
	Cook County Community Unit School District No. 401 Elmwood Park GO	4.000%	12/1/24	1,690	1,733
	Cook County IL GO	4.000%	11/15/23	2,500	2,520
	Cook County IL GO	5.000%	11/15/23	1,350	1,371
	Cook County IL GO	4.000%	11/15/24	4,200	4,281
	Cook County IL GO	5.000%	11/15/24	1,475	1,528
	Cook County IL GO	4.000%	11/15/25	4,140	4,304
	Cook County IL GO	5.000%	11/15/25	1,195	1,271
	Cook County IL GO	4.000%	11/15/26	4,945	5,216
[4]	Cook County IL GO	5.000%	11/15/26	3,710	4,052
	Cook County IL GO	5.000%	11/15/26	3,900	4,227
	Cook County IL GO	4.000%	11/15/27	2,925	3,116
	Cook County IL GO	5.000%	11/15/27	1,205	1,306
	Cook County IL GO	5.000%	11/15/27	2,000	2,206
	Cook County IL GO	4.000%	11/15/28	1,755	1,885
	Cook County IL GO	5.000%	11/15/28	4,545	5,102
	Cook County IL GO	5.000%	11/15/28	2,705	2,931
	Cook County IL GO	5.000%	11/15/28	350	393
	Cook County IL GO	5.000%	11/15/29	3,600	4,104
	Cook County IL GO	5.000%	11/15/30	2,200	2,383
[2,5]	Cook County IL Sales Tax Revenue TOB VRDO	1.760%	2/2/23	7,685	7,685
	Cook County School District No. 105 GO	5.000%	1/15/27	1,065	1,166
	Cook County School District No. 122 Ridgeland GO	3.000%	12/1/26	2,300	2,327
	Cook County School District No. 122 Ridgeland GO	3.000%	12/1/27	2,370	2,402
	Cook County School District No. 122 Ridgeland GO	3.000%	12/1/28	1,735	1,762
	Cook County School District No. 151 South Holland GO	4.000%	4/1/25	675	694
[4]	Cook County School District No. 87 Berkeley GO	5.000%	12/1/23	250	255
[4]	Cook County School District No. 87 Berkeley GO	5.000%	12/1/24	250	261
[4]	Cook County School District No. 87 Berkeley GO	5.000%	12/1/25	250	268
[4]	Cook County School District No. 87 Berkeley GO	5.000%	12/1/26	500	548

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Cook County School District No. 87 Berkeley GO	5.000%	12/1/27	1,000	1,120
	Cook IL Sales Tax Revenue County Sales Tax Revenue	5.000%	11/15/25	690	737
	Cook IL Sales Tax Revenue County Sales Tax Revenue	5.000%	11/15/26	650	709
	Cook IL Sales Tax Revenue County Sales Tax Revenue	5.000%	11/15/27	350	388
	Cook IL Sales Tax Revenue County Sales Tax Revenue	5.000%	11/15/28	290	328
	Cook IL Sales Tax Revenue County Sales Tax Revenue	5.000%	11/15/29	140	160
	Cook IL Sales Tax Revenue County Sales Tax Revenue	5.000%	11/15/29	275	314
	Cook IL Sales Tax Revenue County Sales Tax Revenue	5.000%	11/15/30	300	346
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	4.000%	12/15/29	4,000	4,344
	DuPage & Cook Counties Community Consolidated School District No. 181 Hinsdale GO	4.000%	1/15/28	485	511
	DuPage & Cook Counties Community Unit School District No. 205 Elmhurst GO	4.000%	1/1/28	600	643
	DuPage & Cook Counties Township High School District No. 86 Hinsdale GO	5.000%	1/15/27	3,530	3,901
	DuPage & Cook Counties Township High School District No. 86 Hinsdale GO	5.000%	1/15/28	3,795	4,292
	Elk Grove Village IL GO	3.000%	1/1/24	550	552
	Elk Grove Village IL GO	3.000%	1/1/25	560	564
	Franklin Park IL GO	4.000%	7/1/30	1,015	1,031
	Illinois Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.450%	3/3/26	2,000	1,981
	Illinois Finance Authority College & University Revenue	5.000%	9/1/23	400	402
	Illinois Finance Authority College & University Revenue	5.000%	9/1/23	1,175	1,191
	Illinois Finance Authority College & University Revenue	5.000%	10/1/23	1,725	1,754
	Illinois Finance Authority College & University Revenue	4.000%	2/15/24	1,675	1,681
	Illinois Finance Authority College & University Revenue	5.000%	9/1/24	1,235	1,274
	Illinois Finance Authority College & University Revenue	5.000%	10/1/24	250	259
	Illinois Finance Authority College & University Revenue	5.000%	2/15/25	875	897
	Illinois Finance Authority College & University Revenue	5.000%	9/1/25	760	775
	Illinois Finance Authority College & University Revenue	5.000%	9/1/25	1,295	1,360
	Illinois Finance Authority College & University Revenue	5.000%	10/1/25	100	106
	Illinois Finance Authority College & University Revenue	5.000%	10/1/25	275	281
	Illinois Finance Authority College & University Revenue	5.000%	9/1/26	300	308
	Illinois Finance Authority College & University Revenue	5.000%	9/1/26	680	727
	Illinois Finance Authority College & University Revenue	5.000%	10/1/26	225	243

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Finance Authority College & University Revenue	5.000%	9/1/27	500	515
	Illinois Finance Authority College & University Revenue	5.000%	10/1/27	315	326
	Illinois Finance Authority College & University Revenue	5.000%	10/1/28	550	573
[2,5]	Illinois Finance Authority College & University Revenue TOB VRDO	1.280%	2/1/23	1,555	1,555
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/23	5,000	5,005
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/23	1,000	1,001
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/23	1,400	1,405
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/23	600	604
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/23	1,000	1,011
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	1,100	1,114
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	750	760
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	500	507
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	125	127
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	2,500	2,544
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	985	1,011
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/24	2,410	2,466
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	800	822
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	1,650	1,698
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/24	3,220	3,335
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	1,655	1,718
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	500	519
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	2,500	2,624
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	595	621
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	3,350	3,502
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	7,570	7,939
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	4,500	4,768
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	750	798
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	125	131
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,000	1,039
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,730	1,830

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	2,400	2,562
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	1,000	1,044
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	4,315	4,620
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	2,205	2,396
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,785	1,945
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	250	267
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,000	1,051
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,250	1,317
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,020	1,100
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	3,000	3,299
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	580	627
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	500	534
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	2,310	2,574
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	950	1,022
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,540	1,542
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	1,505	1,606
[5]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	7,000	7,304
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/25	6,530	6,865
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/26	760	811
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/27	3,730	4,087
[3]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.700%	2.360%	5/1/42	1,405	1,365
[2,5]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.700%	2/2/23	2,285	2,285
[2,5]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.740%	2/2/23	3,995	3,995
[2]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	1.300%	2/1/23	1,500	1,500
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/15/23	1,500	1,520
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	1/1/24	640	653
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/1/24	1,395	1,445
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/23	655	660
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	2,500	2,647
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	5/15/25	3,150	3,352

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	5/15/25	1,100	1,171
[3]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.300%	1.990%	4/1/51	5,705	5,705
	Illinois Finance Authority Lease Revenue	5.000%	12/15/23	900	920
	Illinois Finance Authority Lease Revenue	5.000%	12/15/24	720	755
	Illinois Finance Authority Lease Revenue	5.000%	12/15/25	1,000	1,077
	Illinois Finance Authority Lease Revenue	5.000%	1/1/31	1,125	1,205
[3]	Illinois Finance Authority Recreational Revenue, 1M USD LIBOR + 0.500%	4.210%	11/1/34	9,560	9,566
	Illinois GO	4.000%	2/1/23	1,700	1,700
	Illinois GO	5.000%	2/1/23	7,000	7,000
	Illinois GO	4.000%	3/1/23	5,610	5,616
	Illinois GO	5.000%	3/1/23	2,125	2,129
	Illinois GO	5.000%	3/1/23	1,165	1,167
	Illinois GO	5.000%	3/1/23	1,000	1,002
	Illinois GO	5.000%	4/1/23	225	226
	Illinois GO	5.250%	5/1/23	1,500	1,509
	Illinois GO	5.000%	8/1/23	490	495
	Illinois GO	5.000%	10/1/23	10,000	10,145
	Illinois GO	5.000%	10/1/23	5,000	5,072
	Illinois GO	5.000%	11/1/23	35,370	35,946
	Illinois GO	5.000%	11/1/23	1,990	2,022
	Illinois GO	5.000%	12/1/23	20,000	20,362
	Illinois GO	5.000%	2/1/24	780	797
	Illinois GO	5.000%	2/1/24	780	797
	Illinois GO	4.000%	3/1/24	2,185	2,212
	Illinois GO	5.000%	4/1/24	315	323
	Illinois GO	4.000%	5/1/24	225	228
	Illinois GO	5.000%	5/1/24	375	385
	Illinois GO	5.500%	5/1/24	375	387
	Illinois GO	5.000%	6/1/24	2,500	2,569
	Illinois GO	5.500%	7/1/24	500	506
	Illinois GO	5.000%	10/1/24	765	791
	Illinois GO	5.000%	10/1/24	5,000	5,171
	Illinois GO	5.000%	11/1/24	36,340	37,636
	Illinois GO	5.000%	2/1/25	4,880	5,076
	Illinois GO	5.000%	2/1/25	550	561
	Illinois GO	4.000%	3/1/25	750	766
	Illinois GO	5.000%	3/1/25	2,750	2,865
	Illinois GO	5.000%	3/1/25	10,000	10,404
	Illinois GO	5.000%	4/1/25	4,170	4,268
	Illinois GO	5.000%	5/1/25	280	287
	Illinois GO	5.000%	5/1/25	2,500	2,611
	Illinois GO	5.500%	5/1/25	3,000	3,166
	Illinois GO	6.000%	5/1/25	150	160
	Illinois GO	5.500%	7/1/25	2,610	2,640
	Illinois GO	5.000%	9/1/25	3,405	3,575
	Illinois GO	5.000%	11/1/25	28,750	30,256
[1]	Illinois GO	5.000%	11/1/25	10,000	10,537
	Illinois GO	5.000%	1/1/26	3,580	3,777
	Illinois GO	5.000%	2/1/26	3,125	3,185
	Illinois GO	5.000%	2/1/26	8,000	8,449
	Illinois GO	5.000%	3/1/26	2,750	2,908
	Illinois GO	5.000%	3/1/26	10,000	10,578
[4]	Illinois GO	5.000%	4/1/26	1,500	1,506
[4]	Illinois GO	5.000%	4/1/26	2,500	2,564

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois GO	5.000%	5/1/26	6,550	6,705
	Illinois GO	5.500%	5/1/26	8,675	9,326
	Illinois GO	5.500%	7/1/26	750	758
	Illinois GO	5.000%	11/1/26	27,415	29,234
	Illinois GO	5.000%	11/1/26	2,750	2,932
	Illinois GO	5.000%	1/1/27	1,750	1,841
	Illinois GO	5.000%	3/1/27	6,825	7,306
	Illinois GO	5.000%	3/1/27	7,935	8,496
	Illinois GO	5.000%	4/1/27	2,585	2,639
[4]	Illinois GO	5.000%	4/1/27	1,000	1,004
	Illinois GO	5.000%	5/1/27	4,080	4,171
	Illinois GO	5.000%	6/1/27	1,100	1,163
	Illinois GO	5.500%	7/1/27	1,700	1,718
	Illinois GO	5.000%	11/1/27	13,810	14,883
	Illinois GO	5.000%	1/1/28	590	619
	Illinois GO	5.500%	1/1/28	240	264
	Illinois GO	5.000%	2/1/28	1,075	1,145
	Illinois GO	4.000%	3/1/28	3,000	3,103
	Illinois GO	4.125%	3/1/28	325	325
	Illinois GO	5.000%	5/1/28	1,555	1,587
	Illinois GO	5.000%	6/1/28	370	390
	Illinois GO	5.000%	11/1/28	22,065	23,667
	Illinois GO	5.000%	11/1/28	1,895	2,059
	Illinois GO	4.000%	1/1/29	215	215
	Illinois GO	5.000%	2/1/29	1,000	1,061
	Illinois GO	5.250%	2/1/29	350	356
	Illinois GO	5.000%	4/1/29	530	540
	Illinois GO	5.000%	10/1/29	1,280	1,399
	Illinois GO	5.000%	11/1/29	10,000	10,680
	Illinois GO	4.000%	1/1/30	400	400
	Illinois GO	5.000%	3/1/30	2,000	2,191
	Illinois GO	5.250%	7/1/30	1,985	2,001
	Illinois GO	5.000%	12/1/31	1,000	1,062
	Illinois GO	5.000%	11/1/32	4,255	4,454
	Illinois GO	5.000%	12/1/28	3,600	3,914
[2,5]	Illinois GO TOB VRDO	1.810%	2/2/23	6,665	6,665
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	1.800%	2/1/23	370	370
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	2.000%	2/1/24	865	857
[9]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	0.800%	7/1/26	605	561
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	10/1/48	7,055	7,122
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	10/1/49	3,420	3,462
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.250%	10/1/49	2,000	2,035
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	3.750%	4/1/50	1,635	1,648
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	4/1/51	12,910	12,709
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	4/1/52	24,975	25,031
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.500%	10/1/52	19,790	20,620
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.250%	10/1/52	11,940	12,861

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	6.250%	10/1/52	4,525	5,098
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.470%	12/1/23	10,000	10,037
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	4.000%	12/1/24	2,000	2,019
[2,5]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue TOB VRDO	1.710%	2/2/23	2,085	2,085
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/23	3,575	3,575
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/25	11,110	11,651
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/26	15,370	16,289
	Illinois Sales Tax Revenue	4.000%	6/15/23	100	100
	Illinois Sales Tax Revenue	5.000%	6/15/23	9,805	9,866
	Illinois Sales Tax Revenue	5.000%	6/15/23	1,165	1,172
	Illinois Sales Tax Revenue	5.000%	6/15/23	510	513
[8]	Illinois Sales Tax Revenue	6.000%	6/15/23	1,870	1,889
	Illinois Sales Tax Revenue	5.000%	6/15/24	1,340	1,348
	Illinois Sales Tax Revenue	5.000%	6/15/24	1,850	1,891
	Illinois Sales Tax Revenue	5.000%	6/15/24	1,880	1,921
[1]	Illinois Sales Tax Revenue	5.000%	6/15/24	4,600	4,752
	Illinois Sales Tax Revenue	5.000%	6/15/24	5,000	5,110
[8]	Illinois Sales Tax Revenue	6.000%	6/15/24	205	212
	Illinois Sales Tax Revenue	5.000%	6/15/25	4,925	4,954
	Illinois Sales Tax Revenue	5.000%	6/15/25	8,825	9,139
	Illinois Sales Tax Revenue	5.000%	6/15/25	5,000	5,178
[1]	Illinois Sales Tax Revenue	5.000%	6/15/25	9,370	9,456
	Illinois Sales Tax Revenue	5.000%	6/15/25	1,150	1,191
[8]	Illinois Sales Tax Revenue	6.000%	6/15/25	375	397
	Illinois Sales Tax Revenue	5.000%	6/15/26	4,775	4,804
	Illinois Sales Tax Revenue	5.000%	6/15/26	1,250	1,313
[8]	Illinois Sales Tax Revenue	6.000%	6/15/26	125	135
	Illinois Sales Tax Revenue	4.000%	6/15/27	1,065	1,085
[8]	Illinois Sales Tax Revenue	6.000%	6/15/27	3,040	3,353
	Illinois Sales Tax Revenue	4.000%	6/15/28	7,355	7,477
	Illinois Sales Tax Revenue	4.000%	6/15/29	4,390	4,460
	Illinois Sales Tax Sales Tax Revenue	3.000%	6/15/34	300	271
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/28	2,000	2,079
[1]	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/28	5,250	5,636
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/29	2,250	2,346
[1]	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/29	3,000	3,255
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/30	1,500	1,553
[1]	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/30	1,500	1,627
[4]	Illinois Sports Facilities Authority Hotel Occupancy Tax Revenue	5.000%	6/15/27	5,155	5,282
[11]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/23	8,945	8,839
[11]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/24	13,510	12,911
[11]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/25	2,155	1,992

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[11]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/26	3,625	3,251
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/24	2,000	2,046
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/25	9,510	9,982
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/25	6,100	6,403
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	14,930	16,098
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	17,170	18,513
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	20,635	22,801
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	190	195
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	110	117
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	520	521
	Illinois State Toll Highway Authority Highway Revenue	4.000%	12/1/31	205	212
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/32	5,925	6,327
[4]	Illinois State University College & University Revenue	5.000%	4/1/28	750	839
[4]	Illinois State University College & University Revenue	5.000%	4/1/28	785	878
[2,5]	Illinois Toll Highway Authority Toll Highway Revenue TOB VRDO	1.720%	2/2/23	17,200	17,200
	Kane & DeKalb Counties Community Unit School District No. 301 Burlington GO	0.000%	12/1/25	1,000	912
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/24	275	283
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/25	1,210	1,264
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/26	960	1,019
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/27	775	835
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/28	590	644
[4]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/23	140	142
[4]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/23	235	239
[4]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/24	240	250
[4]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/25	170	182
[4]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/25	350	374
[4]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/26	220	240
[4]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/26	410	448

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/27	215	230
[4]	Kendall County Forest Preserve District GO	5.000%	1/1/24	1,425	1,455
	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	10/1/23	550	559
[4]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/25	2,500	2,620
[4]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/26	3,605	3,869
[4]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/27	2,000	2,186
[1]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/27	1,500	1,639
[4]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	0.000%	2/1/28	5,090	4,388
[4]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/29	1,500	1,702
	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/33	1,500	1,602
	Lake County Forest Preserve District GO	5.000%	12/15/27	4,015	4,540
	Maine Township High School District No. 207 GO	4.000%	12/1/24	4,295	4,406
	McLean & Woodford Counties Community Unit School District No. 5 Normal GO	4.000%	12/1/23	2,000	2,021
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/23	3,150	3,113
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/23	175	170
	Metropolitan Pier & Exposition Authority Appropriations Revenue	3.000%	6/15/24	5,550	5,539
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/24	6,825	6,425
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/24	2,145	2,019
	Metropolitan Pier & Exposition Authority Appropriations Revenue	3.000%	6/15/25	2,000	1,992
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/25	1,000	1,034
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/26	2,370	2,132
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/26	11,500	10,149
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/26	1,575	1,646
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/27	60	52
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/27	1,800	1,893
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/28	1,350	1,126
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/28	1,155	1,213
[4,12]	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.500%	6/15/29	2,000	2,188
[12,13]	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.500%	6/15/29	1,505	1,646
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/29	2,000	1,568
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/30	10,000	7,743

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,4,5]	Metropolitan Pier & Exposition Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.820%	2/2/23	7,685	7,685
[1,2,5]	Metropolitan Pier & Exposition Authority Lease (Appropriation) Revenue TOB VRDO	1.780%	2/2/23	3,400	3,400
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/27	1,875	2,056
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/27	550	621
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/27	675	762
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/28	500	576
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/28	370	426
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/29	2,425	2,846
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/29	1,410	1,655
[4]	Mundelein IL GO	4.000%	12/15/23	500	505
[4]	Mundelein IL GO	4.000%	12/15/25	500	522
[4]	Mundelein IL GO	4.000%	12/15/26	500	530
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/23	4,320	4,402
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/24	1,540	1,609
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/26	105	115
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/28	170	186
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/23	170	171
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/25	500	522
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/26	1,450	1,540
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/27	2,200	2,372
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/27	325	353
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/28	325	358
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/29	325	361
[1]	Peoria IL GO	4.000%	1/1/24	500	506
[1]	Peoria IL GO	4.000%	1/1/25	750	770
[1]	Peoria IL GO	4.000%	1/1/26	250	261
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/23	16,790	16,915
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/24	21,765	22,419
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/25	41,625	43,864
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/26	4,220	4,553
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/27	600	647
	Regional Transportation Authority Sales Tax Revenue	5.000%	7/1/28	730	810
	Regional Transportation Authority Sales Tax Revenue	5.000%	6/1/29	2,935	3,312

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,5]	Regional Transportation Authority Sales Tax Revenue TOB VRDO	1.710%	2/2/23	400	400
	Romeoville IL College & University Revenue	5.000%	10/1/26	105	107
	Romeoville IL College & University Revenue (Lewis University Project)	5.000%	10/1/23	1,155	1,166
	Romeoville IL GO	5.000%	12/30/25	3,315	3,569
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/25	4,730	4,947
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/26	2,900	3,096
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/27	15,290	16,608
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/28	8,000	8,848
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/29	10,000	11,215
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/25	1,750	1,830
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/26	7,855	8,385
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/27	7,500	8,146
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/28	2,000	2,212
[10]	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/28	1,720	1,902
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/29	1,000	1,121
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/30	520	591
[2,5]	Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	1.760%	2/2/23	1,480	1,480
[2,5]	Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	1.800%	2/2/23	7,200	7,200
[4]	Sangamon County School District No. 186 Springfield GO	4.000%	6/1/23	1,000	1,004
[4]	Sangamon County School District No. 186 Springfield GO	4.000%	2/1/28	1,615	1,732
[4]	Sangamon County School District No. 186 Springfield GO	4.000%	2/1/29	2,065	2,229
	Schaumburg IL GO	4.000%	12/1/26	6,485	6,841
	Schaumburg IL GO	4.000%	12/1/28	1,000	1,079
	Schaumburg IL GO	4.000%	12/1/29	8,155	8,878
[1]	Southern Illinois University College & University Revenue	5.000%	4/1/23	500	502
[1]	Southern Illinois University College & University Revenue	4.000%	4/1/24	1,250	1,264
[1]	Southern Illinois University College & University Revenue	5.000%	4/1/24	275	281
[1]	Southern Illinois University College & University Revenue	5.000%	4/1/25	200	208
[1]	Southern Illinois University College & University Revenue	5.000%	4/1/26	175	186
[1]	Southern Illinois University College & University Revenue	5.000%	4/1/27	210	227
[1]	Southern Illinois University College & University Revenue	4.000%	4/1/28	750	788
[1]	Southern Illinois University College & University Revenue	5.000%	4/1/28	275	302
[1]	Southern Illinois University College & University Revenue	4.000%	4/1/29	400	422

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Southern Illinois University College & University Revenue	5.000%	4/1/29	365	404
[1]	Southern Illinois University College & University Revenue	5.000%	4/1/30	425	475
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	1,965	2,049
	Southwestern Illinois Development Authority Lease Revenue	4.000%	4/15/23	250	251
	Southwestern Illinois Development Authority Lease Revenue	5.000%	4/15/24	225	231
	Southwestern Illinois Development Authority Lease Revenue	5.000%	4/15/25	275	290
	Southwestern Illinois Development Authority Lease Revenue	5.000%	4/15/26	630	680
	Southwestern Illinois Development Authority Lease Revenue	5.000%	4/15/27	730	804
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/23	5,425	5,435
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/24	4,905	5,029
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/25	10,370	10,850
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/26	5,425	5,685
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/27	1,070	1,119
	St Clair County Community Unit School District No. 19 Mascoutah GO	5.000%	2/1/29	700	717
	University of Illinois College & University Revenue	5.000%	4/1/24	600	602
	University of Illinois College & University Revenue	5.000%	4/1/26	1,000	1,003
	University of Illinois College & University Revenue	5.000%	4/1/27	2,665	2,847
	University of Illinois College & University Revenue	5.000%	4/1/27	250	251
	University of Illinois Local or Guaranteed Housing Revenue	5.000%	4/1/23	900	903
	University of Illinois Local or Guaranteed Housing Revenue	5.000%	4/1/24	945	969
	University of Illinois Local or Guaranteed Housing Revenue	5.000%	4/1/25	995	1,046
[1]	Western Illinois University College & University Revenue	4.000%	4/1/23	500	501
[1]	Western Illinois University College & University Revenue	4.000%	4/1/25	750	768
[1]	Western Illinois University College & University Revenue	4.000%	4/1/26	1,340	1,383
[1]	Western Illinois University College & University Revenue	4.000%	4/1/27	1,400	1,459
	Wheeling IL GO	4.000%	12/1/23	750	760
	Wheeling IL GO	4.000%	12/1/24	820	842
	Wheeling IL GO	4.000%	12/1/26	1,995	2,115
	Wheeling IL GO	4.000%	12/1/27	760	816
[4]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/24	2,820	2,737
[4]	Will County Community High School District No. 210 Lincoln-Way GO, ETM	0.000%	1/1/24	12,375	12,088
[1]	Will County Community Unit School District No. 201-U Crete-Monee GO	5.000%	1/1/24	195	199
[1]	Will County Community Unit School District No. 201-U Crete-Monee GO	5.000%	1/1/25	410	428
[1]	Will County Community Unit School District No. 201-U Crete-Monee GO	5.000%	1/1/26	275	293
[4]	Will County Community Unit School District No. 365-U Valley View GO	0.000%	11/1/26	1,000	895

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Will County IL GO	4.000%	11/15/25	330	344
	Will County IL GO	5.000%	11/15/26	450	494
	Will County IL GO	5.000%	11/15/27	1,045	1,173
	Will County IL GO	5.000%	11/15/28	1,000	1,146
	Winnebago & Boone Counties School District No. 205 Rockford GO	0.000%	2/1/23	1,450	1,450
[1]	Winnebago & Boone Counties School District No. 205 Rockford GO	5.000%	2/1/27	1,245	1,359
[1]	Winnebago & Boone Counties School District No. 205 Rockford GO	5.000%	2/1/28	3,910	4,356
[1]	Winnebago & Boone Counties School District No. 205 Rockford GO	5.000%	2/1/29	4,175	4,726
[1]	Winnebago & Boone Counties School District No. 205 Rockford GO	5.000%	2/1/30	8,730	10,021
					2,176,780
Indiana (1.2%)
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/24	250	259
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/25	400	423
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	1,010	1,093
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	550	595
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/27	550	608
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/28	350	395
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/29	325	374
	Ball State University College & University Revenue	5.000%	7/1/23	660	667
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/24	200	207
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	350	367
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/25	350	371
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	350	376
	Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/24	1,660	1,699
	Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/25	1,785	1,897
	Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/27	1,915	2,110
	Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/27	1,970	2,196
	Carmel Clay School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/26	1,900	1,996
	Carmel Clay School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/27	1,935	2,043
	Carmel Clay School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/27	1,975	2,096
	Carmel Clay School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/28	1,715	1,829
	Carmel Clay School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/28	2,055	2,200
	Carmel Clay School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/29	2,095	2,249

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Columbus Multi-High School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/24	1,270	1,313
	Columbus Multi-High School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/28	100	113
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/29	5,355	6,204
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/24	495	507
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/27	545	600
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/27	560	622
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/28	860	966
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/29	1,800	2,061
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/30	3,760	4,386
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/24	850	881
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	485	509
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/25	485	515
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	475	511
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	545	593
	East Chicago IN Local or Guaranteed Housing Revenue PUT	5.000%	8/1/24	11,980	12,309
[1]	Evansville Redevelopment Authority Lease (Abatement) Revenue (Arena Project)	5.000%	2/1/23	3,535	3,535
[1]	Fishers IN Sewage Works Sewer Revenue	4.000%	1/1/24	415	421
[1]	Fishers IN Sewage Works Sewer Revenue	4.000%	1/1/25	275	283
[1]	Fishers IN Sewage Works Sewer Revenue	4.000%	1/1/26	200	209
[1]	Fishers IN Sewage Works Sewer Revenue	4.000%	1/1/27	225	238
[1]	Fishers IN Sewage Works Sewer Revenue	4.000%	1/1/28	275	295
[1]	Fishers IN Sewage Works Sewer Revenue	4.000%	1/1/29	275	298
[1]	Fort Wayne Redevelopment Authority Miscellaneous Revenue (Electric Works Project)	4.000%	6/15/26	745	785
[1]	Fort Wayne Redevelopment Authority Miscellaneous Revenue (Electric Works Project)	4.000%	12/15/26	760	806
[1]	Fort Wayne Redevelopment Authority Miscellaneous Revenue (Electric Works Project)	4.000%	6/15/27	775	826
[1]	Fort Wayne Redevelopment Authority Miscellaneous Revenue (Electric Works Project)	4.000%	12/15/27	790	850
[1]	Fort Wayne Redevelopment Authority Miscellaneous Revenue (Electric Works Project)	4.000%	6/15/28	805	868
[1]	Fort Wayne Redevelopment Authority Miscellaneous Revenue (Electric Works Project)	4.000%	12/15/28	410	444
	Franklin IN Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	950	957
	Franklin IN Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,340	1,415

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Franklin Township Community School Corp. GO	5.000%	7/15/23	2,290	2,309
Franklin Township Community School Corp. GO	5.000%	1/15/24	2,370	2,410
Greencastle Community School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/30	1,540	1,666
Griffith Public School Improvement Building Corp. Lease (Abatement) Revenue	4.000%	7/15/26	2,105	2,215
Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/23	1,655	1,672
Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/24	1,250	1,277
Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/24	1,500	1,550
Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	1,055	1,104
Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	2,355	2,464
Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/25	2,030	2,150
Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	2,080	2,232
Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	2,130	2,311
Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	7/15/24	110	106
Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	1/15/25	100	95
Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	7/15/25	450	420
Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	1/15/26	370	341
Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	7/15/26	370	336
Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	1/15/27	320	287
Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	7/15/27	320	282
Indiana Finance Authority College & University Revenue (Butler University Project)	3.000%	2/1/23	225	225
Indiana Finance Authority College & University Revenue (Butler University Project)	4.000%	2/1/24	200	203
Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/24	365	373
Indiana Finance Authority College & University Revenue (Butler University Project)	4.000%	2/1/25	275	281
Indiana Finance Authority College & University Revenue (Butler University Project)	4.000%	2/1/26	540	558
Indiana Finance Authority Electric Power & Light Revenue	3.000%	11/1/30	1,250	1,123
Indiana Finance Authority Electric Power & Light Revenue	4.250%	11/1/30	5,225	5,186
Indiana Finance Authority Electric Power & Light Revenue PUT	0.750%	4/1/26	5,900	5,221
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/23	565	566

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	320	321
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	700	710
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	2,020	2,057
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	1,135	1,156
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	1,275	1,298
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	3,750	3,826
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	5,250	5,356
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	360	367
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/24	1,015	1,046
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	3,275	3,414
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,905	1,986
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,145	1,193
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	3,645	3,809
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	380	395
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/25	1,205	1,270
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	6,240	6,665
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	5,315	5,677
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,550	1,655
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	395	418
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	830	889
Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.250%	7/1/25	7,250	7,133
Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	0.700%	1/1/26	7,500	7,078
Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.100%	11/1/26	2,700	2,646
Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/29	7,500	8,647
Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/30	7,065	8,292
Indiana Finance Authority Sewer Revenue	5.000%	10/1/23	750	763
Indiana Finance Authority Sewer Revenue	5.000%	10/1/24	1,250	1,304
Indiana Finance Authority Sewer Revenue	5.000%	10/1/25	750	802
Indiana Finance Authority Sewer Revenue	5.000%	10/1/26	5,390	5,906
Indiana Finance Authority Sewer Revenue	5.000%	10/1/28	865	991
Indiana Finance Authority Sewer Revenue	5.000%	10/1/29	1,200	1,401
Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/23	1,845	1,863
Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/24	850	871

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/24	800	820
Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/25	1,050	1,092
Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/25	1,100	1,146
Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/26	235	248
Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/26	525	554
Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	3.750%	1/1/49	1,735	1,748
Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	3.250%	7/1/49	2,070	2,057
Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	3.000%	7/1/50	5,710	5,625
Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	3.000%	7/1/52	1,995	1,962
Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	4.750%	7/1/52	3,500	3,705
Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/53	3,500	3,733
Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	5.750%	7/1/53	1,600	1,768
Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/26	1,125	1,220
Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/27	500	554
Indianapolis Board of School Commissioners GO	5.000%	7/15/23	250	253
Indianapolis Board of School Commissioners GO	5.000%	1/15/24	500	512
Indianapolis Board of School Commissioners GO	5.000%	7/15/24	310	321
Indianapolis Board of School Commissioners GO	5.000%	1/15/25	500	524
Indianapolis Board of School Commissioners GO	5.000%	7/15/25	500	530
Indianapolis Board of School Commissioners GO	5.000%	1/15/26	665	714
Indianapolis Board of School Commissioners GO	5.000%	7/15/26	665	722
Indianapolis Board of School Commissioners GO	5.000%	1/15/27	500	549
Indianapolis Board of School Commissioners GO	5.000%	7/15/27	425	472
Indianapolis Department of Public Utilities Gas Utility Natural Gas Revenue	5.000%	8/15/24	3,480	3,612
Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/23	1,000	1,007
Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/24	500	512
Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/24	1,125	1,159

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/25	625	639
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/25	1,875	1,980
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/26	875	894
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/26	1,800	1,947
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/27	1,750	1,788
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/27	11,400	12,592
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/28	1,875	1,915
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/28	6,745	7,594
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/29	7,855	8,995
[8]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Waterworks Project)	5.250%	1/1/24	9,000	9,227
[8]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Waterworks Project)	5.250%	1/1/25	12,215	12,871
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/25	3,040	3,116
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/25	6,190	6,389
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/26	5,660	5,879
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/26	6,765	7,066
	Lawrence Township School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/24	415	424
	Lawrence Township School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	805	844
	Lawrence Township School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/25	315	334
	Lawrence Township School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	360	387
	Lawrence Township School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	235	255
	Lawrence Township School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/27	300	329
	Lawrence Township School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/27	335	372
	Lawrence Township School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/28	300	336
[1]	Mishawaka IN Waterworks Water Revenue	3.000%	1/1/25	490	494
[1]	Mishawaka IN Waterworks Water Revenue	4.000%	1/1/26	1,020	1,068
[1]	Mishawaka IN Waterworks Water Revenue	4.000%	7/1/26	1,015	1,071
[1]	Mishawaka IN Waterworks Water Revenue	4.000%	1/1/28	1,100	1,186
[1]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	2/15/23	225	225
[1]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	8/15/23	825	836
[1]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	2/15/24	845	866
[1]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	2/15/25	890	937

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	2/15/26	600	648
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/24	385	391
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/24	390	399
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/25	325	335
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/25	510	529
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/26	655	686
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/26	645	680
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/27	930	994
	Portage Redevelopment Authority Lease (Abatement) Revenue	4.000%	8/1/30	1,385	1,405
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	3.000%	7/15/24	985	992
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	3.000%	7/15/25	350	355
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	3.000%	7/15/26	300	306
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/27	350	371
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/27	350	373
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/28	375	403
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/28	300	324
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/29	300	326
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/29	300	327
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/30	400	438
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/30	400	441
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/23	215	216
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/24	305	309
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/24	300	306
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/25	275	283
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/25	550	569
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/26	420	438
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/26	1,065	1,120
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/27	1,510	1,598
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/27	675	719
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/23	440	443

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	1/15/24	565	572
Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/24	525	535
Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	1,175	1,231
Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	7/15/25	800	849
Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	1,230	1,321
Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	635	690
Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	1/15/27	1,295	1,421
Wayne Township IN School Building Corp. IN Lease (Abatement) Revenue	4.000%	1/15/24	2,910	2,952
Wayne Township IN School Building Corp. IN Lease (Abatement) Revenue	4.000%	7/15/24	2,330	2,382
Wayne Township IN School Building Corp. IN Lease (Abatement) Revenue	4.000%	1/15/25	4,095	4,203
Whiting Redevelopment District Tax Allocation Revenue	4.000%	1/15/32	3,950	3,717
				367,110
Iowa (0.2%)
Des Moines IA GO	5.000%	6/1/25	5,670	6,025
Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/23	1,000	1,001
Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	1,700	1,771
Iowa Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/25	990	967
Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	2,000	2,126
Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	90	89
Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	1,000	1,067
Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	415	401
Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	3,710	3,791
Iowa Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/23	1,000	1,010
Iowa Finance Authority Local or Guaranteed Housing Revenue	4.000%	7/1/47	1,420	1,431
Iowa Finance Authority Local or Guaranteed Housing Revenue	3.500%	1/1/49	1,190	1,192
Iowa Finance Authority Local or Guaranteed Housing Revenue	3.000%	1/1/52	990	972
Iowa Finance Authority Local or Guaranteed Housing Revenue	5.000%	7/1/52	12,575	13,492
Iowa Finance Authority Local or Guaranteed Housing Revenue	6.000%	7/1/52	4,000	4,456
Iowa Finance Authority Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	3.250%	7/1/50	4,630	4,601
Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/23	320	324

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/24	330	339
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/25	345	359
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/26	505	532
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/27	1,050	1,119
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/28	370	398
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/27	425	453
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/29	1,300	1,416
	Xenia Rural Water District Water Revenue	5.000%	12/1/23	450	457
	Xenia Rural Water District Water Revenue	5.000%	12/1/24	565	586
					50,375
Kansas (0.5%)
	Butler County Unified School District No. 385 Andover GO	4.000%	9/1/23	1,530	1,543
	Butler County Unified School District No. 385 Andover GO	4.000%	9/1/24	1,545	1,576
[5,8]	Coffeyville KS Electric System Electric Power & Light Revenue, Prere.	5.000%	6/1/25	1,600	1,685
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	595	603
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,080	1,101
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,100	1,135
	Johnson County Unified School District No. 233 Olathe GO	5.000%	9/1/23	750	761
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/28	2,500	2,605
[3]	Kansas Department of Transportation Fuel Sales Tax Revenue, 1M USD LIBOR + 0.400%	3.458%	9/1/23	1,590	1,593
	Kansas Development Finance Authority Appropriations Revenue (State of Kansas Project)	5.000%	11/1/26	5,750	6,296
	Kansas Development Finance Authority College & University Revenue (University of Kansas Project)	5.000%	5/1/26	7,465	8,102
	Kansas Development Finance Authority College & University Revenue (University of Kansas Project)	5.000%	5/1/27	6,780	7,534
	Kansas Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/28	20,985	23,330
	Kansas Development Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/54	2,860	3,258
	Kansas Development Finance Authority Lease (Appropriation) Revenue, Prere.	5.000%	4/1/23	600	602
	Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,000	1,045

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	500	532
	Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	500	539
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/23	250	252
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/24	250	256
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/25	540	562
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/26	1,020	1,073
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/27	870	929
	Manhattan KS GO	0.400%	6/15/25	12,600	11,724
	Olathe KS GO	4.250%	10/1/25	7,970	8,371
	Olathe KS GO	4.250%	10/1/26	5,795	6,202
	Olathe KS GO	4.250%	10/1/27	5,910	6,434
	Olathe KS GO	4.250%	10/1/28	6,510	7,255
[5]	Overland Park KS Sales Tax Revenue	5.500%	11/15/28	385	396
	Prairie Village KS Tax Allocation Revenue	2.875%	4/1/30	170	152
	Saline County KS GO	4.000%	9/1/23	2,285	2,305
	Sedgwick County Unified School District No. 259 Wichita GO	4.000%	10/1/24	5,000	5,135
	Sedgwick County Unified School District No. 266 Maize GO	3.000%	9/1/26	6,300	6,416
	Seward County Unified School District No. 480 Liberal GO	5.000%	9/1/23	1,495	1,517
	Seward County Unified School District No. 480 Liberal GO	5.000%	9/1/24	1,540	1,601
	Seward County Unified School District No. 480 Liberal GO	5.000%	9/1/25	1,750	1,868
	Topeka KS GO	4.250%	8/15/26	2,205	2,360
	Topeka KS GO	4.250%	8/15/27	1,365	1,462
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/23	220	220
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/24	220	226
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	3/1/23	80	80
[1]	Wyandotte County-Kansas City Unified Government GO	4.000%	8/1/25	900	931
[1]	Wyandotte County-Kansas City Unified Government GO	4.000%	8/1/26	1,980	2,079
[1]	Wyandotte County-Kansas City Unified Government GO	4.000%	8/1/26	1,515	1,591
[1]	Wyandotte County-Kansas City Unified Government GO	4.000%	8/1/27	2,065	2,199
					137,436
Kentucky (2.0%)
[4]	Ashland KY GO	5.000%	1/1/24	1,025	1,048
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	765	765
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	315	315
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	680	693
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	300	306

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	940	971
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	1,635	1,721
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	1,970	2,107
	Carroll County KY Industrial Revenue (Kentucky Utilities Co. Project) PUT	1.550%	9/1/26	12,250	11,371
	Eastern Kentucky University College & University Revenue	5.000%	4/1/28	1,030	1,146
	Eastern Kentucky University College & University Revenue	5.000%	4/1/29	1,080	1,221
	Eastern Kentucky University College & University Revenue	5.000%	4/1/30	1,135	1,301
[4]	Fayette County School District Finance Corp. Lease(Renewal) Revenue	5.000%	8/1/30	1,000	1,062
	Hazard KY Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	225	241
	Hazard KY Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	690	750
	Hazard KY Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	630	695
	Jefferson County School District Finance Corp. Lease Revenue	5.000%	6/1/23	3,195	3,219
	Kentucky Asset Liability Commission Appropriations Revenue	5.000%	9/1/23	130	132
	Kentucky Asset Liability Commission Appropriations Revenue	5.250%	9/1/24	1,900	1,931
	Kentucky Asset Liability Commission Appropriations Revenue	5.250%	9/1/25	625	634
	Kentucky Asset Liability Commission Lease (Appropriation) Revenue	5.000%	11/1/23	2,175	2,215
	Kentucky Asset Liability Commission Lease (Appropriation) Revenue	5.000%	11/1/24	1,100	1,149
	Kentucky Asset Liability Commission Lease (Appropriation) Revenue	5.000%	11/1/26	1,000	1,094
	Kentucky Asset Liability Commission Lease (Appropriation) Revenue	5.000%	9/1/27	1,255	1,328
	Kentucky Asset Liability Commission Lease (Appropriation) Revenue	5.000%	11/1/27	1,000	1,116
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/27	120	126
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/28	125	133
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	3.000%	3/1/24	165	166
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	5.000%	3/1/28	195	215
[1]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/24	930	966
[1]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/25	1,960	2,088
[1]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/26	2,060	2,251
[1]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/27	1,165	1,301
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/25	1,660	1,767

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	1,000	1,049
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	1,325	1,416
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	1,275	1,398
[3]	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 1.400%	3.060%	2/1/46	1,000	1,002
	Kentucky Housing Corp. Local or Guaranteed Housing Revenue PUT (Cambridge Square Project)	0.300%	2/1/24	2,500	2,411
[8]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/23	250	253
[8]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/26	90	95
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/24	1,300	1,346
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/25	800	845
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/26	2,585	2,782
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	2/1/23	500	500
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	7/1/23	745	746
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/23	590	592
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/23	600	602
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	1/1/24	1,760	1,764
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	2/1/24	1,300	1,309
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/24	5,875	5,909
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/24	1,725	1,743
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/24	1,500	1,509
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/24	500	504
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	2/1/25	1,905	1,930
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/25	1,780	1,809
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/25	825	831
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	2/1/26	1,075	1,096
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/26	1,085	1,090
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/26	1,890	1,931

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Kentucky Public Energy Authority Natural Gas Revenue	4.000%	2/1/27	2,110	2,159
Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/27	305	307
Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/27	1,980	2,026
Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	4/1/24	125,205	125,471
Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	1/1/25	115,470	115,460
Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	37,285	37,388
Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	25,130	25,199
Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/26	66,050	66,173
Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	2/1/28	20,025	20,081
Kentucky Public Transportation Infrastructure Authority Highway Revenue, Prere.	6.000%	7/1/23	7,195	7,282
Kentucky State Property & Building Commission Lease (Appropriation) Revenue	5.000%	8/1/27	350	371
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 106), Prere.	5.000%	10/1/23	1,000	1,017
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/23	1,415	1,431
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/23	375	379
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/24	1,355	1,402
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/26	860	932
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/27	1,640	1,737
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	2/1/26	3,260	3,504
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/26	3,185	3,468
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	2/1/27	200	214
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/27	1,650	1,794
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 117)	5.000%	5/1/27	1,150	1,264
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 117)	5.000%	5/1/28	500	549
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	5.000%	11/1/23	2,000	2,034

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	5.000%	11/1/24	1,500	1,561
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	5.000%	11/1/25	2,000	2,133
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	5.000%	11/1/26	4,180	4,552
[4]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 124)	5.000%	11/1/25	7,500	8,027
[4]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 124)	5.000%	11/1/26	2,160	2,368
[4]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 124)	5.000%	11/1/27	3,080	3,455
[4]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 124)	5.000%	11/1/28	1,150	1,314
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/24	795	822
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/28	170	184
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/27	410	455
	Louisville-Jefferson County KY Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/23	31,315	31,615
	Louisville-Jefferson County KY Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/26	24,765	26,373
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/29	1,000	1,113
	Louisville-Jefferson County Metropolitan Government Industrial Revenue	0.900%	9/1/26	1,440	1,338
[4]	Northern Kentucky University College & University Revenue	5.000%	9/1/26	1,235	1,340
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/24	3,975	4,022
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	5.000%	1/1/24	985	1,006
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/25	2,875	2,950
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/25	2,000	2,052
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/26	4,460	4,657
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	5.000%	1/1/26	1,710	1,830
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/27	1,975	2,089
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	5.000%	1/1/27	5,020	5,478
[4]	Paducah Electric Plant Board Electric Power & Light Revenue	5.000%	10/1/26	1,100	1,198
	University of Kentucky College & University Revenue	3.250%	4/1/28	2,235	2,320

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Kentucky College & University Revenue	3.500%	4/1/29	2,305	2,402
[4]	University of Louisville College & University Revenue	5.000%	9/1/28	1,230	1,375
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	245	246
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	335	344
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	295	310
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	690	742
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	500	550
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	1,235	1,385
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	530	604
	Warren County School District Finance Corp. Lease (Renewal) Revenue	4.000%	4/1/26	3,440	3,603
					631,461
Louisiana (1.3%)
[1]	Calcasieu Parish School District No. 23 GO	5.000%	9/1/23	370	375
[1]	Calcasieu Parish School District No. 23 GO	5.000%	9/1/24	110	114
[1]	Calcasieu Parish School District No. 23 GO	5.000%	9/1/25	790	838
[1]	Calcasieu Parish School District No. 23 GO	3.000%	9/1/26	675	684
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/23	115	115
	East Baton Rouge Sewerage Commission Sewer Revenue PUT	1.300%	2/1/28	8,000	7,058
[4]	Greater New Orleans Expressway Commission Highway Revenue	5.000%	11/1/24	790	822
[4]	Greater New Orleans Expressway Commission Highway Revenue	5.000%	11/1/25	570	608
[1]	Greater Ouachita Water Co. Water Revenue	3.000%	9/1/23	250	251
[1]	Greater Ouachita Water Co. Water Revenue	5.000%	9/1/25	500	532
[1]	Greater Ouachita Water Co. Water Revenue	5.000%	9/1/26	400	436
[1]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/25	625	644
[1]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/26	600	629
[1]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/27	1,200	1,278
[1]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/28	1,000	1,081
[1]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/29	2,500	2,728
[1]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/30	3,000	3,306
[4]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/23	300	306
[4]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/24	540	564
[4]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/25	500	535
[10]	Lafayette Parish School Board Sales Tax Revenue	5.000%	4/1/27	500	555
[10]	Lafayette Parish School Board Sales Tax Revenue	5.000%	4/1/30	500	588

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Louisiana Gasoline & Fuels Sales Tax Revenue PUT	0.600%	5/1/23	25,845	25,645
	Louisiana Gasoline & Fuels Sales Tax Revenue PUT	0.600%	5/1/23	11,750	11,659
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/23	1,645	1,655
[3]	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, SOFR + 0.500%	3.510%	5/1/43	9,705	9,505
	Louisiana GO	5.000%	10/1/25	12,865	13,773
	Louisiana GO	5.000%	10/1/26	6,750	7,419
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/23	1,700	1,726
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/26	575	629
	Louisiana Local Government Environmental Facilities & Community Development Authority College & University Revenue (LCTCS Act 360 Project)	5.000%	10/1/23	350	356
	Louisiana Local Government Environmental Facilities & Community Development Authority College & University Revenue (LCTCS Act 360 Project)	5.000%	10/1/24	660	687
	Louisiana Local Government Environmental Facilities & Community Development Authority College & University Revenue (LCTCS Act 360 Project)	5.000%	10/1/26	1,055	1,144
	Louisiana Local Government Environmental Facilities & Community Development Authority College & University Revenue (LCTCS Act 360 Project)	5.000%	10/1/27	1,000	1,106
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	5.000%	10/1/23	1,000	1,014
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	5.000%	10/1/24	1,410	1,458
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	4.000%	10/1/25	2,075	2,141
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/25	1,920	2,036
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/26	1,780	1,928
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/27	1,920	2,120
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/28	3,590	3,952
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/29	4,000	4,387

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/30	4,000	4,370
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/31	11,070	12,053
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/23	2,265	2,297
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/24	2,370	2,456
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 391 Project)	5.000%	10/1/23	5,000	5,071
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 391 Project)	5.000%	10/1/24	4,365	4,522
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 391 Project)	5.000%	10/1/25	4,300	4,567
	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue PUT	0.875%	2/1/25	14,250	13,575
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	3,000	2,967
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	2,625	2,596
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	1,875	1,854
	Louisiana Public Facilities Authority Appropriations Revenue (Hurricane Recovery Program), Prere.	5.000%	6/1/24	1,500	1,552
	Louisiana Public Facilities Authority College & University Revenue	5.000%	4/1/27	500	553
	Louisiana Public Facilities Authority College & University Revenue (Tulane University Project)	5.000%	4/1/26	825	893
	Louisiana Public Facilities Authority College & University Revenue (Tulane University Project), ETM	5.000%	4/1/26	175	189
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	395	399
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	2,480	2,511
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	3,200	3,240
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,135	1,171
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	3,445	3,558
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,540	2,681
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	3,995	4,217

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	6,600	6,967
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	425	454
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,670	2,879
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	6,330	6,821
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	440	477
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	5,000	5,466
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/28	400	440
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project) PUT	5.000%	6/1/25	27,500	28,643
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/23	660	664
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/24	635	653
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/25	720	755
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/25	13,085	13,685
	Louisiana Stadium & Exposition District Miscellaneous Revenue	5.000%	7/1/24	910	918
	Louisiana Stadium & Exposition District Miscellaneous Revenue BAN	4.000%	7/3/23	1,150	1,151
[2,5]	Louisiana State Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.800%	2/2/23	8,320	8,320
[4]	New Orleans Aviation Board Parking Auto Parking Revenue	5.000%	10/1/24	100	104
[4]	New Orleans Aviation Board Parking Auto Parking Revenue	5.000%	10/1/25	350	373
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/24	200	204
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/25	100	104
[4]	Shreveport LA GO	5.000%	3/1/28	550	607
[4]	Shreveport LA GO	5.000%	3/1/29	600	670
[4]	Shreveport LA GO	5.000%	3/1/30	700	789
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/23	1,500	1,527
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/24	2,825	2,937
[4]	Shreveport LA Water & Sewer Water Revenue	4.000%	12/1/25	835	873
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/25	2,000	2,123
[4]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/30	1,300	1,390
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.125%	7/1/24	14,825	14,522
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/26	30,740	29,085
	St. John Parish the Baptist LA Industrial Revenue PUT	2.000%	4/1/23	34,085	34,023
	St. John Parish the Baptist LA Industrial Revenue PUT	2.100%	7/1/24	17,890	17,518

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	St. John Parish the Baptist LA Industrial Revenue PUT	2.200%	7/1/26	22,495	21,194
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	950	1,010
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	2,050	2,205
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	1,530	1,662
	Tobacco Settlement Financing Corp. LA Tobacco Settlement Funded Revenue	5.250%	5/15/35	4,745	4,773
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	5/15/23	1,270	1,278
					412,943
Maine (0.1%)
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue	4.000%	10/1/24	690	708
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/23	2,590	2,615
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/24	750	773
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/24	2,170	2,242
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/25	595	612
	Maine Health & Higher Educational Facilities Authority College & University Revenue, ETM	5.000%	7/1/23	545	551
	Maine Health & Higher Educational Facilities Authority College & University Revenue, ETM	5.000%	7/1/24	460	476
	Maine Health & Higher Educational Facilities Authority College & University Revenue, ETM	5.000%	7/1/24	110	114
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	180	182
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	275	280
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,055	1,090
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	205	216
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	555	579
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	500	539
[4]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	400	430
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	625	688

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	395	432
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/28	650	693
[4]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	450	502
[2,5]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.810%	2/2/23	6,245	6,245
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	4.000%	7/1/24	350	358
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/1/25	95	101
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	4.000%	7/1/26	195	206
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/1/27	125	139
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/23	600	609
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/24	750	780
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/23	825	837
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/24	860	895
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.500%	11/15/47	1,680	1,678
	Maine State Housing Authority Local or Guaranteed Housing Revenue	4.000%	11/15/47	1,630	1,640
	Maine State Housing Authority Local or Guaranteed Housing Revenue	4.000%	11/15/48	2,040	2,057
	Maine State Housing Authority Local or Guaranteed Housing Revenue	4.000%	11/15/50	925	938
	Maine State Housing Authority Local or Guaranteed Housing Revenue	5.000%	11/15/52	1,515	1,614
	South Portland ME GO	5.000%	10/1/29	1,390	1,631
					33,450
Maryland (1.8%)
	Anne Arundel County MD GO	5.000%	10/1/23	2,485	2,528
	Anne Arundel County MD GO	5.000%	4/1/28	1,395	1,481
[2,5]	Baltimore County MD Sewer Revenue TOB VRDO	1.960%	2/2/23	3,400	3,400
[2,5]	Baltimore County ML Health, Hospital, Nursing Home Revenue TOB VRDO	1.860%	2/2/23	3,550	3,550
[2,5]	Baltimore MD Project Water Revenue TOB VRDO	1.720%	2/2/23	8,185	8,185
	Baltimore MD Sewer Revenue (Wastewater Projects)	4.000%	7/1/23	520	523
	Baltimore MD Sewer Revenue (Wastewater Projects)	5.000%	7/1/23	525	530
	Baltimore MD Sewer Revenue (Wastewater Projects)	5.000%	7/1/24	750	777
	Baltimore MD Sewer Revenue (Wastewater Projects)	5.000%	7/1/25	650	691

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.750%	6/1/24	100	98
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.000%	6/1/24	100	98
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.850%	6/1/26	135	128
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.950%	6/1/27	175	164
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/23	550	556
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/24	615	637
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/25	100	106
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/26	500	545
	Charles County MD GO	5.000%	10/1/23	3,400	3,460
	Frederick County MD Tax Allocation Revenue	2.625%	7/1/24	235	230
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	4.500%	1/1/25	1,500	1,510
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	4.500%	1/1/26	2,000	2,020
	Howard County Housing Commission Local or Guaranteed Housing Revenue	1.200%	6/1/27	3,355	3,145
	Howard County Housing Commission Local or Guaranteed Housing Revenue	1.600%	6/1/29	1,000	928
	Howard County MD GO (Public Improvement Project)	5.000%	8/15/27	5,260	5,922
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.500%	9/1/48	2,040	2,092
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.000%	9/1/49	960	971
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.250%	9/1/49	1,335	1,358
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.500%	3/1/50	9,345	9,344
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.000%	9/1/51	8,330	8,213
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.000%	9/1/51	2,840	2,789
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.000%	9/1/51	5,780	5,690
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.000%	9/1/52	18,255	19,400
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	6.000%	3/1/53	10,000	11,141
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/23	1,585	1,620
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	2/1/24	10,180	10,180

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/24	1,640	1,720
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	2/1/25	1,510	1,510
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	9/1/25	2,300	2,402
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/25	9,550	10,229
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/25	20,005	21,471
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/25	1,345	1,451
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/25	4,550	4,621
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/26	1,400	1,549
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/27	15,520	17,519
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/27	1,450	1,643
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	2/1/28	21,560	21,560
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	5/1/28	10,465	10,879
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/28	1,450	1,681
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/29	1,380	1,633
	Maryland Department of Transportation Lease Revenue	4.000%	12/1/30	3,445	3,657
	Maryland Department of Transportation Lease Revenue	4.000%	12/1/31	2,590	2,747
[4]	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (University MD College Park Projects)	4.000%	6/1/23	1,350	1,356
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/23	1,480	1,490
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/24	1,500	1,543
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/25	1,500	1,556
	Maryland Economic Development Corp. Tax Allocation Lease (Appropriation) Revenue (Port Convington Project)	3.250%	9/1/30	1,250	1,156
	Maryland GO	5.000%	3/15/24	18,320	18,861
	Maryland GO	5.000%	3/15/25	32,130	33,975
	Maryland GO	2.750%	8/1/25	590	591
	Maryland GO	4.000%	8/1/25	16,725	17,463
	Maryland GO	5.000%	8/1/25	5,120	5,471
	Maryland GO	5.000%	3/1/26	12,500	13,575
	Maryland GO	5.000%	6/1/26	1,150	1,194
	Maryland GO	4.000%	6/1/27	7,000	7,165
	Maryland GO	5.000%	8/1/27	7,745	8,712
	Maryland GO	4.000%	8/1/28	7,000	7,662
	Maryland GO	4.000%	3/1/29	2,000	2,205
	Maryland GO	5.000%	3/1/29	25,000	29,131
	Maryland GO	4.000%	8/1/29	1,100	1,216
	Maryland GO	5.000%	3/15/31	6,000	6,676

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/23	350	352
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,220	1,229
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	185	188
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	1/1/24	1,455	1,479
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/24	350	360
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	155	157
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	375	386
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	460	484
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	735	759
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	170	178
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/26	1,935	2,085
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	195	207
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/27	2,030	2,233
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	3,100	3,233
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	135	145
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	135	146
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	565	608
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,190	2,264
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/25	3,125	3,253
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/27	7,110	7,676
[3]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	1.940%	7/1/42	6,195	6,133

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,5]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.720%	2/2/23	1,640	1,640
[2,5]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.810%	2/2/23	8,260	8,260
[2,5]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.860%	2/2/23	12,570	12,570
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/25	12,700	13,524
[3,5]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.540%	2.200%	7/1/41	32,530	32,530
[2,5]	Maryland Stadium Authority Appropriations Revenue TOB VRDO	1.760%	2/7/23	13,965	13,965
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/23	1,430	1,442
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/23	250	252
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/24	410	423
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/25	3,385	3,581
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/25	285	301
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/26	2,180	2,365
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/26	435	472
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/27	2,000	2,219
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/27	600	666
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/28	850	964
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/29	2,000	2,308
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/29	660	762
[2,5]	Maryland Stadium Authority Intergovernmental Agreement Revenue TOB VRDO	1.830%	2/2/23	6,000	6,000
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/25	1,100	1,171
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/27	7,000	7,830
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/28	6,090	6,967
	Maryland Water Quality Financing Administration Revolving Loan Fund Water Revenue	5.000%	3/1/25	1,035	1,064
	Maryland Water Quality Financing Administration Revolving Loan Fund Water Revenue	3.000%	3/1/27	3,000	3,014
[9]	Montgomery County Housing Opportunities Commission Local or Guaranteed Housing Revenue	0.800%	7/1/25	1,250	1,183
	Montgomery County MD GO	5.000%	10/1/25	3,825	4,106
	Montgomery County MD GO	4.000%	12/1/25	190	193

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Montgomery County MD GO	4.000%	12/1/30	12,000	12,181
	Prince George's County MD GO	5.000%	9/15/27	4,200	4,738
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	1,000	1,000
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	1,150	1,147
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	750	746
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	650	651
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,145	1,148
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,875	1,878
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	600	598
	Westminster MD College & University Revenue	5.000%	11/1/23	2,060	2,090
					570,784
Massachusetts (1.6%)
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	4/1/23	245	246
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	10/1/23	200	203
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	4/1/27	440	488
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	10/1/27	455	510
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	4/1/28	800	907
	Brookline MA GO	4.000%	2/15/27	6,025	6,460
	Brookline MA GO	4.000%	2/15/28	5,670	6,179
	Collegiate Charter School of Lowell Charter School Aid Revenue	4.000%	6/15/24	220	219
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue	5.000%	6/15/24	1,325	1,338
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue GAN	5.000%	6/15/27	1,290	1,340
	Commonwealth of Massachusetts GO	5.000%	5/1/24	20,000	20,662
	Commonwealth of Massachusetts GO	3.000%	12/1/24	37,230	37,734
	Commonwealth of Massachusetts GO	5.000%	5/1/25	10,000	10,609
	Commonwealth of Massachusetts GO	5.000%	7/1/25	6,365	6,784
	Commonwealth of Massachusetts GO	5.000%	8/1/25	7,425	7,932
[11]	Commonwealth of Massachusetts GO	5.000%	11/1/25	6,990	7,520
	Commonwealth of Massachusetts GO	3.000%	12/1/25	8,150	8,287
	Commonwealth of Massachusetts GO	3.000%	12/1/26	25,945	26,466
	Commonwealth of Massachusetts GO	4.000%	2/1/29	7,500	7,633
	Commonwealth of Massachusetts GO	5.000%	10/1/29	26,180	30,855
	Commonwealth of Massachusetts GO	5.000%	5/1/33	660	664
[8]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/24	28,990	29,703
[8]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/25	335	353
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/26	5,225	5,712
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/27	4,420	4,950
	Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/28	14,355	12,110

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Massachusetts Clean Energy Cooperative Corp. Electric Power & Light Revenue, Prere.	5.000%	7/1/23	1,055	1,066
Massachusetts Clean Water Trust Miscellaneous Revenue	5.000%	8/1/25	4,835	5,168
Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/26	1,405	1,485
Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/23	185	186
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/23	215	215
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/23	1,500	1,512
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/23	850	857
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/23	100	101
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/23	1,035	1,047
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/24	3,655	3,710
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/24	1,625	1,649
Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/24	255	260
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/24	220	219
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/24	1,100	1,129
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/24	350	359
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/24	125	128
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/25	1,010	1,040
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/25	525	541
Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/25	265	275
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/25	235	233
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	525	549
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	1,500	1,569
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	65	67
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/25	1,145	1,192
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/26	550	576
Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/26	210	221
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/26	245	241
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/26	550	584
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/26	175	184
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/27	2,165	2,303

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/27	220	234
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/27	250	245
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/27	6,360	7,119
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/27	1,475	1,549
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/27	185	197
	Massachusetts Development Finance Agency College & University Revenue	3.250%	9/1/27	145	144
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/27	550	617
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/28	300	336
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/28	175	188
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/28	700	804
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	800	912
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	185	201
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/29	760	890
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/30	3,120	3,216
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/30	195	213
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/30	1,020	1,216
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/35	4,580	4,681
	Massachusetts Development Finance Agency College & University Revenue (Williams College Project) PUT	0.450%	7/1/25	1,750	1,629
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	4/1/24	8,600	8,740
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	4/1/24	1,000	1,016
[2,5]	Massachusetts Development Finance Agency College & University Revenue TOB VRDO	1.810%	2/2/23	10,000	10,000
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	800	799
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	2,800	2,828
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	6,000	6,050
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	2,605	2,627
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	500	504
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	765	771
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	7/1/23	2,895	2,901
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/23	250	252
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.500%	10/1/23	2,800	2,799

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	220	223
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	550	558
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	11/15/23	250	250
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,420	1,413
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	580	596
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,350	1,389
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	700	720
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,000	1,029
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,500	2,573
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	7/1/24	1,610	1,615
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/24	260	266
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/24	1,150	1,157
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	260	269
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	500	518
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,195	1,184
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	780	822
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,570	1,654
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,400	1,462
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,320	2,444
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	680	710
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	250	257
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/25	500	504
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	285	301
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	650	689
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,055	1,122
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,245	1,321
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	5,735	6,167
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,135	2,296
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	5,000	5,438
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	7/1/26	365	366

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/26	320	333
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	600	648
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	1,300	1,406
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	560	564
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,055	1,119
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,485	1,598
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	330	356
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	9,400	10,447
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/27	335	351
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	525	578
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	1,500	1,653
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,145	1,230
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	600	638
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,000	2,144
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	1,075	1,206
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	2,700	2,893
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,305	1,397
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	1/25/24	8,500	8,672
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	1/30/25	4,000	4,179
[2,5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue TOB VRDO	1.720%	2/2/23	1,325	1,325
[3,5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.600%	2.260%	7/1/49	6,575	6,486
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/24	500	509
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/24	555	562
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/25	1,295	1,320
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/26	1,865	1,912
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/26	600	623
[9]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	0.875%	12/1/23	1,175	1,159
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/24	270	279

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/24	270	282
Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/25	275	290
Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/25	280	299
Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/26	150	162
Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/26	150	163
Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/27	300	329
Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/27	300	333
Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/28	150	168
Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/28	155	175
Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	6/1/42	1,745	1,743
Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/44	885	889
Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	6/1/45	600	601
Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/50	1,110	1,095
Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/50	2,650	2,695
Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.850%	6/1/25	2,625	2,532
Massachusetts State College Building Authority College & University Revenue	5.000%	5/1/23	600	604
Massachusetts State College Building Authority College & University Revenue	5.000%	5/1/26	500	544
Massachusetts State College Building Authority College & University Revenue	5.000%	5/1/27	375	417
Massachusetts State College Building Authority College & University Revenue	5.000%	5/1/28	750	851
Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/29	1,875	1,943
Massachusetts State College Building Authority College & University Revenue	5.000%	5/1/29	750	868
Massachusetts State College Building Authority College & University Revenue	5.000%	5/1/30	750	884
Massachusetts State College Building Authority College & University Revenue, Prere.	4.000%	5/1/25	100	104
Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/25	7,060	7,421
University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/27	11,000	12,410
University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/28	7,000	8,066
Worcester MA GO	5.000%	2/1/25	4,900	5,158
Worcester MA GO	5.000%	2/1/26	9,465	10,240
Worcester MA GO	5.000%	2/1/27	6,035	6,680
Worcester MA GO	5.000%	2/1/28	6,155	6,972
Worcester MA GO	5.000%	2/1/29	6,280	7,267
				505,293

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Michigan (2.2%)
[14]	Allen Park Public School District GO	5.000%	11/1/26	335	359
[10]	Bloomfield Hills School District GO	5.000%	5/1/25	770	813
[10]	Bloomfield Hills School District GO	5.000%	5/1/27	640	709
[10]	Bloomfield Hills School District GO	5.000%	5/1/28	720	816
[10]	Bloomfield Hills School District GO	5.000%	5/1/29	775	896
[14]	Brighton MI Area School District GO	5.000%	5/1/24	160	165
[14]	Brighton MI Area School District GO	5.000%	5/1/26	4,335	4,699
[14]	Byron Center Public Schools GO	5.000%	5/1/25	100	106
[14]	Byron Center Public Schools GO	5.000%	5/1/26	110	119
[14]	Byron Center Public Schools GO	5.000%	5/1/27	200	222
[14]	Chippewa Valley Schools GO	5.000%	5/1/23	3,095	3,113
[14]	Chippewa Valley Schools GO	5.000%	5/1/23	575	578
[4,14]	Detroit City School District GO	5.250%	5/1/27	8,025	8,960
[2,4,5,14]	Detroit City School District GO TOB VRDO	1.820%	2/2/23	2,000	2,000
[4]	Detroit Downtown Development Authority Tax Allocation Revenue	5.000%	7/1/24	2,000	2,065
[4]	Detroit Downtown Development Authority Tax Allocation Revenue	5.000%	7/1/25	525	543
[4]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/23	450	454
[4]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/25	1,200	1,240
[4]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/26	1,000	1,032
[2,4,5]	Detroit Downtown Development Authority Tax Allocation Revenue TOB VRDO	1.860%	2/2/23	4,705	4,705
[2,4,5,14]	Detroit MI City School District GO TOB VRDO	1.790%	2/2/23	3,480	3,480
	Detroit MI GO	5.000%	4/1/23	315	316
	Detroit MI GO	5.000%	4/1/24	300	304
[4]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/24	675	693
[4]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/25	700	734
[14]	East Lansing School District GO	4.000%	5/1/26	530	557
[1]	Eastern Michigan University College & University Revenue	5.000%	3/1/24	1,835	1,882
[1]	Eastern Michigan University College & University Revenue	5.000%	3/1/25	1,610	1,687
	Forest Hills MI Public Schools GO	4.000%	5/1/23	850	853
	Forest Hills MI Public Schools GO	4.000%	5/1/25	575	596
	Forest Hills MI Public Schools GO	4.000%	5/1/27	625	665
	Forest Hills MI Public Schools GO	4.000%	5/1/28	500	538
[14]	Fremont Public Schools GO	5.000%	5/1/24	470	485
[14]	Fremont Public Schools GO	5.000%	5/1/25	730	772
[14]	Grand Blanc Community Schools GO	5.000%	11/1/25	780	832
[14]	Grand Blanc Community Schools GO	5.000%	11/1/26	1,635	1,786
[4]	Grand Rapids Public Schools GO	5.000%	5/1/24	1,700	1,752
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	425	429
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	700	723
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	625	661

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	550	593
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	900	991
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	725	814
[1,10]	Grandville Public Schools GO	5.000%	5/1/24	475	490
[1,10]	Grandville Public Schools GO	5.000%	5/1/25	595	618
[1,10]	Grandville Public Schools GO	5.000%	5/1/26	620	655
[1,10]	Grandville Public Schools GO	5.000%	5/1/27	655	702
[1,10]	Grandville Public Schools GO	5.000%	5/1/28	740	804
[1,10]	Grandville Public Schools GO	5.000%	5/1/29	790	868
[1,10]	Grandville Public Schools GO	5.000%	5/1/30	825	915
[1,10]	Grandville Public Schools GO	5.000%	5/1/31	860	965
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/24	1,000	1,036
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/25	1,665	1,766
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/25	2,520	2,672
[2,5]	Great Lakes Water Authority Sewage Disposal System Sewer Revenue TOB VRDO	1.760%	2/2/23	2,120	2,120
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/23	4,365	4,411
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/24	3,035	3,145
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/25	3,500	3,708
[14]	Holt Public Schools GO	5.000%	5/1/24	500	515
[14]	Holt Public Schools GO	5.000%	5/1/25	710	750
[14]	Holt Public Schools GO	5.000%	5/1/26	900	974
[14]	Hudsonville Public Schools GO	5.000%	5/1/25	340	360
	Ingham County Building Authority Lease Revenue	2.000%	5/1/23	770	768
	Ingham County Building Authority Lease Revenue	2.000%	5/1/25	3,225	3,142
	Ingham County Building Authority Lease Revenue	2.000%	5/1/26	3,275	3,170
	Ingham County Building Authority Lease Revenue	2.000%	5/1/27	3,350	3,197
	Kalamazoo County MI GO	3.000%	5/1/25	875	885
	Kalamazoo County MI GO	3.000%	5/1/26	900	918
	Kalamazoo County MI GO	3.000%	5/1/27	1,855	1,904
	Kalamazoo County MI GO	3.000%	5/1/28	1,910	1,972
	Kalamazoo Economic Development Corp. Health, Hospital, Nursing Home Revenue	2.625%	5/15/25	40	38
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/23	630	634
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	545	560
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/30	2,045	2,165
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/31	1,490	1,517
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/32	3,330	3,381
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/33	2,345	2,374

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	5/15/23	5	5
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	5/15/24	5	5
	Kalamazoo Public Schools GO	4.000%	5/1/26	685	717
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/23	250	255
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/24	500	519
	Kentwood Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/24	1,620	1,614
[14]	Lake Orion Community School District GO	5.000%	5/1/24	525	541
[14]	Lake Orion Community School District GO	4.000%	5/1/25	350	362
[14]	Lake Orion Community School District GO	5.000%	5/1/25	1,405	1,486
[14]	Lake Orion Community School District GO	4.000%	5/1/27	500	533
[14]	Lake Orion Community School District GO	4.000%	5/1/28	500	539
[14]	Lake Orion Community School District GO	4.000%	5/1/29	675	736
	Lansing Board of Water & Light Electric Power & Light Revenue	5.000%	7/1/25	375	397
[14]	Lansing School District GO	5.000%	5/1/23	435	438
[14]	Lansing School District GO	5.000%	5/1/24	350	361
[14]	Lansing School District GO	5.000%	5/1/25	435	460
[14]	Lansing School District GO	5.000%	5/1/26	425	460
[4,14]	Lincoln Consolidated School District GO	5.000%	5/1/23	1,705	1,716
	Macomb Interceptor Drain Drainage District	5.000%	5/1/25	1,065	1,128
	Macomb Interceptor Drain Drainage District	5.000%	5/1/26	1,365	1,485
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/24	1,510	1,558
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/23	1,300	1,312
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/24	540	557
	Michigan Appropriations Revenue GAN	5.000%	3/15/23	2,190	2,197
	Michigan Appropriations Revenue GAN	5.000%	3/15/25	22,320	23,549
	Michigan Appropriations Revenue GAN	5.000%	3/15/26	5,970	6,471
	Michigan Finance Authority College & University Revenue	4.000%	2/1/27	190	187
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/24	105	108
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/25	225	236
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/26	480	512
[5]	Michigan Finance Authority College & University Revenue, Prere.	6.750%	7/1/24	1,250	1,314
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	0.000%		1,790	1,977
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	3,205	3,258
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	6,120	6,246
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	2,115	2,159
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/24	1,260	1,279
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	500	519
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,165	1,209

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	2,810	2,937
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	510	534
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	3,375	3,555
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/25	1,365	1,401
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,250	1,297
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	500	531
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,220	1,277
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	4,250	4,554
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	600	641
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/26	4,275	4,617
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/26	1,870	1,945
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	4,670	4,850
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/27	3,915	4,324
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	7,015	7,287
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/28	4,085	4,609
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	3,875	4,025
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/28	1,450	1,552
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/29	4,605	5,293
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	2,965	3,279
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,000	1,103
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	3,115	3,487
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	8/15/24	17,350	17,794
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/25	18,000	18,844
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	3.750%	5/15/26	25,115	25,666
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/16/26	4,365	4,705
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	1.200%	4/13/28	7,500	6,749
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	1.200%	4/13/28	6,620	6,031
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/28	12,930	14,448
[2,5]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.270%	2/1/23	1,045	1,045
[2,5]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.720%	2/2/23	1,215	1,215

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,5]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.760%	2/7/23	2,495	2,495
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	4,265	4,426
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	3,000	3,113
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	4,610	4,784
[3]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.850%	2.510%	12/1/39	24,000	24,038
[3]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.900%	2.560%	12/1/39	5,500	5,477
	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	11/1/29	1,650	1,909
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/23	545	546
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/25	2,070	2,148
	Michigan Finance Authority Lease Revenue	5.000%	4/1/23	10,350	10,390
	Michigan Finance Authority Lease Revenue	5.000%	11/1/23	695	708
	Michigan Finance Authority Lease Revenue	5.000%	11/1/23	200	204
	Michigan Finance Authority Lease Revenue	5.000%	11/1/24	820	857
	Michigan Finance Authority Lease Revenue	5.000%	11/1/24	440	460
[14]	Michigan Finance Authority Lease Revenue	5.000%	5/1/25	1,315	1,388
	Michigan Finance Authority Lease Revenue	5.000%	11/1/25	1,030	1,105
	Michigan Finance Authority Lease Revenue	5.000%	11/1/25	305	327
	Michigan Finance Authority Lease Revenue	5.000%	11/1/26	500	550
	Michigan Finance Authority Lease Revenue	5.000%	11/1/27	500	558
[4]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/28	2,200	2,274
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/34	2,000	2,086
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/35	4,300	4,479
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/24	2,255	2,302
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/26	3,160	3,323
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/28	1,000	1,077
[4]	Michigan Finance Authority Water Revenue	5.000%	7/1/24	2,000	2,067
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/34	1,800	1,877
	Michigan State Building Authority Appropriations Revenue (Facilities Program)	5.000%	10/15/23	685	697
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/33	3,750	3,957
[2,5]	Michigan State Building Authority Lease (Non-Terminable) Revenue TOB VRDO	1.720%	2/2/23	1,130	1,130
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	2,270	2,317
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,775	1,855
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	4,315	4,609
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,540	1,650
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	4,000	4,366

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	3,375	3,764
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.400%	3/15/23	16,610	16,612
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	6/1/23	11,755	11,821
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	7/1/24	7,500	7,677
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	2.100%	12/1/23	1,290	1,284
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	0.650%	10/1/24	370	356
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	6/1/46	2,755	2,770
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	6/1/48	5,070	5,063
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	12/1/48	1,515	1,529
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.250%	6/1/49	20,175	20,504
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.250%	12/1/49	12,535	12,770
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	12/1/50	10,980	10,993
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	6/1/51	20,140	19,856
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.000%	6/1/53	15,420	16,392
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	6/1/53	18,675	20,364
	Michigan State University College & University Revenue	5.000%	2/15/28	145	164
	Michigan State University College & University Revenue	3.500%	8/15/30	3,000	3,027
	Michigan State University College & University Revenue	4.000%	8/15/32	1,860	1,874
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/23	750	765
[14]	Milan Area Schools GO	5.000%	5/1/23	585	589
[14]	Milan Area Schools GO	5.000%	5/1/26	2,010	2,176
[14]	Muskegon Public Schools MI GO	5.000%	5/1/24	215	222
[14]	Muskegon Public Schools MI GO	5.000%	5/1/25	470	497
[14]	Muskegon Public Schools MI GO	5.000%	5/1/26	535	579
[14]	Muskegon Public Schools MI GO	5.000%	5/1/27	235	260
[14]	Muskegon Public Schools MI GO	5.000%	5/1/28	245	277
	Northern Michigan University College & University Revenue	5.000%	12/1/23	645	659
	Northern Michigan University College & University Revenue	5.000%	6/1/24	630	651

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Northern Michigan University College & University Revenue	5.000%	12/1/24	1,025	1,071
	Northern Michigan University College & University Revenue	5.000%	6/1/25	700	740
	Northern Michigan University College & University Revenue	5.000%	12/1/25	1,415	1,516
	Northern Michigan University College & University Revenue	5.000%	6/1/26	500	541
	Northern Michigan University College & University Revenue	5.000%	6/1/27	300	332
	Northern Michigan University College & University Revenue	5.000%	6/1/28	250	282
	Northern Michigan University College & University Revenue	5.000%	6/1/29	435	500
[14]	Northview Public Schools GO	5.000%	11/1/27	1,035	1,156
	Northville Public Schools GO	5.000%	5/1/24	300	309
	Northville Public Schools GO	5.000%	5/1/25	350	370
	Northville Public Schools GO	5.000%	5/1/26	410	444
	Novi Community School District GO	4.000%	5/1/23	310	311
	Novi Community School District GO	4.000%	5/1/24	250	255
	Novi Community School District GO	4.000%	5/1/25	760	784
	Oakland University College & University Revenue	5.000%	3/1/23	495	496
	Oakland University College & University Revenue	5.000%	3/1/26	1,255	1,351
	Oakland University College & University Revenue	5.000%	3/1/27	905	994
	Oakland University College & University Revenue	5.000%	3/1/28	800	894
	Oakland University College & University Revenue	5.000%	3/1/29	1,000	1,135
	Oakland University College & University Revenue	5.000%	3/1/30	1,000	1,154
	Plymouth-Canton Community School District GO	3.000%	5/1/23	2,430	2,434
	Plymouth-Canton Community School District GO	3.000%	5/1/25	2,725	2,756
	Plymouth-Canton Community School District GO	3.000%	5/1/26	6,340	6,458
	Plymouth-Canton Community School District GO	3.000%	5/1/27	3,275	3,367
	Rochester Community School District GO	5.000%	5/1/23	1,225	1,232
[14]	Romeo Community School District GO	5.000%	5/1/23	1,000	1,006
[14]	Romulus Community Schools GO	4.000%	5/1/25	740	764
	Royal Oak Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	3/1/24	1,390	1,428
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	200	202
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	425	438
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	725	762
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,000	1,071
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,000	1,090
[14]	Saline Area Schools Historic Preservation Foundation GO	5.000%	5/1/23	725	729
[14]	Saline Area Schools Historic Preservation Foundation GO	5.000%	5/1/25	875	925

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Michigan College & University Revenue PUT	4.000%	4/1/24	13,100	13,232
[14]	Walled Lake Consolidated School District GO	4.000%	5/1/26	300	315
[14]	Walled Lake Consolidated School District GO	4.000%	5/1/27	415	443
[1]	Warren Consolidated Schools GO	5.000%	5/1/23	2,935	2,951
	Washtenaw County Intermediate School District GO	5.000%	5/1/26	3,360	3,637
	Washtenaw County Intermediate School District GO	5.000%	5/1/27	4,360	4,818
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/23	2,345	2,350
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/23	855	871
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/23	2,665	2,719
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/24	500	520
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/25	3,000	3,007
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/25	750	806
[14]	Wayne-Westland Community Schools GO	4.000%	11/1/24	500	513
[14]	Wayne-Westland Community Schools GO	4.000%	5/1/25	500	517
[4]	Western Michigan University College & University Revenue	5.000%	11/15/23	135	138
[4]	Western Michigan University College & University Revenue	5.000%	11/15/24	200	209
[4]	Western Michigan University College & University Revenue	5.000%	11/15/25	185	197
[4]	Western Michigan University College & University Revenue	5.000%	11/15/25	200	213
[4]	Western Michigan University College & University Revenue	5.000%	11/15/26	235	256
[4]	Western Michigan University College & University Revenue	5.000%	11/15/26	525	573
[4]	Western Michigan University College & University Revenue	5.000%	11/15/27	150	167
[4]	Western Michigan University College & University Revenue	5.000%	11/15/27	475	528
[4]	Western Michigan University College & University Revenue	5.000%	11/15/28	150	170
[4]	Western Michigan University College & University Revenue	5.000%	11/15/28	400	453
[14]	Woodhaven-Brownstown School District GO	5.000%	5/1/23	1,615	1,624
					687,404
Minnesota (0.9%)
	Deephaven MN Charter School Aid Revenue (Eagle Ridge Academy Project), Prere.	5.125%	7/1/23	500	505
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/23	350	353
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/24	300	307
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/24	370	363
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/25	325	334
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/26	400	417
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/26	360	344

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/27	375	395
Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/28	500	533
Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/29	250	268
Duluth Independent School District No. 709 COP	5.000%	2/1/24	400	410
Duluth Independent School District No. 709 COP	5.000%	2/1/25	375	392
Duluth Independent School District No. 709 COP	5.000%	2/1/25	2,000	2,091
Duluth Independent School District No. 709 COP	5.000%	2/1/26	400	428
Duluth Independent School District No. 709 COP	4.000%	2/1/27	600	620
Housing & Redevelopment Authority of The City of St. Paul Minnesota Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,775	1,924
Lake Elmo MN GO	3.000%	2/1/24	1,140	1,147
Lake Elmo MN GO	3.000%	2/1/25	1,170	1,185
Lake Elmo MN GO	3.000%	2/1/26	1,195	1,220
Lake Elmo MN GO	3.000%	2/1/27	1,230	1,264
Lake Elmo MN GO	3.000%	2/1/28	1,270	1,310
Lake Elmo MN GO	3.000%	2/1/29	1,295	1,343
Litchfield Independent School District No. 465 GO	4.000%	2/1/26	1,455	1,527
Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/23	1,110	1,116
Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/24	1,245	1,278
Metropolitan Council GAN GO	5.000%	12/1/27	16,445	18,637
Metropolitan Council GO	5.000%	3/1/25	6,200	6,548
Metropolitan Council GO	5.000%	3/1/25	2,250	2,376
Minneapolis MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	1,725	1,805
Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	1,530	1,559
Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	850	866
Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,050	1,095
Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	3,320	3,545
Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,900	2,072
Minneapolis MN/St Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	565	616
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/25	1,045	1,096
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/26	1,295	1,394
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/27	1,245	1,369

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/27	975	1,072
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/29	1,285	1,474
	Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/25	1,370	1,415
	Minnesota GO	5.000%	8/1/23	1,025	1,038
	Minnesota GO	5.000%	8/1/24	19,660	20,443
	Minnesota GO	5.000%	8/1/24	10,300	10,710
	Minnesota GO	5.000%	8/1/26	4,345	4,525
	Minnesota GO	4.000%	8/1/27	5,950	6,006
	Minnesota GO	5.000%	8/1/34	13,000	13,781
	Minnesota Higher Education Facilities Authority College & University Revenue	4.000%	10/1/24	250	255
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/25	250	265
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/26	300	325
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/26	1,485	1,567
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/27	1,090	1,167
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/27	500	536
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/28	1,125	1,222
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/47	1,960	1,976
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/48	3,450	3,483
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	7/1/49	6,350	6,485
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/50	3,860	3,865
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/50	1,995	1,997
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	1/1/51	6,610	6,518
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	1/1/51	5,345	5,269
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	1/1/52	9,745	9,592
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	1/1/53	2,350	2,617
[3]	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue PUT, SIFMA Municipal Swap Index Yield + 0.550%	2.210%	7/1/41	2,000	1,999
[2]	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	6/1/23	1,210	1,213
[2]	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	12/1/23	1,000	1,005
[2]	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	6/1/24	1,965	1,981
[2]	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	12/1/24	1,500	1,517
[2]	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	12/1/25	1,485	1,514
[2]	Minnesota Municipal Gas Agency Natural Gas Revenue PUT	4.000%	12/1/27	46,330	47,223
[2,3]	Minnesota Municipal Gas Agency Natural Gas Revenue, SOFR + 1.000%	3.881%	12/1/52	18,000	17,614

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Minnesota Municipal Power Agency Electric Power & Light Revenue	4.000%	10/1/33	1,155	1,180
	North St Paul-Maplewood-Oakdale Independent School District No. 622 GO	4.000%	2/1/24	2,220	2,255
	Northern Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/24	1,590	1,625
	Northern Municipal Power Agency Electric Power & Light Revenue	4.125%	1/1/29	100	100
	Red Rock Central Independent School District No. 2884 GO	4.000%	2/1/27	1,250	1,329
	Red Rock Central Independent School District No. 2884 GO	4.000%	2/1/28	1,300	1,401
	Red Rock Central Independent School District No. 2884 GO	4.000%	2/1/29	1,350	1,475
	Sartell MN GO	5.000%	2/1/23	135	135
	Shakopee Independent School District No. 720 GO	5.000%	2/1/25	2,745	2,884
	South Washington County Independent School District No. 833 GO	4.000%	2/1/31	2,750	2,854
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/29	1,000	1,063
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	785	798
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	800	829
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	675	715
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,785	1,922
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	4,420	4,644
	Watertown-Mayer Independent School District No. 111 GO	0.000%	2/1/28	2,020	1,743
	Western Minnesota Municipal Power Agency Electric Power & Light Revenue, Prere.	5.000%	1/1/24	2,835	2,901
					275,574
Mississippi (0.4%)
	DeSoto County MS GO	5.000%	11/1/23	645	656
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,560	1,571
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	3,195	3,367
	Harrison County School District GO	4.000%	6/1/24	1,250	1,275
	Harrison County School District GO	4.000%	6/1/25	2,175	2,252
	Lowndes County MS Industrial Revenue PUT	2.650%	4/1/27	12,430	11,732
	Mississippi Business Finance Corp. Industrial Revenue (Chevron USA Inc. Project) VRDO	1.100%	2/1/23	1,600	1,600
	Mississippi Business Finance Corp. Industrial Revenue (Chevron USA Inc. Project) VRDO	1.100%	2/1/23	1,130	1,130
	Mississippi Business Finance Corp. Industrial Revenue VRDO	1.100%	2/1/23	1,600	1,600
	Mississippi Business Finance Corp. Resource Recovery Revenue (Waste Management Inc. Project) PUT	0.700%	9/1/26	1,625	1,440
[5]	Mississippi Development Bank Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	215	217

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Mississippi Development Bank Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	390	399
[5]	Mississippi Development Bank Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	330	340
[5]	Mississippi Development Bank Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	425	443
[5]	Mississippi Development Bank Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	900	947
[5]	Mississippi Development Bank Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	950	1,009
[5]	Mississippi Development Bank Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	1,000	1,069
	Mississippi Development Bank Intergovernmental Agreement Revenue	5.000%	9/1/23	285	289
	Mississippi Development Bank Intergovernmental Agreement Revenue	2.000%	9/1/24	2,500	2,480
	Mississippi Development Bank Intergovernmental Agreement Revenue	5.000%	9/1/24	355	368
	Mississippi Development Bank Intergovernmental Agreement Revenue	5.000%	9/1/25	255	270
	Mississippi Development Bank Intergovernmental Agreement Revenue	5.000%	9/1/26	225	243
	Mississippi Development Bank Intergovernmental Agreement Revenue	5.000%	9/1/27	400	441
	Mississippi Development Bank Intergovernmental Agreement Revenue	5.000%	9/1/28	315	353
	Mississippi Development Bank Lease Revenue (Jackson Public School District Project)	5.000%	4/1/26	1,075	1,153
	Mississippi Development Bank Miscellaneous Tax Revenue	5.000%	10/15/26	200	217
	Mississippi Development Bank Special Obligation Miscellaneous Revenue	5.000%	1/1/24	4,200	4,291
	Mississippi Development Bank Special Obligation Miscellaneous Revenue	5.000%	1/1/25	5,870	6,143
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/27	1,345	1,424
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/28	1,255	1,327
	Mississippi GO, Prere.	5.000%	11/1/25	2,500	2,687
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/24	655	676
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/25	675	721
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/26	710	775
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/27	730	811
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/28	755	853
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	3.000%	12/1/50	1,425	1,406
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/52	5,000	5,330
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	4,685	4,735
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	2,480	2,551

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	700	724
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	600	634
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	700	753
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest Co. General Hospital Project)	5.000%	1/1/24	430	438
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest Co. General Hospital Project)	5.000%	1/1/26	1,515	1,604
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue PUT	3.150%	8/30/23	7,880	7,879
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/25	6,610	6,901
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/27	6,860	7,287
	Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/23	1,050	1,066
	Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/24	1,255	1,303
	Mississippi State University Educational Building Corp. College & University Revenue	5.000%	8/1/23	600	607
	Mississippi State University Educational Building Corp. College & University Revenue	5.000%	8/1/23	750	760
	Warren County MS Industrial Revenue PUT	2.900%	9/1/23	7,385	7,373
[4]	West Rankin Utility Authority Sewer Revenue, ETM	5.000%	1/1/24	400	409
[4]	West Rankin Utility Authority Sewer Revenue, ETM	5.000%	1/1/25	525	550
					108,879
Missouri (1.3%)
	Boone County MO Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	2,465	2,474
	Boone County MO Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	510	508
	Branson IDA Lease Tax Allocation Revenue	4.000%	11/1/23	750	746
	Branson IDA Lease Tax Allocation Revenue	4.000%	11/1/24	2,345	2,313
	Brentwood MO COP	4.000%	10/1/24	225	230
	Brentwood MO COP	4.000%	10/1/25	210	218
	Brentwood MO COP	4.000%	10/1/26	215	226
	Brentwood MO COP	4.000%	10/1/27	270	283
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/23	1,675	1,677
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	435	438
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/24	1,740	1,768
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	600	618
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	1,450	1,494
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	430	452

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	1,150	1,231
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	3,620	3,942
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	3,625	4,009
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	3,840	4,302
	Fort Osage School District No. R-1 Lease Appropriation COP	2.750%	4/1/27	19,255	19,073
	Franklin County MO COP	3.000%	4/1/23	925	926
	Franklin County MO COP	3.000%	11/1/23	430	431
	Franklin County MO COP	3.000%	4/1/24	475	477
	Franklin County MO COP	3.000%	11/1/24	440	442
	Franklin County MO COP	4.000%	4/1/25	990	1,020
	Franklin County MO COP	4.000%	11/1/25	455	474
	Franklin County MO COP	4.000%	4/1/26	1,035	1,082
	Franklin County MO COP	4.000%	11/1/26	475	501
	Hazelwood School District GO	4.000%	3/1/23	1,325	1,327
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	150	162
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	250	266
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	515	556
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	650	708
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	500	562
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	3,750	3,917
	Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/24	1,205	1,254
	Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/25	2,475	2,576
	Jackson County Reorganized School District No. 7 GO	4.000%	3/1/23	1,750	1,752
	Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/23	1,420	1,421
[1]	Joplin Schools GO	5.000%	3/1/28	4,855	5,462
	Kansas City MO Appropriations Revenue	5.000%	9/1/25	500	533
	Kansas City MO Appropriations Revenue	5.000%	9/1/26	650	711
	Kansas City MO Appropriations Revenue	5.000%	9/1/27	1,780	1,990
	Kansas City MO Appropriations Revenue	5.000%	9/1/29	2,235	2,590
[2,5]	Kansas City MO Appropriations Revenue TOB VRDO	1.700%	2/2/23	3,300	3,300
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/24	1,000	1,029
	Kansas MO Appropriations Revenue (Kansas City Project)	5.000%	4/1/23	400	402
	Kansas MO Appropriations Revenue (Kansas City Project)	5.000%	4/1/25	415	438
	Ladue School District GO	3.000%	3/1/28	4,000	4,080
	Ladue School District GO	3.000%	3/1/29	2,950	3,002
	Lindbergh School District GO	0.000%	3/1/28	2,000	1,734

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/25	1,680	1,781
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/26	3,460	3,769
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/27	3,555	3,968
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/30	300	356
[2,5]	Missouri Development Finance Board Intergovernmental Agreement Revenue TOB VRDO	1.810%	2/2/23	4,315	4,315
	Missouri Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/25	1,225	1,296
[2,5]	Missouri Health & Educational Facilities Authority Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	1.810%	2/2/23	19,955	19,955
[2,5]	Missouri Health & Educational Facilities Authority Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	1.810%	2/2/23	9,370	9,370
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	1,200	1,200
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	500	509
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	750	755
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/24	210	208
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,075	1,116
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,075	1,114
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	500	521
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	1,500	1,564
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	395	401
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	500	533
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	1,285	1,278
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	570	582
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	750	817
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	555	599

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	1,445	1,543
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	1,300	1,427
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	600	614
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	150	166
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	2,740	2,940
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	3,775	4,224
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	2,400	2,686
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/28	1,225	1,330
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	1,000	1,025
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	510	575
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	2,875	3,271
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Service Projects)	5.000%	2/1/24	785	790
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Service Projects)	5.000%	2/1/25	500	506
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/23	18,150	18,173
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	5/1/26	43,500	45,180
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/28	68,399	76,172
[2,5]	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.810%	2/2/23	5,800	5,800
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	1,000	1,031
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue	3.500%	11/1/50	2,000	2,002
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue	3.250%	5/1/51	3,360	3,338
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue	5.000%	5/1/53	4,210	4,491
[10]	Missouri Housing Development Commission Local or Guaranteed Housing Revenue	5.750%	5/1/53	3,400	3,751

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/24	1,060	1,082
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Iatan 2 Project)	5.000%	1/1/26	1,025	1,046
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	1/1/25	360	376
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	6/1/26	3,865	4,072
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	1/1/28	1,590	1,761
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	6/1/28	1,355	1,424
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/29	3,435	3,606
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/31	1,890	1,980
	Orchard Farm MO R-V School District COP, ETM	4.000%	4/1/27	175	187
	Orchard Farm MO R-V School District COP, ETM	4.000%	4/1/28	200	217
	Pattonville R-3 School District GO	4.000%	3/1/30	1,195	1,250
[1]	Southeast Missouri State University College & University Revenue	3.000%	4/1/25	1,025	1,030
[1]	Southeast Missouri State University College & University Revenue	3.000%	4/1/26	1,055	1,061
	Southeast Missouri State University Local or Guaranteed Housing Revenue	5.000%	4/1/28	750	835
	Southeast Missouri State University Local or Guaranteed Housing Revenue	5.000%	4/1/29	2,470	2,793
	Springfield MO Public Utility Multiple Utility Revenue	3.600%	8/1/29	7,000	7,100
	St. Charles County Francis Howell R-III School District GO	4.000%	3/1/29	1,500	1,530
	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	680	691
	St. Louis County School District C-2 Parkway GO	5.000%	3/1/23	100	100
	St. Louis County School District No. R-7 Kirkwood GO	4.000%	2/15/28	4,695	5,058
[9]	St. Louis Missouri City IDA Local or Guaranteed Housing Revenue PUT	5.000%	2/1/25	7,570	7,814
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/25	1,440	1,527
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/26	1,500	1,628
[5,11]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/23	1,335	1,316
[5,11]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/25	1,335	1,234
[5,11]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/26	1,335	1,196
[5,11]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/27	1,335	1,157
[5,11]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/28	1,515	1,269

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,11]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/29	1,515	1,225
[5,11]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/30	1,515	1,182
[5,11]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/24	1,335	1,274
[5,11]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/23	1,155	1,138
[5,11]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/24	1,155	1,102
[5,11]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/25	1,155	1,067
[5,11]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/26	1,155	1,035
[5,11]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/27	1,155	1,001
[5,11]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/28	1,310	1,097
[5,11]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/29	1,310	1,059
[5,11]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/30	1,310	1,022
	University of Missouri College & University Revenue	5.000%	11/1/26	5,020	5,250
					399,961
Montana (0.1%)
	Forsyth MT Industrial Revenue	2.000%	8/1/23	25,330	25,220
	Gallatin County High School District No. 7 Bozeman GO	5.000%	12/1/23	515	526
	Gallatin County High School District No. 7 Bozeman GO	5.000%	12/1/24	680	711
	Gallatin County High School District No. 7 Bozeman GO	5.000%	6/1/25	565	598
	Gallatin County High School District No. 7 Bozeman GO	5.000%	12/1/25	935	1,003
	Lewis & Clark County MT School District No. 1 GO	5.000%	7/1/23	560	566
	Lewis & Clark County MT School District No. 1 GO	5.000%	7/1/24	770	797
	Lewis & Clark County MT School District No. 1 GO	5.000%	7/1/25	375	397
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/23	2,075	2,076
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	500	506
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	2,145	2,188
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	420	435
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	380	399
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	710	771

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	515	571
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	620	712
[2,5]	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.720%	2/2/23	535	535
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue, ETM	3.000%	6/1/23	350	351
	Montana State Board of Regents College & University Revenue	5.000%	11/15/27	180	203
	Montana State Board of Regents College & University Revenue	5.000%	11/15/28	200	229
					38,794
Multiple States (2.2%)
[3,5,15]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 0.210%	1.870%	12/15/28	5,600	5,600
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	2.110%	2/1/23	55,060	55,060
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	2.110%	2/1/23	114,000	114,000
[2,5]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	1.710%	2/2/23	58,700	58,700
[2,5]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	1.710%	2/2/23	34,700	34,700
[2,5]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	1.720%	2/2/23	11,100	11,100
[2,5]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	1.720%	2/2/23	13,500	13,500
	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	2.110%	2/1/23	110,740	110,740
[2,5]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	1.710%	2/2/23	103,400	103,400
[2,5]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	1.710%	2/2/23	100,400	100,400
[2,5]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	1.720%	2/2/23	35,500	35,500
[2,5]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	1.810%	2/2/23	35,500	35,500
					678,200
Nebraska (0.8%)
[2]	Central Plains Energy Project Natural Gas Revenue	4.000%	8/1/24	1,000	1,011
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/25	6,350	6,587
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/26	195	205
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/28	50	54
	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	1/1/24	3,480	3,518
[2]	Central Plains Energy Project Natural Gas Revenue PUT	2.500%	8/1/25	1,650	1,605
[2]	Central Plains Energy Project Natural Gas Revenue PUT	4.000%	8/1/25	125,455	127,053
	Central Plains Energy Project Natural Gas Revenue PUT	5.000%	10/1/29	29,950	31,646
	District Energy Corp. Electric Power & Light Revenue	5.000%	7/1/23	1,025	1,036

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	100	104
Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	800	866
Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/25	1,100	1,162
Fremont NE Combined Utility System Multiple Utility Revenue	4.000%	7/15/28	2,345	2,530
Gretna Public Schools GO	5.000%	12/15/27	3,495	3,748
Municipal Energy Agency of Nebraska Electric Power & Light Revenue	5.000%	4/1/26	1,250	1,349
Municipal Energy Agency of Nebraska Electric Power & Light Revenue	5.000%	4/1/27	1,000	1,102
Municipal Energy Agency of Nebraska Electric Power & Light Revenue	5.000%	4/1/28	1,000	1,125
Municipal Energy Agency of Nebraska Electric Power & Light Revenue	5.000%	4/1/29	1,450	1,662
Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	5.000%	9/1/26	1,190	1,285
Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	5.000%	3/1/27	1,815	1,976
Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	5.000%	9/1/27	1,695	1,859
Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	5.000%	9/1/28	605	674
Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	1.950%	3/1/29	1,710	1,580
Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	4.000%	9/1/44	645	647
Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.000%	9/1/45	6,895	6,793
Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.500%	9/1/45	1,935	1,933
Nebraska Municipal Energy Agency Electric Power & Light Revenue	5.000%	4/1/23	1,030	1,034
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/24	1,750	1,789
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/25	350	366
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/25	650	681
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/25	600	628
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/27	3,490	3,652
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/27	800	879
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/27	350	384
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/27	380	417
Nebraska Public Power District Electric Power & Light Revenue PUT	0.600%	7/1/23	2,000	1,981
Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/24	5,505	5,623
Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/25	1,500	1,563
Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/28	7,200	7,491
Sarpy County NE GO	4.000%	6/1/27	2,250	2,365

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sarpy County NE GO	2.000%	6/1/28	2,295	2,216
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	1,700	1,700
					235,879
Nevada (0.5%)
	Carson City NV Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	750	773
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/23	4,750	4,799
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/24	3,500	3,624
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	5,540	5,894
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/26	9,875	10,778
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/30	250	259
	Clark County NV Electric Power & Light Revenue PUT	1.650%	3/31/23	2,500	2,494
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/23	2,500	2,526
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/25	925	984
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/26	20,665	22,554
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/27	1,000	1,118
[4]	Clark County School District GO	5.000%	6/15/23	3,735	3,769
[4]	Clark County School District GO	5.000%	6/15/23	3,695	3,729
	Clark County School District GO	5.000%	6/15/23	5,820	5,873
	Clark County School District GO	5.000%	6/15/23	1,760	1,764
[4]	Clark County School District GO	4.000%	6/15/24	3,625	3,665
	Clark County School District GO	5.000%	6/15/24	3,505	3,625
[4]	Clark County School District GO	5.000%	6/15/24	7,840	8,103
[4]	Clark County School District GO	3.000%	6/15/25	415	421
	Clark County School District GO	5.000%	6/15/25	410	435
	Clark County School District GO	5.000%	6/15/26	6,930	7,445
[4]	Clark County School District GO	5.000%	6/15/26	1,260	1,372
	Clark County School District GO	5.000%	6/15/26	120	130
[4]	Clark County School District GO	5.000%	6/15/27	1,220	1,359
[4]	Clark County School District GO	5.000%	6/15/27	1,360	1,515
	Clark County School District GO	5.000%	6/15/29	780	835
	Clark County Water Reclamation District GO	4.000%	7/1/32	1,250	1,305
	Humboldt County NV Industrial Revenue (Idaho Power Co. Project)	1.450%	12/1/24	6,300	6,124
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/23	1,365	1,378
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/23	825	833
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/23	770	777
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/24	625	645
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/25	600	634
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/26	150	162
	Las Vegas Convention & Visitors Authority Recreational Revenue	5.000%	7/1/24	440	454

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Las Vegas Convention & Visitors Authority Recreational Revenue	5.000%	7/1/26	250	271
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.000%	6/1/23	150	149
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.000%	6/1/25	185	175
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.250%	6/1/27	250	226
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.500%	6/1/29	200	173
	Nevada COP	5.000%	4/1/26	605	615
	Nevada GO	5.000%	5/1/23	2,075	2,088
	Nevada Housing Division Local or Guaranteed Housing Revenue	5.000%	10/1/52	3,180	3,413
[9]	Nevada Housing Division Local or Guaranteed Housing Revenue PUT	5.000%	12/1/24	1,390	1,433
[5]	Nevada Housing Division Multi Unit Housing Summit Club Local or Guaranteed Housing Revenue TOB VRDO	1.910%	2/2/23	14,250	14,250
	Nevada System of Higher Education College & University Revenue	5.000%	7/1/28	550	617
[4]	North Las Vegas NV GO	5.000%	6/1/24	2,810	2,905
[4]	North Las Vegas NV GO	5.000%	6/1/25	2,950	3,127
[4]	North Las Vegas NV GO	5.000%	6/1/26	3,095	3,361
	North Las Vegas NV Special Assessment Revenue	3.500%	6/1/23	60	60
	North Las Vegas NV Special Assessment Revenue	3.500%	6/1/24	120	119
	North Las Vegas NV Special Assessment Revenue	3.750%	6/1/25	145	144
	North Las Vegas NV Special Assessment Revenue	3.750%	6/1/26	180	177
[5]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/26	300	307
[5]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/27	200	205
[5]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/28	225	231
[5]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/29	170	175
[5]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/30	185	190
[5]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/31	250	257
[5]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/32	250	256
[4]	Reno NV Hotel Occupancy Tax Revenue	5.000%	6/1/25	500	527
[4]	Reno NV Hotel Occupancy Tax Revenue	5.000%	6/1/26	500	539
[4]	Reno NV Hotel Occupancy Tax Revenue	5.000%	6/1/27	700	769
	Reno NV Sales Tax Revenue	5.000%	6/1/23	455	457
[4]	Reno NV Sales Tax Revenue	5.000%	6/1/23	355	357
	Reno NV Sales Tax Revenue	5.000%	6/1/24	250	256
	Reno NV Sales Tax Revenue	5.000%	6/1/25	485	505
	Washoe County NV Fuel Sales Tax Revenue	5.000%	2/1/25	350	368
	Washoe County NV Fuel Sales Tax Revenue	5.000%	2/1/26	865	932
	Washoe County NV Fuel Sales Tax Revenue	5.000%	2/1/27	375	413
	Washoe County School District GO	5.000%	6/1/27	125	132
					152,334

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New Hampshire (0.1%)
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/24	835	870
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/26	950	1,036
	New Hampshire Business Finance Authority Electric Power & Light Revenue PUT	2.800%	10/2/23	5,585	5,580
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	270	268
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	850	921
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/27	495	488
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	650	718
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/28	575	562
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	750	842
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/29	595	578
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	500	570
	New Hampshire Health and Education Facilities Authority Act College & University Revenue VRDO	1.250%	2/1/23	2,500	2,500
	New Hampshire Health and Education Facilities Authority Act College & University Revenue, ETM	5.000%	1/1/24	1,015	1,039
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	400	404
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/23	2,355	2,373
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	1,675	1,699
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	1,910	1,969
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/25	1,810	1,854
[10]	New Hampshire Housing Finance Authority Local or Guaranteed Housing Revenue	6.000%	7/1/53	1,015	1,131
					25,402
New Jersey (5.4%)
[1]	Atlantic City NJ GO	5.000%	3/1/23	600	601
[4]	Atlantic City NJ GO	5.000%	3/1/23	1,250	1,252
	Atlantic City NJ GO	5.000%	12/1/23	370	371
[1]	Atlantic City NJ GO	5.000%	3/1/24	300	307
[4]	Atlantic City NJ GO	5.000%	3/1/24	1,300	1,332
[4]	Atlantic City NJ GO	4.000%	11/1/24	2,403	2,407
[1]	Atlantic City NJ GO	5.000%	3/1/25	800	839
[4]	Atlantic City NJ GO	5.000%	3/1/25	750	786
[4]	Atlantic City NJ GO	5.000%	3/1/26	1,115	1,198
	Avalon Borough NJ BAN GO	2.000%	2/10/23	12,088	12,086
[1]	Belleville Township NJ GO	3.000%	2/1/26	1,615	1,637

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Belleville Township NJ GO	3.000%	2/1/27	1,665	1,697
	Bergen County NJ GO	2.000%	6/1/24	460	456
	Bergen County NJ GO	3.000%	12/1/24	2,565	2,599
	Bergen County NJ GO	2.000%	6/1/25	460	453
	Bergen County NJ GO	3.000%	12/1/25	3,865	3,951
	Bergen County NJ GO	3.000%	12/1/26	2,110	2,168
	Bergen County NJ GO	3.000%	12/1/32	1,750	1,772
	Berkeley Township NJ BAN GO	4.000%	8/29/23	10,690	10,747
[1]	Bridgeton NJ GO	3.000%	3/1/25	810	816
[4]	Buena Regional School District GO	2.000%	6/1/26	1,050	1,019
[4]	Buena Regional School District GO	2.000%	6/1/27	1,375	1,322
[4]	Buena Regional School District GO	2.000%	6/1/28	1,400	1,330
[4]	Buena Regional School District GO	2.000%	6/1/29	1,425	1,334
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue	4.500%	8/9/23	10,000	10,100
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue	4.000%	4/1/25	550	568
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue	5.000%	4/1/26	975	1,055
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue	5.000%	4/1/27	615	681
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue	5.000%	4/1/28	410	464
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health System Project)	5.000%	2/15/26	3,715	3,771
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health System Project)	5.000%	2/15/27	2,000	2,027
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health Systems Project)	5.000%	2/15/28	1,055	1,068
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health Systems Project)	5.000%	2/15/29	1,000	1,011
	Camden County Improvement Authority Lease (Appropriation) Revenue	3.000%	1/15/26	500	506
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Capital Program)	5.000%	1/15/25	550	577
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Capital Program)	5.000%	1/15/26	1,010	1,087
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Capital Program)	5.000%	1/15/27	500	551
[4]	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.000%	11/1/31	3,285	3,400
[4]	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.000%	11/1/32	1,925	1,988
	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/23	535	541
	Cherry Hill Township School District GO	3.000%	8/1/30	11,805	12,077
	Cliffside Park Borough NJ BAN GO	4.000%	9/29/23	4,000	4,019
[4]	Clifton Board of Education GO	2.000%	8/15/27	1,915	1,863
[4]	Clifton Board of Education GO	2.000%	8/15/28	2,975	2,869
[4]	Clifton Board of Education GO	2.000%	8/15/29	5,570	5,306
[4]	Clifton Board of Education GO	2.000%	8/15/30	5,985	5,615
[4]	East Orange NJ GO	4.000%	9/15/26	525	554
[1]	Glassboro Board of Education GO	3.000%	7/15/23	50	50
	Glassboro Borough NJ BAN GO	4.000%	8/22/23	4,378	4,396

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/30	3,910	4,147
	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	0.600%	3/1/24	1,160	1,122
[4]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	11/1/24	1,250	1,301
[4]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	11/1/25	1,835	1,956
[4]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	11/1/26	3,580	3,905
[4]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	3.000%	7/1/29	250	251
	Guttenberg NJ BAN GO	4.000%	10/19/23	5,790	5,818
[1]	Hawthorne School District NJ GO	3.000%	9/1/31	1,350	1,364
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/25	850	887
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	5.000%	10/1/27	1,050	1,177
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	5.000%	10/1/28	1,000	1,145
	Hudson County NJ GO	3.000%	11/15/23	3,495	3,507
	Hudson County NJ GO	3.000%	11/15/24	3,525	3,559
	Hudson County NJ GO	3.000%	11/15/25	2,205	2,242
	Hudson County NJ GO	3.000%	11/15/26	3,960	4,048
	Hudson County NJ GO	3.000%	11/15/27	4,530	4,651
	Hudson County NJ GO	3.000%	11/15/28	9,000	9,272
[2,5]	Inspira Health Obligated Group Health, Hospital, Nursing Home Revenue TOB VRDO	1.760%	2/2/23	6,770	6,770
	Jersey City Municipal Utilities Authority Sewer Revenue	3.750%	5/5/23	7,500	7,519
	Jersey City Municipal Utilities Authority Water Revenue	3.750%	5/5/23	7,500	7,506
	Lawrence Township NJ BAN GO	4.000%	9/21/23	3,030	3,047
	Leonia Borough NJ BAN GO	4.000%	8/18/23	3,648	3,664
	Linden NJ BAN GO	4.000%	8/23/23	8,357	8,405
	Lyndhurst Township NJ BAN GO	2.000%	2/3/23	8,781	8,781
	Maplewood Township NJ BAN GO	4.000%	7/27/23	8,300	8,329
	Maplewood Township NJ GO	3.000%	4/1/25	1,240	1,254
	Maplewood Township NJ GO	3.000%	4/1/26	1,195	1,216
	Mercer County NJ GO	4.000%	2/1/29	3,015	3,302
	Mercer County NJ Hamilton Township BAN GO	2.000%	2/14/23	18,746	18,741
	Middlesex County NJ Monroe Township GO	4.000%	1/15/24	775	786
	Middlesex County NJ Monroe Township GO	4.000%	1/15/25	780	803
	Middlesex County NJ Monroe Township GO	4.000%	5/1/25	300	311
	Middlesex County NJ Monroe Township GO	4.000%	1/15/26	535	561
	Middlesex County NJ Monroe Township GO	4.000%	1/15/27	1,070	1,136
	Middlesex County NJ Monroe Township GO	4.000%	1/15/28	425	456
	Morris County NJ GO	3.000%	2/1/25	1,495	1,514
	Morris County NJ GO	3.000%	2/1/26	3,405	3,479
	Morris County NJ GO	3.000%	2/1/27	3,160	3,245

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/23	725	735
[1]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/24	450	467
[1]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/25	450	479
[1]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/26	1,250	1,361
[1]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/28	1,030	1,122
	New Jersey Building Authority Lease (Appropriation) Revenue	5.000%	6/15/23	825	832
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/23	10,100	10,185
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/23	6,395	6,449
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/23	16,000	16,134
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/23	115	116
[1]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/23	7,000	7,064
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/24	4,220	4,228
[4]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/24	825	827
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/24	3,575	3,685
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/24	140	144
[1]	New Jersey Economic Development Authority Appropriations Revenue	3.000%	7/1/24	2,705	2,715
[8]	New Jersey Economic Development Authority Appropriations Revenue	5.250%	7/1/24	1,790	1,839
[11]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/24	3,165	3,303
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/25	15,825	15,852
[4]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	3,580	3,695
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	340	358
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	235	247
[8]	New Jersey Economic Development Authority Appropriations Revenue	5.250%	7/1/25	2,500	2,636
[4]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/25	15,000	16,089
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/26	8,900	8,916
	New Jersey Economic Development Authority Appropriations Revenue	4.250%	6/15/26	5,735	5,925
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/26	21,860	23,044
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/26	555	597
[13]	New Jersey Economic Development Authority Appropriations Revenue	0.000%	7/1/26	1,250	1,127
[11]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/26	15,000	16,455

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/27	285	286
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/27	270	278
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/27	410	450
[1]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/27	1,930	2,105
[3]	New Jersey Economic Development Authority Appropriations Revenue	3.260%	3/1/28	2,250	2,250
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/28	500	558
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/32	3,600	3,687
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/33	2,500	2,684
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	3/1/23	505	506
[4]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/23	2,800	2,822
[4]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/24	1,130	1,166
[4]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/25	1,105	1,163
[5]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/23	12,000	12,173
[5]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/24	12,000	12,476
[5]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/25	25,500	27,088
[5]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/26	19,000	20,662
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	2,540	2,505
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	4.375%	1/1/24	135	134
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue, ETM	4.000%	7/1/24	1,275	1,290
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	2,750	2,844
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/23	4,000	4,034
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/23	1,500	1,525
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/24	4,000	4,123
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/24	11,500	11,957
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/25	2,500	2,630
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	11/1/25	595	615
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/26	20,155	21,857
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/27	1,000	1,106
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal and Bridge Project)	5.000%	11/1/25	1,000	1,061

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal and Bridge Project)	5.000%	11/1/27	1,300	1,438
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal and Bridge Project)	5.000%	11/1/29	1,775	2,022
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	4.000%	6/15/25	900	925
[1]	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/28	5,015	5,566
[1]	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/30	5,450	6,015
	New Jersey Economic Development Authority Lease Revenue	4.000%	6/15/29	1,065	1,126
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/24	2,945	3,036
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/25	8,200	8,628
[2,5]	New Jersey Economic Development Authority Lease Revenue TOB VRDO	1.690%	2/2/23	7,375	7,375
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/24	1,150	1,152
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/25	1,950	1,954
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/27	1,000	1,012
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/30	1,000	1,001
	New Jersey Economic Development Authority Miscellaneous Revenue	5.000%	3/1/25	2,540	2,544
	New Jersey Economic Development Authority Revenue	5.250%	4/1/26	500	539
	New Jersey Economic Development Authority Revenue	5.250%	4/1/28	2,720	3,047
	New Jersey Economic Development Authority Revenue (St. Police Barracks Project)	5.000%	6/15/23	200	202
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	6/1/23	200	202
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	6/15/23	465	469
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	6/15/24	4,920	5,072
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	6/15/25	4,500	4,638
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/24	1,190	1,229
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/24	250	258
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	1,685	1,776
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	3,000	3,143
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	1,790	1,882
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	460	485
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	100	105

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	165	174
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	2,885	3,080
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	1,375	1,487
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	2,500	2,681
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	685	727
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	220	237
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	625	644
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	335	363
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	1,230	1,287
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/27	1,000	1,104
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/27	575	593
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/27	500	537
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/27	525	553
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/27	125	131
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/27	335	371
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	2,000	2,123
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	475	505
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	500	564
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	2,445	2,615
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/29	100	103
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/29	325	373
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/29	1,955	2,050
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/30	750	871
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/31	4,000	4,261
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	755	798
[1]	New Jersey Educational Facilities Authority College & University Revenue, ETM	5.000%	7/1/23	3,955	3,998
	New Jersey Educational Facilities Authority College & University Revenue, ETM	5.000%	7/1/23	1,000	1,011
	New Jersey GO	5.000%	6/1/23	745	751
	New Jersey GO	5.000%	6/1/23	1,775	1,790
	New Jersey GO	5.000%	6/1/23	1,000	1,008
	New Jersey GO	5.000%	6/1/24	27,500	28,422
	New Jersey GO	2.000%	6/1/25	3,000	2,950
	New Jersey GO	5.000%	6/1/25	25,580	27,129
	New Jersey GO	5.000%	6/1/25	1,670	1,771

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey GO	2.000%	6/1/26	2,000	1,957
	New Jersey GO	5.000%	6/1/27	58,640	65,256
	New Jersey GO	2.000%	6/1/28	17,990	17,244
	New Jersey GO	5.000%	6/1/28	38,650	43,971
	New Jersey GO	4.000%	6/1/30	6,985	7,670
	New Jersey GO, Prere.	4.000%	6/1/23	1,420	1,428
	New Jersey Health Care Facilities Financing Authority Appropriation Revenue	5.000%	10/1/30	225	247
	New Jersey Health Care Facilities Financing Authority Appropriation Revenue	5.000%	10/1/31	1,160	1,271
	New Jersey Health Care Facilities Financing Authority Appropriation Revenue	5.000%	10/1/32	1,065	1,163
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transfer Program)	5.000%	10/1/24	3,380	3,491
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transfer Program)	5.000%	10/1/27	2,500	2,735
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	3,620	3,641
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	240	242
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,640	1,654
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	2,000	2,020
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	500	510
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	3,000	3,086
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	300	309
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,030	1,067
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,600	2,677
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	1,105	1,136
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	250	263
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,900	2,018
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,125	2,229
[4]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,380	2,513

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,400	2,576
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,605	2,734
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,170	2,360
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	4,400	4,705
[4]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,800	1,902
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,605	1,746
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	710	715
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	875	895
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	500	537
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/28	600	607
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,410	3,484
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,550	3,857
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/30	6,515	6,802
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/24	9,575	9,860
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/25	15,000	15,835
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/26	12,590	13,543
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/1/23	955	965
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/24	55	56
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	500	543
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	1,000	1,087
[4]	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue	3.500%	9/15/31	525	527

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue	5.000%	9/15/33	1,975	1,995
	New Jersey Health Care Facilities Financing Authority Lease Revenue	5.000%	9/15/23	170	172
	New Jersey Health Care Facilities Financing Authority Lease Revenue	5.000%	9/15/24	8,000	8,114
	New Jersey Health Care Facilities Financing Authority Lease Revenue	5.000%	9/15/27	5,525	5,603
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/24	2,750	2,865
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/25	4,950	5,281
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/26	3,500	3,811
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	1.500%	5/1/23	3,085	3,076
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	0.500%	11/1/23	1,500	1,475
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	0.650%	5/1/24	2,000	1,948
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	0.750%	11/1/24	3,500	3,381
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	0.900%	11/1/25	2,500	2,382
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.500%	10/1/48	11,490	11,785
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.750%	10/1/50	12,300	12,674
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/51	32,870	32,918
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/53	6,000	6,400
[3]	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 1.200%	2.860%	5/1/48	10,000	10,077
	New Jersey Sports & Exposition Authority Appropriations Revenue	5.000%	9/1/23	5,560	5,632
	New Jersey Sports & Exposition Authority Appropriations Revenue	5.000%	9/1/24	11,610	12,026
	New Jersey Sports & Exposition Authority Appropriations Revenue	5.000%	9/1/25	1,465	1,549
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/23	750	756
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/24	750	773
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/25	1,000	1,052
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/25	3,375	3,551
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/26	4,000	4,304

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/26	3,000	3,228
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/27	4,000	4,392
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/27	9,000	9,883
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/28	6,500	7,258
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/28	11,685	13,047
	New Jersey Transportation Trust Fund Authority Appropriation Revenue	5.000%	12/15/26	22,550	24,515
	New Jersey Transportation Trust Fund Authority Appropriation Revenue	5.000%	12/15/31	110	125
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/23	10,585	10,672
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/23	9,000	9,074
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/23	2,320	2,365
[11]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	240	245
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	1,430	1,461
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/24	7,265	7,489
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/24	5,365	5,594
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/24	4,770	4,973
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	500	459
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	1,795	1,648
[11]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	4,420	4,064
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/25	14,000	14,904
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/25	3,345	3,561
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/26	2,945	2,970
[11]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	2,120	1,890
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	10,415	9,265
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/26	13,250	14,405
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	15,900	17,144
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	2,500	2,151
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	13,460	14,502
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	150	162
[11]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	3,085	2,568
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	950	789

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	4,040	3,353
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	4,080	4,389
[4]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	21,490	17,318
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	1,505	1,202
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	1,475	1,583
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	500	536
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/30	1,605	1,233
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	21,540	23,051
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/32	11,000	11,417
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	6/15/32	2,245	2,340
[4]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/32	1,765	1,257
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/23	2,500	2,521
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/24	75	77
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/25	1,110	1,119
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.250%	6/15/26	390	403
[2,5]	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue TOB VRDO	1.700%	2/2/23	10,380	10,380
[8]	New Jersey Transportation Trust Fund Authority Miscellaneous Revenue	5.750%	6/15/23	4,000	4,045
[4]	New Jersey Transportation Trust Fund Authority Transit Revenue	5.250%	12/15/23	4,315	4,412
[11,16]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/24	250	239
[11,13]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/25	350	323
[11,16]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/26	855	777
[16]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/27	1,370	1,210
[11,16]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/28	1,240	1,063
[1,2,5]	New Jersey Transportation Trust Fund Authority Transportation Program Appropriations Revenue TOB VRDO	1.690%	2/7/23	6,720	6,720
[2,5]	New Jersey Transportation Trust Fund Authority Transportation Program General Fund Revenue TOB VRDO	1.740%	2/7/23	26,030	26,030
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/25	5,185	5,441
[11]	New Jersey Turnpike Authority Highway Revenue	5.500%	1/1/25	1,335	1,413
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/28	16,785	18,173

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	625	647
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	2,170	2,244
[2,5]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	1.810%	2/2/23	12,000	12,000
	New Providence Borough NJ BAN GO	4.000%	7/27/23	4,500	4,511
	Newark Board of Education GO	5.000%	7/15/23	150	152
	Newark Board of Education GO	5.000%	7/15/24	250	258
[1]	Newark Board of Education GO	5.000%	7/15/25	125	132
[1]	Newark Board of Education GO	5.000%	7/15/26	150	162
[1]	Newark Board of Education GO	5.000%	7/15/27	1,525	1,679
[1]	Newark Board of Education GO	5.000%	7/15/28	350	391
[4]	Newark NJ GO	5.000%	10/1/23	1,000	1,015
[4]	Newark NJ GO	5.000%	10/1/23	275	279
[4]	Newark NJ GO	5.000%	10/1/24	1,000	1,039
[4]	Newark NJ GO	5.000%	10/1/24	325	338
[4]	Newark NJ GO	5.000%	10/1/25	1,000	1,064
[4]	Newark NJ GO	5.000%	10/1/25	300	319
[4]	Newark NJ GO	5.000%	10/1/26	1,750	1,905
[4]	Newark NJ GO	5.000%	10/1/27	1,000	1,111
[4]	Newark NJ GO	5.000%	10/1/28	2,000	2,264
[8]	North Hudson NJ Sewerage Authority Lease Revenue, ETM	0.000%	8/1/25	9,000	8,435
	Ocean City NJ GO	4.000%	9/15/26	2,855	3,020
[1]	Perth Amboy NJ GO	5.000%	3/15/23	300	301
[1]	Perth Amboy NJ GO	5.000%	3/15/25	250	263
[1]	Perth Amboy NJ GO	5.000%	3/15/26	250	270
[1]	Perth Amboy NJ GO	3.000%	3/15/27	1,500	1,535
[1]	Perth Amboy NJ GO	5.000%	3/15/27	1,930	2,129
[1]	Perth Amboy NJ GO	3.000%	3/15/28	2,400	2,468
[1]	Perth Amboy NJ GO	5.000%	3/15/28	555	626
[1]	Perth Amboy NJ GO	4.000%	3/15/29	1,215	1,321
[1]	Perth Amboy NJ GO	5.000%	3/15/29	1,500	1,725
[1]	Plainfield Board of Education GO	5.000%	8/1/26	2,115	2,313
	Princeton NJ GO	2.000%	8/15/24	1,490	1,481
	Secaucus NJ BAN GO	4.000%	8/4/23	18,584	18,645
	Somerset Hills School District GO	4.000%	3/15/26	1,355	1,424
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/23	935	953
[4]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/24	485	501
[4]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/25	530	561
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/25	400	414
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/26	265	274
[4]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/26	1,090	1,176
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/27	990	1,021
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/29	1,200	1,236
[4]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/30	1,000	1,124
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/32	2,250	2,303
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/23	4,100	4,130

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/24	8,285	8,466
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/25	11,140	11,560
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/26	4,750	5,002
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	3.200%	6/1/27	65	65
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/27	5,390	5,754
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,000	2,155
	Toms River Board of Education GO	2.000%	7/15/27	1,810	1,747
	Township of Scotch Plains NJ GO	4.000%	4/20/23	4,950	4,958
	Township of West Caldwell NJ GO	4.250%	9/7/23	15,280	15,367
[4]	Trenton NJ GO	4.000%	7/15/23	1,555	1,564
[4]	Trenton NJ GO	5.000%	8/1/23	705	713
[4]	Trenton NJ GO	5.000%	8/1/24	695	720
[4]	Trenton NJ GO	5.000%	8/1/25	1,650	1,752
[4]	Trenton NJ GO	2.000%	7/15/26	2,135	2,093
[4]	Trenton NJ GO	2.000%	7/15/27	1,080	1,051
[4]	Trenton NJ GO	2.000%	7/15/28	1,090	1,052
[4]	Union City NJ GO	2.250%	8/1/26	500	488
	Union County NJ GO	4.000%	3/1/28	1,335	1,448
	Union County NJ GO	4.000%	3/1/29	1,465	1,611
	Union County NJ GO	4.000%	3/1/30	4,415	4,882
	Union Township Board of Education GO	5.000%	1/1/25	550	576
	Union Township Board of Education GO	5.000%	1/1/26	525	564
	Union Township Board of Education GO	5.000%	1/1/27	1,045	1,150
	Verona Township Board of Education GO	2.000%	3/1/25	1,250	1,224
	Verona Township Board of Education GO	2.000%	3/1/26	1,450	1,408
	Verona Township Board of Education GO	2.000%	3/1/27	1,500	1,440
[4]	Vineland NJ GO	3.000%	10/1/27	1,225	1,251
[4]	Vineland NJ GO	3.000%	10/1/28	585	596
	Wall Township NJ BAN GO	4.500%	7/21/23	5,205	5,228
	Winslow Township NJ BAN GO	3.750%	9/14/23	1,900	1,910
	Woodbridge Township NJ BAN GO	3.000%	3/17/23	43,935	43,965
					1,684,846
New Mexico (0.8%)
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/23	1,150	1,164
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/24	125	130
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/25	235	250
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/26	125	137
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/27	400	447
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/28	640	731
	Farmington NM Electric Power & Light Revenue PUT	0.875%	10/1/26	2,465	2,202
	Farmington NM Industrial Revenue	1.800%	4/1/29	12,580	10,878
	Farmington NM Industrial Revenue (Corners Project)	1.800%	4/1/29	22,020	19,041
	Farmington NM Industrial Revenue (Four Corners Project)	1.800%	4/1/29	19,615	16,962

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/25	9,205	9,781
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/28	15,000	17,087
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/29	10,000	11,625
	New Mexico Finance Authority Lease Revenue	5.000%	6/15/25	1,160	1,233
	New Mexico Finance Authority Lease Revenue	4.000%	6/1/30	2,565	2,699
	New Mexico Finance Authority Lease Revenue (Senior Lien Public Project)	5.000%	6/1/26	3,385	3,693
	New Mexico GO	5.000%	3/1/28	7,105	8,081
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	300	302
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	500	513
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	500	522
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	1,160	1,235
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	1,500	1,613
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/25	9,865	10,394
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	3.500%	7/1/50	2,790	2,793
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	3.000%	1/1/51	1,020	1,005
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	3.000%	7/1/52	1,130	1,111
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	5.250%	3/1/53	1,735	1,886
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	6.250%	9/1/53	1,750	1,994
[10]	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	5.750%	3/1/54	2,000	2,237
[2]	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	5/1/25	77,535	80,350
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	5.000%	7/1/27	32,185	36,028
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/29	10,000	11,668
[5]	Winrock Town Center Tax Increment Development District No. 1 Tax Allocation Revenue	3.750%	5/1/28	1,075	1,017
					260,809
New York (14.3%)
	Albany City School District BAN GO	4.000%	6/29/23	15,580	15,628
	Albany NY BAN GO	2.250%	3/24/23	6,500	6,496
[4]	Amherst Development Corp. Local or Guaranteed Housing Revenue	5.000%	10/1/24	1,000	1,040
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue (Jeffersons Ferry Project)	5.000%	11/1/23	710	715

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/23	5,320	5,346
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/24	2,130	2,162
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/25	3,000	3,070
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/26	3,250	3,350
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/27	7,350	7,592
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/28	2,350	2,423
[4]	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	4.000%	7/15/29	1,750	1,826
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	7/1/24	615	600
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.500%	7/1/25	455	441
[4]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	750	800
[4]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	1,000	1,083
[4]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	2,570	2,820
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,700	1,654
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,405	2,322
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	650	621
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	350	332
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	590	552
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	245	226
	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/24	120	120
	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/25	130	131
	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/26	100	101
	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/27	100	101
	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/28	100	102
	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/29	220	223

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Build NYC Resource Corp. Charter School Aid Revenue (Social Bond)	5.000%	7/1/29	500	558
	Build NYC Resource Corp. Charter School Aid Revenue (Social Bond)	5.000%	7/1/30	510	575
	Build NYC Resource Corp. Health, Hospital, Nursing Home Revenue (NY Methodist Hospital Project), Prere.	5.000%	7/1/24	350	362
[5]	Build NYC Resource Corp. Private Schools Revenue (Shefa School Project)	2.500%	6/15/31	1,200	1,027
	Chautauqua County Capital Resource Corp. Electric, Power, Light Revenue PUT	1.300%	4/3/23	6,330	6,300
	Clarence Central School District BAN GO	4.000%	7/26/23	1,441	1,447
	Commack Union Free School District GO	4.000%	6/28/23	18,000	18,100
	Connetquot Central School District of Islip BAN GO	3.500%	7/26/23	17,630	17,668
	Deer Park Union Free School District GO	4.000%	6/28/23	9,975	10,007
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/23	460	463
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/24	100	102
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/24	490	502
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/25	920	954
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/25	100	104
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/25	505	524
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/26	175	184
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/26	530	558
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/27	1,000	1,065
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/27	200	213
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/27	560	597
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/28	200	216
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/28	685	738
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/29	390	424
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/30	405	444
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/23	500	504
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/24	1,360	1,392
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/26	430	453
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,955	2,075
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,750	1,894
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	7/1/29	625	607

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,070	3,359
Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,775	1,911
East Islip Union Free School District BAN GO	3.500%	6/27/23	20,800	20,840
Erie County Industrial Development Agency Intergovernmental Agreement Revenue	5.000%	5/1/30	1,140	1,246
Erie County Industrial Development Agency Lease Revenue (City School District Buffalo Project)	5.000%	5/1/28	720	772
Fairport Central School District BAN GO	3.500%	7/21/23	21,635	21,699
Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	150	152
Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	475	499
Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	400	431
Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	665	725
Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	500	549
Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	600	664
Hauppauge Union Free School District GO	4.000%	6/28/23	10,000	10,044
Hempstead Town Local Development Corp. College & University Revenue	5.000%	7/1/29	955	1,017
Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	9/1/25	630	639
Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	6/1/28	300	332
Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	10/1/28	275	286
Hempstead Town Local Development Corp. College & University Revenue (Hofstra University Project)	5.000%	7/1/27	790	798
Hempstead Town Local Development Corp. College & University Revenue (Hofstra University Project)	5.000%	7/1/27	750	823
Hempstead Town Local Development Corp. College & University Revenue (Hofstra University Project)	5.000%	7/1/28	845	945
Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/23	1,435	1,447
Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/23	275	277
Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/24	290	298
Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/25	1,575	1,638
Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/25	305	317
Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/26	320	337

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/27	335	358
	Long Island Power Authority Electric Power & Light Revenue	1.000%	9/1/25	23,855	22,133
[4]	Long Island Power Authority Electric Power & Light Revenue	0.000%	12/1/25	2,895	2,703
[4]	Long Island Power Authority Electric Power & Light Revenue	0.000%	12/1/26	2,375	2,163
	Long Island Power Authority Electric Power & Light Revenue PUT	1.650%	9/1/24	47,500	46,273
	Long Island Power Authority Electric Power & Light Revenue PUT	0.850%	9/1/25	61,615	58,138
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/26	18,020	17,031
[3]	Long Island Power Authority Electric Power & Light Revenue, 1M USD LIBOR + 0.750%	3.808%	5/1/33	2,500	2,499
[3]	Long Island Power Authority Electric, Power & Light Revenue PUT	2.110%	9/1/38	34,035	33,365
	Longwood Central School District Suffolk County GO	4.000%	6/23/23	21,500	21,572
	Mahopac Central School District BAN GO	4.000%	7/28/23	6,369	6,393
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/24	5,565	5,663
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/25	770	825
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/26	235	249
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/26	1,100	1,206
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/27	1,400	1,531
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/27	3,565	3,926
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/33	1,020	1,139
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	3.000%	11/15/28	10,000	10,001
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	2,215	2,244
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	600	608
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	875	887
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	510	527
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	1,250	1,292
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	32,000	33,072
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	5,795	5,989
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	1,580	1,633
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	1,850	1,912
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	8,425	8,857
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	2,640	2,776

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	28,115	29,558
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	4,580	4,815
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	975	1,025
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	2,040	2,145
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	1,540	1,605
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	700	736
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	1,580	1,682
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	350	373
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	455	484
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	18,075	19,246
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	250	266
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	1,775	1,838
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	725	751
[4]	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/26	20,000	21,977
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	6,540	7,041
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	3,010	3,241
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	1,750	1,884
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	2,150	2,217
	Metropolitan Transportation Authority Transit Revenue	3.125%	11/15/28	1,000	978
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	1,040	1,071
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	2,585	2,792
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	1,735	1,827
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	2,000	2,160
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	2,885	3,039
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,390	1,461
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,020	1,072
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	3,265	3,418
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	1,250	1,286
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/33	5,325	5,421
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	5/15/24	23,555	24,081

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	20,000	20,616
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	34,135	34,984
[3]	Metropolitan Transportation Authority Transit Revenue PUT, SIFMA Municipal Swap Index Yield + 0.430%	2.090%	11/1/31	9,500	9,253
[2,4,5]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	1.780%	2/2/23	3,600	3,600
[2,4,5]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	1.780%	2/2/23	2,700	2,700
[2,4,5]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	1.780%	2/2/23	2,845	2,845
[2,5]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	1.710%	2/7/23	4,000	4,000
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	1.250%	2/1/23	22,025	22,025
[3,4]	Metropolitan Transportation Authority Transit Revenue, 67% of SOFR + 0.550%	3.431%	11/1/32	6,610	6,634
[3,4]	Metropolitan Transportation Authority Transit Revenue, 67% of SOFR + 0.550%	3.431%	11/1/32	12,965	13,012
[3,4]	Metropolitan Transportation Authority Transit Revenue, 67% of SOFR + 0.800%	3.681%	11/1/32	3,000	2,981
[3]	Metropolitan Transportation Authority Transit Revenue, SOFR + 0.330%	3.211%	11/1/35	10,330	10,305
[3]	Metropolitan Transportation Authority Transit Revenue, SOFR + 0.400%	3.281%	11/1/23	3,500	3,498
	Monroe County Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	225	233
	Monroe County Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	360	367
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue	5.000%	5/1/26	500	545
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue	5.000%	5/1/27	500	558
	Monroe County Industrial Development Corp. Lease Revenue	5.000%	5/1/24	1,420	1,465
	Monroe County Industrial Development Corp. Lease Revenue	5.000%	5/1/25	1,700	1,802
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/25	720	764
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/25	400	425
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/23	1,100	1,111
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/23	1,115	1,127
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/25	450	478
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/26	610	664
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/27	400	445
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/28	800	908

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	335	340
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,200	1,239
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	500	525
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,605	1,708
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,700	1,832
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	445	485
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	550	554
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	3,000	3,089
[4]	Nassau County NY GO	5.000%	7/1/25	1,860	1,981
[4]	Nassau County NY GO	5.000%	7/1/26	1,000	1,093
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	2,400	2,428
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	2,660	2,756
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	3,765	3,989
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	5,925	6,415
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	9,405	10,391
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	6,490	7,295
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	10,595	12,120
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	3.000%	2/15/24	320	322
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	450	461
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	4.000%	2/15/25	735	760
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	2,155	2,270
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	3.000%	2/15/26	2,560	2,619
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	2,295	2,482
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	4.000%	2/15/27	2,500	2,671
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	2,750	3,044
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	4.000%	2/15/28	5,000	5,424
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	4,750	5,378
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	1,915	2,209

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	1.850%	5/1/26	665	640
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	1.350%	11/1/29	1,410	1,210
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.400%	11/1/30	1,375	1,281
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	11/1/31	6,130	5,839
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	2/15/48	5,000	4,881
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	1.750%	7/3/23	25,480	25,293
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.100%	7/3/23	2,235	2,224
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.750%	12/29/23	42,775	42,625
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.750%	12/29/23	4,450	4,449
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	1.100%	5/1/24	13,895	13,500
[9]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	11/1/24	500	473
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	1.125%	11/1/24	7,655	7,361
[9]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	5/1/25	15,215	14,316
[9]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.600%	7/1/25	19,150	17,899
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	7/1/25	5,000	4,686
[9]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.900%	1/1/26	20,480	18,989
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/26	5,000	5,042
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/26	13,000	13,110
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.100%	10/1/29	4,000	3,682
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	7/1/23	1,500	1,515
[4]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/24	1,135	1,158
[4]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/25	1,080	1,127
[4]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/26	585	624
[4]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/27	1,500	1,632
[4]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/28	1,250	1,385
[4]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/29	3,950	4,453
[4]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/30	3,250	3,719
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/31	4,000	4,309
[13]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/26	5,000	4,548
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/26	20,050	21,058

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	6,480	7,155
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	10,900	12,518
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/29	5,400	6,333
New York City Municipal Water Finance Authority Water Revenue VRDO	1.250%	2/1/23	1,100	1,100
New York City Municipal Water Finance Authority Water Revenue VRDO	1.400%	2/1/23	17,130	17,130
New York City Municipal Water Finance Water Revenue VRDO	1.250%	2/1/23	4,250	4,250
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	11/1/25	8,235	8,852
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	11/1/26	1,875	2,070
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/27	825	889
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	11/1/27	3,000	3,393
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/24	5,570	5,792
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	575	579
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/25	3,875	4,137
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	12,500	13,437
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	7,235	7,777
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	2,200	2,365
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/26	500	513
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	12,000	13,248
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	8,875	9,798
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	12,500	13,800
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/27	100	103
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/27	2,300	2,463
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/27	1,090	1,172
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/27	3,500	3,935
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/27	12,000	13,492
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	765	769
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	12,505	14,144
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	13,280	15,020
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	2,000	2,262
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	5,000	5,655

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	16,000	18,097
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	20,000	22,621
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/28	735	762
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/28	1,140	1,298
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/28	2,000	2,289
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	4,125	4,283
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	25,140	28,940
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	3,775	4,346
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	4,275	4,921
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	8,605	9,960
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	6,235	7,217
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	1,500	1,736
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/29	2,345	2,538
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	14,480	17,114
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	17,000	20,092
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	1,000	1,167
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	11,000	13,232
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/31	5,000	5,370
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/32	1,920	2,073
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	1,225	1,270
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/33	5,290	5,795
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/33	5,000	5,507
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	30,000	31,922
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	2,915	3,306
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	1.050%	2/1/23	900	900
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	1.120%	2/1/23	5,200	5,200
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	1.250%	2/1/23	14,075	14,075
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	1.250%	2/1/23	19,800	19,800

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue, ETM	5.000%	8/1/26	1,900	2,079
	New York City Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/32	5,000	5,367
	New York City Trust for Cultural Resources Recreational Revenue	5.000%	12/1/26	1,910	2,092
	New York City Water & Sewer System Water Revenue	5.000%	6/15/27	16,650	17,964
	New York City Water & Sewer System Water Revenue VRDO	1.250%	2/1/23	18,250	18,250
	New York City Water & Sewer System Water Revenue VRDO	1.250%	2/1/23	1,100	1,100
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/23	525	535
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/24	4,625	4,812
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/24	1,935	2,007
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/26	100	106
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/27	4,460	4,741
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/28	1,250	1,325
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/30	430	453
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/34	1,000	1,039
[2,5]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue TOB VRDO	1.960%	2/2/23	5,200	5,200
	New York Counties Tobacco Trust VI Tobacco Settlement Funded Revenue	5.000%	6/1/25	845	871
[2,5]	New York Liberty Development Corp. Economic Development Revenue TOB VRDO	1.720%	2/2/23	1,285	1,285
[2,5]	New York Liberty Development Corp. Economic Development Revenue TOB VRDO	1.720%	2/2/23	4,000	4,000
	New York Liberty Development Corp. Industrial Revenue	2.450%	9/15/69	22,285	20,379
	New York Liberty Development Corp. Industrial Revenue	2.625%	9/15/69	13,485	12,305
	New York Liberty Development Corp. Industrial Revenue	2.800%	9/15/69	32,735	30,022
	New York Liberty Development Corp. Lease (Appropriation) Revenue	1.450%	11/15/29	2,880	2,431
	New York Liberty Development Corp. Lease (Appropriation) Revenue	1.700%	11/15/30	2,500	2,097
	New York Liberty Development Corp. Lease (Appropriation) Revenue	1.900%	11/15/31	2,000	1,671
[2,5]	New York Liberty Development Corp. Lease (Appropriation) Revenue TOB VRDO	1.720%	2/2/23	2,325	2,325
	New York Local or Guaranteed Housing Revenue	3.250%	10/1/50	5,665	5,631
	New York Mortgage Agency Local or Guaranteed Housing Revenue	1.000%	4/1/27	610	559
	New York Mortgage Agency Local or Guaranteed Housing Revenue	2.000%	4/1/27	1,380	1,327
	New York Mortgage Agency Local or Guaranteed Housing Revenue	2.100%	10/1/27	750	717
	New York Mortgage Agency Local or Guaranteed Housing Revenue	5.000%	10/1/27	1,000	1,101

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York Mortgage Agency Local or Guaranteed Housing Revenue	1.300%	4/1/28	1,250	1,133
New York Mortgage Agency Local or Guaranteed Housing Revenue	2.200%	4/1/28	585	555
New York Mortgage Agency Local or Guaranteed Housing Revenue	2.250%	10/1/28	1,020	966
New York Mortgage Agency Local or Guaranteed Housing Revenue	5.000%	10/1/28	1,000	1,118
New York Mortgage Agency Local or Guaranteed Housing Revenue	1.450%	4/1/29	3,960	3,424
New York Mortgage Agency Local or Guaranteed Housing Revenue	1.550%	4/1/29	1,375	1,239
New York Mortgage Agency Local or Guaranteed Housing Revenue	5.000%	10/1/29	1,000	1,129
New York Mortgage Agency Local or Guaranteed Housing Revenue	4.000%	4/1/40	1,665	1,677
New York Mortgage Agency Local or Guaranteed Housing Revenue	2.625%	4/1/41	75	75
New York Mortgage Agency Local or Guaranteed Housing Revenue	3.500%	10/1/47	5,515	5,510
New York Mortgage Agency Local or Guaranteed Housing Revenue	5.000%	10/1/48	13,895	14,815
New York Mortgage Agency Local or Guaranteed Housing Revenue	3.000%	4/1/50	14,000	13,752
New York Mortgage Agency Local or Guaranteed Housing Revenue	3.250%	10/1/51	9,995	9,940
New York Mortgage Agency Local or Guaranteed Housing Revenue	3.500%	10/1/52	5,090	5,101
New York NY GO	5.000%	8/1/23	1,025	1,027
New York NY GO	5.000%	8/1/23	2,455	2,486
New York NY GO	5.000%	8/1/23	31,445	31,848
New York NY GO	5.000%	8/1/23	21,030	21,299
New York NY GO	5.000%	8/1/23	1,050	1,063
New York NY GO	5.000%	8/1/23	890	901
New York NY GO	5.000%	8/1/23	1,000	1,002
New York NY GO	5.000%	12/1/23	1,000	1,021
New York NY GO	5.000%	8/1/24	6,330	6,577
New York NY GO	5.000%	8/1/24	31,170	32,384
New York NY GO	5.000%	8/1/24	44,605	46,342
New York NY GO	5.000%	8/1/25	2,075	2,157
New York NY GO	5.000%	8/1/25	22,630	24,165
New York NY GO	5.000%	8/1/25	49,670	53,039
New York NY GO	5.000%	8/1/25	2,300	2,456
New York NY GO	5.000%	8/1/25	3,320	3,545
New York NY GO	5.000%	3/1/26	1,035	1,123
New York NY GO	5.000%	8/1/26	3,425	3,755
New York NY GO	5.000%	8/1/26	4,075	4,468
New York NY GO	5.000%	8/1/26	100	107
New York NY GO	5.000%	8/1/26	1,070	1,173
New York NY GO	5.000%	8/1/26	3,185	3,492
New York NY GO	5.000%	8/1/26	1,590	1,594
New York NY GO	5.000%	8/1/26	400	401
New York NY GO	5.000%	4/1/27	2,280	2,539
New York NY GO	5.000%	8/1/27	1,350	1,470
New York NY GO	5.000%	8/1/27	46,000	51,636
New York NY GO	5.000%	8/1/27	5,065	5,686
New York NY GO	5.000%	8/1/27	5	5
New York NY GO	5.000%	4/1/28	1,500	1,708
New York NY GO	5.000%	8/1/28	1,000	1,012
New York NY GO	5.000%	8/1/28	22,500	25,800

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York NY GO	5.000%	8/1/28	2,725	3,125
	New York NY GO	5.000%	8/1/28	10,455	11,989
	New York NY GO	5.000%	8/1/28	4,115	4,719
	New York NY GO	5.000%	4/1/29	2,000	2,324
	New York NY GO	5.000%	8/1/29	1,215	1,422
	New York NY GO	5.000%	8/1/29	12,765	14,935
	New York NY GO	5.000%	4/1/30	1,000	1,185
	New York NY GO	5.000%	8/1/30	450	488
	New York NY GO	5.000%	8/1/30	525	546
	New York NY GO	5.000%	8/1/30	1,640	1,956
	New York NY GO	5.000%	11/1/30	3,065	3,672
	New York NY GO	5.000%	8/1/31	1,735	1,802
	New York NY GO PUT	5.000%	8/1/38	30,000	30,280
[2,5]	New York NY GO TOB VRDO	1.400%	2/1/23	4,935	4,935
[2]	New York NY GO VRDO	1.050%	2/1/23	1,000	1,000
	New York NY GO VRDO	1.250%	2/1/23	900	900
	New York NY GO VRDO	1.250%	2/1/23	12,000	12,000
	New York NY GO VRDO	1.250%	2/1/23	5,300	5,300
[6]	New York NY GO, 9.000% coupon rate effective 12/1/25	5.000%	6/1/44	2,000	2,102
[2,5]	New York NY Lease (Appropriation) Revenue TOB VRDO	1.830%	2/2/23	510	510
[4]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/29	2,255	2,667
	New York State Bridge Authority Highway Revenue	5.000%	1/1/25	500	524
	New York State Bridge Authority Highway Revenue	5.000%	1/1/26	530	570
	New York State Bridge Authority Highway Revenue	5.000%	1/1/27	1,055	1,159
	New York State Bridge Authority Highway Revenue	5.000%	1/1/28	1,080	1,211
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/23	2,220	2,244
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/23	250	253
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/23	120	121
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/23	230	232
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/24	3,625	3,637
	New York State Dormitory Authority College & University Revenue	4.500%	7/1/24	745	749
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/24	200	207
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/24	2,000	2,075
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/24	130	135
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/24	250	257
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/25	315	334
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/25	145	154
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/25	325	342
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/26	2,830	2,841

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	700	754
New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	155	169
New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	550	576
New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	350	376
New York State Dormitory Authority College & University Revenue	5.000%	5/1/27	3,820	3,834
New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	1,500	1,647
New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	180	198
New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	165	184
New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	755	828
New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	200	224
New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	180	204
New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	100	101
New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	950	1,061
New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	500	568
New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	7,400	8,364
New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	2,400	2,517
New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	7,830	9,003
New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	2,760	2,922
New York State Dormitory Authority College & University Revenue	5.000%	7/1/33	200	217
New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/23	1,145	1,157
New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/25	1,040	1,094
New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/26	945	1,016
New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/27	985	1,063
New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/28	2,735	2,942
New York State Dormitory Authority College & University Revenue, ETM	5.000%	7/1/25	20	21
New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/23	100	101
New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/25	40	43
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/23	510	513
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	690	697
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,500	1,515

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,840	1,903
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	2,000	2,030
[9]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	315	331
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,600	1,691
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	6,275	6,472
[9]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	300	319
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	820	863
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	175	188
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	700	669
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	5,125	5,346
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	300	306
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,000	1,030
[9]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	400	442
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,650	2,740
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,225	1,163
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	790	830
[9]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	375	419
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	2,850	2,998
[9]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	370	414
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,490	1,394
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	2,890	3,052
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	2,835	2,996
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,200	1,224
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	400	369
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	2,750	2,891
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	1,800	1,906
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	5,280	5,543
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	1,375	1,441
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,000	1,025
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/26	5,000	5,288

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	1.800%	11/1/28	18,730	17,572
[2,4,5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.810%	2/2/23	11,800	11,800
[2,5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.810%	2/2/23	3,690	3,690
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/24	42,255	43,422
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/26	1,410	1,527
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	41,475	45,009
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	30,000	32,556
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	4,645	5,041
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/27	27,125	30,176
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/27	2,450	2,726
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	5,950	6,479
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	590	621
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	3,055	3,382
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	1,300	1,456
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/28	13,000	13,611
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	1,000	1,054
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	15,000	17,067
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	12,995	14,786
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	1,165	1,244
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/31	6,700	7,044
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/31	1,670	1,845
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/32	16,905	17,446
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	1,050	1,119
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/33	4,880	5,144
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/33	2,295	2,491
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	2,810	2,955
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/33	6,275	6,725
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/34	5,000	5,316
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/25	8,390	8,874
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	22,160	24,048

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/24	50,985	52,408
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/24	15,385	15,790
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/24	12,000	12,349
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/25	56,870	60,051
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/25	1,040	1,096
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/25	23,175	24,478
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/26	2,385	2,581
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/27	2,335	2,599
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/23	5,000	5,005
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/26	3,575	3,928
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/26	1,000	1,096
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/27	2,700	3,036
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	10/1/28	1,045	1,105
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/28	2,775	3,187
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/29	9,000	10,534
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/30	1,550	1,723
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/30	5,000	5,958
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	5.000%	10/1/29	1,500	1,562
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/27	32,590	36,255
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/29	1,150	1,335
[4]	New York State Dormitory Authority Lease (Non-Terminable) Revenue	4.000%	10/1/25	4,275	4,468
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/26	455	499
[4]	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/26	6,435	7,070
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/27	1,050	1,175
[4]	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/27	8,630	9,705
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	5.000%	10/1/23	7,460	7,585
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	4.000%	10/1/24	2,285	2,339
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	5.000%	10/1/24	3,150	3,285

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	5.000%	10/1/24	3,180	3,322
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	5.000%	10/1/24	6,060	6,319
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	5.000%	10/1/25	2,700	2,888
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	5.000%	10/1/25	1,930	2,064
[4]	New York State Dormitory Authority Lease Revenue	5.000%	10/1/23	1,350	1,374
[4]	New York State Dormitory Authority Lease Revenue	5.000%	10/1/24	1,250	1,306
[4]	New York State Dormitory Authority Lease Revenue	5.000%	10/1/26	4,065	4,466
	New York State Dormitory Authority Lease Revenue	5.000%	10/1/27	4,500	4,896
[4]	New York State Dormitory Authority Lease Revenue	5.000%	10/1/27	5,240	5,893
	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/24	5,000	5,223
	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/25	5,000	5,348
[4]	New York State Dormitory Authority Lease Revenue, ETM	5.000%	10/1/27	10	11
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/29	1,532	1,785
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/28	5,625	5,791
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/28	1,860	1,991
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	2,735	2,995
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	8,975	9,233
	New York State Dormitory Authority Sales Tax Revenue	5.000%	2/15/32	5,000	5,431
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	1,060	1,090
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/24	42,500	43,764
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/25	37,485	39,593
	New York State Energy Research & Development Authority Industrial Revenue PUT	3.000%	7/1/25	14,000	14,102
	New York State Energy Research & Development Authority Industrial Revenue PUT	3.000%	7/1/25	10,125	10,199
	New York State Energy Research & Development Authority Industrial Revenue PUT	3.000%	7/1/25	23,900	24,075
	New York State Energy Research & Development Authority Natural Gas Revenue PUT	2.625%	7/3/23	30,000	29,917
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/26	1,565	1,620

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Environmental Facilities Corp. Water Revenue	5.000%	8/15/26	3,150	3,157
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/28	2,500	2,870
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/29	1,250	1,466
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.450%	5/1/23	700	698
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.625%	5/1/23	1,690	1,685
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.050%	5/1/23	3,125	3,119
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	5/1/23	3,790	3,789
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.550%	11/1/23	11,190	11,073
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.550%	11/1/23	4,190	4,152
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.125%	11/1/23	1,250	1,243
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.700%	11/1/23	5,815	5,812
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.550%	5/1/24	4,310	4,237
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.750%	5/1/24	4,000	3,937
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.700%	11/1/24	4,225	4,071
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.850%	11/1/24	2,535	2,424
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.600%	11/1/24	15,505	15,082
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	5/1/25	4,890	4,673
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.950%	5/1/25	3,610	3,405
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.400%	5/1/25	100	99
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	11/1/25	19,830	18,294
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	11/1/25	2,165	2,013
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	11/1/25	3,000	2,757
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.650%	11/1/25	285	275
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.100%	5/1/26	1,750	1,619
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.100%	11/1/26	3,000	2,739
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.200%	5/1/30	1,395	1,270
New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.250%	5/1/23	880	872
New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.650%	11/1/25	2,150	1,994
New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.650%	11/1/25	5,005	4,617
New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.700%	11/1/25	4,000	3,730

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.000%	11/1/26	2,170	1,994
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.000%	11/1/26	3,750	3,455
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.100%	5/1/27	21,250	19,339
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/27	23,575	22,932
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/27	12,420	12,081
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/27	38,000	38,000
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/27	5,000	5,000
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	5/1/62	2,400	2,410
[2,5]	New York State Housing Finance agency Local or Guaranteed Housing Revenue TOB VRDO	1.860%	2/2/23	22,500	22,500
[2,4,5]	New York State Power Authority Electric Power & Light Revenue (Green Transmission Project) TOB VRDO	1.780%	2/2/23	1,250	1,250
	New York State Thruway Authority Highway Revenue	5.000%	1/1/24	1,610	1,647
	New York State Thruway Authority Highway Revenue	5.000%	1/1/24	5,665	5,793
	New York State Thruway Authority Highway Revenue	5.000%	1/1/25	3,755	3,945
	New York State Thruway Authority Highway Revenue	5.000%	1/1/26	675	728
	New York State Thruway Authority Highway Revenue	5.000%	1/1/28	1,065	1,137
	New York State Thruway Authority Highway Revenue	5.000%	1/1/29	1,200	1,280
	New York State Thruway Authority Highway Revenue	5.000%	1/1/32	1,030	1,079
[2,5]	New York State Thruway Authority Highway Revenue TOB VRDO	1.810%	2/2/23	2,925	2,925
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/29	12,490	14,511
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/27	42,515	47,279
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	4,220	4,460
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	11,815	12,486
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	3,625	3,831
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	10,000	10,865
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/27	23,825	26,524
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/27	12,130	13,504
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	8,040	8,064
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	1,020	1,101
	New York State Urban Development Corp. Income Tax Revenue	5.000%	9/15/29	20,000	23,510
	New York State Urban Development Corp. Income Tax Revenue	5.000%	9/15/30	60,000	71,901

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	2,000	2,055
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	8,260	9,216
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	2,610	2,777
	New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/29	26,020	30,377
	New York Transportation Development Corp. Industrial Port, Airport & Marina Revenue	5.000%	12/1/30	2,000	2,257
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/23	550	560
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/24	1,000	1,040
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/25	3,240	3,441
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/26	3,675	3,950
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/27	3,085	3,350
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/28	2,085	2,291
	Niagara Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	5/15/23	1,660	1,665
	Niskayuna Central School District BAN GO	4.000%	6/29/23	13,050	13,098
[5]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	2.110%	2/1/23	24,600	24,600
[2,5]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	1.710%	2/2/23	10,000	10,000
	Oneida County Local Development Corp. College & University Revenue	5.000%	7/1/29	1,105	1,170
[4]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	920	959
[4]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	970	1,035
[4]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	830	901
[4]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	840	928
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/23	465	468
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/24	345	350
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/24	485	496
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/25	510	528
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/27	565	599
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/29	625	673
[4]	Oyster Bay NY GO	2.000%	3/1/23	4,660	4,658
	Oyster Bay NY GO	4.000%	3/1/23	850	851
[1]	Oyster Bay NY GO	4.000%	11/1/24	950	976
[4]	Oyster Bay NY GO	4.000%	3/1/25	1,145	1,184

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Oyster Bay NY GO	4.000%	11/1/25	750	785
[4]	Oyster Bay NY GO	2.000%	3/1/26	4,945	4,868
[4]	Oyster Bay NY GO	4.000%	3/1/26	920	969
[4]	Oyster Bay NY GO	2.000%	3/1/27	5,045	4,933
[4]	Oyster Bay NY GO	4.000%	3/1/27	820	877
[4]	Oyster Bay NY GO	5.000%	8/1/27	1,000	1,122
[4]	Oyster Bay NY GO	2.000%	3/1/28	5,145	4,982
[4]	Oyster Bay NY GO	4.000%	3/1/28	850	923
[4]	Oyster Bay NY GO	5.000%	8/1/28	1,500	1,721
[4]	Oyster Bay NY GO	2.000%	3/1/29	5,250	5,012
[4]	Oyster Bay NY GO	5.000%	8/1/29	1,700	1,989
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/25	1,835	1,926
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/26	1,255	1,328
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/26	4,655	4,969
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/15/26	510	528
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/27	220	233
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/27	6,750	7,315
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/28	5,000	5,493
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/30	1,000	1,058
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/30	5,745	6,448
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/23	600	606
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/25	440	465
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/26	680	734
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/27	485	533
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/28	500	559
	Schalmont Central School District BAN GO	3.500%	8/31/23	8,527	8,553
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project) PUT	1.550%	3/1/25	200	192
	Suffolk County NY GO	5.000%	5/1/23	125	126
[4]	Suffolk County NY GO	5.000%	5/15/23	10,845	10,923
[1]	Suffolk County NY GO	5.000%	6/15/23	3,715	3,750
	Suffolk County NY GO	5.000%	6/15/23	860	868
	Suffolk County NY GO	5.000%	10/1/23	705	717
[1]	Suffolk County NY GO	5.000%	6/15/24	2,810	2,908
	Suffolk County NY GO	5.000%	6/15/24	885	916
	Suffolk County NY GO	5.000%	10/1/24	1,000	1,043
[4]	Suffolk County NY GO	4.000%	10/15/24	4,640	4,760
[4]	Suffolk County NY GO	5.000%	10/15/24	2,945	3,074
[1]	Suffolk County NY GO	5.000%	6/15/25	2,935	3,114
	Suffolk County NY GO	5.000%	6/15/25	925	980

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Suffolk County NY GO	5.000%	10/1/25	1,000	1,068
[4]	Suffolk County NY GO	4.000%	10/15/25	4,730	4,934
[1]	Suffolk County NY GO	5.000%	10/15/25	2,260	2,419
[1]	Suffolk County NY GO	5.000%	4/1/26	1,565	1,697
[4]	Suffolk County NY GO	5.000%	5/15/26	7,850	8,536
[1]	Suffolk County NY GO	5.000%	6/15/26	2,930	3,192
	Suffolk County NY GO	5.000%	6/15/26	975	1,059
	Suffolk County NY GO	5.000%	10/1/26	1,125	1,231
[4]	Suffolk County NY GO	4.000%	10/15/26	4,820	5,114
[4]	Suffolk County NY GO	5.000%	11/1/26	9,160	10,071
[4]	Suffolk County NY GO	5.000%	5/15/27	3,250	3,616
[1]	Suffolk County NY GO	5.000%	6/15/27	4,270	4,760
	Suffolk County NY GO	5.000%	6/15/27	765	850
	Suffolk County NY GO	5.000%	10/1/27	905	1,012
[1]	Suffolk County NY GO	4.000%	10/15/27	7,925	8,532
[4]	Suffolk County NY GO	5.000%	11/1/27	9,615	10,810
	Suffolk County NY GO	5.000%	6/15/28	660	748
	Suffolk County NY GO	5.000%	10/1/28	785	895
[1]	Suffolk County NY GO	3.000%	6/15/32	4,000	4,056
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/30	1,500	1,661
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/31	1,095	1,220
	Tompkins County Development Corp. College & University Revenue	5.000%	7/1/26	400	421
	Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal At Ithaca Inc. Project)	4.000%	7/1/23	950	950
	Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal At Ithaca Inc. Project)	4.000%	7/1/24	985	983
	Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal At Ithaca Inc. Project)	4.000%	7/1/25	1,025	1,025
	Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal At Ithaca Inc. Project)	4.000%	7/1/26	450	449
	Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal At Ithaca Inc. Project)	4.000%	7/1/27	455	452
	Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal At Ithaca Inc. Project)	4.000%	7/1/28	460	451
	Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal At Ithaca Inc. Project)	4.000%	7/1/29	470	457
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	8,800	8,820
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/25	1,035	1,042
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/26	8,415	8,475
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/27	425	472
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/27	500	504
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/28	4,975	5,010
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/29	140	144

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/31	400	403
[3]	Triborough Bridge & Tunnel Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.250%	1.910%	1/1/33	14,665	14,648
	Triborough Bridge & Tunnel Authority Miscellaneous Revenue PUT	5.000%	5/15/26	25,235	27,107
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/25	3,675	3,957
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/26	28,000	30,567
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/26	5,655	6,251
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/27	8,700	9,764
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/27	3,265	3,699
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/28	30,000	34,404
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/30	15,995	19,077
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue (Metropolitan Transportation Authority Payroll Mobility Tax Revenue)	5.000%	5/15/29	24,215	28,352
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/24	9,250	9,112
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/26	9,700	9,408
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/28	21,285	20,217
[2,5]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB VRDO	1.720%	2/2/23	4,932	4,933
[3]	Triborough Bridge & Tunnel Authority Transit Revenue, SIFMA Municipal Swap Index Yield + 0.380%	3.261%	1/1/32	5,180	5,133
	Troy Capital Resource Corp. College & University Revenue	5.000%	8/1/23	1,630	1,650
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/23	4,295	4,357
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/23	335	340
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/24	4,000	4,127
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/25	4,600	4,832
	Troy Capital Resource Corp. College & University Revenue	5.000%	8/1/26	150	159
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/27	2,325	2,535
	Trust for Cultural Resources of The City of New York Miscellaneous Revenue	4.000%	4/1/26	2,300	2,418
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/23	10,000	10,065
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/24	9,675	9,882
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/26	4,990	5,234
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/27	2,780	2,952
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/28	2,025	2,149

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/32	1,000	1,057
	Utica NY BAN GO	5.000%	1/25/24	10,439	10,637
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/26	1,000	1,022
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/27	1,045	1,111
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/28	15,000	16,415
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/28	15,000	16,622
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/29	15,000	16,795
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/29	15,000	16,983
	Vestal Central School District BAN GO	3.500%	6/29/23	12,560	12,582
	Victor Central School District BAN GO	4.000%	6/30/23	13,295	13,346
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,230	1,253
[5]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	2.875%	7/1/26	1,380	1,332
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	515	528
[5]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.200%	7/1/28	6,370	6,036
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	200	205
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/23	1,610	1,620
[1]	Yonkers NY GO	5.000%	10/15/23	300	305
[1]	Yonkers NY GO	5.000%	10/1/24	200	208
[4]	Yonkers NY GO	5.000%	3/15/25	500	526
[1]	Yonkers NY GO	5.000%	9/1/26	1,515	1,655
[1]	Yonkers NY GO	5.000%	11/15/26	250	274
[4]	Yonkers NY GO	5.000%	3/15/27	500	553
[1]	Yonkers NY GO	5.000%	9/1/27	1,000	1,117
[1]	Yonkers NY GO	5.000%	10/15/27	1,600	1,792
[4]	Yonkers NY GO	5.000%	3/15/28	400	452
[1]	Yonkers NY GO	5.000%	9/1/28	750	855
[1]	Yonkers NY GO	5.000%	10/15/28	1,000	1,142
[1]	Yonkers NY GO	5.000%	9/1/29	750	870
[1]	Yonkers NY GO	5.000%	10/15/29	1,785	2,076
[1]	Yonkers NY GO	5.000%	11/15/29	200	233
[4]	Yonkers NY GO	5.000%	9/1/30	4,365	4,622
[1]	Yonkers NY GO	5.000%	11/15/30	375	444
					4,448,385
North Carolina (0.8%)
	Appalachian State University Appropriations Revenue	5.000%	10/1/23	1,090	1,108
	Cabarrus County NC Lease (Appropriation) Revenue	5.000%	6/1/23	1,000	1,009
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	4.000%	7/1/23	1,175	1,183
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/24	630	653

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/15/24	1,875	1,921
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/15/25	650	681
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/15/27	1,660	1,824
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/15/28	1,795	2,016
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/15/29	2,750	3,151
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/15/30	3,260	3,798
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/23	23,000	23,044
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/2/24	1,410	1,471
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	0.800%	10/31/25	4,000	3,819
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/28	4,275	4,847
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	1.950%	11/1/29	5,335	5,120
[3]	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.600%	2.260%	1/15/48	2,500	2,501
[4]	Fayetteville State University Lease (Non-Terminable) Revenue	5.000%	4/1/27	495	540
[4]	Fayetteville State University Lease (Non-Terminable) Revenue	5.000%	4/1/28	520	576
[4]	Fayetteville State University Lease (Non-Terminable) Revenue	5.000%	4/1/29	540	608
	Forsyth County NC GO	3.000%	5/1/29	2,535	2,548
	Henderson County NC Lease (Appropriation) Revenue	4.000%	6/1/25	375	389
[9]	Inlivian Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	9,381	9,841
	Moore County NC Appropriations Revenue	5.000%	6/1/28	350	399
	New Hanover County NC Health, Hospital, Nursing Home Revenue, ETM	5.000%	10/1/23	1,190	1,209
	New Hanover County NC Health, Hospital, Nursing Home Revenue, ETM	5.000%	10/1/24	2,115	2,202
	North Carolina Appropriations Revenue	5.000%	3/1/23	1,500	1,503
	North Carolina Appropriations Revenue	5.000%	5/1/26	7,600	8,281
	North Carolina Capital Facilities Finance Agency College & University Revenue	4.000%	5/1/23	250	251
	North Carolina Capital Facilities Finance Agency College & University Revenue	4.000%	5/1/24	145	147
	North Carolina Capital Facilities Finance Agency College & University Revenue	5.000%	5/1/26	275	295
	North Carolina Capital Facilities Finance Agency Resource Recovery Revenue (Republic Services Inc. Project) PUT	2.900%	7/1/34	15,000	15,000
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/24	8,265	8,497
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	1.350%	7/1/29	1,835	1,599

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/47	3,685	3,713
North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	7/1/47	6,460	6,567
North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/50	7,235	7,318
North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	7/1/51	7,335	7,228
North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	7/1/51	3,430	3,376
North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	7/1/51	4,555	4,485
North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	7/1/52	6,790	6,872
North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	7/1/53	8,000	8,912
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.000%	3/1/23	75	75
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/23	190	190
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	800	803
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	1,885	1,922
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	3/1/24	220	219
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/24	200	202
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	920	926
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	2,135	2,224
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	255	249
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	3/1/25	130	129
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	205	208
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	2.300%	9/1/25	495	467
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,425	1,517
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	245	237
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	125	126
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	220	223
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	700	755
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/26	865	852
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,545	1,681
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	565	559
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	750	819
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/27	900	882

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	10/1/27	600	597
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,000	1,003
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Pennbyrn At Maryfield Project)	2.875%	10/1/26	300	284
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/26	1,145	1,224
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, ETM	5.000%	10/1/23	945	961
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	9/1/23	1,000	1,044
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/23	1,250	1,308
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/23	890	931
[3]	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.350%	2.010%	10/1/35	9,115	9,115
[4]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/24	1,270	1,297
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/25	1,250	1,302
	North Carolina Turnpike Authority Highway Revenue	0.000%	7/1/28	750	606
	North Carolina Turnpike Authority Highway Revenue BAN, ETM	5.000%	2/1/24	8,500	8,699
	Union County NC Enterprise System Water Revenue	1.375%	6/1/30	4,235	3,680
[3]	University of North Carolina at Chapel Hill College & University Revenue, 67% of SOFR + 0.650%	3.531%	12/1/41	6,000	6,017
[3]	University of North Carolina at Chapel Hill Health, Hospital, Nursing Home Revenue, 67% of SOFR + 0.650%	3.531%	12/1/41	30,400	30,485
	University of North Carolina at Charlotte College & University Revenue	5.000%	10/1/24	400	416
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/23	465	466
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/24	495	502
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/25	520	532
	Winston-Salem State University Foundation LLC College & University Revenue	5.000%	4/1/26	550	587
	Winston-Salem State University Foundation LLC College & University Revenue	5.000%	4/1/27	580	630

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Winston-Salem State University Foundation LLC College & University Revenue	5.000%	4/1/28	415	459
					247,912
North Dakota (0.1%)
	Cass County Joint Water Resource District GO	0.480%	5/1/24	4,000	3,844
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	80	81
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	75	77
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	105	110
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	135	144
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,250	1,354
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	2,000	2,192
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/38	510	511
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/46	1,215	1,214
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/47	900	907
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/53	8,665	8,854
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	1/1/53	4,000	4,262
[3]	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue (Housing Finance Program), SIFMA Municipal Swap Index Yield + 0.200%	1.860%	1/1/43	1,710	1,710
[10]	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue (Housing Finance Program), SIFMA Municipal Swap Index Yield + 0.200%	5.750%	7/1/53	3,820	4,224
[4]	University of North Dakota COP	5.000%	6/1/24	825	851
	West Fargo ND GO	4.000%	5/1/23	500	502
	West Fargo ND GO	4.000%	5/1/25	350	362
	West Fargo ND GO	4.000%	5/1/26	500	525
	West Fargo ND GO	4.000%	5/1/27	425	446
					32,170
Ohio (2.4%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	1,605	1,629
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	650	662
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	325	338
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	200	210
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	250	267

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	500	535
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	425	455
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	375	408
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	625	678
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	650	722
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	700	791
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	700	803
	Akron OH GO	5.000%	12/1/25	1,035	1,081
	Akron OH Income Tax Revenue	4.000%	12/1/24	350	361
	Akron OH Income Tax Revenue	4.000%	12/1/24	365	376
	Akron OH Income Tax Revenue	4.000%	12/1/25	400	419
	Akron OH Income Tax Revenue	4.000%	12/1/25	470	492
	Akron OH Income Tax Revenue	4.000%	12/1/26	620	660
	Akron OH Income Tax Revenue	4.000%	12/1/26	935	995
	Akron OH Income Tax Revenue	4.000%	12/1/27	815	866
	Akron OH Income Tax Revenue	4.000%	12/1/28	2,380	2,594
	Akron OH Income Tax Revenue	5.000%	12/1/30	505	552
	Akron OH Income Tax Revenue	4.000%	12/1/32	1,000	1,074
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	9,010	9,113
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	550	560
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	15,770	16,318
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,165	1,215
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	25,070	26,544
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	2,000	2,135
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	2,530	2,757
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	4,000	4,440
[2,5]	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	1.690%	2/2/23	5,690	5,690
	Allen County OH Hospital Facilities Revenue Health, Hospital, Nursing Home Revenue PUT	5.000%	8/3/27	9,770	10,502
	Allen County OH Hospital Facilities Revenue Health, Hospital, Nursing Home Revenue PUT	5.000%	6/4/30	30,065	33,374
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/26	3,050	3,124
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/28	14,100	14,435

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	5.000%	2/15/23	3,000	3,002
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	5.000%	2/15/24	3,835	3,926
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	5.000%	2/15/25	7,020	7,355
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	4.000%	2/15/30	100	104
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	5.000%	2/15/26	340	365
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	5.000%	2/15/27	400	438
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	5.000%	2/15/28	400	447
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	5.000%	2/15/29	500	570
	American Municipal Power Inc. Electric Power & Light Revenue (Greenup Hydroelectric Project)	5.000%	2/15/23	1,400	1,401
	American Municipal Power Inc. Electric Power & Light Revenue (Meldahl Hydroelectric Project)	5.000%	2/15/23	425	425
	American Municipal Power Inc. Electric Power & Light Revenue (Meldahl Hydroelectric Project)	5.000%	2/15/24	370	379
	American Municipal Power Inc. Electric Power & Light Revenue PUT	1.000%	8/15/24	10,095	9,757
	Belmont County OH BAN GO	3.000%	8/17/23	2,000	1,997
	Blendon Township OH BAN GO	5.000%	11/16/23	1,475	1,496
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	2,210	2,249
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	2,640	2,725
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,715	1,852
	Bowling Green State University College & University Revenue	5.000%	6/1/23	175	176
	Bowling Green State University College & University Revenue	5.000%	6/1/24	325	335
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/27	5,020	5,364
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/29	880	963
[11]	Butler County OH GO	5.250%	12/1/26	2,000	2,133
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,500	1,552
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,000	1,057
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	3,615	3,881
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,190	1,300

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Butler County OH Health, Hospital, Nursing Home Revenue	3.300%	11/15/29	3,950	3,960
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,225	1,330
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	3,545	3,845
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	4,005	4,338
[1]	Celina City School District GO	4.000%	12/1/23	165	167
[1]	Celina City School District GO	5.000%	12/1/26	250	274
[1]	Celina City School District GO	5.000%	12/1/27	220	246
[1]	Celina City School District GO	5.000%	12/1/28	245	278
	Centerville OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	420	421
	Centerville OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	650	653
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	1,580	1,608
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	500	519
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	950	1,008
[2,4,5,12]	Cincinnati City School District GO TOB VRDO	1.690%	2/2/23	5,000	5,000
[4]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/23	405	413
[4]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/24	475	496
[4]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/25	200	214
[4]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/25	1,000	1,045
[4]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/26	2,255	2,365
[4]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/27	1,020	1,070
[4]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/31	100	105
	Cleveland OH GO	2.000%	12/1/23	375	373
	Cleveland OH GO	4.000%	12/1/24	300	309
	Cleveland OH GO	5.000%	12/1/24	1,000	1,048
	Cleveland OH GO	2.000%	12/1/25	300	297
	Cleveland OH GO	3.000%	12/1/26	680	699
	Cleveland OH GO	4.000%	12/1/26	800	851
	Cleveland OH GO	2.000%	12/1/27	460	451
	Cleveland OH GO	3.000%	12/1/27	1,480	1,528
	Cleveland OH GO	2.000%	12/1/28	615	599
	Cleveland OH Income Tax Revenue	4.000%	10/1/23	250	253
	Cleveland OH Income Tax Revenue	4.000%	10/1/23	200	202
	Cleveland OH Income Tax Revenue	5.000%	10/1/23	230	234
	Cleveland OH Income Tax Revenue	4.000%	10/1/24	300	308
	Cleveland OH Income Tax Revenue	4.000%	10/1/24	280	287
	Cleveland OH Income Tax Revenue	5.000%	10/1/24	200	209
	Cleveland OH Income Tax Revenue	5.000%	10/1/25	175	187
	Cleveland OH Income Tax Revenue	4.000%	10/1/26	225	239
	Cleveland OH Income Tax Revenue	4.000%	10/1/26	300	319
	Cleveland OH Income Tax Revenue	4.000%	10/1/26	150	159
	Cleveland OH Income Tax Revenue	4.000%	10/1/27	240	259

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cleveland OH Income Tax Revenue	4.000%	10/1/28	400	437
	Cleveland State University College & University Revenue	5.000%	6/1/28	515	551
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/27	1,320	1,441
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/28	1,385	1,534
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/29	1,455	1,627
[2,5]	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue TOB VRDO	1.760%	2/2/23	3,750	3,750
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/25	150	158
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/27	125	137
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/28	155	173
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/29	175	199
[1]	Cloverleaf Local School District COP	3.000%	12/1/23	360	361
[1]	Cloverleaf Local School District COP	3.000%	12/1/25	230	234
[1]	Cloverleaf Local School District COP	4.000%	12/1/26	270	285
[1]	Cloverleaf Local School District COP	4.000%	12/1/27	250	267
[1]	Cloverleaf Local School District COP	4.000%	12/1/28	220	238
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	1.000%	8/1/25	235	224
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	4.000%	8/1/27	300	313
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	4.000%	8/1/29	250	264
	Columbus OH GO	5.000%	4/1/25	2,500	2,646
[5]	Columbus-Franklin County Finance Authority Tax Increment/ Allocation Revenue	5.000%	6/1/28	8,590	8,634
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/23	455	457
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/24	475	483
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/25	250	264
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/26	540	583
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/27	1,095	1,205
	Cuyahoga Community College District College & University Revenue	4.000%	2/1/28	10	11
	Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/24	250	257
	Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/26	1,750	1,798
	Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/28	575	590
	Cuyahoga County OH General Fund Revenue	5.000%	12/1/26	3,435	3,781
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/23	4,660	4,663

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	5,655	5,771
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	4,000	4,145
	Cuyahoga County OH Sales Tax Revenue, Prere.	5.000%	12/1/23	1,000	1,022
	Cuyahoga County OH Sales Tax Revenue, Prere.	5.000%	12/1/23	535	547
[1]	Cuyahoga Falls City School District GO	4.000%	12/1/26	375	398
[1]	Cuyahoga Falls City School District GO	4.000%	12/1/27	675	728
[1]	Cuyahoga Falls City School District GO	4.000%	12/1/28	390	423
[9]	Cuyahoga Metropolitan Housing Authority Local or Guaranteed Housing Revenue PUT	4.750%	12/1/25	1,090	1,133
[9]	Cuyahoga Metropolitan Housing Authority Local or Guaranteed Housing Revenue PUT	4.000%	6/1/26	2,095	2,133
[2,5]	Cuyahoga OH COP TOB VRDO	1.760%	2/7/23	4,100	4,100
	Cuyahoga OH County Sales Tax Revenue (Ballpark Improvement Project)	4.000%	1/1/29	6,255	6,826
	Dayton Metro Library GO	4.000%	12/1/26	635	673
	Dublin OH GO	3.000%	12/1/23	1,025	1,030
[2,5]	East Alabama Health Care Authority Revenue TOB VRDO	1.600%	2/1/23	16,460	16,460
	Fairborn City School District GO	4.000%	12/1/25	200	209
	Fairborn City School District GO	4.000%	12/1/27	175	189
	Fairborn City School District GO	4.000%	12/1/28	180	196
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/25	250	267
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/26	250	272
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	400	401
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	405	408
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	200	214
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	420	424
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	970	976
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,015	1,015
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,065	1,057
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	950	969
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	2,500	2,582
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/26	500	535
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	18,080	20,115
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/27	600	654
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/24	1,355	1,363
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/25	3,435	3,689
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/26	7,090	7,816
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/27	5,000	5,642

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Hillsdale Local School District COP	4.000%	12/1/24	625	642
[1]	Hillsdale Local School District COP	4.000%	12/1/25	1,150	1,199
[1]	Hillsdale Local School District COP	4.000%	12/1/26	1,755	1,854
[1]	Hillsdale Local School District COP	4.000%	12/1/27	1,845	1,971
	Kent State University College & University Revenue	4.000%	5/1/23	3,060	3,070
	Kenton City School District GO	4.000%	11/1/24	190	195
	Lake County OH Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/15/23	815	825
	Lake County OH Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/15/24	980	1,016
	Lake County OH Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/25	1,090	1,158
	Lake County OH Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/25	2,255	2,395
	Lakewood OH Income Tax Revenue	1.750%	3/16/23	4,250	4,245
[2]	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	2/1/25	11,485	11,823
	Lebanon City School District GO	2.000%	12/1/23	170	169
	Lebanon City School District GO	3.000%	12/1/25	170	173
[1]	Lorain OH GO	4.000%	12/1/24	250	257
[1]	Lorain OH GO	4.000%	12/1/26	350	370
[1]	Lorain OH GO	4.000%	12/1/27	350	374
[1]	Lorain OH GO	4.000%	12/1/28	280	302
[9]	Lucas-Plaza Housing Development Corp. Local or Guaranteed Housing Revenue, ETM	0.000%	6/1/24	19,430	18,785
	Mahoning County OH Sewer Revenue	2.000%	12/1/23	200	199
	Mahoning County OH Sewer Revenue	3.000%	12/1/26	125	128
	Mahoning County OH Sewer Revenue	3.000%	12/1/27	100	103
	Mayfield Heights OH BAN GO	3.000%	7/20/23	6,750	6,740
	Miami University OH College & University Revenue	5.000%	9/1/23	850	862
	Miami University OH College & University Revenue	5.000%	9/1/25	390	415
	Miami University OH College & University Revenue	5.000%	9/1/26	700	764
	Miami University OH College & University Revenue	5.000%	9/1/26	410	447
	Miami University OH College & University Revenue	5.000%	9/1/27	575	642
	Miami University OH College & University Revenue	5.000%	9/1/27	190	212
	Miami University OH College & University Revenue	5.000%	9/1/28	800	911
	Miami University OH College & University Revenue	5.000%	9/1/28	260	296
	Miami University OH College & University Revenue	5.000%	9/1/29	270	313
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/25	70	72
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	100	107
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	500	536
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	505	549
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	300	326
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	610	671

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	345	383
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	1,560	1,731
[1]	Midview Local School District COP	4.000%	11/1/25	700	725
[1]	Midview Local School District COP	4.000%	11/1/26	1,305	1,370
[1]	Midview Local School District COP	4.000%	11/1/27	500	532
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	180	182
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	160	165
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,100	1,127
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	400	422
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	3,735	3,906
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	750	809
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	4,880	5,186
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	675	741
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	5,000	5,381
	Montgomery County OH Health, Hospital, Nursing Home Revenue	1.750%	8/1/28	1,800	1,698
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	600	669
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	625	707
[2,5,8]	Montgomery OH Health, Hospital, Nursing Home Revenue TOB VRDO	1.550%	2/1/23	7,000	7,000
[1]	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/23	100	102
[1]	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/25	165	176
[1]	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/27	200	222
[1]	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/28	220	246
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	5/15/23	1,125	1,133
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	11/15/24	1,500	1,568
	Ohio Air Quality Development Authority Electric Power & Light Revenue	3.250%	9/1/29	5,245	4,872
	Ohio Air Quality Development Authority Electric Power & Light Revenue (Duke Energy Corp. Project) PUT	4.000%	6/1/27	11,810	12,069
	Ohio Air Quality Development Authority Electric Power & Light Revenue PUT	1.375%	11/1/24	1,875	1,784
	Ohio Air Quality Development Authority Electric Power & Light Revenue PUT	4.000%	6/1/27	10,500	10,666
	Ohio Appropriations Revenue	5.000%	12/15/28	1,500	1,727
	Ohio Department of Administrative Services COP	5.000%	3/1/23	325	326
	Ohio Department of Administrative Services COP	5.000%	9/1/26	970	1,063
	Ohio Department of Administrative Services COP	5.000%	3/1/27	500	553

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio GO	5.000%	9/15/28	7,470	8,597
	Ohio GO	5.000%	5/1/31	1,115	1,182
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	135	139
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	1,700	1,780
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/26	1,000	1,069
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	145	155
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/27	500	545
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	295	319
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	3,600	4,074
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	4,150	4,791
	Ohio Health, Hospital, Nursing Home Revenue PUT	5.000%	1/15/25	6,750	7,011
[3]	Ohio Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.400%	2.060%	1/1/52	20,500	20,495
	Ohio Health, Hospital, Nursing Home Revenue VRDO	1.950%	2/1/23	9,000	9,000
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/24	1,915	2,000
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/25	905	944
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/25	2,000	2,145
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/26	950	1,014
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/26	1,535	1,605
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/27	500	544
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/27	250	268
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/28	250	277
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/28	525	582
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/28	375	407
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/29	1,105	1,247
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/29	450	492
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/30	425	468
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.000%	11/1/23	1,385	1,411
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.000%	11/1/24	1,255	1,307
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/26	350	371

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/27	385	413
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/28	400	434
	Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/23	400	404
	Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/24	735	755
	Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/25	260	273
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	5.000%	12/1/26	100	106
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	5.000%	12/1/28	395	429
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University Project), ETM	5.000%	12/1/23	1,170	1,194
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University Project), ETM	5.000%	12/1/25	1,290	1,386
	Ohio Higher Educational Facility Commission College & University Revenue PUT	1.625%	12/1/26	5,000	4,753
	Ohio Higher Educational Facility Commission College & University Revenue, ETM	5.000%	12/1/23	2,565	2,619
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	160	162
[10]	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	705	709
[10]	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	765	772
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	180	185
[10]	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	930	943
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/27	185	190
[10]	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/27	1,000	1,018
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/28	190	196
[10]	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/28	1,000	1,022
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/29	400	415
[10]	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/29	1,000	1,025
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue VRDO	1.220%	2/1/23	2,300	2,300
	Ohio Hospital Health, Hospital, Nursing Home Revenue	5.000%	1/15/24	225	230
	Ohio Housing Finance Agency Lease (Appropriation) Revenue	5.000%	4/1/25	750	792
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	3/1/52	2,000	1,971

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	3/1/52	7,000	7,394
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	2/1/24	16,495	16,786
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	6/1/24	20,500	21,003
	Ohio Lease (Appropriation) Revenue	5.000%	12/1/25	2,300	2,474
	Ohio Lease (Appropriation) Revenue	5.000%	2/1/26	1,510	1,631
	Ohio Lease (Appropriation) Revenue	5.000%	4/1/26	2,110	2,228
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/26	3,895	4,278
	Ohio Lease (Appropriation) Revenue	5.000%	2/1/27	1,325	1,464
	Ohio Lease (Appropriation) Revenue	5.000%	2/1/27	3,210	3,546
	Ohio Lease (Appropriation) Revenue (Administrative Building Fund Project)	5.000%	4/1/27	1,000	1,109
	Ohio Lease (Appropriation) Revenue (Building Funding Projects)	5.000%	10/1/23	1,550	1,577
	Ohio Lease (Appropriation) Revenue (Building Funding Projects)	5.000%	10/1/24	1,550	1,618
	Ohio Lease (Appropriation) Revenue (Building Funding Projects)	5.000%	10/1/25	1,090	1,167
	Ohio Lease Revenue	5.000%	4/1/23	800	803
	Ohio Lease Revenue	5.000%	4/1/25	815	861
	Ohio Special Obligation Revenue	5.000%	6/1/23	1,060	1,069
	Ohio Special Obligation Revenue	5.000%	10/1/23	1,260	1,282
	Ohio State University College & University Revenue	5.000%	12/1/25	980	1,051
	Ohio State University College & University Revenue	4.000%	6/1/31	1,250	1,255
[2,5]	Ohio State University General Receipts College & University Revenue TOB VRDO	1.690%	2/2/23	5,750	5,750
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/24	1,520	1,561
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/28	5,000	5,668
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/29	3,660	4,238
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/30	2,870	3,389
	Ohio Water Development Authority Lease Revenue	5.250%	6/1/24	1,995	2,057
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/26	2,120	2,282
	Pickerington Local School District GO	4.500%	5/23/23	3,500	3,512
	Princeton City School District GO	5.000%	12/1/23	1,350	1,379
	Princeton City School District GO	5.000%	12/1/25	815	853
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	500	509
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	525	545
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	630	669
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	575	623
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	500	552
	Scioto County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	2,840	3,004
	Scioto County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/33	1,255	1,300
[1]	Sharonville OH Special Obligation Revenue	4.000%	12/1/26	925	981
[1]	Sharonville OH Special Obligation Revenue	4.000%	12/1/27	970	1,043

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Sharonville OH Special Obligation Revenue	4.000%	12/1/28	725	790
	South-Western City School District GO	5.000%	12/1/23	1,095	1,119
[4]	Toledo OH GO	5.000%	12/1/25	1,435	1,531
[4]	Toledo OH GO	5.000%	12/1/30	1,200	1,392
	Toledo OH Water System Water Revenue	5.000%	11/15/23	1,595	1,628
	Toledo OH Water System Water Revenue	5.000%	11/15/25	1,285	1,380
	Toledo-Lucas County Port Authority Local or Guaranteed Housing Revenue	5.000%	7/1/24	1,485	1,495
	Toledo-Lucas County Port Authority Local or Guaranteed Housing Revenue	5.000%	7/1/29	2,250	2,264
	University of Akron College & University Revenue	5.000%	1/1/24	955	977
	University of Akron College & University Revenue	5.000%	1/1/24	535	547
	University of Akron College & University Revenue	5.000%	1/1/26	480	502
	University of Akron College & University Revenue	4.000%	1/1/27	3,000	3,145
	University of Akron College & University Revenue, Prere.	5.000%	1/1/25	3,545	3,714
	University of Toledo College & University Revenue	5.000%	6/1/23	3,000	3,023
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	250	256
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	800	846
[1]	Wright State University College & University Revenue	5.000%	5/1/24	545	562
[1]	Wright State University College & University Revenue	5.000%	5/1/26	515	556
[1]	Wright State University College & University Revenue	5.000%	5/1/27	545	600
[4]	Youngstown State University College & University Revenue	4.000%	12/15/27	1,620	1,740
[4]	Youngstown State University College & University Revenue	4.000%	12/15/28	1,250	1,359
					747,766
Oklahoma (0.4%)
	Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue	4.000%	6/1/26	3,500	3,668
	Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue	4.000%	6/1/27	9,000	9,556
	Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue	4.000%	6/1/28	2,200	2,363
	Edmond Public Works Authority Sales Tax Revenue	4.000%	7/1/23	1,020	1,027
	Edmond Public Works Authority Sales Tax Revenue	4.000%	7/1/24	1,000	1,021
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/23	3,655	3,684
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	5,040	5,088
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,030	1,075
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	5.000%	7/1/26	1,250	1,361
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	5.000%	7/1/27	1,300	1,445

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	950	1,001
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,230	1,296
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	2,005	2,111
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/23	3,260	3,255
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/24	1,435	1,431
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/25	3,275	3,293
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/26	2,400	2,421
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/27	2,600	2,631
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/28	3,650	3,702
[4]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/24	1,250	1,278
[4]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/25	500	524
[4]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/26	3,750	4,029
[4]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/27	2,750	3,022
	Oklahoma State University College & University Revenue	5.000%	9/1/23	180	183
	Oklahoma State University College & University Revenue	5.000%	9/1/24	190	198
	Oklahoma State University College & University Revenue	5.000%	9/1/24	205	213
	Pontotoc County Educational Facilities Authority Lease (Appropriation) Revenue (ADA Public School Project)	4.000%	9/1/26	200	209
	Pontotoc County Educational Facilities Authority Lease (Appropriation) Revenue (ADA Public School Project)	4.000%	9/1/27	650	687
	Pontotoc County Educational Facilities Authority Lease (Appropriation) Revenue (ADA Public School Project)	4.000%	9/1/29	275	295
	Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/24	1,055	1,085
	Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/25	1,090	1,153
	Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/26	1,030	1,117
	Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/27	1,000	1,109
	Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/28	970	1,094
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/24	1,000	1,014
	Tulsa County Industrial Authority Lease (Appropriation) Revenue	4.000%	9/1/31	1,000	1,098

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tulsa County Industrial Authority Lease Revenue (Owasso Public School Project)	5.000%	9/1/23	530	537
Tulsa County Industrial Authority Sales Tax Revenue	4.000%	12/1/23	3,565	3,609
Tulsa County Industrial Authority Sales Tax Revenue	4.000%	12/1/24	3,710	3,810
Tulsa County Industrial Authority Sales Tax Revenue	4.000%	12/1/25	3,860	4,036
Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/24	11,510	11,780
Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/25	11,610	12,078
University of Oklahoma College & University Revenue	4.000%	7/1/24	285	289
University of Oklahoma College & University Revenue	5.000%	7/1/25	290	307
University of Oklahoma College & University Revenue	5.000%	7/1/26	815	883
University of Oklahoma College & University Revenue	5.000%	7/1/27	435	481
University of Oklahoma College & University Revenue	5.000%	7/1/28	500	541
University of Oklahoma College & University Revenue	5.000%	7/1/28	455	513
				108,601
Oregon (0.5%)
Clackamas & Washington Counties School District No. 3 GO	5.000%	6/15/27	500	558
Clackamas County School District No. 115 GO	0.000%	6/15/27	3,575	3,181
Clackamas County School District No. 86 Canby GO	4.000%	6/15/26	775	819
Clackamas County School District No. 86 Canby GO	5.000%	6/15/27	650	724
Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	200	211
Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	300	322
Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	300	326
Deschutes Public Library District GO	4.000%	6/1/27	1,450	1,557
Forest Grove OR College & University Revenue	5.000%	5/1/26	335	353
Forest Grove OR College & University Revenue	5.000%	5/1/28	1,255	1,353
Hillsboro School District No. 1J GO	5.000%	6/15/23	500	505
Hillsboro School District No. 1J GO	4.000%	6/15/25	575	597
Hospital Facilities Authority of Multnomah County Oregon Health, Hospital, Nursing Home Revenue	0.950%	6/1/27	5,800	5,088
Hospital Facilities Authority of Multnomah County Oregon Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/25	11,435	11,582
Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/25	300	317
Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/26	555	600
Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/27	500	551

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,5]	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.350%	2/1/23	5,000	5,000
[2,5]	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.780%	2/2/23	4,000	4,000
	Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow GO	5.000%	6/15/25	3,125	3,322
	Oregon GO	2.000%	8/1/25	2,545	2,534
	Oregon GO, Prere.	5.000%	5/1/23	5,560	5,595
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.000%	7/1/44	470	471
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.500%	7/1/49	5,645	5,742
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.750%	1/1/50	3,370	3,453
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	3.500%	1/1/51	4,305	4,310
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.000%	7/1/51	3,490	3,566
	Oregon State Business Development Commission Industrial Revenue PUT	2.400%	8/14/23	4,500	4,482
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	425	447
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	300	321
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	285	308
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/23	675	679
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/30	12,120	13,849
[2]	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project) VRDO	1.210%	2/1/23	3,300	3,300
[2,5]	Oregon State Health & Science University Health, Hospital, Nursing Home Revenue TOB VRDO	1.780%	2/7/23	5,800	5,800
	Oregon State Lottery Revenue	5.000%	4/1/26	130	134
	Oregon State Lottery Revenue	5.000%	4/1/26	835	883
	Oregon State Lottery Revenue	5.000%	4/1/29	1,510	1,595
	Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/23	2,575	2,617
	Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/24	2,640	2,750
	Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/25	5,110	5,457
	Port of Morrow OR GO	4.000%	6/1/23	150	151
	Port of Morrow OR GO	4.000%	12/1/23	100	101
	Port of Morrow OR GO	4.000%	6/1/24	160	163
	Port of Morrow OR GO	4.000%	12/1/24	160	164
	Port of Morrow OR GO	4.000%	6/1/25	165	170
	Port of Morrow OR GO	4.000%	12/1/25	150	155
	Port of Morrow OR GO	4.000%	6/1/26	170	177
	Port of Morrow OR GO	4.000%	12/1/26	170	179
	Port of Morrow OR GO	4.000%	6/1/27	535	565

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Port of Morrow OR GO	4.000%	12/1/27	240	255
Port of Morrow OR GO	4.000%	6/1/28	1,105	1,177
Port of Morrow OR GO	4.000%	12/1/28	1,045	1,118
Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/26	950	1,011
Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/27	1,305	1,451
Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/28	3,650	4,144
Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/30	2,880	3,385
Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/31	2,900	3,456
Portland Community College District GO	5.000%	6/15/24	1,125	1,165
Portland OR GO	5.000%	6/1/23	2,180	2,199
Portland OR Sewer System Sewer Revenue	4.500%	5/1/30	2,975	3,172
Portland OR Water System Water Revenue	5.000%	5/1/25	6,500	6,889
Portland OR Water System Water Revenue	5.000%	5/1/26	5,095	5,547
Portland OR Water System Water Revenue	5.000%	5/1/27	5,165	5,761
Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/23	100	100
Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/24	110	110
Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/25	115	116
Salem-Keizer School District No. 24J GO	5.000%	6/15/25	1,025	1,089
Salem-Keizer School District No. 24J GO	5.000%	6/15/26	355	387
Salem-Keizer School District No. 24J GO	0.000%	6/15/27	5,000	4,424
Salem-Keizer School District No. 24J GO	5.000%	6/15/27	525	585
Seaside School District No. 10 GO	5.000%	6/15/31	1,000	1,112
Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	90	92
Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	100	104
Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	100	105
Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	150	160
Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	225	243
Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	250	272
Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	300	329
Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/28	1,130	1,292
Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/29	1,000	1,166
Washington County OR GO	5.000%	3/1/29	900	973
Yamhill County Hospital Authority Health, Hospital, Nursing Home Revenue	1.750%	11/15/26	1,360	1,259
Yamhill County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/26	1,200	1,134
				166,866
Pennsylvania (4.6%)
ABAG Finance Authority for Nonprofit Corps. Miscellaneous Revenue PUT	3.200%	12/1/30	2,750	2,753

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Adams County General Authority College & University Revenue	5.000%	8/15/25	1,405	1,481
	Adams County General Authority College & University Revenue	5.000%	8/15/26	1,480	1,593
	Adams County General Authority College & University Revenue	5.000%	8/15/27	225	247
	Adams County General Authority College & University Revenue	5.000%	8/15/28	1,635	1,821
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	3/1/25	580	608
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	10/15/26	500	513
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/27	530	557
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	3/1/28	1,825	2,025
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/28	800	845
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/29	850	899
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/30	900	953
	Allegheny County Higher Education Building Authority College & University Revenue VRDO	1.300%	2/1/23	1,700	1,700
[3]	Allegheny County Higher Education Building Authority College & University Revenue, 70% of SOFR + 0.290%	3.300%	2/1/33	3,765	3,657
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	2,375	2,384
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/23	1,140	1,152
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/23	2,175	2,208
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	5,010	5,148
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	9,500	9,969
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	6,145	6,510
[8]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	6.000%	7/1/26	100	112
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/26	9,415	10,201
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/26	2,335	2,544
[8]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	6.000%	7/1/27	625	716
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/27	1,960	2,178

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/29	4,000	4,585
[3]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.370%	2.030%	11/15/23	1,500	1,498
[3]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.420%	2.080%	11/15/24	1,000	991
[3]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.480%	2.140%	11/15/25	5,195	5,090
[3]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.580%	2.240%	11/15/26	2,000	1,944
[3]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	2.360%	11/15/47	90,910	88,373
	Allegheny County IDA Industrial Revenue	4.875%	11/1/24	710	714
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/26	850	926
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/26	200	218
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/28	400	454
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/28	375	426
[1]	Allegheny Valley Joint Sewage Authority Sewer Revenue	4.000%	8/1/23	100	101
[1]	Allegheny Valley Joint Sewage Authority Sewer Revenue	4.000%	8/1/24	265	271
[1]	Allegheny Valley Joint Sewage Authority Sewer Revenue	4.000%	8/1/25	160	166
[1]	Allegheny Valley Joint Sewage Authority Sewer Revenue	4.000%	8/1/26	655	691
[1]	Allegheny Valley Joint Sewage Authority Sewer Revenue	5.000%	8/1/27	680	756
[1]	Allegheny Valley Joint Sewage Authority Sewer Revenue	5.000%	8/1/28	715	812
[1]	Allegheny Valley Joint Sewage Authority Sewer Revenue	5.000%	8/1/29	600	694
[1]	Allentown City School District GO	5.000%	2/1/24	1,090	1,114
[1]	Allentown City School District GO	5.000%	2/1/25	955	1,001
[1]	Allentown City School District GO	3.000%	2/1/28	100	102
	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/24	460	470
	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/25	870	900
	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/26	950	997
	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/27	1,950	2,067

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/28	2,345	2,504
[5]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/23	300	301
[5]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/27	11,370	11,523
[5]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/28	8,945	9,074
[5]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.125%	5/1/32	3,690	3,703
[4]	Altoona PA Sewer GO	5.000%	12/1/24	150	157
[4]	Altoona PA Sewer GO	5.000%	12/1/25	250	268
[4]	Altoona PA Sewer GO	5.000%	12/1/26	250	274
[1]	Armstrong School District GO	3.000%	3/15/25	575	580
[1]	Armstrong School District GO	3.000%	3/15/26	875	885
[1]	Beaver County PA GO	5.000%	4/15/24	1,090	1,121
[1]	Beaver County PA GO	5.000%	4/15/25	1,435	1,509
	Bensalem Township School District GO	3.000%	6/1/24	500	503
	Bensalem Township School District GO	4.000%	6/1/25	430	445
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	11/1/24	1,205	1,158
	Berks County Municipal Authority Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	2/1/23	600	600
	Bethel Park School District GO	5.000%	8/1/23	850	861
	Bethel Park School District GO	4.000%	8/1/31	2,500	2,620
[3]	Bethlehem Area School District Authority Intergovernmental Agreement Revenue, 67% of SOFR + 0.350%	3.231%	1/1/30	2,020	1,968
[3]	Bethlehem Area School District Authority Intergovernmental Agreement Revenue, 67% of SOFR + 0.350%	3.231%	7/1/31	2,380	2,319
[3]	Bethlehem Area School District Authority Intergovernmental Agreement Revenue, 67% of SOFR + 0.350%	3.231%	1/1/32	1,985	1,934
	Bethlehem Area School District GO	5.000%	11/15/26	4,165	4,575
	Bethlehem Area School District GO	5.000%	11/15/27	3,400	3,821
	Bethlehem Area School District GO	5.000%	11/15/28	4,105	4,710
[4]	Bethlehem PA GO	5.000%	12/1/23	295	301
[4]	Bethlehem PA GO	5.000%	12/1/24	290	303
[4]	Bethlehem PA GO	5.000%	12/1/25	700	751
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/23	500	505
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/24	500	512
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/25	500	520
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/26	520	548
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/27	1,095	1,166

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/28	455	489
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/29	1,000	1,085
[1]	Bristol Township School District GO	3.000%	6/1/24	100	101
[1]	Bristol Township School District GO	4.000%	6/1/26	100	105
[1]	Bristol Township School District GO	4.000%	6/1/28	200	216
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/23	405	409
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/24	425	433
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/25	450	463
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/26	470	488
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/27	585	612
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/28	785	827
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/29	825	874
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/25	200	206
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/26	250	261
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/27	550	578
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/28	550	581
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/29	300	318
	Bucks County IDA Private School Revenue (George School Project)	5.000%	9/15/24	430	447
	Bucks County PA Middletown Township GO	5.000%	8/15/26	1,825	2,004
[1]	Bucks County Water and Sewer Authority Sewer Revenue	4.000%	6/1/23	515	518
[2,5]	Bucks County Water and Sewer Authority Sewer Revenue TOB VRDO	1.780%	2/2/23	2,800	2,800
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	2,015	2,031
[1]	Capital Region Water Revenue	5.000%	7/15/23	1,705	1,723
	Capital Region Water Revenue	5.000%	7/15/25	1,000	1,060
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,000	1,041
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,040	1,108
	Chambersburg Area School District GO	5.000%	3/1/25	1,220	1,239
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	330	326
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	680	701

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/24	345	336
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	1,285	1,357
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	180	173
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	1,800	1,944
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	1,670	1,842
	Chester County Health and Education Facilities Authority Miscellaneous Revenue	5.000%	11/1/25	1,000	1,053
	Chester County Health and Education Facilities Authority Miscellaneous Revenue	5.000%	11/1/26	1,010	1,074
	Clarion County IDA Local or Guaranteed Housing Revenue	5.000%	7/1/23	1,180	1,192
[1]	Coatesville Area School District Building Authority Lease (Appropriation) Revenue	5.000%	12/1/23	400	403
[1]	Coatesville Area School District Building Authority Lease (Appropriation) Revenue	5.000%	12/1/24	430	433
[1]	Coatesville Area School District Building Authority Lease (Appropriation) Revenue	5.000%	12/1/25	390	393
	Coatesville School District GO	5.000%	6/30/23	2,000	2,005
[4]	Coatesville School District GO	5.000%	8/1/23	3,735	3,780
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/23	250	252
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/24	1,750	1,805
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/25	625	659
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/26	500	540
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/26	1,585	1,713
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/23	2,725	2,746
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/24	3,000	3,089
	Commonwealth of Pennsylvania COP	5.000%	7/1/23	250	252
	Commonwealth of Pennsylvania COP	5.000%	7/1/24	300	310
	Commonwealth of Pennsylvania COP	5.000%	7/1/25	500	530
	Commonwealth of Pennsylvania GO	5.000%	9/15/23	4,840	4,915
	Commonwealth of Pennsylvania GO	5.000%	7/15/24	32,945	34,155
[4]	Commonwealth of Pennsylvania GO	5.000%	9/15/25	12,350	13,226
	Commonwealth of Pennsylvania GO	5.000%	9/15/27	125	137
	Commonwealth of Pennsylvania GO	4.000%	10/15/28	3,095	3,130
[4]	Commonwealth of Pennsylvania GO	4.000%	8/15/29	5,960	6,205
	Commonwealth of Pennsylvania GO	5.000%	10/1/29	25,000	29,261
	Commonwealth of Pennsylvania GO	4.000%	1/1/30	1,705	1,808
	Commonwealth of Pennsylvania GO	4.000%	6/15/30	3,000	3,065
	Commonwealth of Pennsylvania GO	4.000%	4/1/33	1,410	1,413
[4]	Cornell School District GO	4.000%	9/1/24	500	510
[5]	Dauphin County General Authority College & University Revenue	4.250%	10/15/26	1,255	1,230
[5]	Dauphin County General Authority College & University Revenue	5.000%	10/15/34	4,250	4,129

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health System Project)	5.000%	6/1/28	255	272
	Dauphin County PA GO	5.000%	11/15/25	3,350	3,602
	Dauphin County PA GO	5.000%	11/15/26	3,785	4,174
	Delaware County Authority College & University Revenue	5.000%	10/1/23	115	116
	Delaware County Authority College & University Revenue	5.000%	12/1/23	785	802
	Delaware County Authority College & University Revenue	5.000%	10/1/24	250	254
	Delaware County Authority College & University Revenue	5.000%	10/1/25	265	272
[2,5]	Delaware River Joint Toll Bridge Commission Highway Revenue TOB VRDO	1.730%	2/2/23	11,260	11,260
	Delaware River Port Authority Highway Revenue	5.000%	1/1/25	15,250	15,995
	Delaware River Port Authority Highway Revenue	5.000%	1/1/26	12,570	13,539
[3]	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue PUT, SIFMA Municipal Swap Index Yield + 0.530%	2.190%	9/1/48	3,625	3,622
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	3/1/29	5,000	5,344
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	5.000%	3/1/29	750	849
[3]	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue, SIFMA Municipal Swap Index Yield + 0.400%	2.060%	3/1/57	15,495	15,241
[3]	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue, SOFR + 0.490%	3.371%	3/1/57	13,470	12,996
[11]	Delaware Valley Regional Finance Authority Lease Revenue	5.500%	8/1/28	14,425	16,566
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/23	500	504
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/23	245	247
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/24	1,330	1,368
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	1,910	1,997
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	360	376
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	650	680
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/26	1,460	1,555
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/26	635	676
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/27	795	858
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/27	350	378
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/28	850	931
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/28	355	389
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/29	910	992

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/29	380	420
	Ephrata Area School District GO	4.000%	3/1/27	2,735	2,917
	Ephrata Area School District GO	4.000%	3/1/28	1,800	1,936
	Erie County Conventional Center Authority Revenue	5.000%	1/15/32	1,910	1,983
	Erie Higher Education Building Authority College & University Revenue	5.000%	5/1/28	355	375
[4]	Erie School District GO	5.000%	4/1/23	315	316
[4]	Erie School District GO	5.000%	4/1/25	475	499
[4]	Erie School District GO	5.000%	4/1/26	575	619
[1,11]	Erie Sewer Authority Lease Revenue	0.000%	12/1/25	2,155	1,967
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/24	500	493
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/25	500	489
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/26	1,070	1,034
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/27	650	623
	Geisinger Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/27	19,000	20,336
	Geisinger Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	4/1/30	3,050	3,415
[4]	Harrisburg School District GO	5.000%	11/15/24	2,065	2,153
[4]	Harrisburg School District GO	5.000%	11/15/25	5,085	5,446
	Hempfield Township PA GO	4.000%	10/15/23	75	76
	Hempfield Township PA GO	4.000%	10/15/24	100	103
	Hempfield Township PA GO	4.000%	10/15/25	150	156
	Hempfield Township PA GO	4.000%	10/15/26	100	106
	Hempfield Township PA GO	4.000%	10/15/27	100	107
	Hempfield Township PA GO	4.000%	10/15/28	240	261
	Kennett Consolidated School District GO	4.000%	2/15/24	500	507
[1]	Kiski Area School District GO	4.000%	3/1/23	350	350
[1]	Kiski Area School District GO	5.000%	3/1/24	275	282
[1]	Kiski Area School District GO	5.000%	3/1/25	265	279
[1]	Kiski Area School District GO	5.000%	3/1/26	250	270
[1]	Kiski Area School District GO	5.000%	3/1/27	810	893
[1]	Kiski Area School District GO	5.000%	3/1/28	420	472
	Lackawanna County IDA College & University Revenue	5.000%	11/1/23	705	718
	Lackawanna County IDA College & University Revenue	5.000%	11/1/24	500	519
	Lackawanna County IDA College & University Revenue	5.000%	11/1/26	1,165	1,256
	Lackawanna County IDA College & University Revenue	5.000%	11/1/27	510	559
[1]	Lackawanna County PA GO	4.000%	3/15/23	265	265
[1]	Lackawanna County PA GO	4.000%	3/15/24	310	315
[1]	Lackawanna County PA GO	4.000%	3/15/25	300	309
[1]	Lackawanna County PA GO	4.000%	3/15/26	400	420
[1]	Lackawanna County PA GO	4.000%	3/15/27	500	533
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	3.500%	3/1/25	480	465
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	520	568
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/29	1,090	1,064
	Lancaster County PA GO	4.000%	11/1/23	125	126
	Lancaster County PA GO	4.000%	11/1/24	255	262

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lancaster County PA GO	4.000%	11/1/25	280	292
	Lancaster County PA GO	4.000%	11/1/26	325	344
	Lancaster County PA GO	4.000%	11/1/27	500	537
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/23	1,400	1,401
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/24	1,300	1,302
[2]	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Masonic Homes Project) VRDO	1.300%	2/1/23	1,000	1,000
[1]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/23	150	153
[4]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/23	140	142
[1]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/24	230	239
[4]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/24	225	234
[1]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/25	300	319
[4]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/25	225	239
[1]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/26	820	890
[4]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/26	320	347
[1]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/27	685	757
[4]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/27	445	492
[1]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/28	615	692
[4]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/28	450	507
[4]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/29	500	572
[4]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/30	500	582
	Lancaster IDA College & University Revenue	5.000%	7/1/26	340	368
[4]	Lancaster PA GO	4.000%	11/1/26	2,410	2,543
[4]	Lancaster PA GO	4.000%	11/1/27	2,605	2,783
[4]	Lancaster PA GO	5.000%	11/1/27	1,290	1,395
[4]	Lancaster School District GO	5.000%	6/1/23	200	202
[4]	Lancaster School District GO	4.000%	6/1/24	365	372
[4]	Lancaster School District GO	4.000%	6/1/25	320	331
[4]	Lancaster School District GO	5.000%	6/1/25	200	212
[4]	Lancaster School District GO	4.000%	6/1/26	430	453
[4]	Lancaster School District GO	5.000%	6/1/26	520	565
[4]	Lancaster School District GO	4.000%	6/1/27	500	535
[4]	Lancaster School District GO	5.000%	6/1/27	200	222
	Lansdale Borough PA GO	4.000%	10/1/23	300	303
	Lansdale Borough PA GO	4.000%	10/1/24	275	282
	Lansdale Borough PA GO	2.000%	10/1/25	650	635
	Lansdale Borough PA GO	2.000%	10/1/26	300	292
	Latrobe IDA College & University Revenue	5.000%	3/1/26	180	187
	Latrobe IDA College & University Revenue	5.000%	3/1/27	150	157
	Latrobe IDA College & University Revenue	5.000%	3/1/28	150	158
	Latrobe IDA College & University Revenue	5.000%	3/1/29	175	185

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Lebanon County PA GO	4.000%	10/15/27	200	215
[4]	Lebanon County PA GO	4.000%	10/15/28	200	218
	Lehigh County General Purpose Authority Charter School Aid Revenue	4.000%	6/1/29	1,130	1,147
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/23	505	509
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/24	380	386
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/25	265	272
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/26	285	295
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/27	885	924
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/28	445	467
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	860	868
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,120	1,154
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	4,750	5,000
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,975	2,119
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,400	2,616
[2,5]	Lehigh County PA Health, Hospital, Nursing Home Revenue TOB VRDO	1.550%	2/1/23	7,695	7,695
[4]	Luzerne County IDA Lease Revenue	5.000%	12/15/23	1,000	1,020
[4]	Luzerne County IDA Lease Revenue	5.000%	12/15/24	1,330	1,388
[4]	Luzerne County PA GO	5.000%	12/15/23	750	766
[4]	Luzerne County PA GO	5.000%	12/15/23	750	766
[4]	Luzerne County PA GO	5.000%	12/15/24	1,500	1,565
[4]	Luzerne County PA GO	5.000%	12/15/24	1,000	1,044
[4]	Luzerne County PA GO	5.000%	11/15/29	4,000	4,252
	Lycoming County Authority College & University Revenue (Aicup Financing Program)	4.000%	11/1/25	520	536
	Lycoming County Authority College & University Revenue (Aicup Financing Program)	4.000%	11/1/26	540	563
	Manheim Township School District GO	4.000%	2/1/26	1,275	1,334
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	1,600	1,790
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	1,640	1,866
	Montgomery County Higher Education and Health Authority College & University Revenue	5.000%	4/1/26	1,655	1,732
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	1,860	1,883
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	2,130	2,199
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	315	337
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/27	475	517

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/28	750	830
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/30	750	856
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/23	350	354
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/24	375	387
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/25	1,305	1,376
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/26	1,460	1,571
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/28	1,500	1,670
[2,4,5]	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.760%	2/2/23	3,985	3,985
	Montgomery County IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	785	772
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,000	1,020
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,000	1,029
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, ETM	5.000%	1/15/25	1,000	1,048
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	4.000%	1/15/25	315	324
[1]	New Kensington-Arnold School District GO	5.000%	5/15/25	2,230	2,350
[1]	New Kensington-Arnold School District GO	5.000%	5/15/26	1,015	1,096
	North Penn Water Authority Water Revenue	4.000%	11/1/25	200	209
	North Penn Water Authority Water Revenue	4.000%	11/1/26	150	159
	North Penn Water Authority Water Revenue	4.000%	11/1/27	500	538
	North Penn Water Authority Water Revenue	4.000%	11/1/28	440	479
[3]	North Penn Water Authority Water Revenue, SIFMA Municipal Swap Index Yield + 0.460%	2.120%	11/1/23	860	860
[3]	North Penn Water Authority Water Revenue, SIFMA Municipal Swap Index Yield + 0.560%	2.220%	11/1/24	630	630
[4]	North Pocono School District GO	4.000%	9/15/28	1,580	1,720
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	2,185	2,210
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue	5.000%	3/1/28	480	502
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/23	985	986

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/23	705	706
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/24	530	539
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/25	510	522
[1]	Northeastern School District/York County GO	2.000%	9/1/23	165	164
[1]	Northeastern School District/York County GO	1.000%	9/1/24	100	96
	Northern York County School District GO	4.000%	11/15/26	1,880	1,990
	Northern York County School District GO	4.000%	11/15/28	820	891
	Norwin School District GO	5.000%	4/1/24	305	314
	Norwin School District GO	5.000%	4/1/26	1,305	1,410
	Norwin School District GO	5.000%	4/1/27	2,420	2,676
[4]	Octorara Area School District GO	4.000%	4/1/24	375	381
[4]	Octorara Area School District GO	4.000%	4/1/26	750	787
	Penn Delco School District GO	4.000%	6/1/25	180	186
	Penn Delco School District GO	4.000%	6/1/26	150	158
	Penn Delco School District GO	4.000%	6/1/27	200	213
	Penn Delco School District GO	4.000%	6/1/28	445	480
	Penn Delco School District GO	4.000%	6/1/29	350	381
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/23	365	368
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	5,120	5,208
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/24	300	308
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/24	440	450
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	7,535	7,848
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	400	421
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/25	515	536
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	180	182
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/26	505	532
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/27	610	678
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	2,405	2,677
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	435	487
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/28	760	861

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	485	560
[2,5]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.810%	2/2/23	5,500	5,500
[3]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.420%	2.080%	11/15/24	1,370	1,353
[3]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.480%	2.140%	11/15/25	1,755	1,723
[3]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.580%	2.240%	11/15/26	1,825	1,766
[3]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	2.360%	11/15/47	21,300	20,665
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Project) PUT	0.950%	12/1/26	13,655	12,122
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/23	6,225	6,281
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/23	1,450	1,463
[4]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/24	175	180
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/24	1,430	1,471
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/24	1,535	1,586
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/24	250	258
[4]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/25	175	184
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/25	1,625	1,721
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/25	960	1,013
[4]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/26	550	592
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/26	1,010	1,085
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/26	4,270	4,629
[4]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/27	600	658
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/27	710	761
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/28	1,000	1,053
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/33	1,250	1,324
	Pennsylvania Higher Educational Facilities Authority College & University Revenue (AICUP Financing Program) PUT	3.500%	4/30/24	1,880	1,879

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	3,000	3,041
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	2,100	2,129
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	2,165	2,250
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	2,320	2,476
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	2,125	2,323
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	850	951
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	2,030	2,316
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	1,000	1,160
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	0.400%	4/1/23	165	164
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	0.450%	10/1/23	160	158
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/23	200	203
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/24	115	118
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/24	215	223
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/24	130	135
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/25	1,000	1,049
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/25	105	110
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/25	200	212
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/25	250	265
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/25	110	117
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/26	185	198
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/26	125	134
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/26	1,120	1,203
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/26	400	434
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/26	250	271
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/26	150	162
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/27	1,000	1,092
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/27	125	136

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.050%	10/1/27	400	400
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/27	325	359
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/27	250	276
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/27	115	126
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/28	500	557
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/28	1,375	1,528
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/28	250	277
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/28	2,910	3,261
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/28	260	291
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/29	325	365
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	10/1/46	1,075	1,074
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	10/1/48	5,780	5,828
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/49	1,725	1,722
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/49	3,790	3,742
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/50	3,610	3,563
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/51	2,025	1,999
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/51	21,590	21,045
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/52	4,900	4,771
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	10/1/52	9,475	9,781
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/52	7,000	7,467
[10]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	10/1/53	5,000	5,528
[2,5]	Pennsylvania Housing Finance Agency Multi-Family Housing Local or Guaranteed Housing Revenue TOB VRDO	2.060%	2/2/23	7,163	7,162
	Pennsylvania State University College & University Revenue	5.000%	3/1/23	330	331
	Pennsylvania State University College & University Revenue	5.000%	9/1/28	1,200	1,313
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/27	1,000	1,127
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/28	1,100	1,266
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/29	100	110
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/23	9,195	9,262
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/23	19,505	19,648
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/23	670	675

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/23	515	525
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/23	650	663
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/24	3,280	3,378
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/24	2,000	2,060
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/24	550	566
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/24	250	260
Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/24	895	915
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	1,555	1,642
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	3,955	4,175
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	3,500	3,722
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	750	802
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	1,250	1,359
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	1,215	1,313
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	4,475	4,837
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/26	650	685
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/26	1,010	1,104
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/26	500	550
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/26	500	550
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	750	802
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	325	362
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/27	220	248
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/27	2,000	2,127
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/27	2,165	2,438
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/27	500	563
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/27	775	873
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/27	1,000	1,115
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	550	588
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/28	500	574
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/28	750	850
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/29	16,095	17,226

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	1,025	1,125
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/31	1,000	1,087
[2,5]	Pennsylvania Turnpike Commission Highway Revenue TOB VRDO	1.810%	2/2/23	6,910	6,910
[3]	Pennsylvania Turnpike Commission Highway Revenue, SIFMA Municipal Swap Index Yield + 0.600%	2.260%	12/1/23	17,150	17,162
[3]	Pennsylvania Turnpike Commission Highway Revenue, SIFMA Municipal Swap Index Yield + 0.700%	2.360%	12/1/23	11,750	11,753
[2,4,5]	Pennsylvania Turnpike Commission Miscellaneous Revenue TOB VRDO	1.300%	2/1/23	9,900	9,900
[2,4,5]	Pennsylvania Turnpike Commission Miscellaneous Revenue TOB VRDO	1.300%	2/1/23	8,500	8,500
[2,4,5]	Pennsylvania Turnpike Commission Miscellaneous Revenue TOB VRDO	1.300%	2/1/23	7,500	7,500
	Pequea Valley School District GO	2.000%	5/15/23	100	100
	Pequea Valley School District GO	3.000%	5/15/24	115	116
	Pequea Valley School District GO	4.000%	5/15/27	185	197
	Pequea Valley School District GO	4.000%	5/15/28	150	162
	Peters Township School District Washington County GO	4.000%	9/15/23	190	192
	Peters Township School District Washington County GO	5.000%	1/15/24	125	128
	Peters Township School District Washington County GO	5.000%	9/15/24	150	156
	Peters Township School District Washington County GO	5.000%	1/15/25	200	209
	Peters Township School District Washington County GO	5.000%	9/15/25	250	266
	Peters Township School District Washington County GO	5.000%	1/15/26	275	295
	Peters Township School District Washington County GO	5.000%	9/15/26	185	202
	Peters Township School District Washington County GO	5.000%	1/15/27	275	302
	Peters Township School District Washington County GO	5.000%	9/15/27	625	696
[5]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/24	170	172
[5]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/25	170	174
[5]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/26	810	836
[5]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/27	335	348
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	4.000%	6/15/29	365	354
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/23	650	652
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/23	5,705	5,727
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/24	1,045	1,064
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/25	1,845	1,947
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/26	2,385	2,558

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/27	2,500	2,722
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	175	191
	Philadelphia Authority for Industrial Development Lease (Appropriation) Revenue	5.000%	12/1/23	5,415	5,514
	Philadelphia Authority for Industrial Development Lease (Non-Terminable) Revenue	5.000%	2/15/23	2,565	2,567
	Philadelphia Authority for Industrial Development Lease (Non-Terminable) Revenue	5.000%	2/15/24	2,960	3,028
	Philadelphia Authority for Industrial Development Lease (Non-Terminable) Revenue	5.000%	2/15/25	3,165	3,305
	Philadelphia Authority for Industrial Development Lease (Non-Terminable) Revenue	5.000%	10/1/25	10,300	10,912
	Philadelphia Authority for Industrial Development Lease (Non-Terminable) Revenue	5.000%	10/1/26	5,280	5,708
	Philadelphia Authority for Industrial Development Lease (Non-Terminable) Revenue	5.000%	10/1/27	4,675	5,155
[4]	Philadelphia Authority for Industrial Development Lease Revenue	5.000%	12/1/25	800	857
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/23	1,015	1,025
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/24	915	945
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/25	1,095	1,156
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/25	2,250	2,385
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/26	1,300	1,404
[4]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/26	600	651
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/28	230	244
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/33	1,645	1,725
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	2,750	2,770
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	7,195	7,369
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	840	895
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,000	1,057
[10]	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/24	400	409
[10]	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/25	555	577
[10]	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/26	390	412

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[10]	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/27	310	332
[10]	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/28	320	347
[10]	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/29	340	373
[10]	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/30	500	554
[4]	Philadelphia Municipal Authority Lease (Non-Terminable) Revenue	5.000%	1/15/24	1,400	1,432
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/23	960	969
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/24	650	672
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/25	770	816
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/26	960	1,043
	Philadelphia PA GO	5.000%	8/1/25	8,150	8,652
	Philadelphia PA GO	5.000%	5/1/26	2,860	3,093
	Philadelphia PA GO	5.000%	8/1/26	5,000	5,315
	Philadelphia PA GO	5.000%	8/1/26	5,055	5,498
	Philadelphia PA GO	5.000%	8/1/28	250	265
	Philadelphia PA GO	5.000%	8/1/29	250	275
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/23	5,305	5,394
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/23	425	433
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/23	1,020	1,039
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/24	1,425	1,489
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/25	1,425	1,522
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/25	3,790	4,048
	Philadelphia School District GO	5.000%	9/1/23	6,450	6,535
	Philadelphia School District GO	5.000%	9/1/23	6,260	6,343
	Philadelphia School District GO	5.000%	9/1/23	2,820	2,857
	Philadelphia School District GO	5.000%	9/1/24	1,285	1,332
	Philadelphia School District GO	5.000%	9/1/24	310	321
	Philadelphia School District GO	5.000%	9/1/24	1,000	1,037
	Philadelphia School District GO	5.000%	9/1/25	1,040	1,102
	Philadelphia School District GO	5.000%	9/1/25	2,015	2,134
	Philadelphia School District GO	5.000%	9/1/25	1,825	1,933
	Philadelphia School District GO	5.000%	9/1/26	2,690	2,902
	Philadelphia School District GO	5.000%	9/1/26	1,500	1,620
[4,12]	Philadelphia School District GO	5.000%	6/1/27	1,465	1,602
	Philadelphia School District GO	5.000%	9/1/27	4,105	4,504
	Philadelphia School District GO	5.000%	9/1/27	2,500	2,743
	Philadelphia School District GO	5.000%	9/1/28	2,253	2,433
	Philadelphia School District GO	5.000%	9/1/28	1,305	1,458
[4]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	4.000%	2/1/23	740	740
[4]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	4.000%	2/1/24	900	912

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	4.000%	2/1/25	2,680	2,746
[4]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	4.000%	2/1/26	5,025	5,209
[4]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	5.000%	2/1/28	1,045	1,157
[4]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	5.000%	2/1/29	685	770
[4]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	4.000%	2/1/23	885	885
[4]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	4.000%	2/1/24	1,700	1,722
[4]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	4.000%	2/1/25	1,910	1,957
[4]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	5.000%	2/1/26	2,000	2,134
[4]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	5.000%	2/1/27	4,050	4,410
[4]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	5.000%	2/1/28	2,595	2,875
	Pittsburgh and Allegheny County Sports & Exhibition Authority Parking Auto Parking Revenue	5.000%	12/15/23	500	509
	Pittsburgh and Allegheny County Sports & Exhibition Authority Parking Auto Parking Revenue	5.000%	12/15/24	500	521
	Pittsburgh PA GO	5.000%	9/1/24	520	541
[4]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/23	290	292
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/23	15,225	15,442
[4]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/24	140	143
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/24	17,180	17,852
[4]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/25	275	286
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/25	690	736
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/26	650	710
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/28	720	822
[3,4]	Pittsburgh Water & Sewer Authority Water Revenue, SIFMA Municipal Swap Index Yield + 0.650%	2.310%	9/1/40	16,720	16,707
[1]	Plum Boro School District GO	3.300%	9/15/29	100	101
[4]	Pocono Mountain School District GO	4.000%	9/1/23	2,650	2,672
	Quakertown Community School District GO	4.000%	8/1/25	2,655	2,755
[4]	Reading School District GO	5.000%	3/1/24	665	681
	School District of Philadelphia GO	5.000%	9/1/28	275	307
[10]	Scranton PA School District GO	5.000%	12/1/26	1,050	1,133
[10]	Scranton PA School District GO	5.000%	12/1/30	1,640	1,875
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/23	250	255
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/24	300	311

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/25	315	333
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/26	930	990
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/27	995	1,060
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/28	785	836
[4]	Shenandoah Valley School District GO	4.000%	8/1/27	885	947
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/27	45	47
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/23	135	136
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/24	105	108
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/25	165	173
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/26	160	171
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/27	300	325
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/28	215	237
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/29	250	280
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	2,795	2,881
[3]	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.600%	2.260%	6/1/49	3,620	3,608
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/23	500	504
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/24	500	517
	Southeastern Pennsylvania Transportation Authority Miscellaneous Revenue	5.000%	3/1/23	885	887
[1]	Spring Cove School District GO	3.000%	11/15/26	1,545	1,576
	St. Mary Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	500	510
	St. Mary Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,950	2,034
[1]	State Public School Building Authority College & University Revenue	5.000%	3/1/23	300	301
[1]	State Public School Building Authority College & University Revenue	5.000%	6/15/23	2,580	2,604
[1]	State Public School Building Authority College & University Revenue	5.000%	7/15/23	300	303
[1]	State Public School Building Authority College & University Revenue	5.000%	3/1/24	300	308
[1]	State Public School Building Authority College & University Revenue	5.000%	7/15/24	190	196
[1]	State Public School Building Authority College & University Revenue	5.000%	3/1/25	400	419
[1]	State Public School Building Authority College & University Revenue	5.000%	7/15/25	450	477
[1]	State Public School Building Authority College & University Revenue	5.000%	3/1/26	1,000	1,072
[1]	State Public School Building Authority College & University Revenue	5.000%	7/15/26	735	795

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	State Public School Building Authority College & University Revenue	5.000%	3/1/27	715	781
[1]	State Public School Building Authority College & University Revenue	5.000%	7/15/27	1,200	1,324
[1]	State Public School Building Authority College & University Revenue	5.000%	3/1/28	750	836
[1]	State Public School Building Authority College & University Revenue	5.000%	7/15/28	2,035	2,283
[1]	State Public School Building Authority Lease (Appropriation) Revenue	5.000%	10/1/25	1,000	1,066
[4]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/25	2,500	2,641
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/29	385	414
[4]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/30	17,870	19,155
[4]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/31	250	268
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/28	1,000	1,094
	Twin Valley School District GO	3.000%	4/1/27	1,000	1,020
	Twin Valley School District GO	3.000%	4/1/29	500	509
	Unionville-Chadds Ford School District GO	4.000%	6/1/31	4,400	4,621
[1]	University Area Joint Authority Sewer Revenue	5.000%	11/1/23	1,110	1,130
[1]	University Area Joint Authority Sewer Revenue	5.000%	11/1/24	745	777
[1]	University Area Joint Authority Sewer Revenue	5.000%	11/1/25	1,070	1,145
[1]	University Area Joint Authority Sewer Revenue	5.000%	11/1/26	1,005	1,078
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	4.000%	4/15/26	20,000	21,034
[3]	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue, SIFMA Municipal Swap Index Yield + 0.360%	2.020%	2/15/24	32,710	32,667
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/23	280	280
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/24	435	433
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/27	675	658
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/28	705	678
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/23	125	125
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/24	375	378
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/25	465	472
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/26	280	286
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/27	1,870	1,996

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/28	300	324
[8]	Westmoreland County Municipal Authority Multiple Utility Revenue	0.000%	8/15/23	5,020	4,944
[1]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/27	1,280	1,350
[1]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/28	130	137
	Westmoreland County PA GO	5.000%	8/15/28	890	1,007
[1]	Williamsport Sanitary Authority Sewer Revenue	5.000%	1/1/28	1,095	1,232
[1]	Woodland Hills School District GO	4.000%	9/1/26	600	632
[1]	Woodland Hills School District GO	4.000%	9/1/27	630	673
[1]	York County School of Technology Authority Lease Revenue	5.000%	2/15/23	1,265	1,266
[1]	York County School of Technology Authority Lease Revenue	5.000%	2/15/24	1,295	1,327
[1]	York County School of Technology Authority Lease Revenue	5.000%	2/15/25	1,350	1,417
					1,417,489
Puerto Rico (1.4%)
	Commonwealth of Puerto Rico GO	5.250%	7/1/23	31,705	31,857
	Commonwealth of Puerto Rico GO	0.000%	7/1/24	23,679	22,176
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	87,094	89,096
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	85,868	89,937
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	67,219	71,466
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	8,034	8,713
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/25	6,395	6,525
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/25	3,000	3,061
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/30	8,350	8,610
[8]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/23	3,300	3,307
[8]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/23	1,410	1,413
[4]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/23	110	111
[4]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/23	145	146
[8]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/23	105	105
[8]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.250%	7/1/23	1,120	1,122
[4]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/24	300	302
[8]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/24	470	471
[8]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/24	2,150	2,153
[8]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.250%	7/1/25	360	362
	Puerto Rico Highway & Transportation Authority Highway Revenue	0.000%	7/1/32	1,389	873
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/26	12,355	13,337

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/27	3,200	3,511
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Public Housing Project)	5.000%	12/1/23	3,665	3,734
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Public Housing Project)	5.000%	12/1/24	4,200	4,358
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Public Housing Project)	5.000%	12/1/25	8,630	9,147
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	410	450
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	225	250
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	15,856	14,925
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	40,313	33,240
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	20,000	14,965
					439,723
Rhode Island (0.3%)
[4]	Providence Public Building Authority Lease (Appropriation) Revenue	4.000%	9/15/24	500	511
[4]	Providence Public Building Authority Lease (Appropriation) Revenue	5.000%	9/15/25	500	529
	Providence RI GO	5.000%	1/15/24	135	138
	Providence RI GO	5.000%	1/15/25	250	261
	Providence RI GO	5.000%	1/15/26	250	267
	Rhode Island Commerce Corp. Appropriations Revenue	5.000%	5/15/27	5,620	6,221
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/25	8,810	9,330
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/23	640	650
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/23	300	305
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/23	415	423
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/24	375	390
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/24	670	696
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/25	395	421
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/25	425	453
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/25	450	480
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/26	150	163
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/27	150	167
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/27	490	542

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/28	145	163
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/28	350	394
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/29	365	417
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/23	2,795	2,807
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	2,800	2,822
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	1,380	1,434
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/32	2,670	2,763
[1]	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	5.000%	5/15/26	630	683
[1]	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	5.000%	5/15/28	1,500	1,706
[4]	Rhode Island Health and Educational Building Corp. Lease Revenue	5.000%	5/15/25	200	212
[4]	Rhode Island Health and Educational Building Corp. Lease Revenue	5.000%	5/15/26	200	217
	Rhode Island Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	4.000%	10/1/48	6,890	6,970
	Rhode Island Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.000%	4/1/49	7,800	7,692
	Rhode Island Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.750%	10/1/49	6,340	6,379
	Rhode Island Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.000%	10/1/51	2,940	2,891
	Rhode Island RI Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	1.200%	10/1/25	325	311
	Rhode Island RI Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	1.450%	10/1/26	300	283
	Rhode Island RI Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	1.625%	10/1/27	600	561
	Rhode Island RI Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.000%	10/1/50	8,310	8,195
	Rhode Island RI Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.500%	10/1/50	2,710	2,712
	Rhode Island Turnpike & Bridge Authority Fuel Sales Tax Revenue	5.000%	10/1/24	150	156
	Rhode Island Turnpike & Bridge Authority Fuel Sales Tax Revenue	5.000%	10/1/25	200	213
	Rhode Island Turnpike & Bridge Authority Fuel Sales Tax Revenue	5.000%	10/1/26	250	273
	Rhode Island Turnpike & Bridge Authority Fuel Sales Tax Revenue	5.000%	10/1/27	245	274
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/25	14,020	14,492
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/26	500	517

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/29	1,500	1,547
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/35	1,500	1,536
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/27	315	325
					90,892
South Carolina (1.4%)
	Beaufort County School District GO	5.000%	3/1/28	5,330	6,054
	Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue	5.000%	12/1/25	1,380	1,412
	Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue	5.000%	12/1/26	9,750	9,973
[2,5]	Charleston School Educational Excellence Finance Corp. Lease Revenue TOB VRDO	1.710%	2/2/23	3,625	3,625
	Florence County SC Health, Hospital, Nursing Home Revenue (McLeod Regional Medical Center Project)	5.000%	11/1/27	865	902
	Georgetown County School District GO	5.000%	3/1/27	4,085	4,530
	Greenville County SC Miscellaneous Revenue	4.000%	4/1/24	500	509
	Greenville County SC Miscellaneous Revenue	5.000%	4/1/27	200	222
	Greenville County SC Miscellaneous Revenue	5.000%	4/1/30	325	381
	Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/23	1,585	1,598
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	2,080	2,153
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	2,185	2,314
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	1,865	2,014
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	3,915	4,304
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	4,110	4,572
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	820	912
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	4,315	4,854
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	830	934
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	4,530	5,155
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	840	957
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	1,925	1,956
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	710	739
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	720	763
[2]	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	4.000%	2/1/24	68,505	68,946
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/24	8,400	8,564
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/25	1,245	1,296
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/25	1,490	1,551
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/24	765	773

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/25	1,175	1,201
Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/26	1,000	1,037
Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/27	1,555	1,624
Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/28	1,600	1,681
Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/28	7,695	8,338
Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/28	5,495	6,064
Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/29	3,825	4,044
Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/29	8,240	8,927
Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/24	1,000	1,022
Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/24	135	138
Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/25	165	172
Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/26	310	332
SCAGO Educational Facilities Corp. for Pickens School District Lease (Appropriation) Revenue	5.000%	12/1/26	3,145	3,328
South Carolina GO	4.000%	4/1/23	425	426
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/24	1,000	1,027
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/25	1,850	1,938
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	960	1,025
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	3,185	3,400
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	470	513
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	820	914
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	400	451
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Anmed Health Project)	5.000%	2/1/23	1,860	1,860
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Anmed Health Project)	5.000%	2/1/24	1,825	1,864
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Woodlands at Furman Project)	5.000%	11/15/26	290	293
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	28,440	30,137

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,5]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.810%	2/2/23	7,520	7,520
[2,5]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.860%	2/2/23	3,455	3,455
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/1/23	1,500	1,519
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/23	375	382
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/23	500	509
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/23	15	15
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/24	185	192
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/24	20	21
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/25	250	266
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/25	150	159
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/26	335	362
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/26	310	335
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/26	300	324
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/26	175	189
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/27	1,000	1,099
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/27	600	660
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/27	595	654
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/27	900	989
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/28	595	664
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/28	1,000	1,115
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/28	600	669
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/29	475	533
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/29	10,000	11,222
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/29	975	1,094
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/29	3,345	3,754
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/30	14,005	15,880
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/30	1,550	1,758
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/30	4,000	4,536
[1,2,5]	South Carolina Public Service Authority Electric Power & Light Revenue TOB VRDO	1.780%	2/2/23	3,820	3,820

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2,5]	South Carolina Public Service Authority Electric Power & Light Revenue TOB VRDO	1.780%	2/2/23	3,565	3,565
[2,4,5]	South Carolina Public Service Authority Electric Power & Light Revenue TOB VRDO	1.780%	2/2/23	6,000	6,000
	South Carolina Public Service Authority Electric Power & Light Revenue, ETM	5.000%	12/1/23	105	107
	South Carolina Public Service Authority Electric Power & Light Revenue, ETM	5.000%	12/1/23	45	46
	South Carolina Public Service Authority Electric Power & Light Revenue, ETM	5.000%	12/1/24	115	120
	South Carolina Public Service Authority Electric Power & Light Revenue, ETM	5.000%	12/1/24	50	52
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/25	2,820	2,936
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/27	910	946
	South Carolina Public Service Authority Miscellaneous Revenue	3.000%	12/1/29	275	275
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/23	520	529
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/24	600	624
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/24	10,230	10,638
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/25	10,910	11,477
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/26	2,235	2,348
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/26	570	611
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/27	475	508
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/28	175	187
	South Carolina Public Service Authority Nuclear Revenue, ETM	5.000%	12/1/23	3,615	3,690
[9]	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/47	3,140	3,164
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	4.500%	7/1/48	4,670	4,765
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.750%	1/1/50	12,120	12,238
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.000%	1/1/52	2,860	2,813
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.250%	1/1/52	5,260	5,227
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/52	7,000	7,510
	South Carolina Transportation Infrastructure Bank Fuel Sales Tax Revenue	5.000%	10/1/23	4,885	4,966
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/25	16,225	17,392
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	3.100%	10/1/26	10,065	10,171
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/26	16,790	18,435

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	3.000%	10/1/27	3,600	3,627
[4]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/23	375	377
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/23	615	617
[4]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/24	500	514
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/24	370	379
[4]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	500	527
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	580	607
[4]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/26	1,015	1,096
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/26	285	305
[4]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/27	725	799
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/27	200	217
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/28	1,950	2,145
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/29	1,780	1,977
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/30	2,185	2,445
	University of South Carolina College & University Revenue	5.000%	5/1/23	1,000	1,006
	University of South Carolina College & University Revenue	5.000%	5/1/24	750	773
	University of South Carolina College & University Revenue	5.000%	5/1/25	750	791
					436,956
South Dakota (0.2%)
	Educational Enhancement Funding Corp. Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/23	2,785	2,808
	South Dakota Board of Regents Housing & Auxiliary Facilities System Local or Guaranteed Housing Revenue	5.000%	4/1/23	750	753
	South Dakota Board of Regents Housing & Auxiliary Facilities System Local or Guaranteed Housing Revenue	5.000%	4/1/24	1,120	1,152
	South Dakota Board of Regents Housing & Auxiliary Facilities System Local or Guaranteed Housing Revenue	5.000%	4/1/25	1,000	1,051
	South Dakota Board of Regents Housing & Auxiliary Facilities System Local or Guaranteed Housing Revenue	5.000%	4/1/30	2,000	2,232
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	750	760
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	190	192
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	1,000	1,035

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	200	206
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	500	528
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	480	508
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	170	181
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	720	778
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	750	826
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,000	1,041
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/24	4,805	4,931
	South Dakota Health & Educational Facilities Authority Revenue (Sanford Health Project)	4.000%	11/1/34	8,000	8,049
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	11/1/47	3,685	3,712
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	5/1/51	1,235	1,236
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	11/1/51	13,375	13,186
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	11/1/51	1,905	1,875
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	11/1/52	2,200	2,164
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	5.000%	5/1/53	7,195	7,649
[10]	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	6.000%	5/1/54	3,030	3,385
					60,238
Tennessee (1.9%)
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	1,000	1,049
	Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	570	589
[2]	Clarksville Public Building Authority Miscellaneous Revenue VRDO	1.260%	2/1/23	1,000	1,000
	Dyer County TN GO	3.000%	6/1/27	1,400	1,426
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	900	908
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	4,250	4,289
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	4,315	4,344
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	950	974

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	1,050	1,120
	Jackson TN Health, Hospital, Nursing Home Revenue, ETM	5.000%	4/1/24	50	51
	Jackson TN Health, Hospital, Nursing Home Revenue, ETM	5.000%	4/1/26	50	54
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	1,500	1,505
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	1,370	1,387
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	1,250	1,279
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	1,670	1,745
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	1,835	1,948
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	1,400	1,497
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	1,000	1,066
	Knoxville TN Gas System Natural Gas Revenue	5.000%	3/1/27	3,130	3,465
[9]	Memphis City Health Educational and Housing Facility Board Local or Guaranteed Housing Revenue	3.400%	12/1/23	2,500	2,503
[9]	Memphis City Health Educational and Housing Facility Board Local or Guaranteed Housing Revenue PUT	5.000%	7/1/26	8,525	8,999
	Memphis TN GO	5.000%	5/1/26	5,130	5,585
	Memphis-Shelby County Industrial Development Board Intergovernmental Agreement Revenue	5.000%	11/1/27	1,060	1,165
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	3.000%	10/1/24	220	217
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/29	300	314
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/24	170	170
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/25	175	175
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/26	300	300

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/27	195	195
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/28	195	195
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	13,280	13,805
	Metropolitan Government of Nashville & Davidson County TN	4.000%	1/1/28	12,915	13,971
	Metropolitan Government of Nashville & Davidson County TN	4.000%	1/1/29	13,430	14,694
	Metropolitan Government of Nashville & Davidson County TN	4.000%	1/1/29	5,865	6,417
	Metropolitan Government of Nashville & Davidson County TN	4.000%	1/1/30	12,195	13,490
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/25	23,395	24,918
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/25	1,500	1,598
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/28	10,000	11,310
	Metropolitan Government of Nashville & Davidson County TN GO, Prere.	5.000%	7/1/23	46,420	46,919
	Metropolitan Government of Nashville & Davidson County TN GO, Prere.	5.000%	7/1/23	14,485	14,641
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/25	1,000	1,062
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/26	850	925
[2]	Montgomery County Public Building Authority Miscellaneous Revenue VRDO	1.250%	2/1/23	500	500
	Montgomery County TN GO	4.000%	4/1/25	500	501
[6]	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue, 4.000% coupon rate effective 4/1/26	0.000%	4/1/27	1,375	1,233
[6]	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue, 4.000% coupon rate effective 4/1/26	0.000%	4/1/28	1,400	1,258
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	5/1/23	1,210	1,217
[4]	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue VRDO	1.220%	2/1/23	4,800	4,800
	Sullivan County TN GO	5.000%	5/1/23	2,985	3,004
[2]	Tennergy Corp. Natural Gas Revenue	4.000%	3/1/23	215	215
	Tennergy Corp. Natural Gas Revenue	4.000%	3/1/23	375	375
	Tennergy Corp. Natural Gas Revenue	4.000%	9/1/23	320	321
	Tennergy Corp. Natural Gas Revenue	4.000%	3/1/24	350	352
	Tennergy Corp. Natural Gas Revenue	4.000%	9/1/24	500	505
	Tennergy Corp. Natural Gas Revenue	4.000%	3/1/25	500	506
	Tennergy Corp. Natural Gas Revenue	4.000%	9/1/25	600	609
	Tennergy Corp. Natural Gas Revenue	4.000%	3/1/26	550	560
	Tennergy Corp. Natural Gas Revenue	4.000%	9/1/26	1,140	1,163

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tennergy Corp. Natural Gas Revenue	4.000%	3/1/27	2,810	2,864
	Tennergy Corp. Natural Gas Revenue	4.000%	9/1/27	2,240	2,279
	Tennergy Corp. Natural Gas Revenue	4.000%	3/1/28	2,925	2,961
	Tennergy Corp. Natural Gas Revenue	4.000%	9/1/28	2,375	2,393
	Tennergy Corp. Natural Gas Revenue PUT	5.500%	12/1/30	16,500	17,881
[2]	Tennergy Corp. TN Natural Gas Revenue PUT	5.000%	10/1/24	69,335	71,035
	Tennergy Corp. TN Natural Gas Revenue PUT	4.000%	9/1/28	62,600	62,743
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/23	5,825	5,825
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/23	2,840	2,864
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/23	125	127
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/24	6,595	6,733
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/24	125	128
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/25	175	182
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/26	400	417
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/26	200	211
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/27	2,270	2,346
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/27	1,000	1,068
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/28	2,185	2,356
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	5/1/23	104,255	104,364
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	11/1/25	5,695	5,722
[10]	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	5.000%	5/1/28	42,500	44,447
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	2.600%	7/1/28	1,045	1,010
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.000%	7/1/39	230	231
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.000%	1/1/42	1,725	1,741
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.000%	1/1/45	625	627
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.250%	1/1/50	6,145	6,251
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.500%	7/1/50	2,385	2,388
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.000%	1/1/51	4,455	4,394
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.000%	1/1/52	6,820	6,706
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.750%	7/1/52	4,955	5,015
	Washington County TN GO	4.000%	6/1/23	2,050	2,061
					599,753
Texas (8.6%)
	Alamo Community College District GO	5.000%	8/15/24	12,260	12,743
	Alamo Community College District GO	5.000%	8/15/25	8,255	8,799
[17]	Aldine Independent School District GO	5.000%	2/15/25	350	369
[17]	Aldine Independent School District GO	4.000%	2/15/32	3,000	3,144

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[17]	Allen Independent School District GO	5.000%	2/15/25	1,000	1,028
[17]	Alvin TX Independent School District GO	5.000%	2/15/28	500	566
[17]	Alvin TX Independent School District GO	5.000%	2/15/28	50	54
[17]	Alvin TX Independent School District GO PUT	0.450%	8/15/23	2,275	2,238
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/23	155	156
[17]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/24	185	191
[17]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/24	325	337
[17]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/25	195	206
[17]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/25	400	425
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/25	205	209
[17]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/26	200	216
[17]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/26	420	456
[17]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/27	520	578
[5]	Arlington Higher Education Finance Corp. Charter School Aid Revenue PUT	4.500%	6/15/26	1,250	1,210
	Arlington TX GO	4.000%	8/15/23	2,925	2,950
	Arlington TX GO	5.000%	8/15/24	2,925	3,042
	Arlington TX GO	5.000%	8/15/24	2,795	2,907
	Arlington TX GO	5.000%	8/15/25	2,925	3,111
	Arlington TX GO	5.000%	8/15/27	1,040	1,160
[17]	Arlington TX Independent School District GO	5.000%	2/15/25	2,275	2,398
[17]	Arlington TX Independent School District GO, Prere.	5.000%	2/15/23	1,400	1,401
	Arlington TX Special Tax Revenue	4.000%	2/15/23	910	910
	Arlington TX Special Tax Revenue	5.000%	2/15/24	1,410	1,446
[4]	Arlington TX Special Tax Revenue	5.000%	2/15/25	1,230	1,294
[4]	Arlington TX Special Tax Revenue	5.000%	2/15/26	1,120	1,180
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/23	225	228
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/24	300	310
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/25	1,265	1,333
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/26	1,250	1,340
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/27	845	920
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/28	1,505	1,663
[2,5]	Austin City TX Airport System Port, Airport & Marina Revenue TOB VRDO	1.350%	2/1/23	10,495	10,495
	Austin Community College District GO	5.000%	8/1/27	1,700	1,901
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/25	255	272
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/27	1,015	1,081
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/24	1,090	1,100
[17]	Austin Independent School District GO	5.000%	8/1/24	1,360	1,414
[17]	Austin Independent School District GO	5.000%	8/1/25	1,815	1,937
[17]	Austin Independent School District GO	5.000%	8/1/26	3,095	3,388

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[17]	Austin Independent School District GO	5.000%	8/1/26	9,690	10,608
[17]	Austin Independent School District GO	5.000%	8/1/29	3,950	4,611
	Austin Independent School District GO	5.000%	8/1/29	4,455	5,209
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/28	3,500	4,028
[10]	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/28	3,220	3,703
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/29	3,000	3,522
[10]	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/29	6,235	7,314
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/30	4,000	4,771
[10]	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/30	2,800	3,337
[17]	Barbers Hill Independent School District GO	5.000%	2/15/29	1,280	1,478
[17]	Barbers Hill Independent School District GO	5.000%	2/15/30	2,780	3,269
[17]	Bastrop Independent School District GO	5.000%	2/15/28	1,000	1,137
[17]	Bastrop Independent School District GO	5.000%	2/15/29	2,265	2,630
[17]	Beaumont Independent School District GO	5.000%	2/15/25	4,360	4,586
	Bedford TX GO	5.000%	2/1/23	2,635	2,635
	Bedford TX GO	5.000%	2/1/24	2,775	2,845
	Bexar County Hospital District GO	5.000%	2/15/23	1,545	1,546
	Bexar County TX GO	5.000%	6/15/24	1,020	1,057
	Bexar County TX GO	5.000%	6/15/25	1,560	1,658
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/27	1,855	1,923
[17]	Brazosport Independent School District GO	5.000%	2/15/25	1,955	2,060
[17]	Brazosport Independent School District GO	3.000%	2/15/29	1,505	1,532
[17]	Brazosport Independent School District GO	3.000%	2/15/30	2,490	2,526
[17]	Bullard Independent School District GO PUT	2.750%	8/15/25	5,160	5,166
[17]	Burnet Consolidated Independent School District GO	5.000%	8/1/27	800	896
[17]	Burnet Consolidated Independent School District GO	5.000%	8/1/28	835	956
[17]	Canyon Independent School District GO	5.000%	2/15/26	3,540	3,835
	Capital Area Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	0.700%	6/1/24	3,335	3,196
	Carrollton TX GO	5.000%	8/15/26	1,225	1,341
[17]	Carrollton-Farmers Branch Independent School District GO	2.000%	2/15/24	500	497
[17]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/26	1,500	1,623
[17]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/27	2,785	3,085
[17]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/28	1,100	1,245
[5]	Celina TX Special Assessment Revenue	2.875%	9/1/27	213	192
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/24	115	118
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/25	150	156
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/26	1,000	917
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/26	125	133
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	370	402
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	1,250	1,332

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	26,710	28,400
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/28	325	359
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/28	700	766
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/28	1,500	1,657
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/29	3,200	3,591
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/31	1,530	1,611
	Central Texas Regional Mobility Authority Highway Revenue BAN	5.000%	1/1/25	4,700	4,841
[11]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/23	8,600	8,481
[11]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/24	5,645	5,417
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/24	100	103
[11]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/26	9,445	8,572
[11]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/28	7,995	6,815
[11]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/29	8,500	6,997
[17]	Clear Creek Independent School District GO	5.000%	2/15/24	440	451
[17]	Clear Creek Independent School District GO	5.000%	2/15/25	675	711
[17]	Clear Creek Independent School District GO	5.000%	2/15/25	325	342
[17]	Clear Creek Independent School District GO	5.000%	2/15/26	700	757
[17]	Clear Creek Independent School District GO PUT	0.500%	8/15/23	7,500	7,381
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/24	340	350
[17]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/24	425	441
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/26	945	1,008
[17]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/26	730	794
[17]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/28	490	553
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/28	300	329
[17]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/29	460	527
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/29	310	344
	Collin County Community College District GO	5.000%	8/15/25	1,760	1,881
	Collin County Community College District GO	5.000%	8/15/26	2,775	3,046
	Collin County Community College District GO	5.000%	8/15/27	3,680	4,135
[5]	Collin County Housing Finance Corp. Multi Family Housing Revenue TOB VRDO	1.960%	2/2/23	15,475	15,475
	Collin County TX GO	5.000%	2/15/27	1,335	1,476
	Collin County TX GO	5.000%	2/15/28	1,000	1,129
[17]	Comal Independent School District GO	5.000%	2/1/27	4,385	4,859
[17]	Conroe Independent School District GO	5.000%	2/15/25	2,575	2,714
[17]	Conroe Independent School District GO	5.000%	2/15/25	4,490	4,732
[17]	Conroe Independent School District GO	5.000%	2/15/27	5,535	5,986
	Conroe TX GO	5.000%	11/15/24	1,415	1,480
	Corpus Christi TX GO	5.000%	3/1/26	70	74

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Corpus Christi TX GO	5.000%	3/1/27	1,455	1,608
	Corpus Christi TX Utility System Multiple Utility Revenue	5.000%	7/15/32	500	526
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/24	400	414
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/26	200	217
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/27	125	138
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/28	325	367
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/29	125	143
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/30	175	204
[17]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/23	1,500	1,501
[17]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/27	3,555	3,941
[17]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/28	3,695	4,193
[17]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/28	1,185	1,345
[17]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/29	625	723
[17]	Cypress-Fairbanks Independent School District GO	3.300%	2/15/30	765	772
[17]	Cypress-Fairbanks Independent School District GO PUT	0.280%	8/15/24	8,405	7,998
[17]	Cypress-Fairbanks Independent School District GO PUT	0.280%	8/15/24	12,415	11,814
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/24	275	288
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/27	1,065	1,201
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	2,275	2,447
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	1,125	1,210
	Dallas College GO	5.000%	2/15/25	3,270	3,445
	Dallas County Utility & Reclamation District GO	5.000%	2/15/23	2,300	2,302
	Dallas County Utility & Reclamation District GO	5.000%	2/15/23	1,000	1,001
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/23	135	137
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/25	7,840	8,404
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/26	11,000	12,077
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/27	5,050	5,673
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/27	4,750	5,336
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/29	2,490	2,907
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/29	930	1,086
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	1.750%	7/1/23	3,750	3,723
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.500%	2/1/26	3,175	3,195
[17]	Dallas Independent School District GO	5.000%	2/15/26	1,160	1,223

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Dallas TX GO	5.000%	2/15/23	3,400	3,403
[1]	Dallas TX GO	5.000%	2/15/23	10,875	10,885
	Dallas TX GO	5.000%	2/15/24	6,280	6,445
	Dallas TX GO	5.000%	2/15/24	7,700	7,902
	Dallas TX GO	5.000%	2/15/25	5,000	5,264
	Dallas TX GO	5.000%	2/15/25	7,700	8,106
	Dallas TX GO	5.000%	2/15/26	3,410	3,688
	Dallas TX GO	5.000%	2/15/26	17,465	18,887
	Dallas TX GO	5.000%	2/15/26	5,375	5,813
	Dallas TX GO	5.000%	2/15/26	5,105	5,521
	Dallas TX GO	5.000%	2/15/27	7,605	8,412
	Dallas TX GO	5.000%	2/15/27	5,375	5,946
	Dallas TX GO	5.000%	2/15/27	5,100	5,642
	Dallas TX GO	5.000%	2/15/28	5,540	6,258
	Dallas TX Hotel Occupancy Tax Revenue	5.000%	8/15/23	2,435	2,467
	Dallas TX Hotel Occupancy Tax Revenue	5.000%	8/15/24	2,515	2,603
	Dallas TX Hotel Occupancy Tax Revenue	5.000%	8/15/25	2,955	3,123
	Dallas TX Hotel Occupancy Tax Revenue	5.000%	8/15/26	3,000	3,223
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/27	2,000	2,061
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/28	1,290	1,327
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/25	1,740	1,866
[17]	Del Valle Independent School District GO	5.000%	6/15/25	1,500	1,596
[17]	Del Valle Independent School District GO	5.000%	6/15/26	1,000	1,093
[17]	Del Valle Independent School District TX GO	5.000%	6/15/28	1,000	1,143
[17]	Denison Independent School District GO	5.000%	8/1/25	255	271
	Denton County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	2/1/25	1,750	1,814
	Denton County TX GO	5.000%	7/15/25	1,670	1,777
	Denton County TX GO	4.000%	7/15/33	2,575	2,690
[17]	Denton Independent School District GO	5.000%	8/15/24	2,850	2,966
[17]	Denton Independent School District GO	5.000%	8/15/25	1,170	1,233
[17]	Denton Independent School District GO PUT	2.000%	8/1/24	5,685	5,602
	Denton TX GO	5.000%	2/15/24	1,430	1,468
[17]	Dickinson Independent School District GO	4.000%	2/15/33	3,000	3,113
[17]	Dickinson Independent School District GO PUT	0.250%	8/1/23	6,250	6,151
[17]	Dripping Springs Independent School District GO	5.000%	2/15/26	1,015	1,041
[17]	Eagle Mountain & Saginaw Independent School District GO PUT	2.000%	8/1/24	15,275	15,120
[17]	Eanes Independent School District GO	5.000%	8/1/25	1,180	1,258
	Ector County Hospital District GO	5.000%	9/15/24	670	685
	Ector County Hospital District GO	5.000%	9/15/25	500	517
	Ector County Hospital District GO	5.000%	9/15/26	700	734
	Ector County Hospital District GO	5.000%	9/15/27	1,070	1,136
[17]	El Paso Independent School District GO	5.000%	8/15/28	1,000	1,132
	El Paso Municipal Drainage Utility System Sewer Revenue	5.000%	3/1/23	1,505	1,508
	El Paso Municipal Drainage Utility System Sewer Revenue	5.000%	3/1/24	1,780	1,830
	El Paso Municipal Drainage Utility System Sewer Revenue	5.000%	3/1/25	1,985	2,092
	El Paso TX GO	5.000%	8/15/24	135	140
	El Paso TX GO	5.000%	8/15/24	350	364
	El Paso TX GO	5.000%	8/15/24	480	499
	El Paso TX GO	5.000%	8/15/24	500	520
	El Paso TX GO	5.000%	8/15/26	685	747
	El Paso TX GO	5.000%	8/15/26	535	584

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	El Paso TX GO	5.000%	8/15/26	535	584
	El Paso TX GO	5.000%	8/15/27	715	798
	El Paso TX GO	5.000%	8/15/27	50	52
	El Paso TX GO	5.000%	8/15/27	400	446
	El Paso TX GO	5.000%	8/15/27	300	335
	El Paso TX GO	5.000%	8/15/27	700	781
	El Paso TX GO	5.000%	8/15/28	435	496
	El Paso TX GO	5.000%	8/15/28	400	456
	El Paso TX GO	5.000%	8/15/28	450	513
[17]	Forney Independent School District GO	5.000%	8/15/26	1,000	1,094
[17]	Forney Independent School District GO	5.000%	8/15/27	875	979
[17]	Forney Independent School District GO	5.000%	8/15/28	585	669
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/23	580	580
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/25	610	615
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/25	35	35
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/26	255	258
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/27	325	330
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/28	640	651
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/28	65	66
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/29	170	173
	Fort Bend County TX GO	5.000%	3/1/23	1,275	1,278
	Fort Bend County TX GO	5.000%	3/1/25	2,785	2,934
	Fort Bend County TX GO	5.000%	3/1/25	200	211
	Fort Bend County TX GO	5.000%	3/1/25	500	527
	Fort Bend County TX GO	5.000%	3/1/26	425	460
	Fort Bend County TX GO	5.000%	3/1/26	720	779
	Fort Bend County TX GO	5.000%	3/1/27	250	277
	Fort Bend County TX GO	5.000%	3/1/27	500	554
	Fort Bend County TX Toll Road Highway Revenue	5.000%	3/1/23	200	200
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	5.000%	3/1/27	500	552
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	5.000%	3/1/28	1,000	1,126
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	5.000%	3/1/29	250	287
[17]	Fort Bend Independent School District GO	5.000%	2/15/25	2,615	2,754
[17]	Fort Bend Independent School District GO	5.000%	8/15/25	2,240	2,392
[17]	Fort Bend Independent School District GO	5.000%	8/15/25	1,000	1,068
[17]	Fort Bend Independent School District GO	5.000%	8/15/25	160	171
[17]	Fort Bend Independent School District GO	5.000%	2/15/26	1,350	1,462
[17]	Fort Bend Independent School District GO	5.000%	8/15/26	760	833
[17]	Fort Bend Independent School District GO	5.000%	8/15/27	600	672
[17]	Fort Bend Independent School District GO PUT	3.000%	8/1/23	9,000	8,997
[17]	Fort Bend Independent School District GO PUT	2.375%	8/1/24	19,560	19,374
[17]	Fort Bend Independent School District GO PUT	0.875%	8/1/25	2,935	2,775
[17]	Fort Worth Independent School District GO	5.000%	2/15/23	850	851
[17]	Fort Worth Independent School District GO	5.000%	2/15/24	1,670	1,716
[17]	Fort Worth Independent School District GO	5.000%	2/15/25	1,130	1,191

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[17]	Fort Worth Independent School District GO	5.000%	2/15/25	1,925	2,029
[17]	Fort Worth Independent School District GO	5.000%	2/15/26	1,260	1,328
[17]	Fort Worth Independent School District GO	5.000%	2/15/26	1,510	1,635
	Fort Worth Independent School District GO	5.000%	2/15/26	5,040	5,454
	Fort Worth TX GO	5.000%	3/1/25	4,535	4,783
	Fort Worth TX GO	3.000%	9/1/25	1,275	1,291
	Fort Worth TX GO	5.000%	3/1/27	4,530	5,007
	Fort Worth TX GO	5.000%	3/1/27	2,210	2,443
	Fort Worth TX Hotel Occupancy Tax Revenue	5.000%	3/1/31	1,070	1,102
	Fort Worth TX Water & Sewer System Water Revenue	5.000%	2/15/25	1,935	2,039
	Fort Worth TX Water & Sewer System Water Revenue	4.000%	2/15/27	4,455	4,736
[17]	Friendswood Independent School District GO	4.000%	2/15/25	1,400	1,444
[17]	Friendswood Independent School District GO	4.000%	2/15/27	625	662
[17]	Friendswood Independent School District GO	4.000%	2/15/28	645	691
[17]	Frisco Independent School District GO	5.000%	8/15/24	2,975	3,095
[17]	Frisco Independent School District GO	5.000%	8/15/25	1,900	2,028
[17]	Frisco Independent School District GO	5.000%	8/15/26	1,830	2,004
	Frisco TX GO	5.000%	2/15/25	915	917
[17]	Galena Park Independent School District GO	5.000%	8/15/24	1,030	1,071
[17]	Galena Park Independent School District GO	5.000%	8/15/25	1,560	1,665
[17]	Galena Park Independent School District GO	5.000%	8/15/25	1,000	1,067
[17]	Galena Park Independent School District GO	5.000%	8/15/26	2,000	2,189
[17]	Galena Park Independent School District GO	5.000%	8/15/27	1,500	1,680
	Galveston County TX GO	4.000%	2/1/23	840	840
	Galveston County TX GO	4.000%	2/1/24	1,000	1,015
	Galveston County TX GO	4.000%	2/1/25	1,085	1,118
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/25	725	761
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/26	760	818
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/26	3,875	4,170
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/27	770	845
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/27	1,510	1,657
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/28	3,985	4,441
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/29	3,640	3,723
	Garland TX GO	5.000%	2/15/23	500	500
	Garland TX GO	5.000%	2/15/25	800	841
	Garland TX GO	5.000%	2/15/26	690	745
[4]	Georgetown TX Electric Utility System Multiple Utility Revenue	5.000%	8/15/25	650	689
[4]	Georgetown TX Electric Utility System Multiple Utility Revenue	5.000%	8/15/27	850	941
[4]	Georgetown TX Electric Utility System Multiple Utility Revenue	5.000%	8/15/28	1,050	1,185
[4]	Georgetown TX Electric Utility System Multiple Utility Revenue	5.000%	8/15/29	1,750	2,009
[17]	Godley Independent School District Public Facility GO	5.000%	2/15/28	550	580
[17]	Goose Creek Consolidated Independent School District GO	5.000%	2/15/25	1,465	1,543
[17]	Goose Creek Consolidated Independent School District GO PUT	0.720%	8/1/26	17,550	15,885

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[17]	Goose Creek Consolidated Independent School District GO PUT	0.600%	8/17/26	4,200	3,917
[17]	Granbury Independent School District GO, Prere.	5.000%	8/1/23	1,205	1,221
	Grand Parkway Transportation Corp. Highway Revenue PUT	5.000%	10/1/23	31,745	32,210
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.000%	10/1/23	1,000	1,017
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.500%	10/1/23	9,320	9,505
[17]	Grapevine-Colleyville Independent School District GO	5.000%	8/15/26	1,500	1,600
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	5.000%	3/1/26	220	237
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	5.000%	3/1/27	460	507
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	5.000%	3/1/28	520	584
[1]	Greenville TX GO	4.000%	2/15/27	2,470	2,631
[1]	Greenville TX GO	4.000%	2/15/29	1,525	1,666
[17]	Hallsville TX Independent School District GO	5.000%	2/15/27	4,150	4,591
[17]	Harlandale Independent School District GO	4.000%	8/15/27	1,410	1,510
[1]	Harlandale Independent School District GO PUT	2.000%	8/15/24	1,020	1,010
[17]	Harlandale Independent School District GO PUT	0.750%	8/15/25	8,800	8,422
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/23	760	775
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/24	1,025	1,071
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	700	705
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	1,250	1,271
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	1,500	1,528
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	1,250	1,287
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	2,000	2,086
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	5,000	5,208
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	5,110	5,452
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,000	1,078
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	8,070	8,803

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/24	5,000	5,181
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/24	9,260	9,619
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	0.900%	5/15/25	4,000	3,774
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/26	16,965	18,429
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/26	7,405	8,044
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/28	16,000	17,854
[2,5]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	1.810%	2/2/23	3,750	3,750
[2,5]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	1.810%	2/2/23	3,750	3,750
[3]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, 1M USD LIBOR + 0.650%	3.708%	11/15/46	2,500	2,507
[3]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.450%	2.110%	10/1/45	20,000	20,000
	Harris County Flood Control District Ad Valorem Property Tax Revenue	5.000%	10/1/25	1,190	1,242
	Harris County Flood Control District Ad Valorem Property Tax Revenue	5.000%	10/1/26	7,520	7,841
	Harris County Flood Control District Lease Revenue	5.000%	10/1/24	3,295	3,441
	Harris County Flood Control District Lease Revenue	5.000%	10/1/25	2,555	2,735
[2,5]	Harris County Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	1.300%	2/1/23	12,500	12,500
	Harris County Hospital District Health, Hospital, Nursing Home Revenue	5.000%	2/15/23	2,000	2,002
	Harris County Hospital District Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	2,800	2,862
	Harris County Toll Road Authority Highway Revenue	5.000%	8/15/28	1,430	1,621
	Harris County TX GO	5.000%	10/1/25	1,825	1,956
	Harris County TX GO	5.000%	10/1/25	1,140	1,222
	Harris County TX GO	5.000%	10/1/26	1,570	1,683
	Harris County TX GO	5.000%	10/1/26	485	533
	Harris County TX GO	5.000%	10/1/27	5,030	5,666
	Harris County TX GO	5.000%	10/1/27	505	569
	Harris County TX GO	5.000%	10/1/28	350	403
	Harris County TX Highway Revenue	5.000%	8/15/25	210	224
[4]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/26	11,155	11,639
[8]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/27	4,925	4,149
[8]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/28	5,760	4,660

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/29	5,200	4,029
[8]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/30	6,320	4,685
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/31	1,925	1,984
[17]	Hays Consolidated Independent School District GO	5.000%	8/15/28	800	877
	Hays County TX GO	5.000%	2/15/23	1,120	1,121
	Hays County TX GO	5.000%	2/15/23	840	841
	Hays County TX GO	5.000%	2/15/24	1,035	1,062
	Hays County TX GO	5.000%	2/15/26	1,600	1,731
[5]	Hays County TX Special Assessment Revenue	2.500%	9/15/25	115	108
	Hidalgo County Drain District No. 1 GO	5.000%	9/1/24	430	447
	Hidalgo County Drain District No. 1 GO	5.000%	9/1/25	555	592
	Hidalgo County Drain District No. 1 GO	5.000%	9/1/26	900	983
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/28	200	213
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/28	240	254
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/29	500	536
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/29	475	504
	Houston Community College System College & University Revenue	5.000%	4/15/23	2,000	2,010
	Houston Community College System College & University Revenue	5.000%	4/15/24	2,895	2,985
	Houston Community College System GO	5.000%	2/15/25	1,690	1,777
	Houston Community College System GO	5.000%	2/15/26	800	865
	Houston Community College System GO	5.000%	2/15/26	3,005	3,248
	Houston Community College System GO	5.000%	2/15/26	3,500	3,783
	Houston Community College System GO	5.000%	2/15/27	2,870	3,183
	Houston Community College System GO	5.000%	2/15/27	4,450	4,935
[9]	Houston Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	4.000%	10/1/24	2,560	2,603
[17]	Houston Independent School District GO	5.000%	2/15/24	20,455	21,009
[17]	Houston Independent School District GO PUT	4.000%	6/1/23	4,500	4,520
[17]	Houston Independent School District GO PUT	4.000%	6/1/23	11,750	11,803
[17]	Houston Independent School District GO PUT	3.000%	6/1/24	6,440	6,469
[17]	Houston Independent School District GO PUT	3.500%	6/1/25	12,300	12,276
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/24	2,300	2,381
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/25	5,445	5,785
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/25	1,760	1,870
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	2,285	2,489
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/27	1,000	1,115
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/27	6,550	6,766
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/25	1,505	1,617
	Houston TX GO	5.000%	3/1/24	10,000	10,278
	Houston TX GO	5.000%	3/1/27	6,225	6,878
	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/23	90	91
	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/24	125	128
	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/25	110	114

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/26	140	147
	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/27	285	303
	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/28	370	396
[17]	Humble Independent School District GO	5.500%	2/15/25	1,710	1,818
[17]	Humble Independent School District GO	4.000%	2/15/26	4,000	4,120
	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/24	1,665	1,731
[17]	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/24	1,100	1,145
	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/25	4,260	4,544
[17]	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/25	1,330	1,422
[17]	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/25	1,425	1,523
[17]	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/26	1,250	1,371
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/23	350	355
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/24	740	768
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/25	500	529
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/26	210	225
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/28	420	448
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/29	475	505
[3]	Irving Hospital Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 1.100%, Prere.	2.760%	4/15/23	1,815	1,815
[17]	Irving Independent School District GO	5.000%	2/15/32	3,585	3,884
	Irving TX GO	5.000%	9/15/26	3,150	3,455
	Irving TX GO	5.000%	8/15/27	255	286
[17]	Jacksonville Independent School District GO	5.000%	2/15/28	1,675	1,899
[5]	Justin TX Special Assessment Revenue	2.500%	9/1/26	125	115
[17]	Katy Independent School District GO	4.000%	2/15/24	410	411
[17]	Katy Independent School District GO	4.000%	2/15/25	1,000	1,001
[17]	Katy Independent School District GO	5.000%	2/15/29	500	580
[17]	Katy Independent School District GO	5.000%	2/15/30	650	767
	Kaufman County TX GO	5.000%	2/15/25	255	268
	Kaufman County TX GO	5.000%	2/15/25	125	131
	Kaufman County TX GO	5.000%	2/15/26	200	216
	Kaufman County TX GO	5.000%	2/15/26	165	178
	Kaufman County TX GO	5.000%	2/15/27	200	221
	Kaufman County TX GO	5.000%	2/15/27	175	193
[17]	Keller TX Independent School District GO, Prere.	4.000%	8/15/23	6,770	6,829
	Kerrville Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue (Peterson Regional Medical Center Project)	5.000%	8/15/23	255	258
	Kerrville Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue (Peterson Regional Medical Center Project)	5.000%	8/15/24	340	350
[17]	Klein Independent School District GO	5.000%	8/1/24	375	390
	Klein Independent School District GO	5.000%	8/1/26	1,215	1,230
[17]	Klein Independent School District GO	4.000%	8/1/31	2,110	2,191
	Klein Independent School District GO	4.000%	8/1/31	2,170	2,243
[5,10]	Kyle TX Special Assessment Revenue	4.375%	9/1/28	500	500

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[17]	La Joya Independent School District GO	5.000%	2/15/25	1,075	1,130
[17]	La Porte TX Independent School District GO	4.000%	2/15/27	1,655	1,761
	Lake Houston Redevelopment Authority Lease Revenue	5.000%	9/1/25	225	231
	Lake Houston Redevelopment Authority Lease Revenue	5.000%	9/1/27	240	251
[17]	Lake Travis Independent School District GO	5.000%	2/15/25	1,535	1,615
[5]	Lakewood Village TX Special Assessment Revenue	4.375%	9/15/27	356	351
[17]	Lamar Consolidated Independent School District GO	5.000%	2/15/25	2,235	2,352
	Laredo TX GO	5.000%	2/15/27	240	258
	Laredo TX GO	5.000%	2/15/30	1,200	1,398
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/25	115	121
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/26	210	227
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/26	275	297
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/27	220	243
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/27	425	469
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/28	435	491
[5]	Lavon TX Special Assessment Revenue	3.500%	9/15/27	508	475
	League City TX GO	5.000%	2/15/27	465	514
[17]	Leander Independent School District GO	0.000%	8/16/23	8,500	8,376
[17]	Leander Independent School District GO	5.000%	8/15/25	2,860	3,057
[17]	Leander Independent School District GO	5.000%	8/15/27	5,335	5,844
[17]	Leander Independent School District GO	0.000%	8/15/28	1,690	1,393
[17]	Leander Independent School District GO, Prere.	0.000%	8/15/24	1,000	371
[17]	Leander Independent School District GO, Prere.	0.000%	8/15/24	20,000	5,167
	Legacy Denton Public Facility Corp. Local or Guaranteed Housing Revenue PUT	5.000%	4/1/43	9,488	9,911
[17]	Lewisville Independent School District GO	5.000%	8/15/25	1,000	1,039
[17]	Lewisville Independent School District GO	5.000%	8/15/26	1,605	1,751
[5]	Liberty Hill TX Special Assessment Revenue	2.625%	9/1/27	563	516
[5]	Liberty Hill TX Special Assessment Revenue	3.500%	9/1/27	186	173
[17]	Little Elm Independent School District GO PUT	0.680%	8/15/25	840	801
	Lone Star College System GO	4.000%	2/15/32	1,250	1,297
[17]	Longview Independent School District GO	5.000%	2/15/26	275	297
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/24	1,350	1,391
[4]	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/26	985	1,071
[4]	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/27	1,380	1,537
[4]	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/28	5,720	6,501
[4]	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/29	3,490	4,037
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/24	1,120	1,154
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/26	1,715	1,863

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Lower Colorado River Authority Intergovernmental Agreement Revenue (LCRA Transmission Services Corp)	5.000%	5/15/28	1,000	1,134
Lower Colorado River Authority Intergovernmental Agreement Revenue (LCRA Transmission Services Corp)	5.000%	5/15/29	1,460	1,684
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/23	1,000	1,006
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/23	3,310	3,331
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/24	1,040	1,071
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/24	500	515
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/24	1,770	1,823
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/25	2,000	2,117
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/25	500	529
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/25	1,180	1,249
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/26	1,545	1,678
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/26	3,000	3,258
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/26	3,160	3,432
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/27	2,120	2,357
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/27	3,205	3,563
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/27	4,020	4,469
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/28	500	567
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/28	4,130	4,683
Lower Colorado River Authority Lease Revenue	5.000%	5/15/23	2,455	2,471
Lower Colorado River Authority Lease Revenue	5.000%	5/15/23	1,985	1,998
Lower Colorado River Authority Lease Revenue	5.000%	5/15/24	3,095	3,188
Lower Colorado River Authority Lease Revenue	5.000%	5/15/24	4,255	4,383
Lower Colorado River Authority Lease Revenue	5.000%	5/15/24	1,020	1,051
Lower Colorado River Authority Lease Revenue	5.000%	5/15/25	2,075	2,196
Lower Colorado River Authority Lease Revenue	5.000%	5/15/25	4,200	4,325
Lower Colorado River Authority Lease Revenue	5.000%	5/15/25	6,565	6,948
Lower Colorado River Authority Lease Revenue	5.000%	5/15/26	3,045	3,064
Lower Colorado River Authority Lease Revenue	5.000%	5/15/26	5,020	5,168
Lower Colorado River Authority Lease Revenue	5.000%	5/15/26	4,020	4,366
Lower Colorado River Authority Lease Revenue	5.000%	5/15/28	135	142

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lubbock County TX GO	4.000%	2/15/28	2,090	2,249
	Lubbock TX Electric Light & Power System Revenue	5.000%	4/15/27	800	883
	Lubbock TX Electric Light & Power System Revenue	5.000%	4/15/28	1,000	1,127
	Lubbock TX Electric Light & Power System Revenue	5.000%	4/15/29	1,150	1,318
	Lubbock TX GO	5.000%	2/15/25	3,160	3,247
	Lubbock TX Water & Wastewater System Water Revenue	5.000%	2/15/28	350	395
	Mainland College GO	5.000%	8/15/23	515	522
	Mainland College GO	5.000%	8/15/24	280	291
	Mainland College GO	5.000%	8/15/25	350	373
	Mainland College GO	5.000%	8/15/26	400	436
	Mainland College GO	5.000%	8/15/27	500	557
[17]	Manor Independent School District GO	5.000%	8/1/25	1,100	1,172
[17]	Manor Independent School District GO	5.000%	8/1/26	840	918
[17]	Manor Independent School District GO	5.000%	8/1/27	1,255	1,403
[17]	Mansfield Independent School District GO	4.000%	2/15/25	4,910	5,067
[17]	Mansfield Independent School District GO	5.000%	2/15/26	2,265	2,453
[17]	Mansfield Independent School District GO, Prere.	5.000%	2/15/24	1,665	1,708
[17]	Marble Falls Independent School District GO	5.000%	8/15/25	2,105	2,246
[17]	McAllen Independent School District GO, Prere.	4.000%	2/15/23	3,330	3,332
[17]	McKinney Independent School District GO	5.000%	2/15/25	2,000	2,107
[17]	McKinney Independent School District GO	5.000%	2/15/29	500	578
	McKinney TX GO	5.000%	8/15/25	225	240
	McKinney TX GO	5.000%	8/15/27	400	447
	McKinney TX GO	5.000%	8/15/29	325	377
	McKinney TX GO	5.000%	8/15/30	325	384
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/27	250	275
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/29	350	401
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/30	500	584
[4]	Memorial City Redevelopment Authority	5.000%	9/1/28	1,000	1,106
[4]	Memorial City Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/23	550	557
[4]	Memorial City Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/25	445	469
[4]	Memorial City Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/26	550	590
[4]	Memorial City Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/27	1,050	1,143
	Metropolitan Transit Authority of Harris County Sales & Use Tax Sales Tax Revenue	5.000%	11/1/24	2,145	2,242
	Metropolitan Transit Authority of Harris County Sales & Use Tax Sales Tax Revenue, Prere.	5.000%	11/1/24	2,600	2,715
	Midland County Hospital District GO	5.000%	5/15/23	500	504
	Midland County Hospital District GO	5.000%	5/15/25	360	381
	Midland County Hospital District GO	5.000%	5/15/26	390	423
	Midland County Hospital District GO	5.000%	5/15/27	1,350	1,495
	Midland County Hospital District GO	5.000%	5/15/28	1,420	1,605
[17]	Midlothian Independent School District GO	5.000%	2/15/25	370	389
[17]	Midlothian Independent School District GO	5.000%	2/15/26	550	594
[17]	Midlothian Independent School District GO	5.000%	2/15/26	2,235	2,413
[17]	Midlothian Independent School District GO	5.000%	2/15/27	700	773

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[17]	Midlothian Independent School District GO	5.000%	2/15/27	2,425	2,680
[17]	Midlothian Independent School District GO PUT	2.000%	8/1/24	7,035	6,917
[5]	Midlothian TX Special Assessment Revenue	4.375%	9/15/27	165	162
[5]	Midlothian TX Special Assessment Revenue	4.750%	9/15/32	250	245
[17]	Midway Independent School District GO	4.000%	8/1/27	1,500	1,609
[17]	Midway Independent School District GO	4.000%	8/1/28	1,230	1,334
[17]	Monahans-Wickett-Pyote Independent School District GO	5.000%	2/15/26	1,200	1,297
[17]	Monahans-Wickett-Pyote Independent School District GO	5.000%	2/15/28	670	741
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/23	250	253
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/24	500	514
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/25	750	773
[17]	Montgomery Independent School District GO	5.000%	2/15/25	1,950	2,054
[17]	Nederland Independent School District GO	5.000%	8/15/25	1,875	2,002
[17]	Nederland Independent School District GO	5.000%	8/15/26	1,970	2,158
[17]	Nederland Independent School District GO	5.000%	8/15/28	1,000	1,145
	New Braunfels TX Utility System Electric Power & Light Revenue	5.000%	7/1/26	755	821
	New Braunfels TX Utility System Electric Power & Light Revenue	5.000%	7/1/28	580	660
	New Braunfels TX Utility System Electric Power & Light Revenue CP	3.350%	3/7/23	35,000	35,033
[17]	New Caney Independent School District GO	5.000%	2/15/23	50	50
[17]	New Caney Independent School District GO PUT	1.250%	8/15/24	9,355	9,101
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	2,750	2,851
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	2,535	2,693
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	1,090	1,084
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	3.500%	1/1/27	3,275	3,060
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	4.250%	10/1/26	2,955	2,954
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	4.500%	10/1/26	3,725	3,724
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Manor Project)	5.000%	11/1/23	835	841
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Manor Project)	5.000%	11/1/24	625	633
[2,5]	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	2.060%	2/2/23	17,815	17,815

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/15/24	1,630	1,689
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/24	4,100	4,349
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/24	1,020	1,082
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/23	2,665	2,265
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/24	2,000	1,700
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/26	1,300	1,404
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/27	420	464
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/27	425	470
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/27	1,100	1,216
	Newark Cultural Education Facilities Finance Corp. Recreational Revenue	5.000%	11/15/23	1,000	1,017
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/24	1,090	1,109
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/24	1,285	1,307
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/25	1,200	1,220
[17]	North East TX Independent School District GO	5.000%	8/1/26	2,015	2,140
[17]	North East TX Independent School District GO	5.000%	8/1/26	420	459
[17]	North East TX Independent School District GO PUT	2.200%	8/1/24	15,000	14,841
	North Fort Bend Water Authority Water Revenue	5.000%	12/15/24	745	779
[1]	North Fort Bend Water Authority Water Revenue	5.000%	12/15/25	2,885	3,103
	North Fort Bend Water Authority Water Revenue	5.000%	12/15/27	3,445	3,865
[1]	North Fort Bend Water Authority Water Revenue	5.000%	12/15/27	1,585	1,784
[5]	North Parkway Municipal Management District No. 1 Special Assessment Revenue	3.625%	9/15/26	250	242
	North Texas Municipal Water District Regional Wastewater System Sewer Revenue	5.000%	6/1/23	785	792
	North Texas Municipal Water District Regional Wastewater System Sewer Revenue	5.000%	6/1/25	1,470	1,561
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	1,400	1,431
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	340	348
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	505	506
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	270	271

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	6,365	6,682
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	550	551
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	345	346
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	2,000	2,042
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	1,050	1,126
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	19,105	20,426
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	445	476
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	4,750	5,079
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	490	491
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	1,690	1,725
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	4,865	5,205
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	190	204
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	210	234
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/29	1,915	2,158
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	4,355	4,547
[13]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/28	4,000	3,477
[13]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/29	6,500	5,473
[17]	Northside Independent School District GO	5.000%	8/15/25	1,300	1,389
[17]	Northside Independent School District GO	5.000%	8/15/25	1,155	1,234
[17]	Northside Independent School District GO	5.000%	8/15/25	1,000	1,068
[17]	Northside Independent School District GO	4.000%	8/15/26	3,260	3,457
	Northside Independent School District GO	3.000%	6/15/30	2,000	1,993
[17]	Northside Independent School District GO PUT	2.750%	8/1/23	17,340	17,286
[17]	Northside Independent School District GO PUT	1.600%	8/1/24	18,150	17,711
[17]	Northside Independent School District GO PUT	0.700%	6/1/25	15,180	14,333
[17]	Northside Independent School District GO PUT	2.000%	6/1/27	6,355	6,074
	Nueces County TX GO	5.000%	2/15/28	435	489
	Odessa Junior College District GO	5.000%	8/15/23	500	507
	Odessa TX GO	4.000%	3/1/28	2,000	2,157
[17]	Palacios Independent School District GO	5.000%	2/15/29	2,260	2,605
[17]	Pasadena Independent School District GO	5.000%	2/15/26	1,000	1,082
[17]	Pasadena Independent School District GO PUT	1.500%	8/15/24	15,175	14,949
	Pearland TX GO	5.000%	3/1/23	470	471
	Pearland TX GO	5.000%	3/1/25	685	722
	Pearland TX GO	5.000%	3/1/26	600	648
	Pearland TX Waterworks & Sewer System Water Revenue	5.000%	9/1/23	370	375
	Pearland TX Waterworks & Sewer System Water Revenue	5.000%	9/1/25	1,025	1,093

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pearland TX Waterworks & Sewer System Water Revenue	5.000%	9/1/26	1,015	1,107
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/29	295	314
[17]	Pflugerville Independent School District GO	5.000%	2/15/26	1,570	1,695
[17]	Pflugerville Independent School District GO PUT	2.500%	8/15/23	4,000	3,980
[17]	Pflugerville Independent School District GO, Prere.	4.000%	2/15/24	11,620	11,802
	Pflugerville TX GO	5.000%	8/1/26	805	879
	Pflugerville TX GO	5.000%	8/1/26	450	491
	Pflugerville TX GO	5.000%	8/1/27	725	810
	Pflugerville TX GO	5.000%	8/1/27	655	732
	Pflugerville TX GO	5.000%	8/1/28	1,145	1,307
	Pflugerville TX GO	5.000%	8/1/28	500	571
[17]	Plainview Independent School District GO	5.000%	2/15/24	1,155	1,185
[17]	Plainview Independent School District GO	5.000%	2/15/25	995	1,046
[17]	Plainview Independent School District GO	5.000%	2/15/26	545	588
[17]	Plainview Independent School District GO	5.000%	2/15/27	655	723
[17]	Plano Independent School District GO	4.000%	2/15/32	1,000	1,038
[17]	Pleasanton Independent School District GO	4.000%	8/15/33	2,605	2,655
	Port Arthur Independent School District GO	5.000%	2/15/24	555	568
[17]	Port Arthur Independent School District GO	5.000%	2/15/26	2,230	2,344
[17]	Pottsboro Independent School District GO PUT	2.750%	8/15/24	6,000	6,000
[17]	Princeton Independent School District GO, Prere.	5.000%	2/15/25	6,665	7,004
[17]	Prosper Independent School District GO	5.000%	2/15/27	1,500	1,661
[17]	Prosper Independent School District GO	5.000%	2/15/29	1,000	1,153
[17]	Prosper Independent School District GO	4.000%	2/15/31	1,000	1,025
[17]	Prosper Independent School District GO PUT	2.000%	8/15/23	1,250	1,242
[17]	Prosper Independent School District GO PUT	3.000%	8/15/25	9,765	9,825
	Red River Education Finance Corp. College & University Revenue (St. Edwards University Project)	5.000%	6/1/26	430	452
	Red River Education Finance Corp. College & University Revenue (St. Edwards University Project)	5.000%	6/1/27	450	479
[17]	Richardson Independent School District GO	4.000%	2/15/25	2,405	2,408
[17]	Richardson Independent School District GO	4.000%	2/15/26	3,735	3,741
	Rockland County TX GO	5.000%	2/1/23	205	205
	Rockland County TX GO	5.000%	2/1/25	535	561
	Rockland County TX GO	5.000%	2/1/26	550	591
	Rockland County TX GO	5.000%	2/1/27	800	879
[17]	Rockwall Independent School District GO	5.000%	2/15/25	1,500	1,579
[17]	Rockwall Independent School District GO	4.000%	2/15/28	265	285
	Rockwall TX GO	5.000%	8/1/23	1,660	1,681
[17]	Round Rock Independent School District GO	5.000%	8/1/25	1,000	1,065
	Round Rock Independent School District GO	5.000%	8/1/25	2,870	3,061
[17]	Round Rock Independent School District GO	5.000%	8/1/25	7,000	7,457
	Round Rock Independent School District GO	5.000%	8/1/25	1,550	1,653
[17]	Round Rock Independent School District GO	5.000%	8/1/26	5,100	5,574
	Round Rock Independent School District GO	5.000%	8/1/26	3,135	3,429
	Round Rock Independent School District GO	5.000%	8/1/27	3,375	3,776
	Round Rock TX GO	5.000%	8/15/27	610	682
	Round Rock TX GO	5.000%	8/15/28	640	731
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/26	1,700	1,803
[17]	Sabinal Independent School District GO	5.000%	2/15/23	160	160

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sabine-Neches Navigation District GO	5.000%	2/15/29	1,300	1,490
	Sabine-Neches Navigation District GO	5.000%	2/15/30	1,000	1,164
	San Angelo TX GO	2.000%	2/15/25	2,720	2,690
	San Angelo TX GO	3.000%	2/15/26	5,580	5,700
	San Angelo TX GO	3.000%	2/15/27	5,750	5,895
	San Angelo TX GO	3.000%	2/15/29	5,510	5,651
	San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue PUT	4.000%	8/1/25	2,200	2,252
[17]	San Antonio Independent School District GO	5.000%	8/15/26	1,590	1,743
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue	5.000%	9/15/27	5,320	5,939
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue	5.000%	9/15/28	10,125	11,526
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue	5.000%	9/15/29	11,435	13,243
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue	5.000%	9/15/30	14,705	17,316
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/24	1,835	1,881
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/25	1,075	1,130
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/26	7,010	7,355
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/26	370	398
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/26	1,330	1,435
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/27	5,770	6,145
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/27	370	407
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	1.500%	2/1/28	3,325	3,004
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.125%	2/1/28	3,000	3,014
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/28	515	578
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.000%	2/1/29	4,715	4,757
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.250%	2/1/29	3,000	3,021
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.250%	2/1/29	2,500	2,515
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/29	1,000	1,146
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/30	3,085	3,597
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/32	2,105	2,295
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/32	5,000	5,117
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/33	5,000	5,115
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/24	16,940	16,586
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/24	22,635	22,201
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/25	16,170	15,564

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.125%	12/1/26	5,000	4,478
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.000%	12/1/27	9,855	9,460
[3]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.530%	2/1/48	42,500	42,501
	San Antonio TX GO	5.000%	2/1/25	4,495	4,618
	San Antonio TX GO	5.000%	8/1/27	1,000	1,118
	San Antonio TX GO CP	3.200%	8/3/23	7,500	7,521
	San Antonio Water System Water Revenue	5.000%	5/15/25	650	689
	San Antonio Water System Water Revenue	5.000%	5/15/25	335	337
	San Antonio Water System Water Revenue	5.000%	5/15/27	1,000	1,112
	San Antonio Water System Water Revenue	5.000%	5/15/29	1,000	1,159
	San Antonio Water System Water Revenue	5.000%	5/15/30	1,000	1,182
	San Antonio Water System Water Revenue PUT	2.625%	5/1/24	9,755	9,764
	San Antonio Water System Water Revenue PUT	1.000%	11/1/26	11,335	10,281
[3]	San Antonio Water System Water Revenue, SIFMA Municipal Swap Index Yield + 0.650%	2.310%	5/1/44	25,195	25,141
	San Jacinto Community College District GO	5.000%	2/15/25	1,000	1,054
	San Jacinto Community College District GO	5.000%	2/15/27	560	620
	San Jacinto Community College District GO	5.000%	2/15/28	560	633
	San Patricio County TX GO	5.000%	4/1/23	210	211
	San Patricio County TX GO	5.000%	4/1/24	100	103
	San Patricio County TX GO	5.000%	4/1/25	100	105
	San Patricio County TX GO	5.000%	4/1/26	150	162
	San Patricio County TX GO	5.000%	4/1/27	140	154
	San Patricio County TX GO	5.000%	4/1/28	450	505
	San Patricio County TX GO	5.000%	4/1/29	300	343
	San Patricio County TX GO	5.000%	4/1/30	500	583
[17]	Sheldon Independent School District GO	5.000%	2/15/25	3,015	3,172
[17]	Sherman Independent School District GO PUT	2.000%	8/1/23	910	907
[17]	Sherman Independent School District GO PUT, Prere.	2.000%	8/1/48	190	190
[17]	Socorro Independent School District GO	5.000%	8/15/24	1,175	1,222
[17]	Socorro Independent School District GO	5.000%	8/15/24	1,495	1,555
[17]	Socorro Independent School District GO	5.000%	2/15/25	1,000	1,053
[17]	Socorro Independent School District GO, Prere.	5.000%	8/15/23	250	253
[17]	Socorro Independent School District GO, Prere.	5.000%	8/15/24	3,705	3,848
[17]	Southside Independent School District GO	5.000%	8/15/23	300	304
[17]	Southside Independent School District GO	5.000%	8/15/24	250	260
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/23	700	712
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/24	500	521
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/25	5,000	5,344
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/26	1,000	1,094
[4]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/24	175	181
[4]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/26	325	349
[4]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/27	175	191
[17]	Southwest Independent School District GO	4.000%	2/1/25	570	588

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[17]	Southwest Independent School District GO	4.000%	2/1/26	500	524
[17]	Southwest Independent School District GO	5.000%	2/1/27	650	719
[17]	Spring Branch Independent School District GO	5.000%	2/1/28	3,150	3,566
[17]	Spring Independent School District GO	5.000%	8/15/26	1,300	1,384
[17]	Spring Independent School District GO	5.000%	8/15/26	500	547
[17]	Spring Independent School District GO	4.000%	8/15/31	2,145	2,254
[17]	Spring Independent School District GO	4.000%	8/15/32	3,545	3,717
	Stephen F Austin State University College & University Revenue	5.000%	10/15/23	1,365	1,388
	Stephen F Austin State University College & University Revenue	5.000%	10/15/25	1,285	1,367
	Stephen F Austin State University College & University Revenue	5.000%	10/15/29	875	1,008
	Sugar Land TX GO	5.000%	2/15/23	370	370
	Sugar Land TX GO	5.000%	2/15/25	500	526
[17]	Tahoka Independent School District GO	5.000%	2/15/23	100	100
	Tarrant County College District GO	5.000%	8/15/28	1,565	1,790
	Tarrant County College District GO	5.000%	8/15/29	3,195	3,726
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	750	757
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	375	381
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,950	2,012
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	400	416
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	805	806
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,470	1,552
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	400	426
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	3,500	3,774
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	675	728
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	225	245
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	400	437
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	175	194
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	6.000%	11/15/27	500	509
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	485	542

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	300	336
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	400	455
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,000	1,156
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	2,000	2,348
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (MRC Stevenson Oaks Project)	3.000%	11/15/26	815	786
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/26	7,435	7,927
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/30	8,520	9,733
[2,5]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	1.810%	2/2/23	4,775	4,775
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/23	3,000	3,050
	Tarrant County TX GO	5.000%	7/15/25	300	319
	Tarrant County TX GO	5.000%	7/15/26	350	382
	Tarrant County TX GO	5.000%	7/15/27	375	419
	Tarrant County TX GO	5.000%	7/15/28	300	343
	Tarrant County TX GO	5.000%	7/15/29	500	583
	Tarrant County TX GO	5.000%	7/15/30	520	617
	Tarrant Regional Water District Lease Revenue	4.000%	9/1/27	5,830	6,270
	Tarrant Regional Water District Water Supply System Water Revenue	5.000%	3/1/28	3,000	3,161
[17]	Temple TX Independent School District GO	5.000%	2/1/28	1,105	1,250
[17]	Temple TX Independent School District GO	5.000%	2/1/29	1,280	1,475
[17]	Temple TX Independent School District GO	5.000%	2/1/30	1,575	1,847
	Temple TX Utility System Water Revenue	5.000%	8/1/28	1,160	1,323
	Texas A&M University College & University Revenue	5.000%	5/15/27	1,565	1,753
	Texas A&M University College & University Revenue	5.000%	5/15/28	2,000	2,231
	Texas A&M University College & University Revenue	5.000%	5/15/28	1,300	1,487
	Texas A&M University College & University Revenue	5.000%	5/15/29	2,145	2,503
	Texas A&M University College & University Revenue	5.000%	5/15/30	2,310	2,738
[17]	Texas City TX Independent School District GO	5.000%	8/15/23	590	598
[17]	Texas City TX Independent School District GO	5.000%	8/15/24	1,650	1,716
[17]	Texas City TX Independent School District GO	4.000%	2/15/25	1,430	1,479
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	4.750%	1/1/49	1,880	1,932
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	3.500%	3/1/51	8,735	8,752

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	5.500%	9/1/52	9,950	10,934
Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	5.750%	1/1/53	3,100	3,440
Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	6.000%	3/1/53	14,000	15,895
Texas GO	5.000%	8/1/25	2,000	2,133
Texas GO	5.000%	8/1/25	2,510	2,676
Texas GO	5.000%	10/1/25	1,005	1,037
Texas GO	4.000%	8/1/26	1,450	1,511
Texas GO	5.000%	10/1/26	5,550	5,803
Texas GO	4.000%	8/1/27	2,250	2,344
Texas GO	5.000%	10/1/27	3,120	3,261
Texas GO	5.000%	10/1/27	4,285	4,422
Texas GO	4.000%	8/1/28	1,250	1,301
Texas GO	4.000%	8/1/29	2,750	2,859
Texas GO	4.000%	8/1/30	1,500	1,557
Texas GO	4.000%	8/1/31	1,250	1,296
Texas GO, Prere.	5.000%	4/1/24	10,115	10,421
Texas GO, Prere.	5.000%	4/1/24	7,525	7,753
Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	5.250%	12/15/23	4,015	4,087
Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	6.250%	12/15/26	41,970	44,605
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/23	3,020	3,058
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/24	3,805	3,897
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/25	1,410	1,464
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/26	6,550	6,869
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/27	9,500	10,035
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/28	17,880	18,971
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/30	3,805	4,059
Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/24	840	870
Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/25	2,150	2,268
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/30	3,700	4,021
Texas Public Finance Authority College & University Revenue	5.000%	5/1/23	135	136
Texas Public Finance Authority College & University Revenue	5.000%	12/1/23	1,820	1,859
Texas Public Finance Authority College & University Revenue	5.000%	5/1/24	175	179
Texas Public Finance Authority College & University Revenue	5.000%	5/1/25	250	259
Texas Public Finance Authority College & University Revenue	5.000%	5/1/26	260	274
Texas Public Finance Authority College & University Revenue	5.000%	5/1/27	1,640	1,751
Texas Public Finance Authority College & University Revenue	5.000%	12/1/27	1,000	1,094

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/28	725	784
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/29	1,810	1,983
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/23	580	580
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/26	2,555	2,761
	Texas State Affordable Housing Corp. Local or Guaranteed Housing Revenue (Texas Heroes Home Loan Program)	4.250%	3/1/49	1,585	1,610
[4]	Texas State Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/24	475	478
[4]	Texas State Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/25	650	653
[4]	Texas State Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/26	1,250	1,260
[4]	Texas State Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/27	2,030	2,048
[4]	Texas State Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/28	1,500	1,513
[2,4,5]	Texas State Technical College & University Revenue TOB VRDO	1.860%	2/7/23	3,465	3,465
	Texas State University System College & University Revenue	5.000%	3/15/23	2,585	2,593
	Texas State University System College & University Revenue	5.000%	3/15/26	5,835	6,144
	Texas State University System College & University Revenue	5.000%	3/15/26	750	769
	Texas State University System College & University Revenue	5.000%	3/15/26	800	866
	Texas State University System College & University Revenue	5.000%	3/15/27	130	137
	Texas Transportation Commission GO PUT	0.650%	4/1/26	37,075	33,885
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/23	4,495	4,573
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	4/1/25	2,200	2,270
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/28	745	819
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	4/1/24	3,200	3,297
	Texas Water Development Board Water Revenue	5.000%	4/15/25	4,510	4,771
	Texas Water Development Board Water Revenue	5.000%	8/1/25	6,060	6,462
	Texas Water Development Board Water Revenue	5.000%	10/15/26	2,000	2,197
	Texas Water Development Board Water Revenue	5.000%	4/15/27	1,200	1,334
	Texas Water Development Board Water Revenue	5.000%	10/15/27	1,450	1,630
	Texas Water Development Board Water Revenue	5.000%	4/15/28	1,885	2,143
	Texas Water Development Board Water Revenue	5.000%	10/15/28	3,650	4,193
	Texas Water Development Board Water Revenue	5.000%	4/15/29	2,240	2,597
	Texas Water Development Board Water Revenue	5.000%	10/15/29	2,500	2,920
	Texas Water Development Board Water Revenue	5.000%	4/15/30	2,300	2,712

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Water Development Board Water Revenue	4.000%	10/15/30	5,240	5,542
	Texas Water Development Board Water Revenue	4.000%	10/15/32	7,700	8,124
[17]	Texas Water Development Board Water Revenue PUT	2.750%	8/15/25	1,000	1,005
[17]	Tomball Independent School District GO	5.000%	2/15/25	5,000	5,275
[17]	Tomball Independent School District GO PUT	0.450%	8/15/23	1,375	1,353
[17]	Tomball Independent School District GO PUT	0.260%	8/15/24	2,350	2,236
	Travis County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	4.125%	6/1/27	3,500	3,567
	Travis County TX GO	5.000%	3/1/25	5,000	5,274
	Travis County TX GO	5.000%	3/1/26	5,000	5,419
	Travis County TX Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	0.230%	2/1/24	4,125	3,972
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/24	1,495	1,553
	Trinity River Authority Central Regional Wastewater System Water Revenue	5.000%	8/1/23	1,090	1,104
	Trinity River Authority Water Revenue	5.000%	2/1/28	100	108
[17]	Tyler Independent School District GO	5.000%	2/15/27	1,400	1,547
[17]	Tyler Independent School District GO	5.000%	2/15/28	1,000	1,130
[17]	Tyler Independent School District GO	5.000%	2/15/30	1,000	1,175
	University of Houston College & University Revenue	5.000%	2/15/23	6,880	6,886
	University of Houston College & University Revenue	5.000%	2/15/26	6,060	6,554
	University of Houston College & University Revenue	5.000%	2/15/27	8,660	9,587
	University of North Texas System College & University Revenue	5.000%	4/15/23	1,270	1,277
	University of North Texas System College & University Revenue	5.000%	4/15/24	2,250	2,322
	University of North Texas System College & University Revenue	5.000%	4/15/25	1,135	1,199
	University of Texas System College & University Revenue	5.000%	8/15/23	1,025	1,040
	University of Texas System College & University Revenue	5.000%	8/15/25	5,445	5,823
	University of Texas System College & University Revenue	5.000%	8/15/25	5,500	5,882
	University of Texas System College & University Revenue	5.000%	8/15/25	2,945	3,150
	Waco Educational Finance Corp. College & University Revenue	3.000%	3/1/23	325	325
	Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/25	425	437
[17]	Waco Independent School District GO, Prere.	5.000%	8/15/24	3,840	3,989
	Waco TX GO	4.000%	2/1/28	1,725	1,852
	Waco TX GO	4.000%	2/1/29	3,590	3,852
[17]	Waller Consolidated Independent School District GO	5.000%	2/15/27	825	913
[1,10]	Waller Consolidated Independent School District GO	5.000%	2/15/27	1,260	1,386
[17]	Waller Consolidated Independent School District GO	5.000%	2/15/28	530	599
[1,10]	Waller Consolidated Independent School District GO	5.000%	2/15/30	1,245	1,452
	Waxahachie TX GO	4.000%	8/1/30	1,000	1,067
[17]	Weslaco Independent School District GO	4.000%	2/15/32	1,220	1,263

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	West Travis County Public Utility Agency Water Revenue	5.000%	8/15/23	1,060	1,074
	Williamson County TX GO	5.000%	2/15/28	25	26
	Williamson County TX GO	4.000%	2/15/33	1,000	1,046
	Williamson County TX GO	4.000%	2/15/34	2,250	2,343
[17]	Willis Independent School District GO	4.000%	2/15/26	650	683
[17]	Willis Independent School District GO	4.000%	2/15/27	795	847
[17]	Willis Independent School District GO	4.000%	2/15/28	1,955	2,110
[17]	Willis Independent School District GO	4.000%	2/15/28	1,180	1,273
[17]	Wylie Independent School District / Taylor County GO	4.000%	2/15/31	1,925	2,014
[17]	Wylie Independent School District GO	0.000%	8/15/23	2,225	2,194
[17]	Wylie Independent School District GO	0.000%	8/15/24	1,675	1,608
[17]	Wylie Independent School District GO	0.000%	8/15/25	1,240	1,160
[17]	Ysleta Independent School District GO	5.000%	8/15/26	1,040	1,139
					2,670,508
Utah (0.3%)
	Central Utah Water Conservancy District GO	5.000%	4/1/23	515	517
	Central Utah Water Conservancy District Water Revenue	5.000%	10/1/23	1,450	1,475
	Davis School District GO	4.000%	6/1/25	4,395	4,536
	Granite School District Board of Education GO	5.000%	6/1/28	5,315	6,078
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/28	2,275	2,606
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/29	1,835	2,146
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/30	1,720	2,046
	Provo City School District Municipal Building Authority Lease (Appropriation) Revenue	5.000%	3/15/24	3,300	3,392
[8]	Utah Board of Higher Education College & University Revenue	5.500%	4/1/29	12,825	14,523
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/23	160	161
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/24	170	174
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/25	135	141
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/26	125	133
	Utah County Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/26	2,735	2,955
	Utah County UT Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/24	23,245	23,756
	Utah County UT Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/24	2,500	2,581
	Utah GO, Prere.	5.000%	1/1/25	9,355	9,828
[9]	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	4.000%	9/1/24	1,750	1,777
	Utah Infrastructure Agency Telecom Revenue	3.000%	10/15/25	265	256
	Utah Infrastructure Agency Telecom Revenue	4.000%	10/15/27	550	544
	Utah State University College & University Revenue	4.000%	12/1/27	480	499
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.000%	6/1/24	500	515
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.000%	6/1/26	500	539
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.000%	6/1/28	700	784

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.000%	6/1/29	750	852
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.000%	6/1/30	1,000	1,155
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/25	280	297
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/26	255	270
[4]	Vineyard Redevelopment Agency Tax Allocation Revenue	5.000%	5/1/24	350	361
[4]	Vineyard Redevelopment Agency Tax Allocation Revenue	5.000%	5/1/26	750	811
[4]	Vineyard Redevelopment Agency Tax Allocation Revenue	5.000%	5/1/28	450	507
					86,215
Vermont (0.0%)
	University of Vermont and State Agricultural College Miscellaneous Revenue	5.000%	10/1/25	500	535
	University of Vermont and State Agricultural College Miscellaneous Revenue	5.000%	10/1/26	500	548
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/23	70	70
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/24	100	99
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/25	115	113
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/26	500	488
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/27	160	153
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/28	225	212
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/29	440	409
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/30	225	205
	Vermont Educational & Health Buildings Financing Agency Miscellaneous Revenue	5.000%	12/1/24	500	519
					3,351
Virgin Islands (0.0%)
	Matching Fund Special Purpose Securitization Corp. Miscellaneous Taxes Revenue	5.000%	10/1/25	510	523
	Matching Fund Special Purpose Securitization Corp. Miscellaneous Taxes Revenue	5.000%	10/1/26	1,265	1,306
	Matching Fund Special Purpose Securitization Corp. Miscellaneous Taxes Revenue	5.000%	10/1/27	1,900	1,973
[5]	Virgin Islands Public Finance Authority Government Fund/Grant Revenue	5.000%	9/1/25	150	154
					3,956
Virginia (1.3%)
	Albemarle County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	285	286
	Albemarle County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	375	381
	Albemarle County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	650	670
	Albemarle County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	815	844

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Albemarle County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	820	850
	Albermarle County Economic Development Authority Health, Hospital, Nursing Home Revenue VRDO	1.100%	2/1/23	1,500	1,500
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	400	403
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	265	278
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,100	1,204
	Arlington County VA GO, Prere.	4.000%	8/1/23	7,780	7,843
	Arlington County VA GO, Prere.	4.000%	8/1/23	13,670	13,780
	Chesapeake Bay Bridge & Tunnel District Highway Revenue BAN	5.000%	11/1/23	66,675	67,651
[2,5]	Chesapeake Bay Bridge & Tunnel District Highway Revenue TOB VRDO	1.700%	2/2/23	8,400	8,400
	Chesapeake Economic Development Authority Electric Power & Light Revenue PUT	1.900%	6/1/23	2,125	2,113
	Chesapeake Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	935	943
	Chesapeake Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	885	911
	Chesapeake Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	3,025	3,184
	Fairfax County Economic Development Authority Lease (Appropriation) Revenue, Prere.	5.000%	10/1/24	2,135	2,225
	Fairfax County IDA Health, Hospital, Nursing Home Revenue (Innova Health System Project)	5.000%	5/15/28	3,750	4,264
	Fairfax County IDA Health, Hospital, Nursing Home Revenue (Innova Health System Project)	5.000%	5/15/29	2,750	3,188
	Fairfax County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/23	14,500	14,593
	Fairfax County VA GO	5.000%	10/1/25	1,505	1,572
	Fairfax County VA GO, Prere.	5.000%	10/1/23	10,215	10,391
	Halifax County IDA Electric & Power Revenue PUT	1.650%	5/31/24	1,435	1,394
	Hampton Roads Transportation Accountability Commission Appropriations Revenue BAN	5.000%	7/1/26	51,190	55,887
[5]	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	700	694
[5]	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/29	1,700	1,584
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	500	512
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	1,000	1,042
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	1,680	1,771
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/24	415	410

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	420	412
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/27	440	425
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/28	455	435
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/29	230	218
	Lexington IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/24	1,015	1,011
	Loudoun County Economic Development Authority Lease (Appropriation) Revenue	5.000%	12/1/25	1,000	1,078
	Loudoun County VA GO	5.000%	12/1/27	2,110	2,391
	Loudoun County VA GO	5.000%	12/1/28	2,115	2,450
	Louisa IDA Nuclear Revenue (VA Electric & Power Co. Project) PUT	0.750%	9/2/25	9,000	8,267
	Louisa IDA Nuclear Revenue PUT	1.900%	6/1/23	4,000	3,976
	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	1,055	1,072
	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	1,455	1,504
	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	1,420	1,496
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/23	1,000	1,001
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/24	820	831
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/25	685	706
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/26	1,800	1,886
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/27	1,000	1,065
	Newport News Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	3,070	3,063
	Norfolk Redevelopment & Housing Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/24	640	633
	Norfolk VA GO, Prere.	5.000%	10/1/26	2,500	2,751
	Norfolk VA GO, Prere.	5.000%	10/1/26	1,040	1,144
[5]	Peninsula Town Center Community Development Authority Special Assessment Revenue	4.000%	9/1/23	75	74
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/24	645	645
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/26	910	904
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/27	955	943
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/28	1,000	983
[5]	Suffolk Economic Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.320%	2/1/23	50,250	50,250

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Suffolk Redevelopment & Housing Authority Local or Guaranteed Housing Revenue PUT	4.125%	5/1/23	10,500	10,518
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	400	402
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	910	928
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/26	10,500	11,354
	Virginia College Building Authority Appropriations Revenue (21st Century College Program)	5.000%	2/1/31	2,200	2,420
	Virginia College Building Authority College & University Revenue (Regent University Project)	5.000%	6/1/23	250	251
	Virginia College Building Authority College & University Revenue (Regent University Project)	5.000%	6/1/25	350	360
	Virginia College Building Authority College & University Revenue (Regent University Project)	5.000%	6/1/27	400	420
	Virginia College Building Authority College & University Revenue (Regent University Project)	5.000%	6/1/28	425	449
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	5.000%	5/15/25	4,090	4,344
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	5.000%	5/15/26	7,550	8,240
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	1.300%	12/1/28	1,165	1,020
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	1.550%	12/1/29	500	433
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/24	6,280	6,531
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/25	5,000	5,344
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/28	860	989
	Virginia Public School Authority Lease (Appropriation) Revenue	5.000%	4/15/25	12,620	13,367
	Virginia Public School Authority Lease (Appropriation) Revenue	4.000%	4/15/26	10,000	10,532
	Virginia Public School Authority Lease Revenue	5.000%	8/1/23	15	15
	Virginia Public School Authority Lease Revenue	4.000%	8/1/25	5,065	5,184
	Virginia Public School Authority Lease Revenue	5.000%	8/1/27	6,915	7,374
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/23	300	297
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	605	617
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	1,210	1,270
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/26	235	222
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	1,325	1,410
[2,5]	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.860%	2/2/23	3,860	3,860

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wise County IDA Electric Power & Light Revenue (VA Electric & Power Co. Project) PUT	0.750%	9/2/25	6,385	5,865
	York County Economic Development Authority Electric Power & Light Revenue PUT	1.900%	6/1/23	4,000	3,977
					410,375
Washington (1.8%)
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/29	2,000	2,349
[3]	Central Puget Sound Regional Transit Authority Sales Tax Revenue PUT, SIFMA Municipal Swap Index Yield + 0.200%	1.860%	11/1/45	4,500	4,380
[3]	Central Puget Sound Regional Transit Authority Sales Tax Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	2.110%	11/1/45	18,625	18,625
	Chelan County Public Utility District No. 1 Multiple Utility Revenue	5.000%	7/1/25	1,000	1,062
	Clark County School District No. 114 Evergreen GO	5.000%	12/1/26	6,500	7,178
	Clark County School District No. 117 Camas GO	4.000%	12/1/30	3,825	4,031
	Clark County School District No. 37 Vancouver GO	5.000%	12/1/26	15	17
	Energy Northwest Nuclear Revenue	5.000%	7/1/24	3,200	3,318
	Energy Northwest Nuclear Revenue	5.000%	7/1/27	5,200	5,679
	Energy Northwest Nuclear Revenue (Project No. 1 Electric Revenue)	5.000%	7/1/27	5,000	5,599
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/26	100	109
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/25	11,675	12,429
	Grant & Douglas Counties School District No. 144-101 Quincy GO	4.000%	12/1/32	3,610	3,754
	Grant County Public Utility District No. 2 Electric Power & Light Revenue	5.000%	1/1/24	255	261
	Grant County Public Utility District No. 2 Electric Power & Light Revenue	5.000%	1/1/25	285	299
	Grant County Public Utility District No. 2 Electric Power & Light Revenue PUT	2.000%	12/1/23	13,750	13,687
	Grant County Public Utility District No. 2 Electric Power & Light Revenue PUT	2.000%	12/1/25	12,095	11,730
	King County Housing Authority Local or Guaranteed Housing Revenue	2.000%	10/1/23	50	50
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/24	215	215
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	10/1/24	135	136
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/25	140	140
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	10/1/25	75	76
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	6/1/26	450	466
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/26	75	78
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	6/1/27	650	679
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/27	150	157

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/28	150	158
	King County Public Hospital District No. 2 GO, Prere.	5.000%	12/1/24	100	105
	King County School District No. 405 Bellevue GO	5.000%	12/1/23	2,990	3,056
	King County School District No. 409 Tahoma GO	5.000%	12/1/25	1,575	1,609
	King County School District No. 410 Snoqualmie Valley GO	5.000%	12/1/32	3,200	3,372
	King County School District No. 411 Issaquah GO	4.000%	12/1/31	1,000	1,043
	King County WA Sewer Revenue	5.000%	7/1/25	1,480	1,534
[3]	King County WA Sewer Revenue, SIFMA Municipal Swap Index Yield + 0.230%	1.890%	1/1/40	18,500	18,019
	Lewis & Thurston Counties School District No. 401 Centralia GO	5.000%	12/1/23	270	276
	Lewis & Thurston Counties School District No. 401 Centralia GO	5.000%	12/1/24	335	351
	Pierce County School District No. 401 Peninsula GO	5.000%	12/1/23	500	511
	Pierce County School District No. 402 Franklin Pierce GO	5.000%	12/1/25	1,000	1,077
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/28	500	518
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/29	3,000	3,447
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/30	7,045	8,236
	Richland WA Waterworks Utility Water Revenue	5.000%	11/1/33	1,270	1,383
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Hinoki Apartments Project)	3.000%	6/1/23	1,500	1,500
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Northgate Plaza Project)	1.000%	6/1/26	4,340	4,014
	Seattle WA GO	5.000%	6/1/26	4,000	4,247
[3]	Seattle WA Municipal Electric Power & Light Revenue PUT, SIFMA Municipal Swap Index Yield + 0.490%	2.150%	11/1/46	1,705	1,705
[2,5]	Seattle WA Municipal Light & Power Electric Power & Light Revenue TOB VRDO	1.250%	2/1/23	30,005	30,005
[3]	Seattle WA Municipal Light & Power Electric Power & Light Revenue, SIFMA Municipal Swap Index Yield + 0.250%	1.910%	5/1/45	2,500	2,452
[3]	Seattle WA Municipal Light & Power Electric Power & Light Revenue, SIFMA Municipal Swap Index Yield + 0.490%	2.150%	11/1/46	1,500	1,500
	Skagit County Public Hospital District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	1,915	1,927
	Snohomish County WA GO, Prere.	4.000%	6/1/23	3,220	3,237
	Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/23	715	721
	Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/24	1,550	1,562
	University of Washington College & University Revenue	5.000%	4/1/23	1,000	1,004
	University of Washington College & University Revenue	5.000%	4/1/23	115	115
	University of Washington College & University Revenue	5.000%	4/1/25	310	327

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
University of Washington College & University Revenue	4.000%	12/1/30	2,835	2,964
University of Washington College & University Revenue PUT	4.000%	8/1/27	14,805	15,613
Washington COP	5.000%	7/1/27	1,250	1,391
Washington GO	5.000%	6/1/23	1,500	1,513
Washington GO	5.000%	7/1/24	13,825	14,330
Washington GO	5.000%	6/1/25	3,000	3,190
Washington GO	5.000%	8/1/25	10,865	11,607
Washington GO	5.000%	8/1/25	5,135	5,486
Washington GO	5.000%	2/1/26	1,500	1,502
Washington GO	5.000%	7/1/26	10,000	10,931
Washington GO	5.000%	8/1/26	12,455	13,643
Washington GO	5.000%	8/1/26	9,015	9,138
Washington GO	5.000%	8/1/26	5,570	6,101
Washington GO	5.000%	6/1/27	5,200	5,812
Washington GO	5.000%	2/1/28	3,000	3,165
Washington GO	4.000%	7/1/28	25,000	27,371
Washington GO	4.000%	7/1/28	5,000	5,474
Washington GO	4.000%	7/1/29	10,000	10,069
Washington GO	5.000%	8/1/31	15,040	16,801
Washington GO	5.000%	8/1/31	3,000	3,193
Washington GO	5.000%	8/1/35	1,000	1,056
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	725	735
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	1,415	1,469
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	1,000	1,049
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	2,000	2,097
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	2,235	2,327
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	670	705
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	1,945	2,079
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	2,250	2,405
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	3,000	3,144
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	4,000	4,177
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	10,140	10,552
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	18,460	19,118
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/24	6,500	6,613
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/25	33,020	34,209
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/26	24,710	26,093
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/30	29,865	31,597

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 1.400%	3.060%	1/1/35	615	618
[2,5]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.740%	2/2/23	8,800	8,800
[2,5]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.760%	2/2/23	3,095	3,095
	Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	5.000%	1/1/24	1,005	1,028
	Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	5.000%	1/1/26	555	598
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	4.000%	10/1/24	450	457
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	5.000%	10/1/28	540	586
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/26	350	363
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/27	200	210
[5]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Horizon House Project)	5.000%	1/1/24	605	610
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	4.000%	6/1/49	3,070	3,105
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	3.000%	12/1/50	980	966
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	12/1/52	2,780	2,983
[3]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 0.550%	2.210%	12/1/48	5,000	4,993
	Washington State University College & University Revenue	5.000%	10/1/23	350	356
	Washington State University College & University Revenue	5.000%	10/1/24	585	609
[1]	Western Washington University College & University Revenue	4.000%	4/1/24	250	254
					543,865
West Virginia (0.2%)
[4]	Cabell County Board of Education GO	2.000%	6/1/26	3,685	3,627
[4]	Cabell County Board of Education GO	2.000%	6/1/27	4,510	4,422
[4]	Cabell County Board of Education GO	2.000%	6/1/28	3,400	3,314
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	120	124
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,005	2,062
	West Virginia Commissioner of Highways Fuel Sales Tax Revenue	5.000%	9/1/24	6,690	6,966

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	West Virginia Economic Development Authority Industrial Revenue PUT	2.550%	4/1/24	10,000	9,868
	West Virginia Economic Development Authority Industrial Revenue PUT	0.625%	12/15/25	3,500	3,207
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/23	700	707
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/24	1,010	1,045
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/25	1,150	1,220
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/30	2,065	2,282
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	2,575	2,593
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	1,900	1,928
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	1,065	1,094
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	1,370	1,428
[2,5]	West Virginia State Fuel Sales Tax Revenue TOB VRDO	1.300%	2/1/23	3,750	3,750
	West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/23	2,235	2,258
	West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/24	2,350	2,430
	West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/25	2,465	2,623
	West Virginia University College & University Revenue (West Virginia University Projects), Prere.	5.000%	10/1/24	10,500	10,959
					67,907
Wisconsin (2.5%)
	Appleton Area School District Miscellaneous Revenue BAN	4.000%	7/3/23	32,000	32,057
	Burnett County WI GO	2.000%	11/1/26	1,010	981
	Burnett County WI GO	3.000%	11/1/27	1,285	1,323
	Burnett County WI GO	3.000%	11/1/28	1,325	1,372
	Cuba School District Miscellaneous Revenue	4.000%	6/28/23	7,675	7,685
	Dane County WI GO	2.000%	4/1/27	3,405	3,329
	Dane County WI GO	2.000%	4/1/28	1,715	1,658
	DeForest WI Area School District GO	5.000%	4/1/26	1,535	1,666
	Eau Claire Area School District Miscellaneous Revenue	4.000%	6/21/23	25,000	25,050
	Fort Atkinson School District Miscellaneous Revenue	4.000%	6/22/23	2,000	2,004
	Jefferson School District Miscellaneous Revenue	4.000%	6/28/23	4,250	4,260
	Middleton-Cross Plains Area School District GO	3.000%	3/1/28	3,125	3,230
	Middleton-Cross Plains Area School District GO	3.000%	3/1/29	2,785	2,895
	Milwaukee WI GO	5.000%	2/1/23	1,500	1,500
	Milwaukee WI GO	5.000%	4/1/23	930	933
	Milwaukee WI GO	5.000%	4/1/23	2,000	2,007
	Milwaukee WI GO	5.000%	4/1/23	6,255	6,276
	Milwaukee WI GO	5.000%	4/1/24	5,060	5,181
	Milwaukee WI GO	4.000%	3/15/25	3,000	3,083
	Milwaukee WI GO	5.000%	4/1/26	3,785	4,034
	Milwaukee WI GO	5.000%	4/1/26	5,425	5,782

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Milwaukee WI GO	5.000%	4/1/26	12,535	13,360
	Milwaukee WI GO	5.000%	4/1/27	5,240	5,692
	Milwaukee WI GO	5.000%	4/1/27	2,945	3,199
	Milwaukee WI GO	5.000%	4/1/27	8,800	9,558
[1]	Milwaukee WI GO	5.000%	4/1/27	1,310	1,439
	Milwaukee WI GO	5.000%	4/1/28	3,735	4,130
	Milwaukee WI GO	5.000%	4/1/28	700	774
	Milwaukee WI GO	5.000%	4/1/28	8,805	9,737
[4]	Milwaukee WI GO	5.000%	4/1/28	6,665	7,466
[1]	Milwaukee WI GO	5.000%	4/1/28	1,320	1,478
	Milwaukee WI GO	5.000%	4/1/29	1,050	1,177
	Milwaukee WI GO	5.000%	4/1/29	3,615	3,926
[1]	Milwaukee WI GO	5.000%	4/1/29	2,655	3,020
	Milwaukee WI GO	5.000%	4/1/30	1,335	1,449
	Milwaukee WI GO	5.000%	4/1/31	1,770	1,921
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/26	500	541
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/28	1,800	2,008
	Monroe School District Miscellaneous Revenue	4.000%	6/14/23	36,200	36,231
	Oconto Falls Public School District Miscellaneous Revenue	4.000%	6/21/23	17,275	17,310
	Oregon School District GO	3.050%	3/1/30	3,190	3,206
	Peshtigo School District Miscellaneous Revenue	4.000%	6/22/23	5,000	5,010
	Platteville School District Miscellaneous Revenue	4.000%	4/1/24	17,265	17,306
[5]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/26	430	434
	Public Finance Authority Charter School Aid Revenue	4.000%	7/1/26	185	185
[5]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/28	275	280
[5]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/28	440	444
	Public Finance Authority Charter School Aid Revenue	4.000%	7/1/28	470	467
[5]	Public Finance Authority Charter School Aid Revenue	4.000%	6/15/29	450	428
	Public Finance Authority College & University Revenue	5.000%	3/1/25	600	631
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/23	1,400	1,403
	Public Finance Authority Electric Power & Light Revenue PUT	3.300%	10/1/26	15,070	15,335
	Public Finance Authority Electric Power & Light Revenue PUT	3.700%	10/1/30	18,410	19,104
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	1,300	1,308
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	275	280
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	3,325	3,411
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	425	441
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	1,490	1,555
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	225	235

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[10]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	6,155	6,562
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	445	471
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	400	425
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/26	610	601
[10]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	3,000	3,271
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	1,100	1,183
[5]	Public Finance Authority Health, Hospital, Nursing Home Revenue	2.250%	6/1/27	4,000	3,629
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	2,935	3,127
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	850	919
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	250	269
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/27	195	191
[10]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	7,680	8,554
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	2,295	2,501
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	250	272
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/28	255	249
[10]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	4,045	4,584
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/29	320	310
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	1,050	1,107
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bayhealth Medical Center Project)	5.000%	7/1/27	1,080	1,196
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bayhealth Medical Center Project)	5.000%	7/1/28	875	989
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bayhealth Medical Center Project)	5.000%	7/1/29	1,000	1,152
	Public Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/23	815	830
	Public Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/24	2,555	2,664
	Public Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/25	4,485	4,798
	Public Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/26	4,710	5,161
	Pulaski Community School District Miscellaneous Revenue	4.000%	7/12/23	13,850	13,869
	Random Lake School District Miscellaneous Revenue	4.000%	4/1/24	14,900	14,934
	Sauk Prairie School District GO	5.000%	3/1/26	225	243
	Sauk Prairie School District GO	5.000%	3/1/27	225	247
	Sun Prairie WI Area School District GO	5.000%	3/1/25	325	342
	Sun Prairie WI Area School District GO	5.000%	3/1/26	330	357

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Two Rivers Public School District Miscellaneous Revenue	4.000%	6/28/23	5,000	5,012
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue, Prere.	5.000%	4/1/23	2,410	2,419
	Verona Area School District GO	5.000%	4/1/25	1,695	1,788
	Waukesha School District GO	4.000%	4/1/24	780	794
	Waukesha School District GO	4.000%	4/1/25	825	852
	Waukesha WI GO	2.000%	10/1/23	1,265	1,260
	Waukesha WI GO	5.000%	10/1/24	200	209
	Waukesha WI GO	2.000%	10/1/26	2,455	2,382
	Waukesha WI GO	2.000%	10/1/27	3,000	2,880
	Waukesha WI GO	5.000%	10/1/27	280	314
	Waukesha WI GO	2.000%	10/1/28	3,000	2,866
	Waukesha WI GO	5.000%	10/1/28	265	303
	Waunakee Community School District GO	3.250%	4/1/28	24,000	24,044
	Wausau School District GO	5.000%	3/1/28	2,845	3,202
	Wausau School District GO	5.000%	3/1/29	4,530	5,187
	Waushara County WI Miscellaneous Revenue	4.500%	6/1/27	2,630	2,739
	Wauwatosa School District GO	5.000%	3/1/25	5,550	5,858
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/28	1,050	870
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/28	265	219
	Wisconsin Department of Transportation Miscellaneous Revenue, Prere.	5.000%	7/1/23	3,390	3,426
	Wisconsin Department of Transportation Miscellaneous Revenue, Prere.	5.000%	7/1/23	745	753
	Wisconsin GO	5.000%	5/1/24	7,920	7,971
	Wisconsin GO	5.000%	5/1/24	15,100	15,598
	Wisconsin GO	5.000%	11/1/27	1,780	1,941
	Wisconsin GO, Prere.	5.000%	5/1/23	18,615	18,734
	Wisconsin GO, Prere.	5.000%	5/1/23	4,920	4,951
[3]	Wisconsin GO, SIFMA Municipal Swap Index Yield + 0.420%	2.080%	5/1/25	2,000	2,000
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/23	350	355
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/23	325	330
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/24	350	364
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/25	600	639
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/26	1,100	1,198
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/23	2,130	2,132
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	1,000	1,004
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	525	532
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	125	124
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/23	500	506

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	1,075	1,103
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,000	1,032
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	950	986
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	155	153
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/24	500	513
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	100	104
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/24	970	1,010
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	205	202
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	725	771
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	240	236
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/25	500	522
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	14,595	15,628
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	125	133
[4]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	685	732
[5]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	1,000	1,039
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,000	1,074
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	350	342
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/26	635	672
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	16,450	17,996
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	200	216
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/27	360	349

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	3,000	3,271
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	150	165
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/28	375	358
[4]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	850	945
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	275	310
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	8,000	8,276
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	175	201
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	275	321
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,010	1,038
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/23	20,000	20,026
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/3/24	3,340	3,501
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/25	9,000	9,232
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/24/26	2,260	2,434
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/24/26	1,575	1,697
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/29/26	6,075	6,545
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/27	8,330	8,810
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/27	8,130	8,740
[3]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.600%	1.840%	8/15/54	4,000	3,863
[2,5]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.600%	2/1/23	25,900	25,900
[2,5]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.810%	2/2/23	8,560	8,560

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,5]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.060%	2/2/23	22,180	22,180
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	8/15/23	3,000	3,044
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	4.000%	3/1/47	5,895	5,955
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	3.000%	3/1/52	1,960	1,930
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	5.000%	3/1/53	9,950	10,606
	Wisconsin Housing & Economic Development Authority Home Ownership Revenue Local or Guaranteed Housing	4.000%	3/1/48	4,815	4,850
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue PUT	4.000%	11/1/25	15,690	15,860
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	0.350%	3/1/23	700	699
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	0.450%	9/1/23	775	765
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	0.550%	3/1/24	840	819
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	0.600%	9/1/24	1,050	1,013
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	0.700%	3/1/25	475	453
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	0.850%	9/1/25	900	854
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	0.950%	3/1/26	875	821
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	1.050%	9/1/26	820	765
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	1.150%	3/1/27	850	786
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	1.250%	9/1/27	870	800
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	1.400%	3/1/28	750	684
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	1.500%	9/1/28	790	719
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	1.600%	3/1/29	855	774
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	1.700%	9/1/29	835	754

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	4.250%	3/1/49	1,770	1,805
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	0.400%	11/1/23	1,000	974
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	0.610%	5/1/24	2,150	2,063
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	0.500%	11/1/24	1,000	943
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	0.810%	5/1/25	6,435	6,129
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 0.150%	1.810%	12/2/24	4,695	4,671
[2,5]	Wisconsin Public Finance Authority Health Care System Revenue TOB VRDO	1.300%	2/1/23	2,500	2,500
					776,170
Wyoming (0.1%)
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/23	120	121
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/24	120	122
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/25	120	124
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/26	95	99
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/27	180	190
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/28	220	235
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/29	120	129
	Sweetwater County WY Industrial Revenue (Idaho Power Co. Project)	1.700%	7/15/26	34,000	32,412
[10]	Wyoming Community Development Authority Local or Guaranteed Housing Revenue	5.750%	6/1/53	3,010	3,328
					36,760
Total Tax-Exempt Municipal Bonds (Cost $31,106,561)					30,583,978

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (1.3%)
Money Market Fund (1.3%)
[18]	Vanguard Municipal Cash Management Fund (Cost $401,658)	1.393%	4,016,207	401,661
Total Investments (99.8%) (Cost $31,508,219)				30,985,639
Other Assets and Liabilities—Net (0.2%)				77,538
Net Assets (100%)				31,063,177
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
2	Scheduled principal and interest payments are guaranteed by bank letter of credit.
3	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
4	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2023, the aggregate value was $2,222,557,000, representing 7.2% of net assets.
6	Step bond.
7	Securities with a value of $7,509,000 have been segregated as initial margin for open futures contracts.
8	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
9	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
10	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of January 31, 2023.
11	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
12	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
13	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
14	Scheduled principal and interest payments are guaranteed by Michigan School Bond Loan Fund.
15	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
16	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
17	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
18	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1M—1-month.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
LIBOR—London Interbank Offered Rate.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
USD—U.S. dollar.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note[1]	March 2023	4,565	938,785	208

Short Futures Contracts
5-Year U.S. Treasury Note[1]	March 2023	(4,166)	(455,103)	(628)
				(420)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of January 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	30,583,978	—	30,583,978
Temporary Cash Investments	401,661	—	—	401,661
Total	401,661	30,583,978	—	30,985,639
Derivative Financial Instruments
Assets
Futures Contracts[1]	208	—	—	208
Liabilities
Futures Contracts[1]	628	—	—	628
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.